UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen All-American Municipal Bond Fund

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.0%

	MUNICIPAL BONDS – 100.0%

	Alabama – 1.2%

$10,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 0.000%, 7/01/46	No Opt. Call	Aa3	$11,206,700

5,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 4.000%, 2/01/46	2/26 at 100.00	A–	5,361,650

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
1,000	5.500%, 1/01/21 – AGM Insured	10/16 at 100.00	AA	1,005,830
1,000	5.500%, 1/01/22	10/16 at 100.00	A–	1,005,830

14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	19,488,357

500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	517,515

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa	2,126,780
33,675	Total Alabama			40,712,662

	Alaska – 0.1%

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/16 at 100.00	B3	1,974,040

	Arizona – 2.6%

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	AA– (4)	548,680

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA	219,020

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	Aa3 (4)	6,920,924

500	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	561,170

3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	3,633,159

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2004B, 5.250%, 8/01/26	10/16 at 100.00	A1	752,820

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	290,915

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	Aa2	489,850

4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+	4,535,400

NUVEEN	1

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A, 4.000%, 7/01/40	7/25 at 100.00	A+	$1,094,140

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,233,753
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	8,662,440

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	1,076,770

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	BB	1,121,450

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB	2,322,725
2,325	6.000%, 7/01/43	7/20 at 102.00	BB	2,423,533
195	6.000%, 7/01/48	7/20 at 102.00	BB	202,757

440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	No Opt. Call	BB	481,615

400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48	2/24 at 100.00	N/R	407,532

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BB+	865,425

730	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	AA–	758,631

270	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (4)	281,229

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A	4,329,218

1,000	Pinal County Unified School District 1 Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (4)	1,041,590

260	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/20	1/17 at 100.00	A–	264,256

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	BBB+	1,258,850
13,155	5.000%, 12/01/32	No Opt. Call	BBB+	16,513,603
7,675	5.000%, 12/01/37	No Opt. Call	BBB+	9,882,560

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2	1,082,470

500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Convertible Capital Appreciation Series 2005C, 4.550%, 7/01/21 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AAA	518,725

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	4,665,801

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,918,800
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,199,837
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,224,553

2	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	$1,243,100

859	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	1/17 at 100.00	N/R	860,288
73,984	Total Arizona			86,887,589

	Arkansas – 0.1%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB–	549,945
1,020	6.000%, 6/01/40	6/20 at 100.00	BBB–	1,134,434
1,520	Total Arkansas			1,684,379

	California – 9.9%

50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	47,153

2,350	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	2,259,572

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179, 16.630%, 4/01/34 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (4)	1,297,960

1,715	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (4)	1,855,973

285	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA	308,652

	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015:
4,000	5.000%, 11/15/26	11/25 at 100.00	Aa3	5,182,680
3,635	5.000%, 11/15/28	11/25 at 100.00	Aa3	4,639,750

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	5,828,535

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA	578,057

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,600,521

330	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	BB	358,667

3,340	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	3,826,304

6,480	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2015H, 3.000%, 12/01/29	12/25 at 100.00	A+	6,767,518

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A+	1,175,700

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A+	1,173,220

NUVEEN	3

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California State University, Systemwide Revenue Bonds, Series 2016A:
$1,500	5.000%, 11/01/24	No Opt. Call	Aa2	$1,940,985
1,250	5.000%, 11/01/25	No Opt. Call	Aa2	1,642,925
2,000	5.000%, 11/01/26	5/26 at 100.00	Aa2	2,635,820
2,400	5.000%, 11/01/27	5/26 at 100.00	Aa2	3,124,152

700	California State, General Obligation Bonds, Tender Option Bond Trust 2016-X60039, 18.510%, 3/01/40 – AGM Insured (IF) (5)	3/20 at 100.00	AA	1,116,332

7,280	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/24	No Opt. Call	AA–	9,290,445

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	AA–	9,059,097

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA–	1,601,754

1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB+	1,168,720

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/36	6/26 at 100.00	BB+	1,283,128
1,365	5.000%, 12/01/46	6/26 at 100.00	BB+	1,569,682
22,130	5.250%, 12/01/56	6/26 at 100.00	BB+	25,830,579

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,951,958

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 17.706%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	2,007,432

850	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A	888,165

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.500%, 7/01/30 (6)	10/16 at 100.00	CCC	825,008
5,300	5.500%, 7/01/35 (6)	10/16 at 100.00	CCC	5,300,053
2,000	5.250%, 7/01/39 (6)	10/16 at 100.00	CCC	2,000,020

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,098,180

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,143,891

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,143,891

675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF2186, 17.521%, 11/15/46 (IF)	11/16 at 100.00	AA–	713,934

1,230	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	1,146,200

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	511,120

1,960	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007, 5.250%, 9/01/37 (Pre-refunded 9/01/16)	9/16 at 101.00	N/R (4)	1,987,950

4	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilities District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R	$568,686

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	BBB–	927,741
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	5,450,000

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/16 at 100.00	A	1,390,360

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
10,050	4.500%, 6/01/27	6/17 at 100.00	B	10,229,995
3,480	5.000%, 6/01/33	6/17 at 100.00	B–	3,507,248
19,415	5.750%, 6/01/47	6/17 at 100.00	B–	19,809,707
7,550	5.125%, 6/01/47	6/17 at 100.00	B–	7,551,888

1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,139,420

1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,737,965

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BB (4)	1,656,135

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A:
2,500	5.000%, 5/15/25 (Alternative Minimum Tax)	No Opt. Call	AA–	3,156,500
3,500	5.000%, 5/15/26 (Alternative Minimum Tax)	No Opt. Call	AA–	4,473,735
4,325	5.000%, 5/15/28 (Alternative Minimum Tax)	5/26 at 100.00	AA–	5,429,043
2,500	5.000%, 5/15/29 (Alternative Minimum Tax)	5/26 at 100.00	AA–	3,119,975
3,985	5.000%, 5/15/31 (Alternative Minimum Tax)	5/26 at 100.00	AA–	4,927,572

1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA	1,131,490

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	627,635

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA–	3,394,140

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,154,060

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,156,480

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,303,152
2,500	6.500%, 11/01/39	No Opt. Call	A	3,728,050

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	10/16 at 100.00	AA– (4)	16,162,025

1,145	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	10/16 at 100.00	CCC+	1,137,443

NUVEEN	5

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/16 at 100.00	N/R	$1,744,193

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Ba1	3,354,030

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	2,044,544

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA–	3,347,217

5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA–	2,461,580

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)	8/36 at 100.00	AA	14,486,700

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	4,722,600

715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	783,275

910	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	940,913

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,254,940

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A– (4)	787,056

13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BB+	15,022,749

9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB–	11,382,063

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA–	8,642,592

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31	2/21 at 100.00	A	544,544

2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	A+	2,664,989

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,348,360

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	BBB+	627,685

4,750	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	10/16 at 100.00	B+	4,750,380

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA	1,051,551

6	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA	$225,156

840	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	845,057

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (7)	8/26 at 100.00	AA	5,434,750

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA	1,680,105

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	1,935,666
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,022,545
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,052,030
303,050	Total California			325,909,398

	Colorado – 4.1%

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,100,467

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	2,137,461

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,687,490

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	BBB	1,072,581

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	BBB	2,668,500

895	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (4)	999,223

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	3,400,050

13,450	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, NCMC Inc., Series 2016, 3.250%, 5/15/33	5/26 at 100.00	A+	14,076,635

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	1,653,960

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42 (8)	6/22 at 100.00	N/R	1,101,096
1,375	7.125%, 6/01/47 (8)	6/22 at 100.00	N/R	1,105,115

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	13,512,000

6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45	No Opt. Call	A–	7,055,415

NUVEEN	7

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	$870,877

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,248,220

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA	109,162

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,415,920

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	1,343,705

755	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	10/16 at 100.00	BBB+	757,046

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,732,225

540	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	555,514

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,109,790

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,178,700

330	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	331,713

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	2,027,318

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,799,350

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	9,591,921

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	13,896
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	265,306
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	12,575
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	15,169

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	7,501,466

1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,070,925

1,991	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,195,993

1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,503,179

760	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	846,990

8	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,600	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	$3,848,652

8,765	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	8,641,676

620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	BBB	725,828

2,025	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	2,392,011

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R	4,540,112

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A	2,914,744
3,580	6.500%, 11/15/38	No Opt. Call	A	5,422,483

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB+	1,158,557
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,949,532

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	884,642
128,536	Total Colorado			135,545,190

	Connecticut – 0.5%

860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/53	9/26 at 100.00	BB	946,542

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB+	1,150,370

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Tender Option Bond Trust 2015-XF0247, 16.935%, 7/01/42 (IF) (5)	7/17 at 100.00	AAA	1,160,600

9,595	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/18	No Opt. Call	AA–	10,508,156

750	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	846,067

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,282,814
15,005	Total Connecticut			16,894,549

	Delaware – 0.2%

950	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	1,043,499

1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,086,300

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,631,650
6,950	Total Delaware			7,761,449

NUVEEN	9

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia – 0.1%

$4,000	District of Columbia, General Obligation Bonds, Refunding Series 2014D, 5.000%, 6/01/17	No Opt. Call	Aa1	$4,152,240

	Florida – 5.9%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	355,539
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,649,071

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,350,725

490	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	491,548

855	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A (4)	998,965

6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	7,028,160

	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/04/40	7/25 at 100.00	A	1,557,420
1,380	5.000%, 7/04/50	7/25 at 100.00	A	1,444,653

4,710	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	AA–	5,256,831

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,218,879

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 –AGC Insured	12/19 at 100.00	AA–	1,128,200

1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,028,430

1,585	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46	6/25 at 100.00	N/R	1,686,392

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,278,976

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	1,063,610

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,000	5.500%, 6/15/22	No Opt. Call	N/R	1,112,110
500	6.000%, 6/15/32	No Opt. Call	N/R	554,930
1,100	6.125%, 6/15/43	No Opt. Call	N/R	1,222,518

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,371,000

1,520	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,600,438

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB–	3,186,614

10	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A–	$7,968,308

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,442,550
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,188,890
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,517,650

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	9/16 at 100.00	N/R	1,001,830

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	1,030,350

3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)	10/24 at 100.00	AA–	3,639,689

750	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	11/16 at 100.00	BBB–	749,947

14,725	Jacksonville, Florida, Transportation Revenue Bonds, Refunding Series 2015, 3.000%, 10/01/30	10/25 at 100.00	AA–	15,214,753

900	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	913,383

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	952,656
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,497,609

6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	BBB+	7,913,125

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	937,675
8,000	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	8,386,160

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa1	2,325,520

6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,485,131

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,831,594

12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	14,362,295

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 –AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA	2,192,320

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGM Insured (UB) (5)	6/19 at 100.00	AA	1,172,101

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3	26,057,722

NUVEEN	11

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	$1,014,700

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–	598,846
625	5.000%, 6/01/32	6/21 at 100.00	A–	689,325
750	5.000%, 6/01/36	6/21 at 100.00	A–	822,202
875	5.125%, 6/01/42	6/21 at 100.00	A–	967,479

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	10/16 at 100.00	N/R (4)	160,287

2,725	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Retirement Life, Series 2006A, 4.500%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	A– (4)	2,757,373

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA–(4)	2,524,689

1,745	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	11/16 at 100.00	BBB–	1,751,457

1,795	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	1,864,377

1,010	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,039,583

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB	2,987,670

835	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	859,607

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A–	591,060

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	582,043

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	41,004

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (7)	5/17 at 100.00	N/R	133,756

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (7)	5/19 at 100.00	N/R	175,975

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	94,628

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	5/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	5/17 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (8)	5/18 at 100.00	N/R	15,367

105	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39	5/17 at 100.00	N/R	101,407

12	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
$90	5.250%, 5/01/39	5/17 at 100.00	N/R	$90,498
305	6.650%, 5/01/40	5/17 at 100.00	N/R	308,373

435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	273,028

270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	143,681

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	5/18 at 100.00	N/R	3

2,565	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	10/16 at 100.00	N/R	2,568,129

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	271,073

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,618,770

13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A–	15,381,600

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
500	5.125%, 5/01/36	5/28 at 100.00	N/R	517,615
1,000	5.500%, 5/01/46	5/28 at 100.00	N/R	1,036,750
175,470	Total Florida			194,348,629

	Georgia – 1.8%

640	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	730,995

1,115	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	A2	1,267,532

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	7,914,550

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	11,772,100

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	AA–	1,325,214

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA (4)	1,218,190

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,129,325
1,000	5.500%, 9/15/28	No Opt. Call	A	1,313,380

22,045	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Refunding Series 2015C, 5.000%, 7/01/27	7/26 at 100.00	AA+	28,638,219

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,858,853

NUVEEN	13

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 (Pre-refunded 6/15/19) – AGC Insured	6/19 at 100.00	AA (4)	$1,124,020
47,450	Total Georgia			58,292,378

	Guam – 0.2%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,113,891

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,202,060

1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	1,112,103

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,971,026
5,635	Total Guam			6,399,080

	Hawaii – 0.8%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	1,815,660

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	1,155,140

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
965	8.750%, 11/15/29	11/19 at 100.00	N/R	1,178,863
1,250	9.000%, 11/15/44	11/19 at 100.00	N/R	1,527,250

4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative Minimum Tax)	7/25 at 100.00	A+	5,341,284

	Hawaii State, General Obligation Bonds, Series 2016FE:
6,220	5.000%, 10/01/23	No Opt. Call	AA	7,817,669
6,390	5.000%, 10/01/25	No Opt. Call	AA	8,307,639
21,870	Total Hawaii			27,143,505

	Idaho – 0.8%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
1,800	3.500%, 9/01/33	9/26 at 100.00	BB+	1,797,660
55	5.000%, 9/01/37	9/26 at 100.00	BB+	63,683

9,125	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A–	9,794,501

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	1,124,470
760	6.250%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	859,005

	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2016A Class I:
6,000	2.750%, 7/01/31	7/26 at 100.00	AAA	6,010,320
7,265	3.000%, 7/01/36	7/26 at 100.00	AAA	7,277,278
26,005	Total Idaho			26,926,917

14	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 12.7%

$2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	$2,245,800

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	1,476,551
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	1,704,242

590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	No Opt. Call	B+	543,018

1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	B+	1,143,327

35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	37,206,629

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,334,696

3,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)	1/25 at 100.00	A	3,665,522

920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	964,151

13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	14,246,691

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
590	5.000%, 1/01/34	No Opt. Call	BBB+	595,517
1,815	5.000%, 1/01/40	No Opt. Call	BBB+	1,831,389

900	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	920,115

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	No Opt. Call	BBB+	411,896
1,035	5.000%, 1/01/40	No Opt. Call	BBB+	1,042,711

1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	No Opt. Call	BBB+	1,019,930

7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	7,801,379

1,635	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/22	No Opt. Call	BBB+	1,695,233

1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	No Opt. Call	BBB+	1,366,807

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,385,995
935	5.000%, 1/01/25	No Opt. Call	BBB+	984,181
2,150	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,211,770
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	722,005
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,212,519

2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,280,894

715	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	739,296

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA–	4,897,897

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	2,011,060

NUVEEN	15

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
$1,000	0.000%, 2/01/35	2/21 at 100.00	AA	$347,440
750	0.000%, 2/01/36	2/21 at 100.00	AA	242,205

2,070	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,270,583

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
310	5.000%, 12/01/26	12/16 at 100.00	BBB	312,170
11,050	5.000%, 12/01/36	12/16 at 100.00	BBB	11,110,112

1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,565,354

2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB	2,527,740

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA+	1,403,529

850	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	863,736

525	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	546,887

1,290	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	1,455,920

710	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	849,330

2,325	Illinois Finance Authority, Revenue Bonds, Columbia College Chicago, Series 2015A, 5.000%, 12/01/37	12/25 at 100.00	BBB+	2,565,591

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	1,059,790

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,300,330

	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
1,655	5.000%, 9/01/36	9/26 at 100.00	A–	1,944,410
4,260	4.000%, 9/01/41	9/26 at 100.00	A–	4,521,564
245	5.000%, 9/01/46	9/26 at 100.00	A–	285,058

3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	4,047,879

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,240,520

2,545	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	2,961,718

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	533,470

10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	12,665,559

16	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	$1,713,359

10,000	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 4.000%, 2/15/41 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	10,046,900

2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB	3,483,074

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	1,076,658
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,305,760

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	4,229,350

1,335	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,552,819

20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	A+	21,656

1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (5)	5/19 at 100.00	Aaa	1,936,661

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	6,560,744

3,485	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,708,946

1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,288,905

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	10,659,960

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA	1,038,840

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,808,760

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,592,416

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	1,722,045

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	10/16 at 100.00	N/R	2,354,301

3,885	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	3,947,587

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	10/16 at 100.00	AA	255,418

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (5)	10/16 at 100.00	AA+	4,005,080

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,524,150

NUVEEN	17

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$10,000	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/25	4/24 at 100.00	BBB+	$11,339,400

2,125	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/37	6/26 at 100.00	BBB+	2,107,086

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB+	6,078,238
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB+	6,471,036
500	5.000%, 3/01/27	3/22 at 100.00	BBB+	544,830

	Illinois State, General Obligation Bonds, Series 2013:
1,440	5.250%, 7/01/28	7/23 at 100.00	BBB+	1,611,518
1,800	5.500%, 7/01/38	7/23 at 100.00	BBB+	2,007,846

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AAA	5,729,050

7,930	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	AA–	9,548,037

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B:
585	5.000%, 1/01/28	7/26 at 100.00	AA–	750,110
1,905	5.000%, 1/01/29	7/26 at 100.00	AA–	2,422,893
845	5.000%, 1/01/31	7/26 at 100.00	AA–	1,055,709
2,055	5.000%, 1/01/32	7/26 at 100.00	AA–	2,559,133
6,000	5.000%, 1/01/33	7/26 at 100.00	AA–	7,423,740
2,500	5.000%, 1/01/34	7/26 at 100.00	AA–	3,088,225
8,500	5.000%, 1/01/38	7/26 at 100.00	AA–	10,348,580

960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (9)	10/16 at 100.00	N/R	427,162

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	10/16 at 100.00	D	2,615,100

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36 (10)	10/16 at 100.00	D	497,085

875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB	951,904

5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB	6,097,572

1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BBB	1,383,196

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–	7,003,096

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	4,863,200

1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,109,363

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	926,728

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	4,600,236
3,000	6.250%, 6/01/24	10/16 at 100.00	A	3,013,980

18	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	$5,890,910

15,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2004A, 5.750%, 6/01/29 – AGM Insured	No Opt. Call	AA	20,104,950

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	4,119,131
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	16,956,120

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	1,031,460

	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A:
10,000	4.000%, 4/01/30	4/23 at 100.00	Aa3	10,974,300
5,000	4.000%, 4/01/32	4/23 at 100.00	Aa3	5,416,550

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	9,039,654
387,396	Total Illinois			420,222,633

	Indiana – 2.8%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	3/17 at 100.00	BB+	420,329

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,325	5.250%, 10/15/18	No Opt. Call	A	3,613,344
5,215	5.250%, 10/15/20	No Opt. Call	A	6,003,143

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
3,420	7.000%, 7/01/33	7/23 at 100.00	B–	3,656,903
6,465	7.250%, 7/01/43	7/23 at 100.00	B–	6,950,651

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	B–	2,437,936
5,240	7.250%, 7/01/43	7/23 at 100.00	B–	5,633,629

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B–	1,385,916

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30	3/20 at 100.00	BBB–	1,070,530

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,397,260

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	9,755,910

9,215	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	10,328,541

1,370	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A+	1,402,812

1,460	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (4)	1,501,858

NUVEEN	19

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$4,130	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 (Pre-refunded 1/01/17) – NPFG Insured	1/17 at 100.00	AA– (4)	$4,207,479

175	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	178,346

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	3,913,560

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	3,036,960

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa2	1,708,337
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa2	1,557,150
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa2	1,724,564

	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
475	5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	560,747
9,185	7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	11,530,298

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	6,050,650
82,770	Total Indiana			92,026,853

	Iowa – 0.8%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,656,745

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 (Pre-refunded 8/15/19) – AGC Insured	8/19 at 100.00	Aa3 (4)	568,775

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
2,195	5.000%, 12/01/19	No Opt. Call	B+	2,283,195
2,750	5.500%, 12/01/22	12/18 at 100.00	B+	2,862,228
5,375	5.250%, 12/01/25	12/23 at 100.00	B+	5,816,126

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Drake University Project, Refunding Series 2016:
1,670	3.000%, 4/01/34	4/26 at 100.00	A–	1,731,055
2,500	3.125%, 4/01/38	4/26 at 100.00	A–	2,579,800

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	1,106,070

3,090	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	3,319,680

2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	10/16 at 100.00	B+	2,050,378
23,400	Total Iowa			24,974,052

	Kansas – 0.3%

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	AAA	546,090

4,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA	5,210,785

20	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	$2,008,660

2,120	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	2,131,851

1,110	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,183,782
10,270	Total Kansas			11,081,168

	Kentucky – 1.3%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25	6/20 at 100.00	BBB+	2,865,225
2,480	6.000%, 6/01/30	6/20 at 100.00	BBB+	2,837,318

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	A+	1,625,820

5,655	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	BBB+	6,590,394

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
2,685	4.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	2,849,617
2,750	5.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A+	3,078,680

12,000	Louisville/Jefferson County Metro Government, Health System Revenue Bonds, Norton Healthcare, Inc., Series 2016A, 4.000%, 10/01/36 (WI/DD, Settling 8/11/16)	10/26 at 100.00	A	13,212,960

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,522,908

1,600	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	A3 (4)	1,795,328

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	5,891,550
37,575	Total Kentucky			42,269,800

	Louisiana – 1.9%

1,250	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.500%, 1/01/24 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,531,988

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	1,070,790

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
5,000	6.750%, 12/15/37 (8)	12/17 at 100.00	N/R	3,214,200
800	6.000%, 12/15/37 (8)	12/17 at 100.00	N/R	439,144

65	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	35,681

NUVEEN	21

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$27,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	$31,697,469

2,900	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 4.000%, 11/01/45	11/25 at 100.00	A–	3,083,280

4,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Refunding Series 2015A, 4.000%, 7/01/39	7/25 at 100.00	A+	4,884,750

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,156,090

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,281,040

465	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	491,775

1,085	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	A–	1,117,908

415	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	430,724

2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A–	2,393,268

1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,239,052

8,380	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	8,571,986
59,840	Total Louisiana			63,639,145

	Maine – 0.9%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
5,655	4.000%, 7/01/41	7/26 at 100.00	BBB	5,887,760
7,205	4.000%, 7/01/46	7/26 at 100.00	BBB	7,470,937

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,294,420
10,390	6.750%, 7/01/41	7/21 at 100.00	BBB–	11,904,342

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,883,098

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	534,580
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,157,310
28,375	Total Maine			31,132,447

	Maryland – 1.1%

1,000	Baltimore County, Maryland, General Obligation Bonds, Refunding Metropolitan District Series 2009, 5.000%, 8/01/16	No Opt. Call	AAA	1,000,260

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,053,276
1,925	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,931,006

22	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$1,000	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 5.000%, 7/01/17	No Opt. Call	AAA	$1,042,010

9,445	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue Series 2015, 5.000%, 6/01/22	No Opt. Call	AAA	11,597,138

14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	A2	17,039,908

1,465	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A, 4.000%, 7/01/42	7/26 at 100.00	BBB	1,577,497

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB–	1,061,670
31,235	Total Maryland			36,302,765

	Massachusetts – 1.1%

2,875	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 4.000%, 7/01/36	7/26 at 100.00	A–	3,118,800

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	4,497,291

8,350	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	8,508,900

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB–	1,194,255

445	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	AA	485,001

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 2015-XF0047, 12.644%, 7/01/29 (IF)	7/19 at 100.00	AA	9,058,002

4,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	5,076,571

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	1,264,423
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	702,891

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2015-XF2181, 12.809%, 8/01/38 (IF)	8/19 at 100.00	AAA	3,228,301
32,565	Total Massachusetts			37,134,435

	Michigan – 1.3%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	9,794,854

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA	903,000

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA	8,216,880

1,065	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	A–	1,093,808

NUVEEN	23

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$620	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–	$640,057

	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
545	6.000%, 10/01/21	No Opt. Call	BB–	552,292
500	7.000%, 10/01/31	10/21 at 100.00	BB–	513,290
1,000	7.000%, 10/01/36	10/21 at 100.00	BB–	1,021,740

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,686,524

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/16 at 100.00	BBB	1,252,525

1,290	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	1,302,603

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	877,725
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,350,780

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A–	573,435
1,480	5.750%, 11/15/39	11/19 at 100.00	A–	1,690,648

1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA	1,659,084

375	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa2 (4)	380,738

1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/20	No Opt. Call	A1	1,386,864

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	6,936,562
42,365	Total Michigan			42,833,409

	Minnesota – 2.2%

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	159,401
270	5.000%, 7/01/47	7/24 at 102.00	N/R	283,098

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	263,195
675	5.250%, 1/01/46	1/23 at 100.00	N/R	704,855

1,125	Delano Independent School District 879, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/32	2/26 at 100.00	Aa2	1,179,135

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–	1,072,340

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,060,330

24	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A+	$2,382,160

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,393,630
3,000	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,410,670

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,088,890

3,480	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/36	2/26 at 100.00	Aa2	3,541,805

9,510	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/25	No Opt. Call	Baa1	11,815,319

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A:
2,270	4.000%, 5/01/37	5/26 at 100.00	A1	2,532,889
780	3.250%, 5/01/39	5/26 at 100.00	A1	801,356

16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	15,226,625

	Shakopee, Minnesota, General Obligation Tax Abatement Revenue Bonds, Series 2016A:
1,890	3.000%, 2/01/33	2/25 at 100.00	Aa1	1,984,216
1,950	3.000%, 2/01/34	2/25 at 100.00	Aa1	2,038,004

4,465	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/35	2/26 at 100.00	Aa2	4,509,293

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500	5.000%, 11/15/27	11/25 at 100.00	BBB–	3,066,275
1,750	5.250%, 11/15/28	11/20 at 100.00	BBB–	1,988,770
535	5.250%, 11/15/35	11/20 at 100.00	BBB–	600,447
235	5.000%, 11/15/44	11/25 at 100.00	BBB–	278,628

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,444,870

3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,468,162
67,650	Total Minnesota			72,294,363

	Mississippi – 0.2%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	6,033,850

	Missouri – 2.6%

3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	4,221,877

	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2016:
1,760	3.000%, 8/01/32 (WI/DD, Settling 8/11/16)	8/26 at 100.00	A	1,745,621
55	3.000%, 8/01/34 (WI/DD, Settling 8/11/16)	8/26 at 100.00	A	53,616
4,000	4.000%, 8/01/38 (WI/DD, Settling 8/11/16)	8/26 at 100.00	A	4,266,040

NUVEEN	25

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$320	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A–	$337,123

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,758,644

	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2016:
2,000	3.250%, 11/15/36	5/26 at 100.00	A+	2,034,440
6,425	4.000%, 11/15/42	5/26 at 100.00	A+	7,015,008

13,335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	No Opt. Call	AA	14,559,420

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	1,445,425

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 12.648%, 11/15/39 (IF)	11/19 at 100.00	AAA	6,207,642

2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,757,082

15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,923,325

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	3,075,400
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	4,122,370
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	3,542,812
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	3,823,820
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	3,157,260
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,013,400

1,505	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	No Opt. Call	N/R	1,504,985

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	10/16 at 100.00	N/R	1,164,401
92,797	Total Missouri			85,729,711

	Nebraska – 1.9%

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,515,680

11,930	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2014, 5.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	Aa3	13,480,423

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
1,740	5.000%, 11/01/45	11/25 at 100.00	A–	2,050,921
1,095	4.250%, 11/01/45	11/25 at 100.00	A–	1,190,550

2,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36	11/25 at 100.00	A–	2,161,260

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
1,000	4.000%, 12/15/33	12/24 at 100.00	AA–	1,121,560
1,710	4.000%, 12/15/34	12/24 at 100.00	AA–	1,910,976

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	A+ (4)	2,924,130

26	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
$18,465	5.000%, 2/01/46 (UB) (5)	2/26 at 100.00	A+	$22,193,268
10,000	5.000%, 2/01/49 (UB) (5)	2/26 at 100.00	A+	11,968,900
54,690	Total Nebraska			63,517,668

	Nevada – 1.2%

90	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Senior Lien Series 2006A, 4.750%, 9/01/36 – FGIC Insured (Alternative Minimum Tax)	9/16 at 100.00	A	90,100

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+	2,245,460

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	2,379,720
1,500	8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	1,805,595

20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2016A, 5.000%, 6/01/46 (UB)	6/26 at 100.00	Aa1	24,473,400

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	Aa1	2,899,700

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
135	4.000%, 6/01/19	No Opt. Call	N/R	141,539
115	4.000%, 6/01/20	No Opt. Call	N/R	122,329
850	4.000%, 6/01/21	No Opt. Call	N/R	915,986
385	5.000%, 6/01/23	No Opt. Call	N/R	436,409
200	4.250%, 6/01/24	6/23 at 103.00	N/R	215,696

1,765	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,900,181

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
525	6.500%, 9/01/20	9/18 at 100.00	N/R	564,018
1,325	6.750%, 9/01/27	9/18 at 100.00	N/R	1,399,173

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	475,305
33,800	Total Nevada			40,064,611

	New Hampshire – 0.1%

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 2016-XL0025, 13.469%, 6/01/39 (Pre-refunded 6/01/19) (IF) (5)	6/19 at 100.00	AA+ (4)	4,582,746

	New Jersey – 2.3%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	5,430,897

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A2	1,637,444

NUVEEN	27

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
$1,775	5.000%, 7/01/22 – NPFG Insured	10/16 at 100.00	AA–	$1,797,401
1,775	5.000%, 7/01/23 – NPFG Insured	10/16 at 100.00	AA–	1,797,401

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/16 at 100.00	BB–	1,130,590
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	1,852,405

2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	2,629,014

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	946,489

2,015	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.250%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	2,273,444

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	713,382

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa2	1,246,840

1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,721,471

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 18.488%, 6/01/30 (IF) (5)	6/19 at 100.00	AA	1,920,424

7,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.000%, 6/15/45	6/25 at 100.00	A–	8,089,245

3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	4,165,346

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3 (4)	1,166,840

3,470	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A	4,155,637

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,269,640

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,805	4.625%, 6/01/26	6/17 at 100.00	B+	5,867,288
1,970	5.000%, 6/01/29	6/17 at 100.00	B	1,991,315
6,520	4.750%, 6/01/34	6/17 at 100.00	B–	6,396,576
16,880	5.000%, 6/01/41	6/17 at 100.00	B–	16,701,241
69,645	Total New Jersey			75,900,330

	New Mexico – 0.4%

4,790	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 4.650%, 11/01/29 (Pre-refunded 11/01/16) – CIFG Insured	11/16 at 100.00	AA (4)	4,841,205

28	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB–	$3,240,060

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	3,424,616

530	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	531,765
11,390	Total New Mexico			12,037,646

	New York – 4.6%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,262,525
7,745	6.375%, 7/15/43	1/20 at 100.00	BBB–	8,928,746

520	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45	7/25 at 100.00	BBB+	563,607

	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Series 2015A:
1,600	4.000%, 7/01/40	7/25 at 100.00	A–	1,772,608
8,145	5.000%, 7/01/45	7/25 at 100.00	A–	9,818,472

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA	5,784,467

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	12.934%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,632,100
2,335	12.923%, 2/15/33 (IF)	2/19 at 100.00	AAA	3,071,319

5,415	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41	7/26 at 100.00	A–	5,913,072

400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	473,348

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	4,135,330

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A– (4)	3,435,090

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,152,930
1,980	5.000%, 5/01/38	5/21 at 100.00	A–	2,239,479

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	BBB+	286,385
300	5.000%, 7/01/24	No Opt. Call	BBB+	370,581
210	5.000%, 7/01/26	7/24 at 100.00	BBB+	256,032

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (11)	10/17 at 100.00	N/R	1,019,910
1,000	5.875%, 10/01/46 (12)	10/17 at 102.00	N/R	339,970

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	827,262

NUVEEN	29

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 16.598%, 6/15/39 (IF)	6/19 at 100.00	AA+	$1,473,240

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	8/16 at 100.00	AA	5,027

13,480	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	15,510,223

560	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	604,828

1,635	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA	1,750,398

2,660	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	2,919,829

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
7,300	4.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	7,663,905
8,280	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	9,512,809
6,060	5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	BBB	7,042,750

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	BB+	3,581,795

9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Sixth Series 2014, 4.000%, 10/15/16 (Alternative Minimum Tax)	No Opt. Call	AA–	9,066,330

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	937,019

4,250	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/17	No Opt. Call	AAA	4,483,410

1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,341,522

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A–	1,615,264

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
12,150	5.000%, 6/01/26	10/16 at 100.00	BB–	12,178,188
4,635	5.125%, 6/01/42	10/16 at 100.00	B–	4,618,221

10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/37	12/25 at 100.00	AAA	12,475,900
137,590	Total New York			151,063,891

	North Carolina – 0.4%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 12.788%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,580,359

1,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27 (Alternative Minimum Tax)	3/17 at 100.00	BBB	1,008,160

30	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$1,920	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Tender Option Bond Trust 2015-XF0095, 24.983%, 10/01/36 (IF)	10/16 at 100.00	AA+	$2,977,267

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	1,226,690

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	1,147,530

1,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	1,589,385

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,206,460
10,280	Total North Carolina			12,735,851

	North Dakota – 0.3%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	3,168,977

2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,180,016

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,260,545
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,980,587
10,280	Total North Dakota			11,590,125

	Ohio – 3.8%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
9,370	5.125%, 6/01/24	6/17 at 100.00	B–	9,254,655
12,920	5.875%, 6/01/30	6/17 at 100.00	B–	12,921,292
4,060	5.750%, 6/01/34	6/17 at 100.00	B–	4,041,730
20,260	5.875%, 6/01/47	6/17 at 100.00	B–	20,249,465

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29	11/20 at 100.00	A	3,514,110
2,000	5.750%, 11/01/40	11/20 at 100.00	A	2,378,680

7,200	County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2015B, 4.000%, 11/15/45	11/25 at 100.00	AA	7,810,416

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB–	3,376,558

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1	8,557,391

	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C:
2,725	5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	3,005,621
525	5.625%, 8/15/29	8/18 at 100.00	A3	573,064

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	B	694,624

5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	7,131,421

NUVEEN	31

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Upper Valley Medical Center Inc., Refunding Series 2006, 5.250%, 5/15/26	8/16 at 100.00	A	$1,003,720

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,694,085

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,919,965

2,730	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	3,043,322

5,700	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2016A, 4.000%, 1/15/46	1/26 at 100.00	A	6,129,951

4,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	Ba2	4,086,000

5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 12/01/20	No Opt. Call	AAA	5,901,550

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	BB	2,468,213
1,250	5.000%, 12/01/22	No Opt. Call	BB	1,397,887
3,000	5.750%, 12/01/32	12/22 at 100.00	BB	3,461,670
2,000	6.000%, 12/01/42	12/22 at 100.00	BB	2,302,800

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,123,900

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	No Opt. Call	Baa2	2,282,340
2,500	5.000%, 12/01/32	No Opt. Call	Baa2	2,761,500
119,675	Total Ohio			127,085,930

	Oklahoma – 0.4%

1,185	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19	No Opt. Call	A+	1,324,072

9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	No Opt. Call	BB–	10,630,391
10,275	Total Oklahoma			11,954,463

	Oregon – 0.6%

	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
3,375	3.000%, 9/01/35	9/26 at 100.00	A–	3,328,999
1,015	3.000%, 9/01/41	9/26 at 100.00	A–	1,001,744

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	2,097,189
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,794,480

32	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$945	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	$1,003,788

935	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,006,789

1,080	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A, 4.000%, 4/01/40	4/25 at 100.00	A–	1,174,802

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	8,137,596
17,960	Total Oregon			19,545,387

	Pennsylvania – 4.3%

315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	B	278,945

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB–	1,305,202

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB–	1,008,450

100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	111,901

900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	1,017,639

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
300	5.000%, 1/01/30	1/25 at 100.00	BBB+	356,511
1,545	5.000%, 1/01/38	1/25 at 100.00	BBB+	1,807,897

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	2,237,160

705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	832,654

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 16.886%, 8/01/24 (Pre-refunded 8/01/20) (IF) (5)	8/20 at 100.00	N/R (4)	1,514,222

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Baa2	2,135,466
1,310	5.250%, 1/15/46	1/25 at 100.00	Baa2	1,502,963

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42 (Alternative Minimum Tax)	7/18 at 100.00	AA–	4,278,357

13,425	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint. Luke’s University Health Network Project, Series 2016A, 4.000%, 8/15/40	8/26 at 100.00	A–	14,335,215

1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,863,279

NUVEEN	33

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B+	$1,076,830

3,115	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	3,535,836

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
5,555	5.000%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	6,559,455
3,750	5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	4,413,937

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	Baa3	1,312,128

3,750	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-118A, 4.000%, 10/01/33 (Alternative Minimum Tax)	4/25 at 100.00	AA+	3,985,725

7,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/24	No Opt. Call	AA–	8,622,040

7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A1	8,774,407

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	20,189,850

5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A–	5,840,100

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	520,498

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	2,247,920

260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	293,732

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	2,861,093

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	No Opt. Call	A1	10,675,826

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,719,128

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	AA–	3,492,240

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	A1 (4)	1,717,376

19,300	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	No Opt. Call	Baa3	19,810,099
124,205	Total Pennsylvania			143,234,081

	South Carolina – 0.4%

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	534,499

34	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$70	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AA– (4)	$78,035

1,930	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,151,525

4,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 3.000%, 12/01/16	No Opt. Call	AA–	4,070,629

4,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	AA–	5,174,888
10,680	Total South Carolina			12,009,576

	South Dakota – 0.4%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,885,125

1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3	1,132,260

910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	1,081,590

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	7,404,075
11,160	Total South Dakota			12,503,050

	Tennessee – 1.0%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 (Pre-refunded 6/01/19) – SYNCORA GTY Insured	6/19 at 100.00	Aa2 (4)	4,052,964

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	A–	564,590
1,500	6.125%, 10/01/28	10/18 at 100.00	A–	1,661,490

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,268,620

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,052,820

1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	BBB+	1,654,574

5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A3	6,305,554

785	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA	887,066

215	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	244,023

NUVEEN	35

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$7,165	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2016, 5.000%, 1/01/26	No Opt. Call	AA	$9,368,094

635	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA (4)	729,571

1,365	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	1,534,861

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,178,220
27,525	Total Tennessee			32,502,447

	Texas – 11.2%

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB–	145,146
740	5.000%, 12/01/51	12/26 at 100.00	BBB–	855,729

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,858,530

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	A– (4)	3,942,775

1,885	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 (Pre-refunded 9/01/18) – AGM Insured	9/18 at 100.00	AA (4)	2,057,101

430	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	9/18 at 100.00	AA	462,401

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+	3,636,430

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (4)	2,036,973

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	4,191,010

1,575	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	1,864,595

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB	3,091,941

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB	1,529,950

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	B+	2,194,269

2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB–	2,600,500

9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB–	11,029,385

5,885	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building & Refunding Series 2014A, 4.000%, 2/15/17	No Opt. Call	AAA	5,998,934

36	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 12/01/46 (UB) (5)	12/25 at 100.00	AA+	$14,918,410

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	4,085,480
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,749,555

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	23,070

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	A+	5,683,100

1,760	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (4)	1,905,130

1,750	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 2014, 4.000%, 2/15/17	No Opt. Call	Aa1	1,783,968

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	1,154,324

8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3	9,678,729

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,305,880

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA	5,121,700

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	B–	3,254,310

	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A:
5,000	5.000%, 2/15/24	No Opt. Call	AAA	6,323,350
4,000	5.000%, 2/15/25	No Opt. Call	AAA	5,134,520

1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB–	1,150,690

1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	1,669,020

250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	283,698

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,290,889

335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	No Opt. Call	A2	400,590

1,270	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,458,354

NUVEEN	37

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 – AGC Insured	2/18 at 100.00	Aa1	$2,814,891

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	BBB+	1,620,943
1,280	5.000%, 8/15/35	8/25 at 100.00	BBB+	1,483,098

4,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	Baa1	5,437,629

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007:
1,000	5.125%, 11/01/27	11/17 at 100.00	BBB	1,035,490
2,500	5.250%, 11/01/37	11/17 at 100.00	BBB	2,580,125

1,315	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,405,682

4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	4,753,174

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46 (WI/DD, Settling 8/04/16)	11/23 at 103.00	BBB–	753,924
805	5.000%, 11/01/51 (WI/DD, Settling 8/04/16)	11/23 at 103.00	BBB–	908,451

755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	822,875

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A:

30	5.000%, 4/01/31	4/26 at 100.00	BBB–	35,449
360	5.000%, 4/01/36	4/26 at 100.00	BBB–	418,108
65	5.000%, 4/01/48	4/26 at 100.00	BBB–	74,670

6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation-College Station I LLC-Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	7,149,170

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C.-Texas A&M University – San Antonio Project, Series 2016A:

1,275	5.000%, 4/01/31	4/26 at 100.00	BBB–	1,497,131
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB–	1,487,705
125	5.000%, 4/01/48	4/26 at 100.00	BBB–	142,590

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,446,287

3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,403,290

4,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD-College Station Properties LLC-Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	BBB–	5,047,515

38	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,200	North Texas Municipal Water District, Water System Revenue Bonds, Series 2008, 5.000%, 9/01/16	No Opt. Call	AAA	$1,205,004

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/33 (Pre-refunded 1/01/18) (UB) (5)	1/18 at 100.00	A2 (4)	2,146,380

10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (7)	9/31 at 100.00	AA+	12,776,058

2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41	9/21 at 100.00	AA+	2,391,960

560	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A1	629,569

2,440	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	2,753,516

4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A2	5,294,470

2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	3,149,134

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba2	711,926
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba2	1,944,671
385	5.125%, 2/01/39	2/24 at 100.00	Ba2	416,863

645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	838,835

12,010	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 2/01/17	No Opt. Call	AA+	12,289,233

10,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25 (Pre-refunded 2/01/19)	2/19 at 100.00	Aa1 (4)	11,148,800

9,770	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/23	No Opt. Call	Aa1	12,067,025

4,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2008, 5.000%, 2/01/25 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa1 (4)	4,266,720

	San Marcos, Texas, General Obligation Bonds, Series 2008:
1,000	5.000%, 8/15/25 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,046,600
1,000	5.000%, 8/15/27 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,046,600

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,046,600

9,030	Southwest Higher Education Authority Inc. Texas, Revenue Bonds, Southern Methodist University, Refunding Series 2009, 5.000%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	10,252,030

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	82,976
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	1,033,177

1,600	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26	11/16 at 100.00	BBB	1,624,944

NUVEEN	39

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$355	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	BBB+	$368,224

3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	No Opt. Call	A3	4,287,808

4,650	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/45 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	5,430,967

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	1,003,767

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	9,257,508

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	9,131,424

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured	8/17 at 100.00	BBB (4)	1,046,820

6,765	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/20	No Opt. Call	AAA	7,804,442

11,510	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	AAA	14,747,418

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 16.697%, 2/01/17 (IF)	No Opt. Call	AAA	2,609,740

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A–	7,754,010
7,000	0.000%, 8/15/37	8/24 at 56.94	A–	3,145,240

10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	11,668,700

5,315	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	5,272,533

14,685	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	14,563,114

750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	BBB	915,427

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	2,050,160

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB	552,650

1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,380,550

1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,526,530

40	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$6,140	Ysleta Independent School District, El Paso County, Texas, General Obligation Bonds, Refunding Series 2014, 5.000%, 8/15/24	No Opt. Call	AAA	$7,835,070
338,130	Total Texas			368,703,826

	Utah – 0.4%

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
675	5.600%, 7/15/22	No Opt. Call	BB+	739,631
850	6.300%, 7/15/32	7/22 at 100.00	BB+	946,186

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,078,720

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
400	6.250%, 6/15/28	6/17 at 100.00	N/R	407,388
950	6.500%, 6/15/38	6/17 at 100.00	N/R	966,359

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,379,750

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	1,213,735

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,115	7.750%, 7/15/31 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	2,664,625
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	4,620,458
11,895	Total Utah			14,016,852

	Vermont – 0.3%

5,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B, 4.000%, 12/01/42	6/26 at 100.00	A–	5,376,750

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28	1/21 at 100.00	N/R	1,924,844
1,000	6.250%, 1/01/33	1/21 at 100.00	N/R	1,056,870
7,815	Total Vermont			8,358,464

	Virgin Islands – 0.1%

2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB–	2,622,997

	Virginia – 1.4%

530	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/16 at 100.00	AA	531,892

11,370	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2015A, 5.000%, 10/01/16	No Opt. Call	AAA	11,461,074

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	2,345,440

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	2,284,300

NUVEEN	41

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	$9,843,224

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45	7/25 at 100.00	BB+	1,105,460

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	6,081,350

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,043,972
6,515	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	7,561,179
44,245	Total Virginia			45,257,891

	Washington – 2.1%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A1	7,136,704

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0006, 18.511%, 6/01/34 (IF) (5)	6/19 at 100.00	AA	1,431,206

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,745,029

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 12.681%, 1/01/39 – AGM Insured (Pre-refunded 7/01/17) (IF) (5)	7/17 at 100.00	AA+ (4)	2,626,968

1,050	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	1,440,422

5,660	Spokane, Washington, General Obligation Bonds, Series 2015, 3.000%, 12/01/32	12/24 at 100.00	AA	5,880,400

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,275,800

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	4,198,626

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,363,244
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	2,951,171

1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	A+	1,937,888

845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	955,695

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,342,826
2,000	7.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,369,900

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29	10/19 at 100.00	Baa1	3,310,350

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	1,267,739

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,492,451

42	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$2,250	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2015-1N, 3.700%, 12/01/34	6/25 at 100.00	Aaa	$2,409,345

6,545	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 2/01/23	No Opt. Call	AA+	8,083,795

10,000	Washington State, General Obligation Bonds, Various Purpose, Refunding Series R-2015A, 5.000%, 7/01/23	No Opt. Call	AA+	12,464,400
60,255	Total Washington			70,683,959

	West Virginia – 0.6%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	6/17 at 100.00	N/R	508,685

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3	1,137,188

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,062,380

1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,726,889

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A:
8,025	4.000%, 6/01/34	6/26 at 100.00	A	8,873,403
4,610	4.000%, 6/01/35	6/26 at 100.00	A	5,076,486
455	3.000%, 6/01/36	6/26 at 100.00	A	452,629
1,630	3.250%, 6/01/39	6/26 at 100.00	A	1,652,624
18,825	Total West Virginia			20,490,284

	Wisconsin – 3.8%

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	5,694,900

1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36	2/26 at 100.00	N/R	1,280,400

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
320	5.500%, 10/01/22	No Opt. Call	BB+	360,339
375	6.000%, 10/01/32	10/22 at 100.00	BB+	414,773

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	BB+	1,134,270
500	5.125%, 10/01/45	10/22 at 100.00	BB+	522,815

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,691,965
5,000	6.250%, 12/01/42	No Opt. Call	N/R	5,285,550

1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	2,182,966

NUVEEN	43

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$825	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	$853,223

1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43	8/23 at 100.00	BB+	1,818,558

5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (Alternative Minimum Tax)	5/26 at 100.00	BBB–	5,256,100

2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AA–	3,241,024

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A2	1,652,604

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,376,018

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	16,137,778

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/40	2/22 at 100.00	A–	1,132,270
35	4.500%, 2/15/40	2/22 at 100.00	A–	38,120

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	20,635,380

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	8,636,180

435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	511,199

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	684,976

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	BBB+	3,441,721
2,100	4.350%, 7/01/36	7/21 at 100.00	BBB+	2,202,795

3,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A–	3,912,093

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,354,950
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,698,217
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,500,556

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	2,016,394
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,073,900
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,759,525

11,750	Wisconsin State, General Obligation Bonds, Refunding Series 2016-1, 5.000%, 11/01/24	No Opt. Call	AA	15,076,895
111,040	Total Wisconsin			126,578,454

44	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wyoming – 0.5%

$2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39		7/19 at 100.00	A+	$2,259,680

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31		3/21 at 100.00	A3	5,257,890

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27		12/21 at 100.00	BBB+	929,976
2,500	6.000%, 12/01/36		12/21 at 100.00	BBB+	2,921,750

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40		6/21 at 100.00	BBB	4,358,209
13,450	Total Wyoming				15,727,505
$3,006,983	Total Municipal Bonds (cost $2,985,195,816)				3,303,074,670

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$138	Las Vegas Monorail Company, Senior Interest Bonds (13), (14)	5.500%	7/15/19	N/R	$41,582

37	Las Vegas Monorail Company, Senior Interest Bonds (13), (14)	5.500%	7/15/55	N/R	11,059
$175	Total Corporate Bonds (cost $15,730)				52,641
	Total Long-Term Investments (cost $2,985,211,546)				3,303,127,311

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	MUNICIPAL BONDS – 1.2%

	Arizona – 1.2%

$38,035	Phoenix Industrial Development Authority, Arizona, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2014B, Variable Rate Demand Obligations, 0.270% 11/15/52 (Mandatory put 11/15/48) (Alternative Minimum Tax) (15)		10/16 at 100.00	A–1+	$38,035,000
$38,035	Total Short-Term Investments (cost $38,035,000)				38,035,000
	Total Investments (cost $3,023,246,546) – 101.2%				3,341,162,311
	Floating Rate Obligations – (2.0)%				(67,370,000)
	Other Assets Less Liabilities – 0.8%				27,681,402
	Net Assets – 100%				$3,301,473,713

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels

NUVEEN	45

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for fair valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,303,074,670	$—	$3,303,074,670
Corporate Bonds	—	—	52,641	52,641
Short-Term Investments:
Municipal Bonds	—	38,035,000	—	38,035,000
Total	$—	$3,341,109,670	$52,641	$3,341,162,311

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2016, the cost of investments was $2,953,949,698.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$327,646,126
Depreciation	(7,804,371)
Net unrealized appreciation (depreciation) of investments	$319,841,755

46	NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional 0.25% effective May 11, 2016.

(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(10)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(11)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(12)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(13)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(14)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(15)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	47

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 108.2%

	MUNICIPAL BONDS – 108.2%

	Arizona – 4.0%

$390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	$429,425

1,000	Pima County, Arizona, Sewer System Revenue Obligations, Refunding Series 2016, 5.000%, 7/01/26	No Opt. Call	AA	1,309,730
1,390	Total Arizona			1,739,155

	California – 14.1%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured (4)	10/23 at 100.00	AA	1,237,130

305	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	Aaa	322,199

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	No Opt. Call	A1	1,007,658

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	441,283

555	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A+	656,382

880	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	6/17 at 100.00	N/R	887,128

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	151,580

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	942,952

475	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/17	No Opt. Call	BBB–	484,543
5,465	Total California			6,130,855

	Colorado – 14.5%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax) (4)	No Opt. Call	A+	669,635

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	A–	1,208,000

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured (4)	No Opt. Call	AA	1,120,340

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	481,939

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	AA–	938,240

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19	No Opt. Call	N/R	1,357,925

48	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	BBB+	$565,150
5,830	Total Colorado			6,341,229

	District of Columbia – 0.7%

260	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	A+	320,658

	Florida – 1.7%

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22 (4)	No Opt. Call	AA	749,574

	Georgia – 2.6%

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	195,604
374	5.500%, 7/15/30	7/21 at 100.00	N/R	388,665
410	5.500%, 1/15/36	7/21 at 100.00	N/R	426,557

110	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	140,608
1,082	Total Georgia			1,151,434

	Illinois – 8.8%

305	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	AA–	374,229

335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 (Pre-refunded 4/14/18) – AGM Insured	4/18 at 100.00	A2 (5)	361,505

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	389,370

545	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	593,205

600	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	681,966

535	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	594,214

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	866,950
3,645	Total Illinois			3,861,439

	Indiana – 3.8%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	606,000

490	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/22	No Opt. Call	A+	591,788

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB+	468,055
1,450	Total Indiana			1,665,843

NUVEEN	49

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 3.2%

$1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25	6/24 at 100.00	Aa3	$1,400,962

	Kansas – 2.8%

1,025	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/23	No Opt. Call	A+	1,240,301

	Kentucky – 2.4%

65	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB+	74,431

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
380	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	405,715
525	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	565,514
970	Total Kentucky			1,045,660

	Louisiana – 7.3%

200	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 2007B-1A, 1.375%, 10/01/37 (Mandatory put 10/01/16)	No Opt. Call	A3	200,152

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	A	1,228,950

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	591,430

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (4)	No Opt. Call	AA	1,148,990
2,715	Total Louisiana			3,169,522

	Maine – 3.4%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
185	5.000%, 7/01/25	7/23 at 100.00	BBB	217,571
1,000	5.000%, 7/01/33	7/23 at 100.00	BBB	1,135,190

120	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	141,592
1,305	Total Maine			1,494,353

	Massachusetts – 1.2%

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	1/21 at 100.00	N/R	532,189

	Michigan – 1.5%

65	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	65,870

500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/27	No Opt. Call	AAA	581,075
565	Total Michigan			646,945

	Missouri – 2.8%

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A	1,229,180

50	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada – 1.0%

$390	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA	$435,895

	New Jersey – 0.8%

310	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	330,277

	New York – 3.8%

110	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	130,346

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	AA–	1,518,775
1,360	Total New York			1,649,121

	North Carolina – 2.6%

160	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	176,691

795	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21 (4)	No Opt. Call	AA	946,940
955	Total North Carolina			1,123,631

	Ohio – 4.4%

230	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	255,247

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	A1	1,190,620

200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/16	No Opt. Call	BB	202,404

200	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	251,152
1,630	Total Ohio			1,899,423

	Oregon – 2.8%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2014-22, 5.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	1,242,790

	Pennsylvania – 2.7%

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	No Opt. Call	A–	974,618

170	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/21	No Opt. Call	BBB	193,560

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	A+	6,048
1,015	Total Pennsylvania			1,174,226

NUVEEN	51

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 4.6%

$365	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/23	No Opt. Call	BBB	$439,956

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	230,865

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	685,111

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	114,170

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	Ba2	521,120
2,165	Total Texas			1,991,222

	Utah – 2.7%

25	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/23	5/21 at 100.00	AA+	29,730

935	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/22	No Opt. Call	A+	1,128,171
960	Total Utah			1,157,901

	Virginia – 0.5%

185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	212,841

	Washington – 1.3%

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19 (ETM)	No Opt. Call	N/R (5)	553,360

	West Virginia – 0.5%

235	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	BBB+	237,613

	Wisconsin – 3.5%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A	1,234,341

260	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	292,711
1,275	Total Wisconsin			1,527,052

	Wyoming – 2.2%

755	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Series 2014A, 5.000%, 6/01/24	No Opt. Call	A+	947,608
$41,712	Total Long-Term Investments (cost $44,506,646)			47,202,259

52	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	MUNICIPAL BONDS – 1.2%

	Illinois – 1.2%

$500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Floater Series 2015-XM0053, Variable Rate Demand Obligations, 0.690%, 12/01/49 (6)	12/24 at 100.00	A-1	$500,000
$500	Total Short-Term Investments (cost $500,000)			500,000
	Total Investments (cost $45,006,646) – 109.4%			47,702,259
	Other Assets Less Liabilities – (9.4)% (7)			(4,086,491)
	Net Assets – 100%			$43,615,768
Investments in Derivatives as of July 31, 2016

Consumer Price Index Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Date (8)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$5,000,000	Receive	CPURNSA	2.600%	2/06/18	2/05/18	$(375,540)
Barclays Bank PLC	4,000,000	Receive	CPURNSA	2.560	12/31/18	12/28/18	(356,729)
Barclays Bank PLC	3,500,000	Receive	CPURNSA	2.509	2/11/19	2/08/19	(286,261)
Barclays Bank PLC	4,500,000	Receive	CPURNSA	2.645	12/30/19	12/28/19	(489,843)
Barclays Bank PLC	5,500,000	Receive	CPURNSA	2.645	10/01/21	9/30/21	(644,427)
Barclays Bank PLC	8,000,000	Receive	CPURNSA	2.777	2/21/22	2/19/22	(1,165,965)
Morgan Stanley & Co. LLC	3,800,000	Receive	CPURNSA	2.595	11/06/18	11/05/18	(283,026)
Morgan Stanley & Co. LLC	6,000,000	Receive	CPURNSA	2.714	3/01/21	2/27/21	(740,423)
Morgan Stanley & Co. LLC	3,000,000	Receive	CPURNSA	2.283	9/16/21	9/15/21	(238,943)
Morgan Stanley & Co. LLC	3,000,000	Receive	CPURNSA	2.650	8/08/24	8/07/24	(452,603)
	$46,300,000						$(5,033,760)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	53

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$47,202,259	$—	$47,202,259
Short-Term Investments:
Municipal Bonds	—	500,000	—	500,000
Investments in Derivatives:
Consumer Price Index Swaps*	—	(5,033,760)	—	(5,033,760)
Total	$—	$42,668,499	$—	$42,668,499
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2016, the cost of investments (excluding investments in derivatives) was $44,989,589.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$2,718,722
Depreciation	(6,052)
Net unrealized appreciation (depreciation) of investments	$2,712,670

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as OTC-cleared and exchange-traded derivatives, when applicable.

(8)	Fixed Rate Payment Date is one business day after contract Termination Date.

(ETM)	Escrowed to maturity.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted

54	NUVEEN

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.5%

	MUNICIPAL BONDS – 98.2%

	Alabama – 1.1%

$31,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 0.000%, 7/01/46	No Opt. Call	Aa3	$35,301,105

2,935	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D, 5.000%, 11/15/16	10/16 at 100.00	A3	2,946,857

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	AA+	1,178,647

2,685	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,753,441

2,000	Mobile, Alabama, General Obligation Warrants, Improvement and Refunding Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	2,131,440

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB	2,463,677
3,555	5.000%, 3/01/24	No Opt. Call	BBB	4,278,407
2,235	5.000%, 3/01/25	No Opt. Call	BBB	2,719,101
1,725	5.000%, 3/01/26	No Opt. Call	BBB	2,119,042
2,175	4.000%, 3/01/36	3/26 at 100.00	BBB	2,290,993

	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A:
1,500	5.000%, 9/01/18	No Opt. Call	A+	1,626,045
4,000	5.750%, 9/01/22	9/18 at 100.00	A+	4,417,520
57,520	Total Alabama			64,226,275

	Alaska – 0.2%

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,386,940

6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/16 at 100.00	B3	5,946,795

4,035	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A2	4,631,454
13,060	Total Alaska			13,965,189

	Arizona – 2.9%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	Aa3	4,245,619

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,235	5.000%, 2/01/20	No Opt. Call	BBB+	1,403,837
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	7,257,864

1,445	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A2	1,834,919

NUVEEN	55

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
$10,270	5.000%, 7/01/25	7/22 at 100.00	A1	$11,880,131
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	18,702,233
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	19,236,960

2,000	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA	2,073,680

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
45	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	46,827
55	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	59,474
5,165	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	5,788,725
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	5,793,027
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA	6,988,445
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA	8,539,425

1,050	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3	1,092,326

6,000	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	6,734,040

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A–	2,341,060

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,525,676

	Maricopa County School District 33 Buckeye Elementary, Arizona, General Obligation Bonds, School Improvement Series 2016A:
1,400	4.000%, 7/01/33 – BAM Insured	7/26 at 100.00	AA	1,587,446
1,525	4.000%, 7/01/34 – BAM Insured	7/26 at 100.00	AA	1,720,597

2,500	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/01/26 – BAM Insured	No Opt. Call	AA	2,981,475

3,670	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,813,937

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	464,645
500	5.000%, 6/01/23	No Opt. Call	A+	615,255

	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22	7/20 at 100.00	A+	2,365,697
10,395	5.000%, 7/01/40	7/20 at 100.00	A+	11,752,379

500	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/23	No Opt. Call	AAA	625,100

8,855	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior Lien Series 2014B, 5.000%, 7/01/23	No Opt. Call	AAA	11,070,521

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A3	2,939,327

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
1,000	4.375%, 7/01/18 – FGIC Insured	7/17 at 100.00	AA–	1,032,400
1,000	4.500%, 7/01/19 – FGIC Insured	7/17 at 100.00	AA–	1,035,240

56	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	$3,100,457

645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	815,093

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25	No Opt. Call	Aa1	3,311,580

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 12.734%, 12/01/24 (IF)	12/21 at 100.00	Aa1	6,305,826

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	1,087,760

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B, 5.375%, 7/01/28 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	1,534,127
141,650	Total Arizona			163,703,130

	Arkansas – 0.9%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,193,260

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	10/16 at 100.00	AA	1,495,632

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA	6,804,501
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA	6,807,939

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	AA–	1,297,701
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	AA–	1,050,590

4,505	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A2	4,758,271

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	606,400
800	5.000%, 7/01/23	No Opt. Call	A+	980,800
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,998,879
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,823,922
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,364,686
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,218,770
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,517,314

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	A3	594,941
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	A3	1,167,369
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	A3	1,222,766
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	A3	1,283,570

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	1,114,700

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
1,950	5.000%, 12/01/25	12/24 at 100.00	A+	2,419,326
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,172,543

NUVEEN	57

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

$1,840	Springdale Public Facilities Board, Arkansas, Hospital Revenue Bonds, Arkansas Children’s Northwest Project, Series 2016, 3.000%, 3/01/35	9/26 at 100.00	AA–	$1,860,792

	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Series 2014A:
1,000	5.000%, 3/01/21	No Opt. Call	Aa2	1,178,980
1,000	3.750%, 3/01/36	3/25 at 100.00	Aa2	1,086,080
47,320	Total Arkansas			52,019,732

	California – 6.3%

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Children’s Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,608,113

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA–	1,773,082

1,860	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/23	No Opt. Call	A	2,328,701

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	BBB+	946,928

1,270	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (4)	1,369,720

580	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA+	624,498

6,895	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	AA+	7,133,084

7,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33	10/17 at 100.00	Aa1	7,579,513

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	558,290

3,400	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	3,617,668

1,210	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008B, 1.450%, 8/15/33 (Pre-refunded 3/15/17)	3/17 at 100.00	AA (4)	1,217,139

1,155	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Pre-refunded 3/15/17)	3/17 at 100.00	AA (4)	1,161,815

16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	18,416,480

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	2,565,227

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,614,410

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24	10/19 at 100.00	A+	5,718,800

58	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
$2,070	5.000%, 7/01/20 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	$2,333,759
3,830	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	4,345,710
2,195	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,490,557

520	California State, General Obligation Bonds, Refunding Series 2007, 5.000%, 8/01/19	2/17 at 100.00	AA–	531,882

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	5/17 at 100.00	AA–	15,057

1,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/23	12/17 at 100.00	AA–	1,059,830

1,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB+	1,712,508

800	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A	986,896

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 (Pre-refunded 10/01/18) – AMBAC Insured	10/18 at 100.00	AA– (4)	1,097,970

835	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22 (5)	1/17 at 100.00	CCC	835,008

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2003A, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	10,445,600

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/16 at 100.00	AA	1,123,494

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	BBB–	4,204,239
4,095	0.000%, 11/01/28	11/21 at 56.33	BBB–	1,923,135

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22	No Opt. Call	BBB–	3,082,411
2,860	5.000%, 1/01/23	No Opt. Call	BBB–	3,271,697
1,635	5.000%, 1/01/24	No Opt. Call	BBB–	1,861,022
1,325	5.000%, 1/01/25	No Opt. Call	BBB–	1,498,138

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
510	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	558,103
2,025	5.000%, 8/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	2,205,913

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	2,232,090

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,795	5.000%, 6/01/17	No Opt. Call	Aaa	8,095,263
13,410	4.500%, 6/01/27	6/17 at 100.00	B	13,650,173
11,345	5.000%, 6/01/33	6/17 at 100.00	B–	11,433,831

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	994,461

NUVEEN	59

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
$1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	$1,160,580
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,162,936
465	5.000%, 9/01/34	No Opt. Call	N/R	528,956

6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA	6,682,899

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa2	1,473,368

1,640	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	1,674,456

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,015	5.000%, 7/01/25	1/24 at 100.00	Aa2	1,296,815
5,000	5.000%, 7/01/43	1/24 at 100.00	Aa2	6,029,800

	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
800	5.000%, 9/01/23	No Opt. Call	BBB+	977,584
1,075	5.000%, 9/01/24	No Opt. Call	BBB+	1,333,763
1,250	5.000%, 9/01/25	9/24 at 100.00	BBB+	1,538,550
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB+	1,224,120

	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
400	5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	494,148
630	5.000%, 9/01/30 – BAM Insured	9/25 at 100.00	AA	770,522

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
2,220	5.000%, 9/01/21 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,229,169
2,145	5.000%, 9/01/22 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,153,859
2,000	5.000%, 9/01/23 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,008,260

4,770	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (6)	2/28 at 100.00	AA	4,665,203

12,120	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	16,347,698

10,045	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	13,548,897

	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A:
4,400	5.000%, 8/01/26 – BAM Insured	8/24 at 100.00	AA	5,518,392
3,000	5.000%, 8/01/27 – BAM Insured	8/24 at 100.00	AA	3,737,220
2,070	5.000%, 8/01/28 – BAM Insured	8/24 at 100.00	AA	2,567,173

2,000	North Monterey County Unified School District, California, General Obligation Bonds, Election of 2013, Series 2014A, 4.000%, 5/01/44	5/24 at 100.00	A+	2,189,560

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB	1,122,360

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (6)	8/30 at 100.00	A+	9,257,440

60	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
$1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	$1,665,244
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,853,761
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,479,685

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 0.000%, 10/01/25 – AGM Insured (6)	10/21 at 100.00	AA	8,217,300

	Port of Oakland, California, Revenue Bonds, Refunding Inter Lien Series 2007B:
2,530	5.000%, 11/01/18 – NPFG Insured	11/17 at 100.00	AA–	2,674,665
1,230	5.000%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	1,300,172

5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA–	3,234,182

2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,638,299

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,118,814
2,000	0.000%, 10/01/36	No Opt. Call	A	971,080

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A	5,685,650

1,000	San Bernardino Community College District, California, General Obligation Bonds, Election 2002 Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,119,010

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	BBB–	5,922,800
26,000	5.000%, 1/15/34	1/25 at 100.00	BBB–	30,582,240

2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB+	2,882,988

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	Aaa	992,510

2,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA–	2,874,397

2,255	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	AA– (4)	2,874,020

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	1,091,770

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Refunding Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,817,450
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,942,549
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	3,122,846

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A1	2,824,250
1,200	6.250%, 9/01/29	9/19 at 100.00	A1	1,395,792

NUVEEN	61

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
$1,180	6.000%, 8/01/22	8/19 at 100.00	Baa3	$1,349,507
1,410	6.125%, 8/01/23	8/19 at 100.00	Baa3	1,609,825
1,585	6.250%, 8/01/24	8/19 at 100.00	Baa3	1,809,674
1,265	6.375%, 8/01/25	8/19 at 100.00	Baa3	1,445,338
500	6.500%, 8/01/26	8/19 at 100.00	Baa3	572,065

1,100	Upland Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, A Merged Project, Series 2006, 4.250%, 9/01/26 – AMBAC Insured	9/16 at 100.00	A	1,103,432

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,771,662

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (6)	8/26 at 100.00	AA	3,260,850

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,874,396
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,742,106
1,450	3.250%, 7/01/27	No Opt. Call	Baa1	1,529,344
1,435	3.500%, 7/01/28	No Opt. Call	Baa1	1,531,332
1,355	3.750%, 7/01/29	No Opt. Call	Baa1	1,444,403

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA–	3,440,175

3,040	Western California Municipal Water District Facilities Authority Adjustable Rate Water Revenue Refunding Bonds Series 2016A, 1.500%, 10/01/39 (Mandatory put 10/01/20)	7/20 at 100.00	AA+	3,087,120

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 (Pre-refunded 11/01/17) – AMBAC Insured	11/17 at 100.00	A– (4)	1,051,586
328,855	Total California			354,820,232

	Colorado – 1.9%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	1,253,385

2,250	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Refunding Series 2016A, 4.000%, 12/15/17	No Opt. Call	AA	2,357,168

175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22 (Pre-refunded 6/15/17)	6/17 at 100.00	A (4)	181,466

	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,718,384
525	3.375%, 10/01/35	10/25 at 100.00	Baa2	531,116

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	1,147,160

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	A–	16,895,637

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (4)	773,307

1,525	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	A–	1,600,960

62	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29	11/22 at 100.00	A–	$4,691,189

310	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	BBB+	370,162

1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	1,530,648

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+	6,977,524

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,564,200

290	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/18	10/16 at 100.00	BBB+	291,093

1,510	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (4)	1,666,874

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–	1,596,315

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	13,194,390

6,050	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	AA–	6,130,707

4,025	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 (Pre-refunded 11/15/16) – FGIC Insured	11/16 at 100.00	AA– (4)	4,079,217

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,623,900

1,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	1,564,965

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,525	5.000%, 12/15/20	No Opt. Call	Aa2	1,796,511
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,679,264
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,830,553

3,670	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	3,633,263

1,485	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	10/16 at 100.00	BBB–	1,491,059

1,000	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.300%, 12/15/19 (Pre-refunded 12/15/16) – ACA Insured	12/16 at 100.00	N/R (4)	1,014,270

775	Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series 2007GG, 4.500%, 6/01/17 – AGM Insured	No Opt. Call	AA	801,528

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R	1,450,264
500	5.000%, 12/01/20	No Opt. Call	N/R	552,250

NUVEEN	63

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	$1,231,580

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 (Pre-refunded 12/15/18) – AGC Insured	12/18 at 100.00	AA (4)	1,447,059

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	1,131,488

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,464,363
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,255,634

1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGM Insured	12/25 at 100.00	AA	1,036,430

1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22	12/17 at 100.00	Baa2	1,048,390

1,240	Westminster, Colorado, Special Purpose Sales and Use Tax Revenue Bonds, Series 2007D, 5.000%, 12/01/23 (Pre-refunded 12/01/17) – AGM Insured	12/17 at 100.00	AA (4)	1,314,127
109,010	Total Colorado			108,917,800

	Connecticut – 0.6%

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20	9/17 at 100.00	BB	503,920

14,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	14,200,519

12,070	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	12,121,660

2,645	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/17 at 100.00	A–	2,662,457

	Milford, Connecticut, General Obligation Bonds, Refunding Series 2016:
1,035	5.000%, 11/01/20	No Opt. Call	Aa1	1,219,189
1,580	5.000%, 11/01/21	No Opt. Call	Aa1	1,912,653

1,000	New Britain, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/19 – BAM Insured	No Opt. Call	AA	1,105,140

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	5.000%, 12/15/24	12/22 at 100.00	AA	432,009
495	5.000%, 12/15/26	12/22 at 100.00	AA	609,855
33,815	Total Connecticut			34,767,402

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,000	4.000%, 7/01/22	No Opt. Call	BBB	1,084,380
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB	4,475,079
4,995	Total Delaware			5,559,459

64	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia – 2.1%

$3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	$4,015,334

7,100	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	8,811,242

21,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	10/16 at 100.00	N/R	2,829,960

10,165	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AAA	11,234,663

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	Aa3 (4)	494,978
1,715	6.500%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	Aa3 (4)	2,021,162
825	6.500%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Aa3 (4)	972,279

3,740	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	4,073,084

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A:
44,660	5.000%, 10/01/31 (Alternative Minimum Tax)	10/26 at 100.00	AA–	54,992,984
24,280	5.000%, 10/01/32 (Alternative Minimum Tax)	10/26 at 100.00	AA–	29,738,144
117,785	Total District of Columbia			119,183,830

	Florida – 6.3%

12,505	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	15,854,589

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (Alternative Minimum Tax)	10/25 at 100.00	A+	12,001,200
15,135	5.000%, 10/01/35 (Alternative Minimum Tax)	10/25 at 100.00	A+	18,081,784

	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A1	11,880,880
7,325	5.000%, 10/01/33	10/25 at 100.00	A1	8,972,173

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,420	5.000%, 6/01/22	12/21 at 100.00	AA–	19,556,877
14,635	5.000%, 6/01/25	12/24 at 100.00	AA–	18,324,337

33,155	Citizens Property Insurance Corporation, Florida, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	34,020,014

2,305	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1, 5.500%, 6/01/17	No Opt. Call	A+	2,399,851

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
3,600	5.000%, 6/01/18	No Opt. Call	AA–	3,879,900
275	5.000%, 6/01/19	No Opt. Call	AA–	306,928

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
305	5.250%, 6/01/17	No Opt. Call	A+	316,913
1,375	4.250%, 6/01/17	No Opt. Call	A+	1,417,213
1,220	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	1,255,221

NUVEEN	65

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
$85	5.000%, 6/01/18	No Opt. Call	AA–	$91,609
495	5.000%, 6/01/19	No Opt. Call	AA–	552,470
4,545	5.000%, 6/01/20	No Opt. Call	AA–	5,233,204
1,600	5.000%, 6/01/21	No Opt. Call	AA–	1,892,272

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	1/17 at 100.00	A2	2,213,225

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
3,270	4.750%, 11/01/23	No Opt. Call	BBB–	3,582,023
1,860	6.000%, 11/01/33	11/23 at 100.00	BBB–	2,154,047

	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A:
410	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	9/16 at 100.00	AA+	411,357
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	9/16 at 100.00	AA+	1,894,895

840	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	864,629

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,515,451

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	Baa1	2,880,927

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A–	1,526,588
1,750	5.000%, 4/01/33	4/26 at 100.00	A–	2,130,485
1,500	5.000%, 4/01/34	4/26 at 100.00	A–	1,820,370
1,500	5.000%, 4/01/35	4/26 at 100.00	A–	1,811,775

	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A:
5,500	5.000%, 10/01/21	No Opt. Call	A+	6,540,380
12,000	5.000%, 10/01/30	10/26 at 100.00	A+	15,121,920
8,000	5.000%, 10/01/31	10/26 at 100.00	A+	10,031,440

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	10/16 at 100.00	AA+	1,505,595

2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,608,704

1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	No Opt. Call	AA–	2,345,809

7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (Alternative Minimum Tax)	8/21 at 100.00	AA	8,172,453

6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A–	7,214,640

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,415	5.000%, 7/01/24	No Opt. Call	A	3,027,758
1,250	5.000%, 7/01/27	7/24 at 100.00	A	1,540,475

66	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
$925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	$1,072,112
5,000	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	6,003,350

6,290	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	7,075,118

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA–	2,252,211
5,015	5.250%, 4/01/30	4/20 at 100.00	AA–	5,716,699

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	AA	5,746,650

605	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	BBB	661,253

1,495	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	1,654,218

2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB+	2,985,939

4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	5,128,839

10,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	11,901,400

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	A1	10,340,994

3,860	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 2.750%, 5/01/31	5/26 at 100.00	AA	3,785,116

	South Florida Water Management District, Certificates of Participation, Series 2015:
3,000	5.000%, 10/01/23	No Opt. Call	AA	3,730,440
2,250	5.000%, 10/01/24	No Opt. Call	AA	2,841,660

23,190	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Refunding Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA–	24,210,592

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
585	5.000%, 9/01/22	No Opt. Call	A+	701,321
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	3,087,630
1,245	3.125%, 9/01/24	9/22 at 100.00	A+	1,328,340
1,260	5.000%, 9/01/25	9/22 at 100.00	A+	1,517,040
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,789,290
1,965	5.000%, 9/01/28	No Opt. Call	A+	2,336,031
5,760	4.000%, 9/01/33	No Opt. Call	A+	6,231,571

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	374,350
305,895	Total Florida			351,424,545

	Georgia – 1.3%

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,010	5.000%, 1/01/23	No Opt. Call	AA–	2,401,628
1,500	5.000%, 1/01/28	No Opt. Call	AA–	1,772,400

NUVEEN	67

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
$11,010	5.000%, 1/01/27	1/24 at 100.00	AA–	$13,750,829
4,275	5.000%, 1/01/29	1/24 at 100.00	AA–	5,234,737
6,750	5.000%, 1/01/30	1/24 at 100.00	AA–	8,192,070

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA	2,084,020

1,940	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	2,215,829

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A:
2,000	5.000%, 1/01/18	No Opt. Call	AA	2,124,720
3,325	5.000%, 1/01/23	1/22 at 100.00	AA	4,027,173
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,701,524
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	10,783,325

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB–	1,454,163

	Forsyth County School District, Georgia, General Obligation Bonds, Series 2014:
1,000	5.000%, 2/01/27	No Opt. Call	AA+	1,242,350
1,250	5.000%, 2/01/28	No Opt. Call	AA+	1,545,300

3,050	Georgia State, General Obligation Bonds, Refunding Series 2009I, 5.000%, 7/01/19	No Opt. Call	AAA	3,441,010

200	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	216,912

1,805	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,971,692

2,770	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	3,306,244
60,685	Total Georgia			72,465,926

	Guam – 0.1%

4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,748,129

	Hawaii – 1.2%

5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A1	5,663,107

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A1	1,179,744

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA–	6,978,510
4,510	5.000%, 7/01/27	7/25 at 100.00	AA–	5,681,969
7,825	5.000%, 7/01/28	7/25 at 100.00	AA–	9,814,428
9,180	5.000%, 7/01/29	7/25 at 100.00	AA–	11,445,624
8,195	5.000%, 7/01/30	7/25 at 100.00	AA–	10,187,123

68	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$15,500	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	$16,844,315
56,740	Total Hawaii			67,794,820

	Idaho – 0.2%

560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (Alternative Minimum Tax)	9/25 at 100.00	A2	608,983

3,095	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	3,480,235

	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014BX:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	3,119,268
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,333,842

450	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/16 (ETM)	No Opt. Call	N/R (4)	451,895

1,300	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/20 (Pre-refunded 9/01/16)	9/16 at 100.00	BB+ (4)	1,305,473

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA	1,055,310
11,710	Total Idaho			13,355,006

	Illinois – 11.6%

1,840	Bolingbrook Park District, Illinois, General Obligation Bonds, Series 2007A, 4.500%, 1/01/17 – CIFG Insured	No Opt. Call	Aa2	1,869,182

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A2	1,580,432
2,550	0.000%, 1/01/31	7/23 at 68.94	A2	1,364,505
2,750	0.000%, 1/01/32	7/23 at 65.28	A2	1,392,463
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	1,908,640

	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
435	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	438,693
450	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	454,325
970	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	986,054
1,060	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,072,550
975	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	998,459

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
590	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	595,009
615	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	620,910
975	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	991,136
1,435	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,464,131
1,460	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,489,682

3,915	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	4,151,153

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	4,051,063
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,700,128

NUVEEN	69

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2015A:
$5,700	5.000%, 1/01/33 (Alternative Minimum Tax)	1/25 at 100.00	A	$6,681,597
4,225	5.000%, 1/01/34 (Alternative Minimum Tax)	1/25 at 100.00	A	4,935,265

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,745	5.000%, 1/01/26	1/19 at 100.00	BBB+	1,774,770
2,530	5.000%, 1/01/27	No Opt. Call	BBB+	2,573,162

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,570	5.000%, 1/01/23	No Opt. Call	BBB+	6,931,022
7,580	5.000%, 1/01/24	No Opt. Call	BBB+	8,002,585
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,673,544
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	2,027,397

1,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	AA	1,778,310

1,410	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA+	1,486,436

3,465	Cook County High School District 205 Thornton Township, Illinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA	3,799,684

1,000	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds, Series 2004, 5.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	1,012,890

1,175	Cook County School District 88, Bellwood, Illinois, General Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	12/16 at 100.00	A2	1,179,383

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA–	2,962,518
2,770	5.000%, 11/15/21	No Opt. Call	AA–	3,218,325
2,400	5.000%, 11/15/22	No Opt. Call	AA–	2,829,048

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
5,250	5.000%, 11/15/20	No Opt. Call	AA–	5,982,008
2,250	5.000%, 11/15/21	No Opt. Call	AA–	2,614,163

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,550	5.875%, 2/01/19	8/18 at 100.00	Aa3	1,702,706
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3	2,302,881
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3	2,789,804

1,515	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGC Insured	No Opt. Call	Aa3	1,479,685

1,245	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured (ETM)	No Opt. Call	Aa3 (4)	1,231,728

1,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 4.750%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	AA–	1,019,790

1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,234,740

3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	No Opt. Call	AA	3,429,540

70	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	$15,521,801

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26	9/24 at 100.00	BBB	565,744
1,205	5.000%, 9/01/27	9/24 at 100.00	BBB	1,426,780
775	5.000%, 9/01/29	9/24 at 100.00	BBB	908,959
2,450	5.000%, 9/01/34	9/24 at 100.00	BBB	2,821,396
2,125	4.625%, 9/01/39	9/24 at 100.00	BBB	2,336,076
7,000	5.000%, 9/01/42	9/24 at 100.00	BBB	8,023,050

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 – AMBAC Insured	2/18 at 100.00	A	1,290,624
1,280	6.000%, 2/01/26 – AMBAC Insured	2/18 at 100.00	A	1,375,437
500	6.000%, 2/01/28 – AMBAC Insured	2/18 at 100.00	A	536,620

1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	BBB–	1,025,280

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,056,130

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,597,791
1,120	5.000%, 5/15/25	5/22 at 100.00	Baa1	1,277,214
1,175	5.000%, 5/15/26	5/22 at 100.00	Baa1	1,333,801

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	A+	2,879,621
3,170	5.000%, 7/01/34	7/26 at 100.00	A+	3,839,250
5,000	5.000%, 7/01/35	7/26 at 100.00	A+	6,031,300

15	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A, 5.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A+ (4)	16,401

4,255	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29 (Pre-refunded 5/15/19)	5/19 at 100.00	A (4)	5,002,646

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,235,950
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,307,994
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,439,200

2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/21 (Pre-refunded 5/15/17) – NPFG Insured	5/17 at 100.00	AA– (4)	2,070,360

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
10,000	3.750%, 2/15/34 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	9,792,400
34,000	4.000%, 2/15/36 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	34,246,840

4,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 5.750%, 4/01/24	10/19 at 100.00	Baa3	4,347,000

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	4/17 at 100.00	Baa3	508,385
3,600	5.400%, 4/01/27	4/17 at 100.00	Baa3	3,650,652

2,030	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	2,310,323

NUVEEN	71

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,505	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	$1,740,292

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,583,642
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,784,800

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,922,200

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/17	No Opt. Call	AA	2,051,040

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	3,532,920

2,555	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A, 1.375%, 11/15/22	7/21 at 101.00	AA	2,564,632

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,900	5.000%, 12/15/17	12/16 at 100.00	AA+	2,949,184
2,530	5.000%, 6/15/18	12/16 at 100.00	AA+	2,571,492

9,955	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/23	No Opt. Call	BBB+	11,277,621

	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	BBB+	4,523,200
3,000	5.000%, 2/01/24	No Opt. Call	BBB+	3,420,720
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB+	5,244,771
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB+	5,256,523
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB+	6,704,160

	Illinois State, General Obligation Bonds, Refunding Series 2010:
560	5.000%, 1/01/17	No Opt. Call	BBB+	569,094
1,825	5.000%, 1/01/18	No Opt. Call	BBB+	1,915,319
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	6,557,507
5,010	5.000%, 1/01/19	No Opt. Call	BBB+	5,380,840

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	BBB+	8,524,922
6,385	5.000%, 8/01/21	No Opt. Call	BBB+	7,115,189
15,265	5.000%, 8/01/22	No Opt. Call	BBB+	17,184,421
2,730	5.000%, 8/01/23	No Opt. Call	BBB+	3,103,628
270	5.000%, 8/01/25	8/22 at 100.00	BBB+	298,382

	Illinois State, General Obligation Bonds, Series 2004A:
2,590	5.000%, 3/01/18	10/16 at 100.00	BBB+	2,601,785
815	5.000%, 3/01/22	10/16 at 100.00	BBB+	817,584

	Illinois State, General Obligation Bonds, Series 2006A:
1,110	5.000%, 6/01/17	No Opt. Call	BBB+	1,144,643
10,000	5.000%, 6/01/18	No Opt. Call	BBB+	10,630,100
350	5.000%, 6/01/22	No Opt. Call	BBB+	351,610
135	5.000%, 6/01/26	12/16 at 100.00	BBB+	135,621

1,455	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/27	1/17 at 100.00	BBB+	1,461,620

1,020	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB+	1,061,820

72	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, Series 2012A:
$7,790	4.000%, 1/01/20	No Opt. Call	BBB+	$8,265,580
12,110	4.000%, 1/01/22	No Opt. Call	BBB+	12,848,710

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	BBB+	4,826,346
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB+	3,162,353
1,000	5.500%, 7/01/27	7/23 at 100.00	BBB+	1,142,440

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,715	5.000%, 12/01/21	No Opt. Call	AA–	2,054,107
3,335	5.000%, 12/01/22	No Opt. Call	AA–	4,074,503
4,110	5.000%, 1/01/33	1/23 at 100.00	AA–	4,814,454

6,780	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 12/01/31	1/26 at 100.00	AA–	8,393,911

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA–	13,023,890
6,000	5.000%, 1/01/37	1/24 at 100.00	AA–	7,099,440

11,470	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	14,279,691

10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA–	12,761,596

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	11,834,827
1,200	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,726,272
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	8,004,181

2,910	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007, 5.250%, 1/01/24 – NPFG Insured	1/18 at 100.00	AA–	3,079,071

360	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007, 5.250%, 1/01/24 (Pre-refunded 1/01/18) – NPFG Insured	1/18 at 100.00	AA– (4)	383,749

	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding Series 2016:
5,000	5.000%, 2/01/34	2/26 at 100.00	Aa2	5,963,100
3,465	5.000%, 2/01/35	2/26 at 100.00	Aa2	4,119,608

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	1,986,789

	McCook, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	BBB	530,700
1,000	5.100%, 12/01/28	12/18 at 100.00	BBB	1,063,670

1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2002B, 5.200%, 6/15/17 – NPFG Insured	No Opt. Call	AA–	1,033,840

25,365	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 (WI/DD, Settling 8/01/16) – NPFG Insured	No Opt. Call	AA–	15,918,059

2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011., 0.000%, 12/01/24	No Opt. Call	A	1,793,686

NUVEEN	73

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	No Opt. Call	AA	$1,732,233

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	344,413
275	5.000%, 10/01/24	10/22 at 100.00	Baa1	324,860

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,610	5.250%, 6/01/21	No Opt. Call	A	8,999,434
11,150	5.500%, 6/01/23	6/21 at 100.00	A	13,145,515

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternative Revenue Source Series 2009:
360	4.500%, 10/01/20	10/19 at 100.00	AA	398,466
370	5.000%, 10/01/22	10/19 at 100.00	AA	410,966

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternative Revenue Source Series 2009:
640	4.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	716,371
730	5.000%, 10/01/22 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	828,543

1,680	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured	No Opt. Call	A2	1,672,339

1,320	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	A2 (4)	1,316,964

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
2,520	7.125%, 11/01/43	11/23 at 100.00	AA	3,449,376
2,400	7.625%, 11/01/48	11/23 at 100.00	AA	3,360,720

6,810	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	7,241,413

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	1,052,160

2,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/26 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	2,049,940

1,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16) – NPFG Insured	10/16 at 100.00	AA– (4)	1,007,870

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,770	5.000%, 3/01/33	3/25 at 100.00	A	9,229,905
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	16,666,006

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,617,580
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,227,841

74	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
$9,760	5.000%, 1/01/22	No Opt. Call	Aa3	$11,594,002
3,355	5.000%, 1/01/23	No Opt. Call	Aa3	4,066,763
3,295	5.000%, 1/01/24	No Opt. Call	Aa3	4,057,924
4,215	5.000%, 1/01/25	No Opt. Call	Aa3	5,260,910

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Baa3	3,064,046

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA	3,810,131

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA	586,119
1,005	5.750%, 6/01/25	6/18 at 100.00	AA	1,091,510
335	5.750%, 6/01/26	6/18 at 100.00	AA	363,646

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	355,570
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	92,995

7,755	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB	8,741,979

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	AA–	3,340,005
3,340	0.000%, 2/01/26	No Opt. Call	AA–	2,650,023
599,829	Total Illinois			649,590,914

	Indiana – 4.6%

710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	10/16 at 100.00	BB+	717,455

1,000	Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Refunding Series 2007, 4.500%, 7/15/20 – AMBAC Insured	7/17 at 100.00	AA+	1,035,920

	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016:
1,980	5.000%, 7/15/29	7/26 at 100.00	AA+	2,511,848
13,695	5.000%, 7/15/30	7/26 at 100.00	AA+	17,290,074
6,010	5.000%, 7/15/31	7/26 at 100.00	AA+	7,562,984
8,110	5.000%, 7/15/32	7/26 at 100.00	AA+	10,164,263

540	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014A, 4.000%, 1/01/18	No Opt. Call	AA	565,801

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
545	5.000%, 7/01/17	No Opt. Call	AA	567,225
500	4.000%, 1/01/18	No Opt. Call	AA	523,890
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,079,120
435	5.000%, 1/01/20	No Opt. Call	AA	496,078
1,000	5.000%, 7/01/20	No Opt. Call	AA	1,156,390
500	5.000%, 1/01/21	No Opt. Call	AA	586,300

NUVEEN	75

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2016A:
$6,940	5.000%, 12/01/22	No Opt. Call	AA	$8,535,367
5,350	5.000%, 12/01/23	No Opt. Call	AA	6,696,114
1,895	5.000%, 12/01/24	No Opt. Call	AA	2,410,876

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	BBB+	1,198,783
500	5.000%, 10/01/29	10/23 at 100.00	BBB+	586,790

4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,871,280

11,020	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB+	11,212,960

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,300	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	1,528,046
6,275	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	7,234,510
6,830	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	7,629,793

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	6,329,896

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
885	5.000%, 10/01/21	No Opt. Call	AA	1,056,327
715	5.000%, 10/01/22	No Opt. Call	AA	870,219
620	5.000%, 10/01/23	No Opt. Call	AA	768,571
625	5.000%, 10/01/24	No Opt. Call	AA	788,800
1,215	5.000%, 10/01/25	10/24 at 100.00	AA	1,525,226
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,129,224

8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	A+	8,596,160

1,375	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA+	1,379,868

	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1:
7,000	5.000%, 11/15/34	11/25 at 100.00	AA+	8,645,840
9,710	5.000%, 11/15/35	11/25 at 100.00	AA+	11,947,087

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33	7/23 at 100.00	A+	3,319,112
2,500	5.250%, 1/01/34	7/23 at 100.00	A+	3,008,425

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	3,345,636

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	6,145,400

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA–	9,498,802
10,000	5.250%, 8/15/29	8/23 at 100.00	AA–	11,951,600

76	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
$500	5.000%, 10/01/27	10/24 at 100.00	A	$618,825
720	5.000%, 10/01/28	10/24 at 100.00	A	886,198
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,225,120
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,655,854
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,471,183

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	AA–	3,323,559

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Baa2	1,912,113
940	5.000%, 4/01/22	No Opt. Call	Baa2	1,091,453
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa2	2,270,421

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.000%, 2/01/17	No Opt. Call	N/R	503,855
500	4.000%, 8/01/17	No Opt. Call	N/R	507,460
500	4.250%, 2/01/18	No Opt. Call	N/R	512,540
500	4.250%, 8/01/18	No Opt. Call	N/R	516,500
500	4.500%, 2/01/19	No Opt. Call	N/R	522,095
500	4.500%, 8/01/19	No Opt. Call	N/R	525,810
500	4.750%, 2/01/20	No Opt. Call	N/R	531,875
500	4.750%, 8/01/20	No Opt. Call	N/R	534,380
250	4.750%, 2/01/21	No Opt. Call	N/R	267,345
500	4.750%, 8/01/21	No Opt. Call	N/R	536,975
500	5.000%, 2/01/22	No Opt. Call	N/R	544,305
500	5.000%, 8/01/22	2/22 at 100.00	N/R	542,735
500	5.000%, 8/01/23	2/22 at 100.00	N/R	539,425
500	5.000%, 2/01/24	2/22 at 100.00	N/R	537,390

1,300	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2007, 4.000%, 7/15/18 – NPFG Insured	7/17 at 100.00	AA+	1,342,341

1,105	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/16 at 100.00	N/R (4)	1,304,298

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,299,594
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,244,520
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,232,929
1,750	5.000%, 2/01/29	8/24 at 100.00	A	2,140,442
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,276,423

19,905	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A2	23,569,510

20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23)	No Opt. Call	A2	24,536,119
219,760	Total Indiana		A	259,991,652

NUVEEN	77

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 1.3%

$1,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	$1,177,320

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,000	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,167,800
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,335,600
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	3,661,053
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,345,120
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,395,846

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured	1/21 at 100.00	AA	2,124,319
1,890	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	2,185,161
1,520	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	1,751,010
1,000	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	1,147,820

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	Aa3	11,676,900

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	10,443,642
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	8,194,980

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
10,315	5.000%, 12/01/19	No Opt. Call	B+	10,729,457
7,235	5.500%, 12/01/22	12/18 at 100.00	B+	7,530,260

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25	9/20 at 100.00	BB	1,333,800

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (4)	2,285,080
63,685	Total Iowa			72,485,168

	Kansas – 1.0%

14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	15,917,235

10,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	10,861,300

1,510	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	1,616,047

2,200	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	AA	2,511,454

3,175	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29 (Pre-refunded 11/15/17)	11/17 at 100.00	AA (4)	3,359,404

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	1,938,615

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	1,047,640

45	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	45,468

78	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$10,160	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	$12,279,681

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,900	5.000%, 9/01/21	No Opt. Call	A+	2,267,422
660	5.000%, 9/01/22	No Opt. Call	A+	800,633
1,505	5.000%, 9/01/23	No Opt. Call	A+	1,860,240

60	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	45,842
48,720	Total Kansas			54,550,981

	Kentucky – 1.7%

1,795	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	BBB+	1,938,169

2,450	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.625%, 8/15/27	8/19 at 100.00	A+	2,663,934

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	8,728,202

5,870	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	6,086,075

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	22,556,583

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3	8,147,720

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,614,215
3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+	3,949,612

13,000	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35	6/22 at 100.00	A–	14,728,610

1,135	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3	1,209,036

4,420	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A	4,448,067

10,200	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	10,249,776

2,055	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	2,115,890

NUVEEN	79

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
$1,255	6.000%, 3/01/22	No Opt. Call	A3	$1,485,142
1,320	6.250%, 3/01/23	No Opt. Call	A3	1,567,460
1,285	6.250%, 3/01/24	3/21 at 100.00	A3	1,520,412

1,435	University of Kentucky, General Receipts Bonds, Series 2014B, 5.000%, 4/01/17	No Opt. Call	AA	1,478,911
86,695	Total Kentucky			94,487,814

	Louisiana – 3.2%

5,035	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	BBB	5,087,263

	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,191,985
515	5.000%, 2/01/24	No Opt. Call	AA	644,708
800	5.000%, 2/01/25	No Opt. Call	AA	1,017,120

585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BB	672,107

475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA (4)	581,946

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,420	5.000%, 6/01/25	No Opt. Call	A1	21,989,963
16,260	5.000%, 6/01/26	No Opt. Call	A1	20,741,419

245	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1, 5.875%, 6/01/23 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	268,699

5	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3, 6.125%, 6/01/25 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	AA (4)	5,507

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA–	2,774,737
2,850	5.000%, 2/01/29	2/24 at 100.00	AA–	3,449,013
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,411,600

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,000	6.750%, 12/15/37 (7)	12/17 at 100.00	N/R	1,285,680
320	6.000%, 12/15/37 (7)	10/16 at 100.00	N/R	175,658

30	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	16,468

2,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A2	2,307,417

24,340	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016B, 3.500%, 6/01/30	6/21 at 100.00	A2	25,492,012

80	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
$1,045	5.000%, 5/15/30	5/26 at 100.00	A–	$1,284,451
2,000	3.000%, 5/15/31	5/26 at 100.00	A–	2,048,680
1,750	5.000%, 5/15/32	5/26 at 100.00	A–	2,135,578
2,200	5.000%, 5/15/33	5/26 at 100.00	A–	2,676,190

3,735	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.000%, 5/15/20	5/17 at 100.00	A–	3,867,555

1,420	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.000%, 5/15/20 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	1,470,992

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,050	5.000%, 7/01/22	No Opt. Call	A	1,269,765
2,750	5.000%, 7/01/29	7/23 at 100.00	A	3,263,232
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,894,300
3,835	5.000%, 7/01/32	7/23 at 100.00	A	4,507,467

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	AA–	1,355,291
5,070	5.000%, 9/01/31	9/23 at 100.00	AA–	5,935,297
4,000	5.000%, 9/01/32	9/23 at 100.00	AA–	4,668,480

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	A+	4,677,041
3,940	5.000%, 12/01/20	No Opt. Call	A+	4,565,633
5,400	5.000%, 12/01/21	No Opt. Call	A+	6,372,648

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	A+	1,202,140
870	5.000%, 12/01/23	No Opt. Call	A+	1,064,471
1,010	5.000%, 12/01/24	No Opt. Call	A+	1,256,167
470	5.000%, 12/01/25	No Opt. Call	A+	592,101
255	5.000%, 12/01/26	12/25 at 100.00	A+	319,268
730	5.000%, 12/01/27	12/25 at 100.00	A+	909,179

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,200	5.000%, 6/01/20	No Opt. Call	A	1,374,612
100	5.000%, 6/01/24	No Opt. Call	A	123,008
500	5.000%, 6/01/25	6/24 at 100.00	A	612,010
500	5.000%, 6/01/26	6/24 at 100.00	A	608,760
500	5.000%, 6/01/27	6/24 at 100.00	A	606,805
330	5.000%, 6/01/28	6/24 at 100.00	A	397,947
570	5.000%, 6/01/29	6/24 at 100.00	A	684,479

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
385	5.000%, 6/01/30	6/25 at 100.00	A	465,507
775	5.000%, 6/01/32	6/25 at 100.00	A	929,814
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,195,380
650	5.000%, 6/01/35	6/25 at 100.00	A	771,895

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	A3	571,410

6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	7,344,909

NUVEEN	81

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$9,930	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A3	$11,839,936
154,700	Total Louisiana			178,975,700

	Maine – 0.3%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,435	4.000%, 7/01/41	7/26 at 100.00	BBB	4,617,545
1,000	5.000%, 7/01/46	7/26 at 100.00	BBB	1,157,030
5,555	4.000%, 7/01/46	7/26 at 100.00	BBB	5,760,035

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	1,147,210
3,850	6.750%, 7/01/41	7/21 at 100.00	BBB–	4,411,137

630	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	1/18 at 100.00	AA	660,662

110	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 (Pre-refunded 1/01/18) – FGIC Insured	1/18 at 100.00	A1 (4)	115,563

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	526,130
225	4.000%, 7/01/20	No Opt. Call	BBB+	244,733
290	5.000%, 7/01/22	No Opt. Call	BBB+	337,482
17,595	Total Maine			18,977,527

	Maryland – 0.7%

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA	596,090
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,244,180
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	2,116,138

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	280,580

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
500	5.000%, 6/01/27 – AGM Insured	6/26 at 100.00	AA	640,175
1,000	5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,270,890
1,000	5.000%, 6/01/29 – AGM Insured	6/26 at 100.00	AA	1,265,010
875	5.000%, 6/01/30 – AGM Insured	6/26 at 100.00	AA	1,101,765
695	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	871,891
1,870	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,310,385

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
750	5.000%, 7/01/32	7/26 at 100.00	BBB	918,653
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB	2,747,070
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB	2,008,034
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB	2,414,460
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB	1,892,305

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A2	2,230,680

82	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	$9,829,608

4,160	Maryland State Economic Development Corporation, Private Activity Revenue Bonds, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (Alternative Minimum Tax)	11/21 at 100.00	BBB+	4,886,461

2,475	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011A, 5.000%, 3/15/19	No Opt. Call	AAA	2,761,778
34,085	Total Maryland			41,386,153

	Massachusetts – 1.3%

2,045	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	AA+	2,358,867

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA+	11,710,600

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	BBB–	954,823
680	5.000%, 7/01/27	7/24 at 100.00	BBB–	774,738
925	5.000%, 7/01/28	7/24 at 100.00	BBB–	1,050,375
960	5.000%, 7/01/29	7/24 at 100.00	BBB–	1,086,154

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R	2,582,175

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
710	5.000%, 10/01/17	No Opt. Call	N/R	735,546
515	5.000%, 10/01/18	10/17 at 100.00	N/R	532,433
450	5.250%, 10/01/37	10/16 at 101.00	N/R	454,968

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	999,061
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,917,090
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,874,716

690	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.800%, 1/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	699,563

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22 (Pre-refunded 10/15/19)	10/19 at 100.00	Baa1 (4)	568,760
2,595	5.500%, 10/15/26 (Pre-refunded 10/15/19)	10/19 at 100.00	Baa1 (4)	2,982,667

3,020	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	3,433,619

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	140,582
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	50,208
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	1,471,050

27,360	Massachusetts State, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured	No Opt. Call	AA+	27,838,800

NUVEEN	83

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$5,000	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2013A, 4.000%, 8/01/17	No Opt. Call	AA+	$5,179,500

915	Springfield, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2007, 4.500%, 8/01/20 – AGM Insured	2/17 at 100.00	AA	932,733

530	Springfield, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2007, 4.500%, 8/01/20 (Pre-refunded 2/01/17) – AGM Insured	2/17 at 100.00	AA (4)	540,839
66,270	Total Massachusetts			70,869,867

	Michigan – 2.3%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	837,526

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	2,377,597
2,650	0.000%, 7/01/23	No Opt. Call	BB	1,954,031
2,880	0.000%, 7/01/24	No Opt. Call	BB	2,017,296

1,206	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	10/16 at 100.00	N/R	1,210,470

1,020	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 3.625%, 12/01/32	12/24 at 100.00	A+	1,101,875

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA	2,885,897

	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/29	7/26 at 100.00	A	1,249,370
355	5.000%, 7/01/30	7/26 at 100.00	A	441,734

6,574	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-6A, 5.250%, 4/01/17 – AMBAC Insured	9/16 at 100.00	A–	6,599,016

4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	BBB+	5,724,891

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,997,899

10,115	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,167,497

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	2,086,860
3,530	5.000%, 7/15/19 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	3,683,308

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,891,200

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,821,450

5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	6,316,273

84	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	$1,799,616

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,695,345

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A1	1,224,030
2,000	5.000%, 9/01/27	3/24 at 100.00	A1	2,424,400
2,555	5.000%, 9/01/28	3/24 at 100.00	A1	3,083,834
3,770	5.000%, 9/01/29	3/24 at 100.00	A1	4,536,629
5,000	5.000%, 9/01/30	3/24 at 100.00	A1	5,998,600
2,270	5.000%, 9/01/31	3/24 at 100.00	A1	2,704,092

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	5,595,621
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,621,169
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	4,429,132

8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,119,680

	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	A	4,464,450
5,295	5.000%, 12/01/33 (Alternative Minimum Tax)	12/25 at 100.00	A	6,274,946
5,000	5.000%, 12/01/34 (Alternative Minimum Tax)	12/25 at 100.00	A	5,902,750

1,300	Western Michigan University, General Revenue Bonds, Refunding Series 2008, 5.000%, 11/15/23 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	AA (4)	1,403,038
118,375	Total Michigan			129,641,522

	Minnesota – 0.6%

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,935,771

500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/29	11/24 at 100.00	A3	611,270

2,155	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	2,437,758

2,650	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/18 (ETM)	No Opt. Call	N/R (4)	2,881,531

1,240	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	BBB+ (4)	1,329,838

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A:
2,525	5.000%, 1/01/25	1/24 at 100.00	A+	3,143,524
3,000	5.000%, 1/01/32	1/24 at 100.00	A+	3,617,880

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	5/17 at 100.00	N/R	1,279,623
815	5.500%, 5/01/21	5/17 at 100.00	N/R	830,990

7,465	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 3/01/17	No Opt. Call	AAA	7,666,928

NUVEEN	85

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	$475,711

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A–	761,930

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B:
2,000	5.000%, 5/01/23	No Opt. Call	A1	2,465,220
1,500	5.000%, 5/01/24	No Opt. Call	A1	1,883,205

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21 (Pre-refunded 11/15/16)	11/16 at 100.00	Aaa	1,014,270

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	1,133,090

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	475,912
30,365	Total Minnesota			33,944,451

	Mississippi – 0.5%

5,370	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/16 at 100.00	BBB	5,541,303

10,000	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/01/18)	No Opt. Call	BBB+	10,085,200

1,440	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/16	No Opt. Call	BBB+	1,442,635

8,860	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28	12/23 at 100.00	AA	11,022,283
25,670	Total Mississippi			28,091,421

	Missouri – 1.4%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	BB+	1,252,545
3,030	5.000%, 6/01/20	6/17 at 100.00	BB+	3,049,604

1,555	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast health, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	1,712,039

	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
1,100	3.000%, 12/30/24	12/23 at 100.00	A+	1,215,456
2,000	4.125%, 12/30/33	12/23 at 100.00	A+	2,228,860

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,070,370

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 (Pre-refunded 4/15/18) – AGC Insured	4/18 at 100.00	AA (4)	543,052

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22 (Pre-refunded 3/01/18)	3/18 at 100.00	A– (4)	2,144,280

86	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,130	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/16 (ETM)	No Opt. Call	N/R (4)	$1,143,153

1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,600,466

220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB+	232,184

1,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	AA–	1,380,350

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,548,766

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+	464,194

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,320	5.000%, 1/01/25	1/24 at 100.00	A2	1,627,705
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	3,093,832
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,190,010

4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	5,021,957

4,330	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/18 (Pre-refunded 1/01/17) – AMBAC Insured	1/17 at 100.00	A2 (4)	4,411,231

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	12,015,200
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	19,601,027

1,200	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,244,676

7,370	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB	7,854,725

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	7/17 at 100.00	N/R	500,600

1,195	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeast health, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	1,301,355
70,650	Total Missouri			77,447,637

	Montana – 0.1%

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,833,775

	Nebraska – 0.7%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,244,062

9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	10,721,177

655	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008, 5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A– (4)	730,056

NUVEEN	87

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA–	$768,102

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
890	5.000%, 12/15/21	No Opt. Call	AA–	1,072,913
370	5.000%, 12/15/22	No Opt. Call	AA–	453,646

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA	803,943
1,000	5.125%, 1/01/23	1/20 at 100.00	AA	1,130,130

2,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, BryanLGH Medical Center Project, Refunding Series 2006, 4.000%, 6/01/18	10/16 at 100.00	AA–	2,004,920

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	No Opt. Call	A–	6,728,417

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A+	1,762,366
1,500	5.000%, 1/01/24	1/22 at 100.00	A+	1,802,715
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,139,506

600	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	738,306

8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,882,320

400	Sarpy County School District 037, Nebraska, General Obligation Bonds, Gretna Public Schools, Refunding School Building Series 2016, 3.000%, 12/15/39 (WI/DD, Settling 8/25/16)	12/25 at 100.00	A+	398,392
35,620	Total Nebraska			41,380,971

	Nevada – 3.1%

3,230	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA– (4)	3,494,860

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,368,500
1,015	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A+	1,213,534
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,259,178

21,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	24,316,740

25,495	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2008, 5.000%, 6/01/38	No Opt. Call	Aa1	27,383,415

24,505	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2016A, 5.000%, 11/01/18	No Opt. Call	Aa1	26,908,941

13,125	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015B, 5.000%, 12/01/26	6/25 at 100.00	Aa1	16,722,956

88	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C:
$1,550	5.000%, 6/01/23	6/21 at 100.00	Aa1	$1,841,819
1,000	5.000%, 6/01/24	6/21 at 100.00	Aa1	1,186,190
12,450	5.000%, 6/01/25	6/21 at 100.00	Aa1	14,729,221

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,035	5.000%, 6/01/24	6/22 at 100.00	Aa1	2,474,153
1,500	5.000%, 6/01/25	6/22 at 100.00	Aa1	1,819,530
2,000	5.000%, 6/01/26	6/22 at 100.00	Aa1	2,428,240

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
90	4.000%, 6/01/19	No Opt. Call	N/R	94,360
50	4.000%, 6/01/20	No Opt. Call	N/R	53,187
385	5.000%, 6/01/22	No Opt. Call	N/R	431,254

4,660	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,709,106

11,140	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	13,510,258

	Nevada State, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Refunding Series 2016:
5,905	5.000%, 12/01/17	No Opt. Call	AAA	6,260,599
3,100	5.000%, 12/01/18	No Opt. Call	AAA	3,419,207

6,905	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 0.000%, 3/01/36	No Opt. Call	A+	7,500,487

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
2,265	5.000%, 7/01/22	7/21 at 100.00	AA	2,679,382
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,517,482

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43	2/19 at 100.00	A+	1,652,091
153,530	Total Nevada			175,974,690

	New Hampshire – 0.2%

895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc. Project ,Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A+	961,105

5,710	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	AA+ (4)	6,446,133

1,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/21	10/16 at 100.00	BBB	1,003,140

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 – NPFG Insured	8/17 at 100.00	AA+	1,351,077
8,905	Total New Hampshire			9,761,455

	New Jersey – 4.0%

8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	9,892,918

NUVEEN	89

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$1,100	5.000%, 6/15/17	No Opt. Call	BBB+	$1,132,384
5,155	5.000%, 6/15/19	No Opt. Call	BBB+	5,588,845
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,535,949
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	15,786,920
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,815,005
1,000	5.000%, 6/15/22	No Opt. Call	AA	1,166,450
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	8,144,346
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,341,703
7,580	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,494,451
4,950	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,528,259
915	4.250%, 6/15/27	6/22 at 100.00	BBB+	969,287
4,625	5.000%, 6/15/28	No Opt. Call	BBB+	5,123,482

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB	1,576,314
2,215	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,591,240

25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A–	28,295,500

1,340	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AA–	778,245

10,050	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A–	11,617,297

3,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A–	4,165,303

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
20,200	5.000%, 6/15/21	No Opt. Call	A–	22,637,534
14,000	5.000%, 6/15/22	No Opt. Call	A–	15,904,840

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	A–	2,063,183
1,850	5.250%, 6/15/34	6/25 at 100.00	A–	2,101,878

5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	6,453,937

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	A3	4,627,626
2,950	3.000%, 1/01/21	No Opt. Call	A3	3,027,556

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
9,540	4.500%, 6/01/23	6/17 at 100.00	Baa3	9,733,948
11,380	4.625%, 6/01/26	6/17 at 100.00	B+	11,502,107
20,695	5.000%, 6/01/29	6/17 at 100.00	B	20,918,920
202,540	Total New Jersey			222,515,427

90	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 0.6%

	Albuquerque, New Mexico, General Obligation Bonds, General Purpose Series 2016A:
$6,023	5.000%, 7/01/17	No Opt. Call	AAA	$6,276,026
6,000	5.000%, 7/01/18	No Opt. Call	AAA	6,515,820

3,990	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2016A, 5.000%, 6/01/20	No Opt. Call	AAA	4,627,722

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	16,565,323
30,863	Total New Mexico			33,984,891

	New York – 5.5%

4,055	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–	4,654,126

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	373,725
500	5.000%, 1/01/25	No Opt. Call	A+	632,095

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,653,746

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	8,314,911

6,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	7,901,158

	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State University Educational Facilities Issue, Series 2012A:
10,000	5.000%, 5/15/24	5/22 at 100.00	AA	12,107,000
9,230	5.000%, 5/15/25	5/22 at 100.00	AA	11,159,624

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
160	0.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	158,734
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	100,898
945	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	844,461

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C:
35	5.000%, 9/01/35 (Pre-refunded 9/01/16) – AGC Insured	9/16 at 100.00	AA (4)	35,143
460	5.000%, 9/01/35 (Pre-refunded 9/01/16)	9/16 at 100.00	A– (4)	461,881

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
1,385	5.000%, 12/01/17	12/16 at 100.00	A–	1,406,080
1,645	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	AA–	1,670,152
1,060	5.000%, 12/01/22	12/16 at 100.00	A–	1,075,730

5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A–	6,492,528

160	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	178,430

415	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	476,163

NUVEEN	91

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
$135	5.250%, 4/01/20	4/19 at 100.00	A–	$149,457
545	5.250%, 4/01/21	4/19 at 100.00	A–	601,844
1,745	5.500%, 4/01/22	4/19 at 100.00	A–	1,933,565
260	5.000%, 4/01/23	4/19 at 100.00	A–	283,262

90	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.250%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	N/R (4)	100,886

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
1,025	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–	1,058,856
8,935	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	9,038,378

1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	1,478,987

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	BBB+	778,232
2,455	5.000%, 7/01/32	7/24 at 100.00	BBB+	2,906,155

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	BBB+	1,808,640
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB+	1,200,520

10,205	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Refunding Fiscal Series 2007C-1, 5.000%, 11/01/16 (ETM)	No Opt. Call	AAA	10,324,603

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	11,280,400

20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	AA	23,270,200

15,440	New York City, New York, General Obligation Bonds, Fiscal 2016 Series C, 5.000%, 8/01/19	No Opt. Call	AA	17,416,938

980	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	1,031,264

20,255	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18 (Pre-refunded 10/01/17)	10/17 at 100.00	Aa2 (4)	21,291,853

10,000	New York City, New York, General Obligation Bonds, Refunding Fiscal 2015 Series A, 5.000%, 8/01/17	No Opt. Call	AA	10,454,200

25,090	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	28,046,104

9,115	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	9,844,656

1,535	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B, 5.000%, 6/01/21	6/17 at 100.00	AA	1,590,751

	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015:
2,005	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	2,380,597
2,065	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	2,497,473

92	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$1,390	5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	$1,647,094
1,785	4.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,936,868
2,045	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,200,911
6,825	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	7,349,843
7,315	5.000%, 7/01/34 (Alternative Minimum Tax)	7/24 at 100.00	BBB	8,530,314
14,625	4.000%, 7/01/35 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	AA	15,809,918
8,250	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	9,487,170
3,355	4.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	3,522,247

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Josephus Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,129,790

10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	12,618,900

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	937,019

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	BBB+	2,895,045
2,695	5.000%, 7/01/29	7/24 at 100.00	BBB+	3,190,260
4,200	5.000%, 7/01/30	7/24 at 100.00	BBB+	4,956,924
2,100	5.000%, 7/01/31	7/24 at 100.00	BBB+	2,469,390
1,335	5.000%, 7/01/32	7/24 at 100.00	BBB+	1,568,772
3,080	5.000%, 7/01/33	7/24 at 100.00	BBB+	3,616,936
274,200	Total New York			308,331,807

	North Carolina – 1.0%

	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
1,250	5.000%, 7/01/26	7/24 at 100.00	Aa3	1,566,113
950	5.000%, 7/01/27	7/24 at 100.00	Aa3	1,179,463

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	669,567

900	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB	960,741

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.250%, 1/01/22 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AAA	1,813,407

2,055	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,296,504

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,000	5.000%, 1/01/20 (ETM)	No Opt. Call	AAA	5,735,850
10,000	5.000%, 1/01/21 (ETM)	No Opt. Call	AAA	11,828,400

3,570	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	3,950,348

1,430	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	1,570,512

NUVEEN	93

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$1,545	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/28	1/26 at 100.00	A	$1,968,624

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A:
4,000	5.000%, 1/01/28	7/26 at 100.00	A	5,149,880
3,000	5.000%, 1/01/29	7/26 at 100.00	A	3,837,360

11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	14,688,732

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014, 4.000%, 4/01/19	No Opt. Call	Aa3	216,886
47,810	Total North Carolina			57,432,387

	North Dakota – 0.3%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	143,412
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,481,924
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,388,108
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,774,724
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,195,100
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,531,520

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,395,150

2,410	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/20	10/16 at 100.00	BBB–	2,418,435
14,795	Total North Dakota			17,328,373

	Ohio – 3.9%

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–	2,211,752

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	1,356,970

135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17	No Opt. Call	Aa1	139,560

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
3,300	5.375%, 6/01/24	6/17 at 100.00	B–	3,263,436
58,580	5.125%, 6/01/24	6/17 at 100.00	B–	57,858,880
665	5.875%, 6/01/30	6/17 at 100.00	B–	665,067
685	5.750%, 6/01/34	6/17 at 100.00	B–	681,918

5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19	No Opt. Call	Aa2	6,035,766

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,250	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	1,552,450
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,860,790
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,699,973
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,409,580
1,000	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	1,199,710

94	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA	$3,525,703

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22 (Pre-refunded 12/01/19)	12/19 at 100.00	AA (4)	1,941,009
1,780	5.000%, 12/01/23 (Pre-refunded 12/01/19)	12/19 at 100.00	AA (4)	2,032,351

18,950	Columbus, Ohio, Sewerage System Revenue Bonds, Series 2008A, 5.000%, 6/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	AA+ (4)	20,077,525

470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	513,221

2,435	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,679,571

1,095	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/19 – AGM Insured	12/16 at 100.00	Aa1	1,109,126

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	8,296,543

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	A1	823,360
870	4.000%, 10/01/19	No Opt. Call	A1	946,577
1,150	4.000%, 10/01/20	No Opt. Call	A1	1,271,233
1,205	5.000%, 10/01/21	No Opt. Call	A1	1,409,187
965	5.000%, 10/01/22	No Opt. Call	A1	1,148,948

6,625	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Ba2	6,713,775

1,715	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	Ba2	1,708,209

7,500	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	8,949,000

6,960	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	8,028,082

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	27,518,253

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	9,801,302

5,170	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	6,211,910

12,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	14,347,440

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	A2 (4)	561,535

805	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.000%, 11/15/16 (ETM)	No Opt. Call	N/R (4)	815,843

NUVEEN	95

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,935	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	$3,083,071
198,665	Total Ohio			215,448,626

	Oklahoma – 1.3%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+	2,633,386
2,810	4.000%, 9/01/22	9/21 at 100.00	A+	3,121,320
1,415	4.000%, 9/01/23	9/21 at 100.00	A+	1,561,353

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,436,213
7,445	5.000%, 6/01/22	No Opt. Call	A+	8,864,389
3,005	5.000%, 6/01/23	No Opt. Call	A+	3,635,810

	Garfield County Educational Facilities Authority, Oklahoma Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,911,180
3,145	5.000%, 9/01/31	9/26 at 100.00	A	3,870,583

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB	2,504,232

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A–	889,388
500	3.000%, 9/01/23	No Opt. Call	A–	534,365
600	5.000%, 9/01/24	No Opt. Call	A–	732,132
1,505	5.000%, 9/01/25	No Opt. Call	A–	1,862,031

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,350	5.000%, 9/01/25	9/23 at 100.00	AA–	4,087,804
10,675	5.000%, 9/01/26	9/23 at 100.00	AA–	13,028,624

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA–	7,742,173
7,845	5.000%, 9/01/26	9/25 at 100.00	AA–	9,866,029
60,085	Total Oklahoma			72,281,012

	Oregon – 0.6%

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA	4,783,786

7,500	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015D, 5.000%, 4/01/21	No Opt. Call	AAA	8,930,400

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,481,680

11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	13,601,539
26,765	Total Oregon			31,797,405

96	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 4.1%

$2,245	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	$2,428,394

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,196,430

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B:
1,750	3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	BB+	1,760,273
20,815	2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	BB+	20,980,687

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2 (4)	1,450,024

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	588,361
565	5.375%, 10/01/21 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	622,873

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,120,330
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,155,872

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
180	4.000%, 6/01/17	No Opt. Call	Ba1	183,294
200	4.000%, 6/01/19	No Opt. Call	Ba1	211,380
410	5.000%, 6/01/22	No Opt. Call	Ba1	471,258
790	5.000%, 6/01/24	6/23 at 100.00	Ba1	915,349
500	5.000%, 6/01/25	6/23 at 100.00	Ba1	575,940
370	5.125%, 6/01/26	6/23 at 100.00	Ba1	426,717
460	5.375%, 6/01/28	6/23 at 100.00	Ba1	528,940

3,760	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 0.900%, 9/01/29 (Mandatory put 9/01/17)	No Opt. Call	A1	3,765,602

6,440	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 0.900%, 2/15/27 (Mandatory put 8/15/17)	No Opt. Call	A1	6,451,206

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,388,468

1,300	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A	1,322,399

5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	6,086,381

5,355	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 0.000%, 12/01/40	No Opt. Call	Ba2	5,505,476

3,325	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	3,774,207

NUVEEN	97

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
$1,975	5.500%, 1/01/25	1/24 at 100.00	AA	$2,494,642
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,859,155
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,836,729

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	No Opt. Call	AA	631,555
1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,382,240
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	3,124,537
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,547,371
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,548,758

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
2,255	5.000%, 1/01/21	1/19 at 100.00	Aaa	2,490,354
9,575	5.000%, 7/01/21	1/18 at 100.00	Aaa	10,169,320
7,800	5.000%, 1/01/22	7/17 at 100.00	Aaa	8,125,104
8,625	5.000%, 7/01/22	7/17 at 100.00	Aaa	8,733,330

8,410	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	8,514,116

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34 (6)	No Opt. Call	AA–	1,818,160

16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38 (6)	12/27 at 100.00	A–	20,336,698

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,875	5.000%, 6/01/25	No Opt. Call	A3	7,259,268
12,580	5.000%, 6/01/29	6/26 at 100.00	A3	15,336,404
11,420	5.000%, 6/01/33	6/26 at 100.00	A3	13,686,756

12,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A1	15,137,280

1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/29	6/26 at 100.00	A1	1,237,820

7,445	Philadelphia Authority For Industrial Development, Pennsylvania, Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A+	9,009,418

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	3,371,880

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.231%, 12/01/24	12/17 at 100.00	AA–	10,763,032

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	BBB	1,562,848
730	5.000%, 12/01/20	No Opt. Call	BBB	833,616
1,105	5.000%, 12/01/21	No Opt. Call	BBB	1,282,463
1,625	5.000%, 12/01/22	No Opt. Call	BBB	1,918,166
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB	2,017,407
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB	2,110,040

98	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$50	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	$54,820

45	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (4)	49,773
203,880	Total Pennsylvania			228,152,921

	Rhode Island – 0.2%

4,340	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28	9/23 at 100.00	BBB	4,956,671

35,325	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	6/17 at 12.63	CCC+	3,707,359
39,665	Total Rhode Island			8,664,030

	South Carolina – 1.6%

2,015	Anderson County School District 5, South Carolina, General Obligation Bonds, Refunding Series 2016, 5.000%, 3/01/20	No Opt. Call	Aa1	2,317,169

12,700	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	12,892,659

5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	AA–	6,825,679

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A2	2,157,082
7,500	5.000%, 11/01/27	11/22 at 100.00	A2	8,903,925
13,190	5.000%, 11/01/28	11/22 at 100.00	A2	15,553,648
1,225	5.000%, 11/01/29	11/22 at 100.00	A2	1,440,441

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,175,108
3,925	5.000%, 8/01/32	No Opt. Call	Baa3	4,386,973

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	1,075,660

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
2,095	5.000%, 12/01/27	6/26 at 100.00	AA–	2,656,963
3,000	5.000%, 12/01/28	6/26 at 100.00	AA–	3,785,340
7,000	5.000%, 12/01/29	6/26 at 100.00	AA–	8,775,760
2,750	5.000%, 12/01/30	6/26 at 100.00	AA–	3,433,320
1,835	5.000%, 12/01/31	6/26 at 100.00	AA–	2,279,932

6,835	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1	6,892,346

500	Spartanburg Regional Health Services District Inc., South Carolina Hospital Revenue Bonds, Refunding Series 2008D, 5.250%, 4/15/20	4/18 at 100.00	AA	539,080

1,450	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A+	1,667,152
76,550	Total South Carolina			87,758,237

NUVEEN	99

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.2%

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
$525	5.000%, 6/01/22	No Opt. Call	AA+	$638,494
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,235,510

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	A+ (4)	1,034,160

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,122,540

4,125	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/34	11/24 at 100.00	A+	4,922,032

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	1,634,160
9,150	Total South Dakota			10,586,896

	Tennessee – 1.3%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	A–	2,508,850

2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB+	2,686,177

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,735,658

985	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	1,057,013

2,665	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding Series 2008, 5.250%, 4/01/23 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (4)	2,872,497

5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	5,111,150

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,586,676
3,180	5.000%, 1/01/23	No Opt. Call	A	3,847,069
1,300	4.000%, 1/01/23	No Opt. Call	A	1,492,686
1,770	5.000%, 1/01/24	No Opt. Call	A	2,136,479

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,735,182
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	1,824,358
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,450,130

1,085	Memphis, Tennessee, General Improvement Bonds, Series 2005, 5.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA	1,093,669

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–	3,343,529

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	4,989,730

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	1,144,520
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	2,106,245

100	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	$10,062,432

1,285	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2007A, 5.000%, 5/15/23 (Pre-refunded 5/15/17)	5/17 at 100.00	AA (4)	1,330,939

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19 (Pre-refunded 9/01/16)	9/16 at 100.00	BBB+ (4)	1,405,418

11,960	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,742,399
63,020	Total Tennessee			71,262,806

	Texas – 8.5%

3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	BBB+	3,884,228

3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	4,166,357

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	BBB+	2,350,688
1,390	5.000%, 1/01/33	7/25 at 100.00	BBB+	1,676,201
1,165	5.000%, 1/01/34	7/25 at 100.00	BBB+	1,401,775

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
2,000	5.000%, 1/01/33	1/26 at 100.00	BBB+	2,424,860
2,000	5.000%, 1/01/34	1/26 at 100.00	BBB+	2,417,380
1,650	5.000%, 1/01/35	1/26 at 100.00	BBB+	1,985,132
1,625	5.000%, 1/01/36	1/26 at 100.00	BBB+	1,947,530

8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	9,439,200

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA	1,204,780

5,715	Dallas County Utility and Reclamation District, Texas, General Obligation Bonds, Refunding Series 2005A, 5.150%, 2/15/22 – AMBAC Insured	2/17 at 100.00	A–	5,836,901

975	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA	994,890

	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007:
5	4.500%, 2/15/27 (Pre-refunded 2/15/17)	2/17 at 100.00	Aa2 (4)	5,107
4,225	4.500%, 2/15/27 (Pre-refunded 2/15/17) – NPFG Insured	2/17 at 100.00	Aa2 (4)	4,315,753

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured (ETM)	No Opt. Call	AA (4)	2,606,847

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19	8/17 at 100.00	AAA	1,160,992

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+	2,214,300

875	Giddings Independent School District, Fayette, Lee, and Washington Counties, Texas, General Obligation Bonds, School Building Series 2007A, 4.250%, 2/15/19	2/17 at 100.00	Aaa	891,870

7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,660,516

NUVEEN	101

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$635	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2007A, 4.500%, 2/15/18 (Pre-refunded 2/15/17)	2/17 at 100.00	AAA	$648,640

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	973,035
500	4.000%, 3/01/22	3/21 at 100.00	A–	552,430
800	4.000%, 3/01/23	3/21 at 100.00	A–	879,168
440	4.250%, 3/01/25	3/21 at 100.00	A–	483,542

1,820	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	No Opt. Call	A+	2,221,201

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
3,165	5.000%, 12/01/26	12/24 at 100.00	A+	3,960,238
3,735	5.000%, 12/01/27	12/24 at 100.00	A+	4,649,179
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,718,140
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	7,551,780

5,000	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	6,359,850

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,242,578

6,845	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	10/16 at 100.00	AA+ (4)	7,469,743

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,831,168
5,385	5.000%, 11/01/23 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	6,132,976
5,660	5.000%, 11/01/24 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	6,446,174

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 12.647%, 11/01/41 (IF) (8)	11/21 at 100.00	AA+	3,542,918

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	339,318
425	5.000%, 11/15/23	No Opt. Call	A3	514,981

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,027,938
4,460	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,566,214
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	5,068,382
11,525	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	14,215,972

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	B–	2,399,322
2,380	5.000%, 7/01/20	No Opt. Call	B–	2,559,857

1,955	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	2,218,514

102	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
$905	5.250%, 9/01/24	9/16 at 100.00	A2	$908,801
985	5.250%, 9/01/25	9/16 at 100.00	A2	989,009
610	5.250%, 9/01/26	9/16 at 100.00	A2	612,410

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
5,450	5.250%, 9/01/24 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	5,473,272
5,935	5.250%, 9/01/25 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	5,960,342
3,685	5.250%, 9/01/26 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	3,700,735

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	6,826,720
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	3,146,002

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,238,637
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,385,916

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A+	21,983,089
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,870,350

715	Howard County Junior College District, Texas, General Obligation Bonds, Series 2007, 4.250%, 2/15/18 – AMBAC Insured	2/17 at 100.00	AA–	728,528

2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA–	2,420,420

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/16 at 100.00	AA	6,098,024

1,315	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008, 4.375%, 2/15/23 (Pre-refunded 2/15/17) – AGM Insured	2/17 at 100.00	AA (4)	1,342,944

1,245	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008, 4.000%, 2/15/18 – AGM Insured	2/17 at 100.00	AA	1,268,082

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,242,260
2,025	5.000%, 11/01/27 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,490,709
1,570	5.000%, 11/01/28 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,918,571
2,000	5.000%, 11/01/29 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,434,140
2,000	5.000%, 11/01/30 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,427,660

2,200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	Baa1	2,511,564

510	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007, 5.000%, 11/01/16	No Opt. Call	BBB	515,375

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	Ba2	3,396,667
2,720	5.250%, 12/01/28	12/25 at 100.00	Ba2	3,156,234

NUVEEN	103

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,310	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	$1,400,338

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,340	5.000%, 8/15/24	8/22 at 100.00	Aa2	5,267,805
4,710	5.000%, 8/15/25	8/22 at 100.00	Aa2	5,683,463
3,920	5.000%, 8/15/26	8/22 at 100.00	Aa2	4,703,451
7,025	5.000%, 8/15/27	8/22 at 100.00	Aa2	8,395,999

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
2,370	0.000%, 9/01/43 (6)	9/31 at 100.00	AA+	2,590,054
9,130	0.000%, 9/01/45 (6)	9/31 at 100.00	AA+	10,721,085

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,000	5.000%, 9/01/24	9/21 at 100.00	AA+	9,567,600
8,655	5.250%, 9/01/25	9/21 at 100.00	AA+	10,457,923
5,005	5.250%, 9/01/26	9/21 at 100.00	AA+	6,047,592

305	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A1	325,087

2,205	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (4)	2,374,190

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A:
11,500	5.000%, 1/01/30	1/26 at 100.00	A1	14,381,900
6,450	5.000%, 1/01/31	1/26 at 100.00	A1	8,035,152

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25 (Pre-refunded 2/15/18)	2/18 at 100.00	Aaa	1,068,380

875	San Angelo, Texas, Certificates of Obligation Bonds, Tom Green County Series 2007A, 4.400%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA+	892,938

565	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	577,871

	San Antonio, Texas, General Obligation Bonds, Series 2006:
400	4.125%, 2/01/19	8/16 at 100.00	AAA	401,192
460	4.250%, 2/01/20	8/16 at 100.00	AAA	461,421

575	San Leanna Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2007, 5.000%, 6/01/19	6/17 at 100.00	BBB+	593,578

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	2/17 at 100.00	AAA	887,835

4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	5,601,786

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,504,221

5,030	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Refunding Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA	5,152,430

2,210	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	2,361,783

104	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	$5,878,200

4,750	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	5,549,852

2,095	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/17	No Opt. Call	AAA	2,159,694

3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	4,003,773

	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008:
1,660	5.000%, 4/01/25 (Pre-refunded 4/01/18)	4/18 at 100.00	AAA	1,782,491
16,905	5.000%, 4/01/25 (Pre-refunded 4/01/18)	4/18 at 100.00	AAA	18,152,420

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	AAA	1,568,580

7,580	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A–	8,995,565

16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	19,284,687

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1	5,153,950
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1	11,635,836

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,790,587
2,900	4.000%, 8/15/19	No Opt. Call	A	3,119,907
3,015	4.000%, 8/15/20	No Opt. Call	A	3,285,566
3,135	4.000%, 8/15/21	No Opt. Call	A	3,458,626

500	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, School Building Series 2007, 5.000%, 2/15/18	2/17 at 100.00	AAA	512,365

1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 – AMBAC Insured	12/17 at 100.00	AA–	1,049,190

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	10,676,000
413,790	Total Texas			472,717,389

	Utah – 0.6%

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,985,464

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23	9/22 at 100.00	A	3,972,796
2,000	5.000%, 9/01/25	9/22 at 100.00	A	2,408,000
2,265	5.000%, 9/01/26	9/22 at 100.00	A	2,715,395

	Utah State, General Obligation Bonds, Series 2009A:
5,000	5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	5,423,350
10,000	5.000%, 7/01/22 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	10,846,700
28,950	Total Utah			32,351,705

NUVEEN	105

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands – 0.1%

$6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	$6,044,520

	Virginia – 0.5%

10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19	No Opt. Call	AAA	11,896,858

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	No Opt. Call	N/R	777,555

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,231,870
1,290	3.125%, 6/15/31	6/26 at 100.00	Baa1	1,334,402
2,000	5.000%, 6/15/32	6/26 at 100.00	Baa1	2,445,960
1,000	5.000%, 6/15/33	6/26 at 100.00	Baa1	1,219,060
195	5.000%, 6/15/34	6/26 at 100.00	Baa1	236,954

6,325	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	7,340,668

3,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	3,798,190
26,965	Total Virginia			30,281,517

	Washington – 1.2%

2,950	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – NPFG Insured	1/17 at 100.00	AA–	3,004,251

1,990	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 (Pre-refunded 1/01/17)	1/17 at 100.00	AA– (4)	2,028,009

1,595	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	1,644,652

9,685	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2016A, 5.000%, 7/01/26	7/21 at 100.00	Aa1	11,492,608

555	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2006, 5.250%, 12/01/25 (Pre-refunded 12/01/16) – AGM Insured	12/16 at 100.00	AA+ (4)	564,096

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+	296,138

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	10/16 at 100.00	Baa2	1,179,042

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	6,802,500

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,435	5.000%, 1/01/26	7/25 at 100.00	A	1,791,138
1,250	5.000%, 1/01/27	7/25 at 100.00	A	1,541,800

106	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
$1,295	5.000%, 11/15/22	No Opt. Call	A+	$1,579,628
2,000	5.000%, 11/15/24	5/24 at 100.00	A+	2,520,000

1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	1,504,230

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,825	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	2,121,781
2,000	6.750%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,355,440

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24	10/19 at 100.00	Baa1	3,614,390

12,015	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%, 1/01/23 (Pre-refunded 1/01/18)	1/18 at 100.00	AA+ (4)	12,766,899

3,330	Washington, General Obligation Bonds, Series 1992B and Series 1992AT-7, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+	3,494,802

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,940,826
58,360	Total Washington			65,242,230

	West Virginia – 0.2%

5,660	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (WI/DD, Settling 8/02/16) (Alternative Minimum Tax)	No Opt. Call	Baa3	5,722,317

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	No Opt. Call	A3	1,222,030

1,645	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A (4)	1,826,740
8,305	Total West Virginia			8,771,087

	Wisconsin – 2.6%

4,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	4,609,845

4,000	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)	5/26 at 100.00	A–	4,132,200

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	Aa3	385,123
460	5.000%, 4/01/22	No Opt. Call	Aa3	555,574

695	Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series 2016, 3.000%, 12/15/35	6/26 at 100.00	A1	704,584

	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
590	5.000%, 12/01/26	11/24 at 100.00	Aa3	730,007
3,855	5.000%, 12/01/27	11/24 at 100.00	Aa3	4,739,722

NUVEEN	107

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
$1,020	5.000%, 7/15/25	7/21 at 100.00	A2	$1,189,912
14,395	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	16,651,128

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	Baa2	2,331,961

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B:
1,400	4.350%, 8/15/19	No Opt. Call	AA	1,550,864
8,670	5.500%, 8/15/29	2/20 at 100.00	AA	9,899,839

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+	2,358,515
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+	2,595,932

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	1,832,250

4,370	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aa3	4,846,155

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	2,159,045

4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	5,129,617

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
815	5.000%, 12/15/23	No Opt. Call	AA–	1,017,927
1,200	5.000%, 12/15/25	12/24 at 100.00	AA–	1,506,708

230	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	N/R (4)	240,141

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
9,000	6.000%, 5/01/27	5/19 at 100.00	AA–	10,287,990
1,920	6.000%, 5/01/33	5/19 at 100.00	AA–	2,185,344
5,235	5.750%, 5/01/33	5/19 at 100.00	AA–	5,918,325
35,170	6.000%, 5/01/36	5/19 at 100.00	AA–	39,978,794

5,800	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24	5/22 at 100.00	AA	7,046,188

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
1,100	5.000%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	1,237,082
3,355	5.000%, 7/01/25 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	3,773,100
4,000	5.000%, 7/01/26 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	4,498,480
126,820	Total Wisconsin			144,092,352

	Wyoming – 0.1%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BBB–	6,233,260
$4,952,732	Total Municipal Bonds (cost $5,157,408,113)			5,498,622,051

108	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$213	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$64,056

57	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	17,036
$270	Total Corporate Bonds (cost $24,234)				81,092

Shares	Description (1), (12)				Value

	INVESTMENT COMPANIES – 0.3%

15,000,000	Eaton Vance Municipal Income Trust				$15,000,450
	Total Investment Companies (cost $15,000,000)				15,000,450
	Total Long-Term Investments (cost $5,172,432,347)				5,517,658,593

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.5%

	MUNICIPAL BONDS – 0.5%

	California – 0.3%

$12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, Variable Rate Demand Obligations, 3.000%, 11/01/25 (Alternative Minimum Tax) (11)		No Opt. Call	A-2	$13,084,645

3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, Variable Rate Demand Obligations, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax) (11)		No Opt. Call	A-2	3,767,957
15,835	Total California				16,852,602

	Florida – 0.1%

5,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Tender Option Bond Floater 2008-2539, Variable Rate Demand Obligations, 0.490%, 1/01/17 (11)		No Opt. Call	VMIG-1	5,000,000

	Idaho – 0.1%

3,955	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Variable Rate Demand Obligations, Refunding Series 2016, 2.750%, 10/01/24 (WI/DD, Settling 8/17/16) (11)		No Opt. Call	Ba1	3,955,000
$24,790	Total Short-Term Investments (cost $24,971,335)				25,807,602
	Total Investments (cost $5,197,403,682) – 99.0%				5,539,511,195
	Other Assets Less Liabilities – 1.0%				57,423,373
	Net Assets – 100%				$5,596,934,568

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	109

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$5,498,622,051	$—	$5,498,622,051
Corporate Bonds	—	—	81,092	81,092
Investment Companies	15,000,450	—	—	15,000,450
Short-Term Investments:
Municipal Bonds	—	25,807,602	—	25,807,602
Total	$15,000,450	$5,524,429,653	$81,092	$5,539,511,195

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2016, the cost of investments was $5,194,386,657.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$348,049,415
Depreciation	(2,924,877)
Net unrealized appreciation (depreciation) of investments	$345,124,538
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional 0.25% effective May 11, 2016.

(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

110	NUVEEN

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.6%

	MUNICIPAL BONDS – 97.9%

	Alabama – 1.7%

$57,115	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 0.000%, 7/01/46	No Opt. Call	Aa3	$64,007,067

6,315	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.650%, 6/01/34 (Mandatory put 3/20/17)	No Opt. Call	A+	6,354,532

11,710	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 1.625%, 7/15/34 (Mandatory put 10/02/18)	No Opt. Call	A1	11,875,814
75,140	Total Alabama			82,237,413

	Alaska – 0.4%

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,972,578
3,565	5.000%, 1/01/26 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	4,291,119

	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1	2,856,612
1,360	5.000%, 4/01/19	No Opt. Call	A1	1,500,420

4,485	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	12/16 at 100.00	Ba1	4,556,805

3,225	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A2	3,701,720
16,970	Total Alaska			18,879,254

	Arizona – 3.4%

3,355	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2015B, 5.000%, 7/01/20	No Opt. Call	AA	3,895,189

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,000	4.000%, 2/01/17	No Opt. Call	BBB+	1,016,060
2,000	5.000%, 2/01/18	No Opt. Call	BBB+	2,125,080

2,980	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	AA–	2,993,559

	Arizona State, Certificates of Participation, Department of Administration Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA	12,043,568
810	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	851,610

7,785	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 (Pre-refunded 3/01/18) – AGM Insured	3/18 at 100.00	AA (4)	8,331,196

	Arizona State, Certificates of Participation, Series 2010A:
4,700	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA	4,736,801
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	12,548,101
2,970	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,362,396

NUVEEN	111

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
$2,480	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	$2,580,663
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	5,558,139
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	109,738

	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014:
4,025	5.000%, 7/01/23	No Opt. Call	AAA	5,056,326
1,500	5.000%, 7/01/24	No Opt. Call	AAA	1,925,625

	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
675	5.000%, 7/01/18	No Opt. Call	AA–	729,101
335	5.000%, 7/01/19	No Opt. Call	AA–	374,832
575	5.000%, 7/01/20	No Opt. Call	AA–	663,004
765	5.000%, 7/01/21	No Opt. Call	AA–	905,546

1,010	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016, 3.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	1,075,256

315	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	AA–	316,194

11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory put 6/01/20)	No Opt. Call	BBB+	11,299,310

1,090	Maricopa County School District 33 Buckeye Elementary, Arizona, General Obligation Bonds, Refunding Series 2016, 3.000%, 7/01/20 – BAM Insured	No Opt. Call	AA	1,173,200

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
500	4.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	546,270
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	642,361
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,782,676
750	4.000%, 7/01/22 – AGC Insured	No Opt. Call	AA	865,537

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	A+	1,496,466

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2016C:
800	2.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	830,376
1,060	2.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,102,994

1,250	Maricopa County Unified School District 90 Saddle Mountain, Arizona, General Obligation Bonds, School Improvement Project 2013, Series 2014, 5.000%, 7/01/18 – MAC Insured	No Opt. Call	AA	1,352,437

3,800	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,949,036

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2	1,600,132
2,225	4.000%, 7/01/21	No Opt. Call	Aa2	2,552,898
2,055	4.000%, 7/01/22	No Opt. Call	Aa2	2,393,869

	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,415	5.000%, 7/01/21	No Opt. Call	AA	2,872,715
4,015	5.000%, 7/01/22	No Opt. Call	AA	4,886,014

3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,544,236

112	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
$5,370	5.000%, 7/01/20	No Opt. Call	Aa2	$6,234,624
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	7,293,422

10	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A3	11,092

	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,285	5.000%, 8/01/22	No Opt. Call	AA–	1,556,212
2,000	5.000%, 8/01/23	No Opt. Call	AA–	2,469,480
2,000	5.000%, 8/01/24	No Opt. Call	AA–	2,515,460

1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA–	1,257,730

19,780	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1	20,748,231

755	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	BBB+	765,230

2,500	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/19	No Opt. Call	AA	2,811,950

840	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	824,292
147,465	Total Arizona			161,576,234

	Arkansas – 0.4%

3,010	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A2	3,039,829

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	3.000%, 7/01/17	No Opt. Call	A+	511,065
500	5.000%, 7/01/19	No Opt. Call	A+	560,685
670	5.000%, 7/01/21	No Opt. Call	A+	796,275

	Pulaski County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
630	4.000%, 7/01/18	No Opt. Call	BBB+	657,833
890	4.000%, 7/01/19	No Opt. Call	BBB+	938,585
995	4.000%, 7/01/20	No Opt. Call	BBB+	1,063,675
1,020	4.000%, 7/01/21	No Opt. Call	BBB+	1,100,498
1,075	4.000%, 7/01/22	No Opt. Call	BBB+	1,167,568
1,180	5.250%, 7/01/27	7/23 at 100.00	BBB+	1,369,614
470	5.250%, 7/01/28	7/23 at 100.00	BBB+	543,593

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A+	608,160
1,740	5.000%, 12/01/23	No Opt. Call	A+	2,153,720
2,000	5.000%, 12/01/24	No Opt. Call	A+	2,509,440

1,265	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/20	No Opt. Call	Aa2	1,479,683
16,445	Total Arkansas			18,500,223

NUVEEN	113

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 3.7%

$1,935	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17 (Mandatory put 10/01/20)	No Opt. Call	AA+	$1,964,992

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,515,880

5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	6,426,898

3,675	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 5.000%, 11/01/17	No Opt. Call	A+	3,881,682

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
235	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	266,643
125	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	141,831

24,250	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	12/16 at 100.00	N/R	24,532,755

750	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A	939,022

	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016:
2,050	5.000%, 5/15/18	No Opt. Call	Baa1	2,205,657
1,000	5.000%, 5/15/19	No Opt. Call	Baa1	1,113,990
1,000	5.000%, 5/15/20	No Opt. Call	Baa1	1,145,170

2,310	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014B, 3.000%, 8/01/21	11/16 at 100.00	AA–	2,322,266

650	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	652,327

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,260	4.000%, 1/01/18	No Opt. Call	BBB–	2,341,292
2,350	5.000%, 1/01/19	No Opt. Call	BBB–	2,519,035
2,470	5.000%, 1/01/20	No Opt. Call	BBB–	2,704,872
2,590	5.000%, 1/01/21	No Opt. Call	BBB–	2,892,227

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
27,890	4.500%, 6/01/27	6/17 at 100.00	B	28,389,510
1,530	5.000%, 6/01/33	6/17 at 100.00	B–	1,541,980

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	580,980

2,740	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	3,376,721

535	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	576,981

13,020	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2014A, 3.000%, 7/01/25 (Mandatory put 10/01/20)	7/20 at 100.00	AAA	14,094,801

114	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
$1,850	5.000%, 9/01/19 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	$1,857,641
2,255	5.000%, 9/01/20 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,264,313

2,640	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,349,025

5,500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	6,011,390

140	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	172,038

22,285	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Senior Lien Series 2016A, 4.000%, 5/15/20	No Opt. Call	AA+	25,025,164

	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A:
2,815	4.000%, 9/01/18	No Opt. Call	AA–	3,015,006
1,095	5.000%, 9/01/19	No Opt. Call	AA–	1,240,536

500	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010, 3.800%, 7/01/17	No Opt. Call	A	511,095

3,500	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Project, Subordinate Refunding Series 2015C, 5.000%, 7/01/24	No Opt. Call	AA–	4,503,765

15,000	University of California, General Revenue Bonds, Series 201AT, 1.400%, 5/15/46 (Mandatory put 5/15/21)	11/20 at 100.00	AA	15,267,600

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
565	4.000%, 7/01/18	No Opt. Call	Baa1	593,589
1,315	5.000%, 7/01/19	No Opt. Call	Baa1	1,451,063
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,339,011
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,333,660
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,172,325
166,535	Total California			178,234,733

	Colorado – 1.1%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	3,074,555

7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	9,025,241

12,320	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory put 11/12/21)	No Opt. Call	A–	14,581,706

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
500	3.000%, 6/01/17	No Opt. Call	A–	508,200
300	3.000%, 6/01/18	No Opt. Call	A–	310,179
500	4.000%, 6/01/19	No Opt. Call	A–	536,195
1,000	4.000%, 6/01/20	No Opt. Call	A–	1,088,440
2,000	5.000%, 6/01/21	No Opt. Call	A–	2,302,440
2,300	5.000%, 6/01/22	No Opt. Call	A–	2,693,070
500	5.000%, 6/01/23	No Opt. Call	A–	593,725

NUVEEN	115

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$670	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	12/16 at 100.00	BBB+	$672,492

	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014:
240	4.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	240,048
275	1.750%, 8/01/17 – AGM Insured	No Opt. Call	AA	278,055
250	2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	259,118

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A	1,704,165

6,560	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/21 – FGIC Insured	11/16 at 100.00	AA–	6,647,248

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
1,000	5.000%, 9/01/19	No Opt. Call	A3	1,125,370
1,175	5.000%, 9/01/20	No Opt. Call	A3	1,357,877

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	4,694,895

265	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	269,571

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,000	5.000%, 12/01/17	No Opt. Call	N/R	1,040,090
1,000	5.000%, 12/01/18	No Opt. Call	N/R	1,063,480
47,850	Total Colorado			54,066,160

	Connecticut – 2.0%

4,030	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	4,047,893

1,230	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, 0.800%, 7/01/48 (Mandatory put 7/26/17)	No Opt. Call	AAA	1,232,337

14,770	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 1.375%, 7/01/35 (Mandatory put 7/11/18)	No Opt. Call	AAA	14,982,393

15,860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.000%, 7/01/42 (Mandatory put 7/01/19)	No Opt. Call	AAA	15,923,916

21,210	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	21,300,779

18,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	18,177,468

220	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17 (ETM)	No Opt. Call	N/R (4)	224,774

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/20	No Opt. Call	AA	5,839,750

835	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/17 at 100.00	A–	840,511

116	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B:
$1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	$2,091,525
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,305,660

775	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA–	947,166

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	3.000%, 12/15/19	No Opt. Call	AA	374,549
525	5.000%, 12/15/21	No Opt. Call	AA	628,341

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,500	5.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	2,500,625
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,481,569
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,345,060
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,184,460
94,415	Total Connecticut			97,428,776

	Delaware – 0.5%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,810	5.000%, 7/01/18	No Opt. Call	BBB	1,910,980
1,905	5.000%, 7/01/19	No Opt. Call	BBB	2,061,039
2,000	5.000%, 7/01/20	No Opt. Call	BBB	2,210,480
275	5.000%, 7/01/21	No Opt. Call	BBB	309,158

	New Castle County, Delaware, General Obligation Bonds, Series 2015:
6,465	5.000%, 10/01/19	No Opt. Call	AAA	7,360,726
7,470	5.000%, 10/01/20	No Opt. Call	AAA	8,783,301
19,925	Total Delaware			22,635,684

	District of Columbia – 0.8%

	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2016A:
22,090	5.000%, 7/01/18	No Opt. Call	AA–	23,935,840
3,000	4.000%, 7/01/19	7/18 at 100.00	AA–	3,188,670

1,115	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D, 5.000%, 12/01/17	No Opt. Call	AAA	1,182,145

10,025	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C, 5.250%, 4/01/34 (Mandatory put 4/01/23)	11/18 at 100.00	A	10,930,759
36,230	Total District of Columbia			39,237,414

	Florida – 4.7%

	Broward County School Board, Florida, Certificates of Participation, Series 2015A:
2,500	5.000%, 7/01/19	No Opt. Call	Aa3	2,801,900
4,000	5.000%, 7/01/20	No Opt. Call	Aa3	4,617,200

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	6,212,900
5,000	5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	6,298,950
2,295	5.000%, 10/01/26 (Alternative Minimum Tax)	10/25 at 100.00	A+	2,848,118
4,100	5.000%, 10/01/27 (Alternative Minimum Tax)	10/25 at 100.00	A+	5,087,157

NUVEEN	117

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
$3,250	5.000%, 6/01/18	12/17 at 100.00	AA–	$3,430,277
5,015	5.000%, 6/01/20	12/19 at 100.00	AA–	5,677,030
18,050	5.000%, 6/01/22	12/21 at 100.00	AA–	21,498,272
3,775	5.000%, 6/01/25	12/24 at 100.00	AA–	4,726,640

4,120	Citizens Property Insurance Corporation, Florida, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	4,227,491

2,880	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1, 5.500%, 6/01/17	No Opt. Call	A+	2,998,512

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
3,840	5.000%, 6/01/18	No Opt. Call	AA–	4,138,560
200	5.000%, 6/01/19	No Opt. Call	AA–	223,220

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
665	5.250%, 6/01/17	No Opt. Call	A+	690,975
150	4.250%, 6/01/17	No Opt. Call	A+	154,605
580	4.250%, 6/01/17 – AGM Insured	No Opt. Call	AA	597,957

7,605	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/17	No Opt. Call	AA–	7,886,157

6,600	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company Project, Refunding Series 2003, 0.000%, 6/01/23	No Opt. Call	A2	6,623,496

1,690	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	1,739,551

	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,480	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	4,663,949
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–	6,906,643

5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	A+	6,824,269

2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	3,081,366

1,300	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/17	No Opt. Call	AAA	1,354,366

1,500	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/18 – AMBAC Insured	No Opt. Call	AA+	1,506,075

7,220	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Refunding Series 2016A, 5.000%, 7/01/19	No Opt. Call	Aa2	8,129,864

2,200	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,552,330

2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	AA+	2,946,827

1,540	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 (Pre-refunded 6/01/17) – AMBAC Insured	6/17 at 100.00	A2 (4)	1,597,858

118	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	$376,130

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
3,000	5.000%, 7/01/20	No Opt. Call	A	3,462,900
2,265	5.000%, 7/01/21	No Opt. Call	A	2,681,126
1,750	5.000%, 7/01/22	No Opt. Call	A	2,115,732
4,000	5.000%, 7/01/23	No Opt. Call	A	4,921,680

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	A–	3,972,377
4,000	3.750%, 12/01/18	No Opt. Call	A–	4,265,640

2,740	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	A	3,122,888

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,640	4.000%, 4/01/17	No Opt. Call	AA–	1,677,622
1,705	5.000%, 4/01/18	No Opt. Call	AA–	1,826,515
1,790	5.000%, 4/01/19	No Opt. Call	AA–	1,989,621
1,880	5.000%, 4/01/20	No Opt. Call	AA–	2,154,480

3,615	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA	3,816,970

1,145	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.125%, 10/01/16	No Opt. Call	BBB	1,152,797

12,035	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A	13,161,837

1,755	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A (4)	1,919,514

5,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	5,950,700

2,050	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	Aaa	2,085,137

	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	A+	633,138
500	5.000%, 9/01/22	No Opt. Call	A+	601,140
500	5.000%, 9/01/23	No Opt. Call	A+	612,740

2,275	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–	2,444,419

3,060	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/19	No Opt. Call	AA	3,414,011

	South Florida Water Management District, Certificates of Participation, Series 2015:
2,840	5.000%, 10/01/18	No Opt. Call	AA	3,114,770
1,605	5.000%, 10/01/19	No Opt. Call	AA	1,822,205

5,730	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	7,402,702

NUVEEN	119

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
$550	4.000%, 9/01/17	No Opt. Call	A+	$569,102
1,045	5.000%, 9/01/18	No Opt. Call	A+	1,133,909
3,475	5.000%, 9/01/19	No Opt. Call	A+	3,904,232
865	5.000%, 9/01/20	No Opt. Call	A+	996,878
765	5.000%, 9/01/21	No Opt. Call	A+	900,887

545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A–	632,489

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (5)	5/17 at 100.00	N/R	89,170

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)	5/19 at 100.00	N/R	206,315

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	51,820

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (6)	11/16 at 100.00	N/R	2

60	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	60,135

460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	5/18 at 100.00	N/R	288,719

280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	5/18 at 100.00	N/R	149,002

305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	5/18 at 100.00	N/R	3

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA	3,131,179
200,890	Total Florida			224,855,148

	Georgia – 2.7%

2,645	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Subordinate Lien Series 2010B, 5.000%, 1/01/19	No Opt. Call	Aa3	2,922,408

2,780	Buford, Georgia, General Obligation Bonds, Series 2015, 4.000%, 1/01/19	No Opt. Call	Aa2	2,993,671

15,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory put 6/18/21)	No Opt. Call	A+	15,196,050

8,910	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A+	8,979,231

17,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Second Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A+	17,140,590

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.200%, 10/01/32 (Mandatory put 4/02/19)	No Opt. Call	A+	3,089,550

120	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 1.875%, 4/01/33 (Mandatory put 10/01/19)	No Opt. Call	A–	$3,075,090

1,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,838,100

8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 0.000%, 7/01/22	No Opt. Call	A+	8,353,840

90	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	AA–	94,088

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA	2,268,895

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA	12,801,246

70	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa1	75,043

2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Scherer Plant, Series 2009-2, 0.000%, 10/01/48	No Opt. Call	A+	2,088,460

7,630	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+	8,130,528

	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U:
3,835	5.000%, 10/01/18	No Opt. Call	AA–	4,192,038
2,905	5.000%, 10/01/19	No Opt. Call	AA–	3,287,850

	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio IV Project, Series 2016A:
10,000	5.000%, 10/01/19	No Opt. Call	AA–	11,317,900
3,600	5.000%, 10/01/20	No Opt. Call	AA–	4,194,144
3,000	5.000%, 10/01/21	No Opt. Call	AA–	3,580,770
4,405	5.000%, 10/01/22	No Opt. Call	AA–	5,366,391

5,240	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Agnes Scott College, Refunding Series 2015B, 2.500%, 6/01/30 (Mandatory put 6/01/19)	3/19 at 100.00	AA–	5,404,746

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2	523,425
580	5.000%, 10/01/20	No Opt. Call	Baa2	666,095
119,235	Total Georgia			127,580,149

	Hawaii – 0.9%

	Hawaii County, Hawaii, General Obligation Bonds, Series 2016C:
750	5.000%, 9/01/18	No Opt. Call	Aa2	818,610
2,850	5.000%, 9/01/20	No Opt. Call	Aa2	3,328,458

	Hawaii County, Hawaii, General Obligation Bonds, Series 2016D:
2,280	5.000%, 9/01/19	No Opt. Call	Aa2	2,581,279
1,650	5.000%, 9/01/20	No Opt. Call	Aa2	1,927,002

6,415	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA	7,070,805

NUVEEN	121

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA	$9,734,864

10,070	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21	No Opt. Call	AA	12,068,089

2,600	Hawaii State, General Obligation Bonds, Series 2016FE, 5.000%, 10/01/20	No Opt. Call	AA	3,043,664

2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,759,675
37,055	Total Hawaii			43,332,446

	Illinois – 10.4%

	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
600	3.000%, 2/01/18 – AGM Insured	No Opt. Call	AA	617,934
250	4.000%, 2/01/19 – AGM Insured	No Opt. Call	AA	267,793
250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	273,265
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	277,608
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	651,444
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,572,600
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,780,804

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,350,658

425	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	427,291

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
300	1.000%, 3/01/17 – BAM Insured	No Opt. Call	AA	300,258
300	1.200%, 3/01/18 – BAM Insured	No Opt. Call	AA	300,708
320	1.500%, 3/01/19 – BAM Insured	No Opt. Call	AA	321,638
395	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	397,568
240	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	241,560
485	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	488,468
300	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	301,617

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA–	1,356,935

5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	5,787,800

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B:
2,755	5.000%, 1/01/20	No Opt. Call	A	3,129,818
1,600	5.000%, 1/01/21	No Opt. Call	A	1,868,608

4,020	Chicago, Illinois, General Obligation Bonds, Modern Schools Arcoss Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	12/16 at 100.00	BBB+	4,076,843

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,655	5.000%, 1/01/26	1/19 at 100.00	BBB+	1,683,234
2,395	5.000%, 1/01/27	No Opt. Call	BBB+	2,435,859

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,230	5.000%, 1/01/23	No Opt. Call	A	6,572,339
7,195	5.000%, 1/01/24	No Opt. Call	BBB+	7,596,121
4,190	5.000%, 1/01/25	No Opt. Call	BBB+	4,410,394
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	1,922,892

122	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	AA	$2,277,580

	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,000	5.000%, 12/01/23 – BAM Insured	No Opt. Call	BBB+	1,208,910
1,800	5.000%, 12/01/25 – BAM Insured	12/24 at 100.00	AA	2,192,094

7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA–	7,556,693

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA–	5,412,340

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA–	3,597,803

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA–	3,952,276
3,000	5.000%, 11/15/33	11/22 at 100.00	AA–	3,376,500

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
1,800	5.000%, 11/15/18	No Opt. Call	AA–	1,955,268
2,940	5.000%, 11/15/19	No Opt. Call	AA–	3,280,805

262	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA	265,003

10,645	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2013A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	10,886,429

1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A1	1,199,969

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.650%, 7/01/25 (Mandatory put 2/01/19)	No Opt. Call	AA+	10,166,100

13,220	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B2, 1.100%, 7/01/36 (Mandatory put 2/15/18)	No Opt. Call	AA+	13,285,175

19,375	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)	No Opt. Call	Aa3	19,893,862

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	No Opt. Call	A	11,353,223

1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA	1,159,480

1,315	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.000%, 1/01/20 (Pre-refunded 4/14/18) – AGM Insured	4/18 at 100.00	A2 (4)	1,413,467

950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21	2/20 at 100.00	A2	1,076,141

10,000	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory put 4/29/22)	No Opt. Call	AA+	10,433,600

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
1,090	5.000%, 9/01/18	No Opt. Call	BBB	1,164,305
905	5.000%, 9/01/19	No Opt. Call	BBB	991,183
8,665	5.000%, 9/01/27	9/22 at 100.00	BBB	9,828,016

NUVEEN	123

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$325	5.000%, 9/01/19	No Opt. Call	BBB	$357,598
770	5.000%, 9/01/20	No Opt. Call	BBB	868,806
350	5.000%, 9/01/21	No Opt. Call	BBB	403,329
625	5.000%, 9/01/22	No Opt. Call	BBB	733,862
620	5.000%, 9/01/23	No Opt. Call	BBB	738,811
2,240	5.000%, 9/01/24	No Opt. Call	BBB	2,709,437
865	5.000%, 9/01/25	9/24 at 100.00	BBB	1,037,057

2,055	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	2,257,315

	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,500	5.000%, 12/01/21	No Opt. Call	A3	2,958,775
2,755	5.000%, 12/01/22	No Opt. Call	A3	3,323,136

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
805	5.000%, 7/01/21	No Opt. Call	AA	944,676
1,000	5.000%, 7/01/23	No Opt. Call	A+	1,217,200
890	5.000%, 7/01/24	No Opt. Call	A+	1,102,363

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A:
1,580	5.000%, 7/01/17	No Opt. Call	A+	1,641,446
1,175	5.000%, 7/01/18	No Opt. Call	A+	1,267,766

15,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.250%, 11/15/22 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	15,907,500

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,665	5.000%, 11/15/20	No Opt. Call	A	1,925,439
1,100	5.000%, 11/15/21	No Opt. Call	A	1,302,928

1,200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.000%, 5/15/17	No Opt. Call	AA–	1,240,512

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
4,145	5.000%, 2/15/20 (WI/DD, Settling 8/16/16)	No Opt. Call	BBB	4,575,956
5,485	5.000%, 2/15/21 (WI/DD, Settling 8/16/16)	No Opt. Call	BBB	6,172,709
4,840	5.000%, 2/15/22 (WI/DD, Settling 8/16/16)	No Opt. Call	BBB	5,529,022
4,000	5.000%, 2/15/23 (WI/DD, Settling 8/16/16)	No Opt. Call	BBB	4,623,560

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A:
1,185	5.000%, 11/15/17	No Opt. Call	A+	1,248,480
1,000	5.000%, 11/15/18	No Opt. Call	A+	1,092,710
1,115	5.000%, 11/15/20	No Opt. Call	A+	1,296,511

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
1,000	5.000%, 8/15/16 – AGC Insured (ETM)	No Opt. Call	A3 (4)	1,002,000
875	5.000%, 8/15/18 (ETM)	No Opt. Call	AA (4)	952,551
405	5.250%, 8/15/19 (ETM)	No Opt. Call	AA (4)	459,922

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,035	5.000%, 10/01/19	No Opt. Call	AA+	1,172,096
2,110	5.000%, 10/01/20	No Opt. Call	AA+	2,459,669

124	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	$5,828,600

2,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	2,526,390

	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 2/01/18	No Opt. Call	A1	3,190,740
3,000	5.000%, 2/01/19	No Opt. Call	A1	3,306,660
4,025	5.000%, 2/01/20	No Opt. Call	A1	4,575,258
10,820	5.000%, 2/01/21	No Opt. Call	A1	12,632,566
5,000	5.000%, 2/01/22	No Opt. Call	A1	5,967,550
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,254,186

2,555	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B, 5.000%, 6/15/18	12/16 at 100.00	AA+	2,596,902

	Illinois State, General Obligation Bonds, February Series 2014:
655	5.000%, 2/01/19	No Opt. Call	BBB+	704,636
1,350	5.000%, 2/01/20	No Opt. Call	BBB+	1,478,020
3,500	5.000%, 2/01/21	No Opt. Call	BBB+	3,869,565
4,175	5.000%, 2/01/22	No Opt. Call	BBB+	4,668,443

1,145	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	BBB+	1,261,882

	Illinois State, General Obligation Bonds, Refunding Series 2010:
5,055	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA	5,143,614
560	5.000%, 1/01/17	No Opt. Call	BBB+	569,094
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	5,266,928
22,045	5.000%, 1/01/18	No Opt. Call	BBB+	23,136,007
6,745	5.000%, 1/01/24	1/20 at 100.00	BBB+	7,203,120

	Illinois State, General Obligation Bonds, Refunding Series 2012:
5,000	5.000%, 8/01/16	No Opt. Call	BBB+	5,001,150
5,170	5.000%, 8/01/19	No Opt. Call	BBB+	5,612,862
4,055	5.000%, 8/01/20	No Opt. Call	BBB+	4,460,459

6,975	Illinois State, General Obligation Bonds, Series 2003A, 5.000%, 10/01/19	10/16 at 100.00	BBB+	7,006,736

560	Illinois State, General Obligation Bonds, Series 2003, 5.000%, 6/01/19 – NPFG Insured	12/16 at 100.00	AA–	561,960

10	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	9/16 at 100.00	BBB+	10,032

2,000	Illinois State, General Obligation Bonds, Series 2005, 5.000%, 9/01/16 – AGM Insured	No Opt. Call	AA	2,007,600

	Illinois State, General Obligation Bonds, Series 2006A:
1,130	5.000%, 6/01/17	No Opt. Call	BBB+	1,165,267
6,400	5.000%, 6/01/23	12/16 at 100.00	BBB+	6,429,440

	Illinois State, General Obligation Bonds, Series 2006:
1,005	5.000%, 1/01/17	No Opt. Call	BBB+	1,009,573
2,550	5.000%, 1/01/19 – NPFG Insured	1/17 at 100.00	AA–	2,570,680

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA	1,029,310

	Illinois State, General Obligation Bonds, Series 2013:
1,500	5.000%, 7/01/17	No Opt. Call	BBB+	1,551,120
3,740	5.000%, 7/01/21	No Opt. Call	BBB+	4,163,106
2,520	5.500%, 7/01/25	7/23 at 100.00	BBB+	2,895,808

NUVEEN	125

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
$4,395	5.000%, 6/15/18	No Opt. Call	AAA	$4,746,292
6,200	5.000%, 6/15/19	No Opt. Call	AAA	6,928,686

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,570	5.000%, 12/01/20	No Opt. Call	AA–	1,835,126
1,690	5.000%, 12/01/21	No Opt. Call	AA–	2,024,164
1,805	5.000%, 12/01/22	No Opt. Call	AA–	2,205,241

11,665	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	14,522,458

	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation Bonds, Refunding Series 2015C:
1,000	4.000%, 1/01/18	No Opt. Call	AA–	1,046,760
1,250	5.000%, 1/01/19	No Opt. Call	AA–	1,376,000

695	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A, 0.887%, 12/15/16	No Opt. Call	AAA	694,778

1,900	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA	1,456,521

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,605	5.000%, 6/01/17	No Opt. Call	A	7,871,783
5,425	5.000%, 6/01/18	No Opt. Call	A	5,824,009
10,105	5.000%, 6/01/19	No Opt. Call	A	11,223,421
5,215	5.250%, 6/01/20	No Opt. Call	A	6,008,879
20	5.250%, 6/01/21	No Opt. Call	A	23,652

4,290	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	4,882,020

4,295	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	4,810,958

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,635	5.000%, 3/01/19	No Opt. Call	A	2,907,275
2,270	5.000%, 3/01/20	No Opt. Call	A	2,578,402
1,565	5.000%, 3/01/21	No Opt. Call	A	1,822,396
2,515	5.000%, 3/01/22	No Opt. Call	A	2,992,699

2,365	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,585,820

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
1,090	5.750%, 6/01/26	6/18 at 100.00	AA	1,183,206
1,035	5.750%, 6/01/27	6/18 at 100.00	AA	1,122,706

126	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
$1,435	0.000%, 2/01/21	No Opt. Call	AA–	$1,320,631
6,200	0.000%, 2/01/22	No Opt. Call	AA–	5,555,014
6,655	0.000%, 2/01/23	No Opt. Call	AA–	5,787,521
462,067	Total Illinois			498,853,103

	Indiana – 5.3%

	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016:
700	4.000%, 7/15/18	No Opt. Call	AA+	745,570
750	5.000%, 1/15/19	No Opt. Call	AA+	829,103
1,215	5.000%, 7/15/19	No Opt. Call	AA+	1,368,139
1,000	5.000%, 1/15/20	No Opt. Call	AA+	1,144,340
800	5.000%, 7/15/20	No Opt. Call	AA+	929,336

	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
1,035	5.000%, 1/15/17	No Opt. Call	AA+	1,055,948
1,190	5.000%, 1/15/18	No Opt. Call	AA+	1,263,292
1,250	5.000%, 7/15/18	No Opt. Call	AA+	1,352,150
2,250	5.000%, 1/15/19	No Opt. Call	AA+	2,476,170
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,271,140
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,152,210

	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
1,515	3.000%, 1/15/18	No Opt. Call	AA+	1,563,692
1,655	4.000%, 7/15/19	No Opt. Call	AA+	1,804,380
1,890	3.000%, 1/15/20	No Opt. Call	AA+	2,019,295
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,716,838
555	4.000%, 1/15/21	No Opt. Call	AA+	623,964
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,628,362

1,800	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc. Project, Series 2001, 1.750%, 10/01/31 (Mandatory put 10/01/18) (Alternative Minimum Tax)	No Opt. Call	A–	1,825,614

505	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B–	498,011

6,800	Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013D, 1.950%, 3/01/24 (Mandatory put 9/14/17)	No Opt. Call	Aa3	6,893,636

	Indiana Finance Authority, Highway Revenue Bonds, Refunding Series 2016C:
10,170	5.000%, 12/01/20 (WI/DD, Settling 9/02/16)	No Opt. Call	AA+	11,932,969
4,990	5.000%, 12/01/21 (WI/DD, Settling 9/02/16)	No Opt. Call	AA+	6,017,241

	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A:
500	5.000%, 8/15/16	No Opt. Call	AA–	501,020
635	5.000%, 8/15/18	No Opt. Call	AA–	690,632

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,495	5.000%, 3/01/19	No Opt. Call	BBB–	1,596,451
2,115	5.000%, 3/01/20	No Opt. Call	BBB–	2,311,737

NUVEEN	127

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
$1,025	4.000%, 10/01/20	No Opt. Call	BBB+	$1,134,378
435	4.000%, 10/01/21	No Opt. Call	BBB+	489,262
130	5.000%, 10/01/23	No Opt. Call	BBB+	158,211

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
865	5.000%, 5/01/19	No Opt. Call	A+	962,174
765	5.000%, 5/01/20	No Opt. Call	A+	878,266
2,000	5.000%, 5/01/21	No Opt. Call	A+	2,362,280

12,310	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB+	12,525,548

2,260	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	2,679,818

12,020	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011C, 3.000%, 10/01/16	No Opt. Call	AA–	12,070,364

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
750	4.000%, 10/01/16	No Opt. Call	AA	754,583
370	5.000%, 10/01/17	No Opt. Call	AA	389,007
410	5.000%, 10/01/18	No Opt. Call	AA	447,888
350	5.000%, 10/01/19	No Opt. Call	AA	395,654
775	5.000%, 10/01/20	No Opt. Call	AA	902,216

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
1,400	5.000%, 10/01/18	No Opt. Call	AA	1,529,374
1,400	5.000%, 10/01/19	No Opt. Call	AA	1,582,616
680	5.000%, 10/01/20	No Opt. Call	AA	791,622
550	5.000%, 10/01/23	No Opt. Call	AA	681,796
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,262,080
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,250,216
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,542,659
800	5.000%, 10/01/27	10/24 at 100.00	AA	990,120

11,170	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	AA+	11,272,764

4,030	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10, 1.500%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA	4,070,784

4,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4, 0.000%, 10/01/27	No Opt. Call	AA+	4,040,480

5,220	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2012A-2, 1.600%, 11/15/36 (Mandatory put 2/01/17)	No Opt. Call	AA+	5,243,960

25	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2012A-2, 1.600%, 11/15/36 (Pre-refunded 2/01/17)	2/17 at 100.00	N/R (4)	25,132

260	Indiana State University Board of Trustees, Indiana State University, Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA–	296,969

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	1,838,184
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	4,220,401

128	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	$10,019,200

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
275	3.000%, 10/01/16	No Opt. Call	A	276,152
250	4.000%, 10/01/17	No Opt. Call	A	259,433
300	4.000%, 10/01/18	No Opt. Call	A	319,923
285	5.000%, 10/01/19	No Opt. Call	A	320,742
350	5.000%, 10/01/20	No Opt. Call	A	404,268
450	5.000%, 10/01/21	No Opt. Call	A	531,526
450	5.000%, 10/01/22	No Opt. Call	A	541,773
600	5.000%, 10/01/23	No Opt. Call	A	733,716
420	5.000%, 10/01/24	No Opt. Call	A	521,611
505	5.000%, 10/01/25	10/24 at 100.00	A	630,876
745	5.000%, 10/01/26	10/24 at 100.00	A	926,840

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	4,130,266

11,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	BBB+	11,786,534

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
880	4.000%, 4/01/17	No Opt. Call	Baa2	894,590
400	4.000%, 4/01/18	No Opt. Call	Baa2	416,008
550	3.000%, 4/01/19	No Opt. Call	Baa2	569,767

915	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.000%, 8/01/16	No Opt. Call	N/R	915,082

11,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	11,857,305

1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,185,900

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
250	4.000%, 2/01/18	No Opt. Call	A	261,583
520	4.000%, 2/01/19	No Opt. Call	A	558,818
770	5.000%, 2/01/20	No Opt. Call	A	870,993
640	5.000%, 2/01/21	No Opt. Call	A	742,938
1,595	4.000%, 2/01/24	No Opt. Call	A	1,842,018

7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	7,733,025

32,285	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)	No Opt. Call	A2	32,712,776

10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A2	11,841,000

10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23)	No Opt. Call	A2	12,276,982

NUVEEN	129

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B:
$2,020	3.000%, 7/15/19	No Opt. Call	AA–	$2,157,522
1,215	4.000%, 1/15/20	No Opt. Call	AA–	1,346,742
235,275	Total Indiana			254,585,955

	Iowa – 0.9%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,150	4.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	1,199,588
1,330	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	1,455,978
1,380	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	1,553,314
1,245	5.000%, 1/01/22 – AGM Insured	1/21 at 100.00	AA	1,445,818

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
10,330	5.000%, 12/01/19	No Opt. Call	B+	10,745,059
6,270	5.500%, 12/01/22	12/18 at 100.00	B+	6,525,879

	Iowa State, Special Obligation Bonds, I-Jobs Program, Refunding Series 2016A:
5,185	5.000%, 6/01/19	No Opt. Call	AA	5,812,644
7,500	5.000%, 6/01/20	No Opt. Call	AA	8,680,200

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,985	5.000%, 6/01/17 (ETM)	No Opt. Call	AA (4)	2,059,934
3,290	5.000%, 6/01/18 (ETM)	No Opt. Call	AA (4)	3,556,951
39,665	Total Iowa			43,035,365

	Kansas – 0.3%

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
165	5.000%, 1/01/20	No Opt. Call	AA–	187,986
195	5.000%, 1/01/23	1/20 at 100.00	AA–	221,953

1,080	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	1,235,380

1,280	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (4)	1,464,154

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	AA–	2,456,097
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	AA–	3,220,181

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
610	4.000%, 9/01/18	No Opt. Call	A+	650,614
2,000	5.000%, 9/01/20	No Opt. Call	A+	2,319,980

30	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	22,921
10,550	Total Kansas			11,779,266

130	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky – 2.1%

$6,075	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 0.000%, 5/01/39	No Opt. Call	A–	$6,413,924

9,260	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	9,600,861

6,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/19	No Opt. Call	Aa3	6,776,340

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3	4,035,937

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA	15,869,497

	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
2,915	5.000%, 12/01/23	6/22 at 100.00	A–	3,433,549
2,970	5.000%, 12/01/24	6/22 at 100.00	A–	3,481,998

3,580	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A	3,602,733

13,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	13,565,880

15,410	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	15,485,201

2,015	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	2,074,704

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
1,025	5.000%, 3/01/18	No Opt. Call	A3	1,084,358
2,670	5.250%, 3/01/19	No Opt. Call	A3	2,928,643
1,135	6.000%, 3/01/20	No Opt. Call	A3	1,309,064
1,095	6.000%, 3/01/21	No Opt. Call	A3	1,300,499

3,090	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	3,105,079

3,250	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 1.050%, 9/01/26 (Mandatory put 3/01/18)	No Opt. Call	A1	3,259,360

3,845	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	4,521,643
96,910	Total Kentucky			101,849,270

	Louisiana – 4.9%

1,000	Bossier City, Louisiana, Utility Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/20	No Opt. Call	AA–	1,124,240

14,025	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	BBB	14,170,579

NUVEEN	131

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA–	$2,586,169

9,600	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Variable Rate Demand Obligation Series 2011A, 0.866%, 2/01/46 (Mandatory put 8/01/18)	2/18 at 100.00	AA	9,523,008

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014:
2,500	5.000%, 7/15/19	No Opt. Call	A1	2,800,875
2,070	5.000%, 7/15/20	No Opt. Call	A1	2,387,828

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
3,000	5.000%, 6/01/17	No Opt. Call	A1	3,107,070
1,745	5.000%, 6/01/18	No Opt. Call	A1	1,877,672
2,325	5.000%, 6/01/19	No Opt. Call	A1	2,590,399
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,399,843
2,000	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,363,100
1,800	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,172,654

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
36,985	5.000%, 6/01/23	No Opt. Call	A	45,267,791
16,500	5.000%, 6/01/24	No Opt. Call	A	20,524,515

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015:
1,545	5.000%, 8/01/19	No Opt. Call	AA	1,732,486
2,235	5.000%, 8/01/24	No Opt. Call	AA	2,794,957

660	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	726,139

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,700	6.500%, 12/15/15 (6)	No Opt. Call	N/R	1,735,695
435	6.000%, 12/15/37 (6)	12/16 at 100.00	N/R	238,785

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014:
1,775	5.000%, 6/01/19	No Opt. Call	A1	1,980,456
5,015	5.000%, 6/01/20	No Opt. Call	A1	5,758,323

30	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	A–	30,910

	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014:
585	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	688,914
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	694,214
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,754,635
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,928,894

132	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
$585	5.000%, 7/01/18	No Opt. Call	A	$632,356
1,600	5.000%, 7/01/19	No Opt. Call	A	1,790,736
1,100	5.000%, 7/01/20	No Opt. Call	A	1,267,893
7,245	5.000%, 7/01/26	7/23 at 100.00	A	8,716,170

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
20	5.000%, 5/01/19	No Opt. Call	AA	22,364
2,580	5.000%, 5/01/20	No Opt. Call	AA	2,980,777
3,635	5.000%, 5/01/21	No Opt. Call	AA	4,324,160

7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA	8,431,430

11,430	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa3	12,843,662

895	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19 (ETM)	No Opt. Call	N/R (4)	1,010,303

6,000	Louisiana State, General Obligation Bonds, Series 2014A, 5.000%, 2/01/20	No Opt. Call	AA	6,832,800

6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA	7,624,833

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	A+	3,230,999
2,500	5.000%, 12/01/20	No Opt. Call	A+	2,896,975
3,600	5.000%, 12/01/21	No Opt. Call	A+	4,248,432

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
750	4.000%, 12/01/17	No Opt. Call	A+	782,183
875	4.000%, 12/01/18	No Opt. Call	A+	938,578
1,000	4.000%, 12/01/19	No Opt. Call	A+	1,098,430
1,500	5.000%, 12/01/20	No Opt. Call	A+	1,738,185
1,500	5.000%, 12/01/21	No Opt. Call	A+	1,770,180

7,130	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	8,092,835

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,850	5.000%, 6/01/17	No Opt. Call	A	1,916,027
1,000	5.000%, 6/01/18	No Opt. Call	A	1,076,030

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,000	5.000%, 6/01/24	No Opt. Call	A	1,230,080
500	5.000%, 6/01/26	6/25 at 100.00	A	619,175

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A–	1,241,141

40	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	9/16 at 100.00	AA	40,152

4,700	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,242,380

2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A+	2,723,798

	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,989,414
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,982,786

1,930	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.000%, 5/15/25	11/16 at 100.00	A	1,935,057
204,210	Total Louisiana			234,230,472

NUVEEN	133

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine – 0.0%

$615	Augusta, Maine, General Obligation Bonds, Refunding Series 2015A, 5.000%, 12/01/18	No Opt. Call	AA	$677,269

	Maryland – 2.4%

2,800	Baltimore County, Maryland, General Obligation Bonds, Metropolitan District 77th Issue, Series 2014, 5.000%, 8/01/18	No Opt. Call	AAA	3,050,824

6,240	Baltimore County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	6,798,979

1,880	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Series 2003, 5.000%, 6/01/18	No Opt. Call	AAA	2,034,837

5,000	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory put 6/01/20)	No Opt. Call	BBB	5,125,300

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
815	4.000%, 6/01/18 – AGM Insured	No Opt. Call	AA	863,998
675	4.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	735,271
640	4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	712,678
725	4.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	823,680

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	BBB	636,514
1,000	5.000%, 7/01/22	No Opt. Call	BBB	1,197,000
250	5.000%, 7/01/23	No Opt. Call	BBB	302,662
500	5.000%, 7/01/24	No Opt. Call	BBB	613,085

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014:
6,190	5.000%, 7/01/18	No Opt. Call	BBB	6,691,699
4,000	5.000%, 7/01/19	No Opt. Call	BBB	4,479,920

3,590	Maryland State Economic Development Corporation, Private Activity Revenue Bonds, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (Alternative Minimum Tax)	11/21 at 100.00	BBB+	4,216,922

5,155	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2008, 5.000%, 7/15/18	No Opt. Call	AAA	5,606,887

14,530	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	15,356,612

	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2:
6,835	5.000%, 8/01/19	No Opt. Call	AAA	7,734,144
27,740	5.000%, 8/01/20	No Opt. Call	AAA	32,433,331

10,045	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2014A, 5.000%, 11/01/18	No Opt. Call	AAA	11,052,714

5,010	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2011A, 5.000%, 7/01/19	No Opt. Call	AAA	5,652,282
104,160	Total Maryland			116,119,339

134	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 1.1%

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
$595	5.000%, 7/01/19	No Opt. Call	BBB–	$643,736
375	5.000%, 7/01/20	No Opt. Call	BBB–	412,688
555	5.000%, 7/01/21	No Opt. Call	BBB–	618,742
690	5.000%, 7/01/22	No Opt. Call	BBB–	778,727
625	5.000%, 7/01/23	No Opt. Call	BBB–	713,300
735	5.000%, 7/01/24	No Opt. Call	BBB–	847,470
795	5.000%, 7/01/25	7/24 at 100.00	BBB–	913,622

1,025	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Refunding Series 2009A, 5.000%, 11/15/18	No Opt. Call	AAA	1,129,530

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C:
1,815	5.000%, 7/01/18	No Opt. Call	BBB–	1,941,161
1,000	5.000%, 7/01/19	No Opt. Call	BBB–	1,102,870
1,000	5.000%, 7/01/20	No Opt. Call	BBB–	1,133,440

4,000	Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A, 1.150%, 11/01/30 (Mandatory put 4/01/19)	No Opt. Call	Aa2	4,029,320

12,900	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+	13,719,666

3,200	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/19	No Opt. Call	AA+	3,605,248

14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AA+	17,518,480

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/17	No Opt. Call	AA+	2,508,451
2,420	4.000%, 8/15/18	No Opt. Call	AA+	2,589,110
48,150	Total Massachusetts			54,205,561

	Michigan – 1.8%

1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,660,530

1,780	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2012, 4.000%, 5/01/18	No Opt. Call	AA–	1,880,481

	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,100	5.000%, 7/01/20	No Opt. Call	A	1,264,692
1,100	5.000%, 7/01/21	No Opt. Call	A	1,298,627

4,575	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 0.000%, 11/15/46	No Opt. Call	AA+	4,602,358

8,790	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/21	7/18 at 100.00	AAA	9,516,581

3,195	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+	3,376,732

10,010	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,061,952

NUVEEN	135

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$18,555	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	$18,932,780

1,440	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA	1,468,872

6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,853,276

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1 (4)	1,817,630

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa1	1,193,016
1,000	5.000%, 5/01/21	No Opt. Call	Aa1	1,175,810

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa3	850,466
1,000	5.000%, 5/01/20	No Opt. Call	Aa3	1,145,470

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A1	3,028,100

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa1	5,530,807

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,271,924
79,170	Total Michigan			83,930,104

	Minnesota – 0.8%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	818,055
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,831,798
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,913,131

1,670	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	2,096,418

1,390	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8M, 4.000%, 4/01/18	No Opt. Call	A2	1,467,187

	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2016A:
4,130	5.000%, 3/01/19	No Opt. Call	AAA	4,601,770
8,665	5.000%, 3/01/20	No Opt. Call	AAA	9,994,384

4,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E, 4.500%, 8/01/18	No Opt. Call	AAA	4,316,800

895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–	1,092,840

2,825	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	A1	3,411,837

	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds, School Building Series 2016A:
1,225	3.000%, 2/01/19	No Opt. Call	Aa2	1,293,808
1,560	3.000%, 2/01/20	No Opt. Call	Aa2	1,674,832
1,415	3.000%, 2/01/21	No Opt. Call	Aa2	1,540,864
31,825	Total Minnesota			36,053,724

136	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi – 0.5%

$20,820	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/12/18)	No Opt. Call	BBB+	$20,997,386

3,670	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	A–	4,460,408
24,490	Total Mississippi			25,457,794

	Missouri – 1.4%

685	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011, 6.500%, 6/01/25	No Opt. Call	N/R	685,932

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	2,884,972
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	3,071,357

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	604,483
440	5.000%, 5/01/20	No Opt. Call	BBB+	493,112
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,141,610
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,806,830
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,542,103

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/19	2/17 at 100.00	BBB+	1,018,620

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,285	5.000%, 1/01/25	No Opt. Call	A	2,856,044
5,000	5.000%, 1/01/26	1/25 at 100.00	A	6,209,800

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
815	5.000%, 7/01/17	No Opt. Call	A–	847,771
765	5.000%, 7/01/18	No Opt. Call	A–	826,774

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2015:
1,700	5.000%, 7/01/20	No Opt. Call	A–	1,950,291
1,575	5.000%, 7/01/21	No Opt. Call	A–	1,847,050
1,000	5.000%, 7/01/22	No Opt. Call	A–	1,193,880
1,085	5.000%, 7/01/23	No Opt. Call	A–	1,316,322

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,185	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	8,551,688
12,055	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	13,155,380

1,750	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,821,365

8,825	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/17	No Opt. Call	BBB	9,096,016

775	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Crossover Refunding Series 2014B, 4.000%, 3/01/18	No Opt. Call	AA+	816,602
58,570	Total Missouri			64,738,002

NUVEEN	137

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 1.1%

$4,390	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	$5,097,141

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
925	4.000%, 11/01/18	No Opt. Call	A–	983,553
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,191,530

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
750	4.000%, 6/15/17	No Opt. Call	AA–	772,260
600	4.000%, 6/15/18	No Opt. Call	AA–	637,248
800	5.000%, 6/15/19	No Opt. Call	AA–	896,408

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009:
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,336,918
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,669,285

1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	No Opt. Call	A–	1,043,410

1,700	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A+	2,043,077

	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A:
6,245	5.000%, 1/01/18	No Opt. Call	A2	6,623,385
2,125	5.000%, 1/01/19	No Opt. Call	A2	2,333,271
2,500	5.000%, 1/01/20	No Opt. Call	A2	2,819,375

3,050	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,612,328

17,560	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 2.375%, 9/01/30 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A	18,205,330
48,385	Total Nebraska			52,264,519

	Nevada – 1.1%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,145,160
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	2,336,620

25,755	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2016A, 5.000%, 11/01/19	No Opt. Call	AA	29,295,282

665	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Refunding Series 2006, 5.000%, 11/01/21 (Pre-refunded 11/01/16) – AMBAC Insured	11/16 at 100.00	AA (4)	672,794

1,750	Humboldt County, Nevada, Pollution Control Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 0.000%, 10/01/29	No Opt. Call	A+	1,761,550

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	Aa1	5,930,950

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
865	3.000%, 6/01/17	No Opt. Call	N/R	873,953
165	4.000%, 6/01/18	No Opt. Call	N/R	170,471

138	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$10,000	Washoe County, Nevada, Gas Facilities Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 0.000%, 8/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	$10,066,200
47,200	Total Nevada			52,252,980

	New Jersey – 4.0%

260	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB+	260,697

245	Bergen County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Bergen County Guaranteed, Series 2014B, 5.000%, 2/15/19	No Opt. Call	Aaa	272,065

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	12/16 at 100.00	AA–	3,903,070

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,000	5.000%, 11/01/16 – AGM Insured	No Opt. Call	AA	1,010,900
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,616,652
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	1,052,103

345	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	349,730

5	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	5,078

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
6,565	5.000%, 6/15/17	No Opt. Call	BBB+	6,758,274
8,510	5.000%, 6/15/18	No Opt. Call	BBB+	9,004,686
5,000	5.000%, 6/15/19	No Opt. Call	BBB+	5,420,800
245	4.000%, 6/15/19	No Opt. Call	BBB+	259,357
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	12,164,281
2,810	5.000%, 6/15/21	No Opt. Call	BBB+	3,169,792
1,370	5.000%, 6/15/22	No Opt. Call	BBB+	1,564,526
520	5.000%, 6/15/22	No Opt. Call	AA	606,554
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,446,745
4,500	5.000%, 6/15/24	6/22 at 100.00	BBB+	5,071,725
8,570	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,603,885
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,700,920
685	4.250%, 6/15/27	6/22 at 100.00	BBB+	725,641

25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A–	27,955,500

2,450	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA	2,663,223

340	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	404,250

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18	No Opt. Call	BB+	4,275,870
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,581,928

3,025	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University Medical Center, Refunding Series 2010B, 5.000%, 1/01/20	No Opt. Call	A+	3,414,136

NUVEEN	139

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	Aaa	$441,025

10,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/18	No Opt. Call	A	10,708,700

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,070	5.000%, 12/15/17	No Opt. Call	A–	5,337,290
9,750	5.000%, 12/15/18	No Opt. Call	A–	10,514,595

6,005	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	6,620,993

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,256,040

1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A3	2,084,319

4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,844,763

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
3,080	3.000%, 1/01/18	No Opt. Call	A3	3,153,520
4,850	3.000%, 1/01/19	No Opt. Call	A3	4,984,976

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
180	5.000%, 6/01/17	No Opt. Call	Aaa	186,757
6,710	5.000%, 6/01/18	6/17 at 100.00	Aa1	6,957,263
4,265	4.500%, 6/01/23	6/17 at 100.00	Baa3	4,351,707
10,440	4.625%, 6/01/26	6/17 at 100.00	B+	10,552,021
177,375	Total New Jersey			192,256,357

	New Mexico – 1.9%

1,100	Albuquerque Bernalillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 7/01/19	No Opt. Call	AA	1,236,917

	Albuquerque, New Mexico, General Obligation Bonds, General Purpose Series 2016A:
6,000	5.000%, 7/01/19	No Opt. Call	AAA	6,761,700
6,000	5.000%, 7/01/20	No Opt. Call	AAA	6,976,140

10,050	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company, Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	10,331,299

7,285	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison Company, Four Corners Project, Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	7,488,907

	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2016A:
3,395	4.000%, 6/01/18	No Opt. Call	AAA	3,612,552
3,275	5.000%, 6/01/19	No Opt. Call	AAA	3,679,331

15,340	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	17,111,923

140	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
$845	4.000%, 6/15/18	No Opt. Call	A+	$894,534
1,340	5.000%, 6/15/19	No Opt. Call	A+	1,494,636
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,496,887
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,712,928
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,804,994
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,903,306
1,625	5.000%, 6/15/24	No Opt. Call	A+	2,007,736
1,690	5.000%, 6/15/25	No Opt. Call	A+	2,118,973
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,192,080

14,955	State of New Mexico, State Severance Tax Revenue Bonds, Series 2014A, 5.000%, 7/01/23 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	16,837,236
80,495	Total New Mexico			89,662,079

	New York – 5.9%

500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/22	No Opt. Call	A+	599,450

1,595	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA	1,800,596

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,656

1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,544,650

325	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A–	403,023

12,195	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA	14,789,730

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	6,073

3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	3,953,542

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
400	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	386,660
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	482,442
565	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	518,246
1,305	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,166,161

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
365	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–	370,595
200	5.000%, 12/01/22	12/16 at 100.00	A–	202,968

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
610	5.000%, 4/01/18 (ETM)	No Opt. Call	A– (4)	654,640
3,715	5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	4,142,931

1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.500%, 4/01/22	4/19 at 100.00	A–	1,385,075

NUVEEN	141

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$8,865	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–	$9,157,811

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–	1,187,380

5,135	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/20	No Opt. Call	AA–	6,013,958

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,000	5.000%, 7/01/23	No Opt. Call	BBB+	2,437,320
1,000	5.000%, 7/01/24	No Opt. Call	BBB+	1,235,270
625	5.000%, 7/01/25	7/24 at 100.00	BBB+	763,787
1,000	5.000%, 7/01/26	7/24 at 100.00	BBB+	1,211,040
1,500	5.000%, 7/01/27	7/24 at 100.00	BBB+	1,805,010

18,085	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2016-1E, 4.000%, 2/01/23 (WI/DD, Settling 8/02/16)	No Opt. Call	AA	21,294,364

10,300	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA	10,767,826

16,845	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/19	No Opt. Call	AA	19,001,834

30,535	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/18	No Opt. Call	AA	33,238,264

12,180	New York City, New York, General Obligation Bonds, Fiscal 2016 Series C, 5.000%, 8/01/21	No Opt. Call	AA	14,551,690

12,980	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	AA–	13,301,255

2,190	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Refunding Series 2013, 2.750%, 7/01/17	No Opt. Call	A–	2,230,997

47,560	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	53,163,519

6,865	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009, 5.000%, 4/01/18	No Opt. Call	AA	7,380,561

2,845	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	3,072,742

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
1,545	5.000%, 6/01/21	6/17 at 100.00	AA	1,601,114
6,230	5.000%, 6/01/22	6/17 at 100.00	AA	6,455,713

8,145	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	9,002,587

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	BBB+	606,535
500	5.000%, 7/01/27	7/24 at 100.00	BBB+	597,255

16,120	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B, 4.000%, 11/15/20	No Opt. Call	AA–	18,331,664

142	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
$745	4.750%, 6/01/22	12/16 at 100.00	BBB–	$745,752
3,640	5.000%, 6/01/26	12/16 at 100.00	BB–	3,648,445

	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,629,539
2,510	3.000%, 8/15/23	No Opt. Call	A	2,679,952
252,045	Total New York			280,525,622

	North Carolina – 1.1%

3,345	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/20	No Opt. Call	AA+	3,898,698

2,125	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A, 5.000%, 3/01/18	No Opt. Call	AA	2,275,089

3,050	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009, 5.000%, 3/01/18	No Opt. Call	AA+	3,258,376

	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A:
4,640	5.000%, 6/01/18	No Opt. Call	AA	5,015,005
9,140	5.000%, 6/01/19	No Opt. Call	AA	10,255,994
2,375	5.000%, 6/01/20	No Opt. Call	AA	2,753,290

2,950	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008, 4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA	3,005,519

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
2,030	5.000%, 1/01/25	No Opt. Call	A	2,566,306
3,000	5.000%, 1/01/26	No Opt. Call	A	3,843,480
2,755	5.000%, 1/01/27	1/26 at 100.00	A	3,532,351

615	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015B, 5.000%, 1/01/23	No Opt. Call	A	754,334

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,015	5.000%, 5/01/19	No Opt. Call	AA+	1,135,277
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	5,804,062

3,565	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A, 5.000%, 5/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	3,986,597

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	271,770
46,035	Total North Carolina			52,356,148

	North Dakota – 0.8%

300	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (4)	356,619

100	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	119,510

3,145	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	3,297,470

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	1/17 at 100.00	BBB–	1,003,470

NUVEEN	143

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

$1,130	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2012C, 3.000%, 5/01/17	No Opt. Call	A1	$1,149,120

	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
1,795	4.000%, 7/15/18	No Opt. Call	A	1,898,446
1,000	4.000%, 7/15/19	No Opt. Call	A	1,083,440
2,105	4.000%, 7/15/20	No Opt. Call	A	2,318,194
2,185	4.000%, 7/15/21	No Opt. Call	A	2,444,622
2,275	4.000%, 7/15/22	No Opt. Call	A	2,569,840
2,365	5.000%, 7/15/23	7/22 at 100.00	A	2,788,288
2,485	5.000%, 7/15/24	7/22 at 100.00	A	2,904,543
5,485	5.000%, 7/15/25	7/22 at 100.00	A	6,396,058

	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/17	No Opt. Call	A	818,320
800	4.000%, 5/01/18	No Opt. Call	A	838,072
725	4.000%, 5/01/19	No Opt. Call	A	775,431
800	4.000%, 5/01/20	No Opt. Call	A	863,216
800	4.000%, 5/01/21	No Opt. Call	A	877,944

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A, 4.000%, 5/01/20 – AGM Insured	5/17 at 100.00	AA	6,183,220
35,330	Total North Dakota			38,685,823

	Ohio – 3.5%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	A1	2,381,340
2,655	5.000%, 11/15/22	5/22 at 100.00	A1	3,182,495

2,650	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	2,716,091

3,745	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17	No Opt. Call	Aa1	3,871,506

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,330	5.375%, 6/01/24	6/17 at 100.00	B–	4,282,024
38,130	5.125%, 6/01/24	6/17 at 100.00	B–	37,660,620
40	5.750%, 6/01/34	6/17 at 100.00	B–	39,820

2,500	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/18	No Opt. Call	Aa2	2,695,175

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
350	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	371,207
400	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	440,116
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	821,012
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	1,104,575

3,220	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	3,406,116

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA	1,674,301
1,540	5.000%, 12/01/20	12/19 at 100.00	AA	1,743,034

144	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,620	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/21 (Pre-refunded 12/01/19)	12/19 at 100.00	AA (4)	$1,849,667

	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014:
4,650	5.000%, 12/01/17	No Opt. Call	AA–	4,917,561
5,515	5.000%, 12/01/20	No Opt. Call	AA–	6,431,372

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
500	4.000%, 6/15/17	No Opt. Call	Baa2	510,755
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,103,518
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,132,200

1,000	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/23	No Opt. Call	Aaa	1,246,140

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
1,150	5.000%, 5/15/21	No Opt. Call	AA	1,367,350
275	5.000%, 5/15/22	No Opt. Call	AA	332,907
1,000	5.000%, 5/15/23	No Opt. Call	AA	1,228,660

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,801,056

1,595	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA+	1,821,793

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,515	5.000%, 1/01/20	No Opt. Call	AA	2,866,295
1,700	5.000%, 1/01/23	No Opt. Call	AA	2,074,612

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,444,243

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,000	5.000%, 2/15/17	No Opt. Call	BB+	2,038,240
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,713,179
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,079,490
270	5.000%, 2/15/20	No Opt. Call	BB+	297,581
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,240,900

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
870	3.000%, 10/01/16	No Opt. Call	A1	873,515
1,100	4.000%, 10/01/17	No Opt. Call	A1	1,137,895

11,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Ba2	11,233,539

2,440	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	Ba2	2,430,338

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,459,080

NUVEEN	145

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,645	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	No Opt. Call	A3	$1,682,226

4,540	Ohio State, Capital Facilities Lease Appropriation Bonds, Mental Health Facilities Improvment Fund Project, Series 2012A, 5.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA	4,709,342

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	8,029,621

6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	7,776,442

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	14,797,131

	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009B:
820	5.000%, 1/01/17	No Opt. Call	Aa2	835,473
500	5.000%, 1/01/18	No Opt. Call	Aa2	531,105

5	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	5,094

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A1	2,357,801

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	4,730
154,910	Total Ohio			165,750,283

	Oklahoma – 2.1%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,420	4.000%, 9/01/18	No Opt. Call	A+	1,510,568
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,564,839
2,685	4.500%, 9/01/20	No Opt. Call	A+	3,034,399

6,350	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013, 5.000%, 6/01/18	No Opt. Call	A+	6,832,790

5,980	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/19	No Opt. Call	A+	6,662,617

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014:
675	5.000%, 7/01/17	No Opt. Call	A+	701,440
1,820	5.000%, 7/01/18	No Opt. Call	A+	1,964,417
2,445	5.000%, 7/01/19	No Opt. Call	A+	2,731,945

	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015:
1,955	4.000%, 9/01/18	No Opt. Call	A+	2,079,690
2,150	5.000%, 9/01/20	No Opt. Call	A+	2,477,165

	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016:
3,820	5.000%, 9/01/17	No Opt. Call	A–	3,994,841
7,860	5.000%, 9/01/18	No Opt. Call	A–	8,523,620
2,500	5.000%, 9/01/20	No Opt. Call	A–	2,880,425
4,395	5.000%, 9/01/21	No Opt. Call	A–	5,161,532

146	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012:
$5,000	3.000%, 3/01/17	No Opt. Call	A+	$5,066,100
2,920	4.000%, 3/01/18	No Opt. Call	A+	3,062,467

1,850	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A–	1,965,347

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
310	4.000%, 9/01/17	No Opt. Call	A–	320,835
475	4.000%, 9/01/18	No Opt. Call	A–	504,379
525	5.000%, 9/01/19	No Opt. Call	A–	587,060
685	5.000%, 9/01/20	No Opt. Call	A–	785,688
745	5.000%, 9/01/21	No Opt. Call	A–	872,402

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
225	4.000%, 10/01/18	No Opt. Call	AA–	241,459
175	4.000%, 10/01/19	No Opt. Call	AA–	193,113
320	5.000%, 10/01/20	No Opt. Call	AA–	374,173
645	5.000%, 10/01/21	No Opt. Call	AA–	773,819

1,235	Tulsa (Oklahoma), Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	1,246,807

1,385	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	1,460,538

6,640	Tulsa County Independent School District 001 Tulsa, Oklahoma, General Obligation Bonds, Combined Purpose Series 2016B, 1.500%, 8/01/19 (WI/DD, Settling 8/16/16)	No Opt. Call	AA	6,776,518

7,450	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	8,376,705

1,450	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	1,657,132

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,000	5.000%, 9/01/22	No Opt. Call	AA–	1,200,770
6,085	5.000%, 9/01/23	No Opt. Call	AA–	7,420,597

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,100	5.000%, 9/01/21	No Opt. Call	AA–	2,478,315
2,000	5.000%, 9/01/22	No Opt. Call	AA–	2,401,540

1,625	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2016, 4.000%, 9/01/18	No Opt. Call	A+	1,729,699
90,335	Total Oklahoma			99,615,751

	Oregon – 0.7%

	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	14,254,567
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	6,432,050

1,770	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2007, 1.500%, 10/01/18	No Opt. Call	A–	1,794,125

NUVEEN	147

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$1,020	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	$1,142,828

2,475	Oregon State, General Obligation Bonds, Article XI-Q State Projects Series 2016D, 3.000%, 5/01/20	No Opt. Call	AA+	2,680,499

7,335	Oregon State, General Obligation Bonds, Article XI-Q State Projects Series 2016F, 3.000%, 5/01/20	No Opt. Call	AA+	7,944,025
28,645	Total Oregon			34,248,094

	Pennsylvania – 6.6%

1,285	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B, 5.000%, 5/01/18	11/16 at 100.00	Baa3	1,287,840

6,495	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	7,025,577

	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011:
6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	6,932,323
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	4,836,480

5,785	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-73, 5.000%, 12/01/19	No Opt. Call	AA–	6,583,851

	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Series 2016:
1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	1,918,577
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,840,756

1,925	Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2008, 5.000%, 11/15/21 (Pre-refunded 11/15/18)	11/18 at 100.00	Aa1 (4)	2,117,365

1,000	Bucks County Water and Sewer Authority, Pennsylvania, Sewer System Revenue Bonds, Refunding Series 2016, 4.000%, 6/01/19 (WI/DD, Settling 9/06/16) – BAM Insured	No Opt. Call	AA	1,082,640

1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	1,186,674

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	8,570,169

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
450	4.000%, 5/01/18	No Opt. Call	Baa3	466,232
450	5.000%, 5/01/19	No Opt. Call	Baa3	484,637

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010, 5.000%, 12/01/18	No Opt. Call	A+	550,705

3,435	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	A1	3,758,405

6,240	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 0.900%, 9/01/29 (Mandatory put 9/01/17)	No Opt. Call	A1	6,249,298

8,560	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 0.900%, 2/15/27 (Mandatory put 8/15/17)	No Opt. Call	A1	8,574,894

1,465	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R	1,549,311

148	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.000%, 7/01/17	No Opt. Call	A–	$2,248,872

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	1,167,113

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23	No Opt. Call	A	4,118,713

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,665	5.000%, 1/15/18	No Opt. Call	Baa2	1,751,697
1,310	5.000%, 1/15/19	No Opt. Call	Baa2	1,417,813
1,235	5.000%, 1/15/20	No Opt. Call	Baa2	1,369,776

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	5,099,600

6,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory put 6/01/20)	No Opt. Call	BBB	6,166,560

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,157,950

7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	7,649,400

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	12/16 at 100.00	N/R	228,559

335	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	336,869

7,145	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 0.000%, 12/01/40	No Opt. Call	Ba2	7,345,774

37,800	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.550%, 12/01/33 (Mandatory put 12/03/18)	No Opt. Call	A–	38,249,064

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
255	5.000%, 1/01/20	No Opt. Call	Aaa	287,451
320	5.000%, 7/01/20	7/19 at 100.00	Aaa	360,326
5,750	5.000%, 7/01/21	1/18 at 100.00	Aaa	6,106,902
23,940	5.000%, 1/01/22	7/17 at 100.00	Aaa	24,937,819

1,900	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2008A, 6.750%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	AA–	2,131,287

7,540	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	7,633,345

NUVEEN	149

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
$2,250	5.000%, 6/01/21	No Opt. Call	A3	$2,630,902
15,000	5.000%, 6/01/22	No Opt. Call	A3	17,887,350
23,595	5.000%, 6/01/23	No Opt. Call	A3	28,302,438
12,485	5.000%, 6/01/24	No Opt. Call	A3	15,216,718
5,580	5.000%, 6/01/25	No Opt. Call	A3	6,894,760

17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/20	No Opt. Call	A3	20,087,900

1,510	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2009A, 5.000%, 6/01/17	No Opt. Call	AA	1,565,040

1,805	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	AA–(4)	2,053,765

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C, 5.000%, 9/01/16	No Opt. Call	A+	10,038,100

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
1,795	5.000%, 9/01/17	No Opt. Call	A+	1,864,843
1,525	5.000%, 9/01/18	No Opt. Call	A+	1,630,911

	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
1,120	4.000%, 12/01/18	No Opt. Call	A+	1,202,958
2,300	5.000%, 12/01/19	No Opt. Call	A+	2,595,918
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,816,151
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,977,639
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,803,210

320	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Series 1986, 6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa	321,587

1,205	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 4.000%, 12/01/16	No Opt. Call	BBB	1,218,122

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	A–	1,279,562

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	AA+	2,817,200
289,084	Total Pennsylvania			313,985,698

	Rhode Island – 0.1%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	BBB+	768,516
1,165	5.000%, 7/01/20	No Opt. Call	BBB+	1,307,433
1,360	5.000%, 7/01/21	No Opt. Call	BBB+	1,556,506

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2013C:
450	4.000%, 9/15/16	No Opt. Call	A+	451,935
520	4.000%, 9/15/18	No Opt. Call	A+	553,753
4,195	Total Rhode Island			4,638,143

150	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 0.8%

$1,815	Anderson County School District 5, South Carolina, General Obligation Bonds, Refunding Series 2016, 5.000%, 3/01/19	No Opt. Call	AA	$2,017,518

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,365	5.000%, 12/01/21	No Opt. Call	AA	4,036,149
4,910	5.000%, 12/01/22	No Opt. Call	AA	6,012,148

	Greenwood Fifty School Facilities, Inc., South Carolina, Installment Purchase Revenue Refunding Bonds, Greenwood School District 50 Project, Series 2016:
1,000	4.000%, 12/01/18 – BAM Insured	No Opt. Call	AA	1,072,660
1,745	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,972,286

	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015:
900	5.000%, 12/01/18	No Opt. Call	A1	981,801
1,050	5.000%, 12/01/19	No Opt. Call	A1	1,181,229
600	5.000%, 12/01/20	No Opt. Call	A1	692,478

1,060	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (4)	1,288,695

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,157,853
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,200,993

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24	8/23 at 100.00	BBB+	1,781,528
2,850	5.250%, 8/01/25	8/23 at 100.00	BBB+	3,478,539
3,500	5.250%, 8/01/26	8/23 at 100.00	BBB+	4,244,835
2,000	5.000%, 8/01/27	8/23 at 100.00	BBB+	2,371,360

1,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	AA–	1,201,860

1,140	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	AA–	1,396,546

	Sumter Two School Facilities, Inc., South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016:
850	4.000%, 12/01/17 – BAM Insured	No Opt. Call	AA	885,462
1,500	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,688,340
1,000	5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,156,040
33,790	Total South Carolina			39,818,320

	South Dakota – 0.2%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
1,580	3.000%, 11/01/17	No Opt. Call	A	1,623,387
770	3.000%, 11/01/18	No Opt. Call	A	806,544

400	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	462,588

NUVEEN	151

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
$400	4.000%, 11/01/19	No Opt. Call	A+	$440,436
320	4.000%, 11/01/20	No Opt. Call	A+	359,680
500	4.000%, 11/01/21	No Opt. Call	A+	567,490
650	5.000%, 11/01/24	No Opt. Call	A+	817,199

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
650	5.000%, 11/01/20	No Opt. Call	AA	755,242
550	5.000%, 11/01/21	No Opt. Call	A+	655,765
535	5.000%, 11/01/22	No Opt. Call	A+	651,266
6,355	Total South Dakota			7,139,597

	Tennessee – 0.8%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
225	2.000%, 12/01/16	No Opt. Call	AA+	226,166
710	4.000%, 12/01/20	No Opt. Call	AA+	801,611
740	4.000%, 12/01/21	No Opt. Call	AA+	851,518

	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015:
2,190	4.000%, 9/01/19	No Opt. Call	AA	2,402,671
1,510	4.000%, 9/01/20	No Opt. Call	AA	1,692,529

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,128,736
2,500	5.000%, 1/01/20	No Opt. Call	A	2,827,000
1,500	4.000%, 1/01/21	No Opt. Call	A	1,675,200

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,335	3.000%, 11/01/17	No Opt. Call	BBB+	1,363,996
250	3.000%, 11/01/18	No Opt. Call	BBB+	259,375
1,070	4.000%, 11/01/19	No Opt. Call	BBB+	1,156,424
810	4.000%, 11/01/20	No Opt. Call	BBB+	888,238
500	4.000%, 11/01/21	No Opt. Call	BBB+	554,725
1,030	5.000%, 11/01/22	11/21 at 100.00	BBB+	1,192,761

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,570	5.000%, 7/01/21	No Opt. Call	A+	3,063,903
1,870	5.000%, 7/01/22	No Opt. Call	A+	2,276,276

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
5,000	5.000%, 9/01/16	No Opt. Call	A–	5,020,400
2,500	5.000%, 9/01/18	No Opt. Call	A–	2,706,275

1,000	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	AAA	1,034,160

255	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/18	No Opt. Call	A	276,183

1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A	1,428,966

152	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015:
$1,680	3.000%, 6/01/18	No Opt. Call	AA–	$1,746,595
1,100	4.000%, 6/01/19	No Opt. Call	AA–	1,196,547
1,260	4.000%, 6/01/20	No Opt. Call	AA–	1,403,590
34,035	Total Tennessee			37,173,845

	Texas – 6.3%

20,415	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A, 5.000%, 8/15/23	No Opt. Call	AAA	25,609,393

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,040	5.000%, 1/01/21	No Opt. Call	A+	1,209,218
1,430	5.000%, 1/01/22	No Opt. Call	BBB+	1,701,185
2,500	5.000%, 1/01/23	No Opt. Call	BBB+	3,033,800
3,500	5.000%, 1/01/24	No Opt. Call	BBB+	4,307,625

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA–	1,177,630
650	5.000%, 9/01/22	No Opt. Call	AA–	780,084

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	3,024,758
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,852,400

3,020	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,834,917

9,000	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Refunding Series 2015A, 5.000%, 8/15/19	No Opt. Call	AA+	10,199,430

6,065	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	6,673,380

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
700	5.000%, 11/15/19	No Opt. Call	A3	785,960
575	5.000%, 11/15/20	No Opt. Call	A3	660,842
450	5.000%, 11/15/21	No Opt. Call	A3	526,554

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	14,146,182
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	10,683,508
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,543,362

2,900	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C, 5.000%, 5/15/20	No Opt. Call	AA	3,352,023

11,520	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	12,806,554

10,000	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2016A, 5.000%, 3/01/19	No Opt. Call	BBB+	11,085,800

2,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,586,870

NUVEEN	153

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
$500	5.000%, 11/01/18 (Alternative Minimum Tax)	No Opt. Call	A1	$545,270
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,125,500
1,000	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,156,710
1,000	5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,180,260
1,000	5.000%, 11/01/22 (Alternative Minimum Tax)	No Opt. Call	A1	1,200,930
1,455	5.000%, 11/01/23 (Alternative Minimum Tax)	No Opt. Call	A1	1,770,851
1,500	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A1	1,848,090

3,055	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System, Refunding Series 2008B, 5.000%, 7/01/18	No Opt. Call	AA–	3,303,524

2,000	Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System Surplus Revenue Certificates of Obligation, Series 2016, 5.000%, 2/15/19	No Opt. Call	AA+	2,213,020

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,245	3.000%, 12/01/18	No Opt. Call	Ba2	1,249,880
1,510	4.000%, 12/01/21	No Opt. Call	Ba2	1,573,782

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,715	5.000%, 8/15/19	No Opt. Call	Aa2	1,933,851
2,785	5.000%, 8/15/21	No Opt. Call	Aa2	3,333,617
2,000	5.000%, 8/15/22	No Opt. Call	Aa2	2,439,940
5,600	5.000%, 8/15/23	8/22 at 100.00	Aa2	6,831,328

7,625	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA+	9,119,119

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,000	5.000%, 1/01/22	No Opt. Call	A1	4,779,360
4,945	5.000%, 1/01/23	No Opt. Call	A1	6,034,680
7,010	5.000%, 1/01/24	No Opt. Call	A1	8,721,562

575	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	588,099

15,045	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1	17,772,057

18,505	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2016, 5.000%, 2/01/20	No Opt. Call	Aa1	21,204,694

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	6,305,035

	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A:
1,460	4.000%, 2/15/17	No Opt. Call	AA–	1,486,295
2,485	5.000%, 2/15/18	No Opt. Call	AA–	2,646,475
2,560	5.000%, 2/15/19	No Opt. Call	AA–	2,827,546
2,745	5.000%, 2/15/20	No Opt. Call	AA–	3,130,041

10,060	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/18	No Opt. Call	AAA	10,811,985

	Texas State Transportation Commission, Highway Fund Revenue Bonds, Refunding First Tier Series 2015:
8,520	4.000%, 10/01/18	No Opt. Call	AAA	9,154,740
5,000	5.000%, 10/01/19	No Opt. Call	AAA	5,680,900

154	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,695	Texas State, Public Financing Authority, General Obligation Bonds, Refunding Series 2009A, 5.000%, 10/01/17	No Opt. Call	AAA	$2,838,347

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
4,475	5.250%, 11/01/17	No Opt. Call	Baa3	4,705,373
6,815	5.250%, 11/01/18	11/17 at 100.00	Baa3	7,158,476
7,550	5.250%, 11/01/20	11/17 at 100.00	Baa3	7,914,665

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,640	3.000%, 8/15/16	No Opt. Call	A	2,642,323
2,720	3.000%, 8/15/17	No Opt. Call	A	2,767,954
260,375	Total Texas			300,577,754

	Utah – 0.2%

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	2,117,220

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
875	5.000%, 9/01/16	No Opt. Call	A	878,369
500	5.000%, 9/01/17	No Opt. Call	A	522,045
515	5.000%, 9/01/18	No Opt. Call	A	557,472
1,250	5.000%, 9/01/19	No Opt. Call	A	1,398,987
1,090	5.000%, 9/01/20	No Opt. Call	A	1,248,344
2,065	5.000%, 9/01/21	No Opt. Call	A	2,420,717
8,295	Total Utah			9,143,154

	Vermont – 0.0%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A:
500	3.000%, 12/01/17	No Opt. Call	A–	514,675
700	3.000%, 12/01/18	No Opt. Call	A–	734,440
725	4.000%, 12/01/19	No Opt. Call	A–	795,231
1,925	Total Vermont			2,044,346

	Virgin Islands – 0.2%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
4,375	5.000%, 10/01/16	No Opt. Call	BBB	4,395,738
4,000	5.000%, 10/01/17	No Opt. Call	BBB	4,106,600
8,375	Total Virgin Islands			8,502,338

	Virginia – 1.2%

10,855	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 3.000%, 10/01/18	No Opt. Call	AAA	11,436,828

10,520	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, 0.000%, 12/01/41	No Opt. Call	AA	10,947,112

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,129,770

NUVEEN	155

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$6,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.750%, 11/01/35 (Mandatory put 5/16/19)	No Opt. Call	A2	$6,140,160

1,025	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Refunding Series 2014B, 5.000%, 2/01/19	No Opt. Call	AA+	1,136,079

	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014:
1,000	5.000%, 10/01/17	No Opt. Call	A	1,047,690
1,000	5.000%, 10/01/18	No Opt. Call	A	1,086,400
1,000	5.000%, 10/01/19	No Opt. Call	A	1,122,730

10,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	10,406,000

11,840	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory put 6/01/20)	No Opt. Call	A2	12,192,122

2,770	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,840,358
57,010	Total Virginia			59,485,249

	Washington – 2.7%

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	12,502,000

5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	6,482,950

	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2015B:
1,280	5.000%, 3/01/18	No Opt. Call	A+	1,370,406
2,000	5.000%, 3/01/19	No Opt. Call	A+	2,223,360
1,000	5.000%, 3/01/20	No Opt. Call	A+	1,148,940

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,100	5.000%, 12/01/18	No Opt. Call	A+	1,207,272
1,500	5.000%, 12/01/20	No Opt. Call	A+	1,745,670
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,498,476

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	3,401,250

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,500	5.000%, 1/01/21	No Opt. Call	A	1,740,195
3,730	5.000%, 1/01/22	No Opt. Call	A	4,414,828
1,950	5.000%, 1/01/24	No Opt. Call	A	2,390,056
1,310	5.000%, 1/01/25	No Opt. Call	A	1,629,850

1,050	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	A+	1,254,960

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	11,332,700

156	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$10,675	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	$12,676,669

2,600	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005D, 1.250%, 11/01/17	No Opt. Call	A–	2,616,848

6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2008, 2.125%, 6/01/20	6/19 at 100.00	A–	6,170,340

5,810	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21 (WI/DD, Settling 8/03/16)	7/17 at 100.00	N/R	5,811,975

4,820	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Series 2016D, 5.000%, 2/01/20	No Opt. Call	AA+	5,526,805

20,080	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	AA+	23,981,544

7,725	Washington State, General Obligation Bonds, Various Purpose, Refunding Series 2016C, 5.000%, 2/01/20	No Opt. Call	AA+	8,857,794

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (4)	9,447,583
112,940	Total Washington			130,432,471

	West Virginia – 0.6%

6,210	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	Baa1	6,279,055

4,170	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (WI/DD, Settling 8/01/16) (Alternative Minimum Tax)	No Opt. Call	Baa3	4,215,912

10,570	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 0.000%, 3/01/40	No Opt. Call	Baa1	10,701,702

5,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	BBB	5,004,550

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	A3	1,255,875

260	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	277,225

2,480	West Virginia University, Revenue Bonds, West Virginia University Projects, Series 2000A, 0.000%, 4/01/17 – AMBAC Insured	No Opt. Call	Aa3	2,468,220
29,710	Total West Virginia			30,202,539

	Wisconsin – 1.8%

5,145	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3, 0.000%, 7/01/29 (Alternative Minimum Tax)	No Opt. Call	A–	5,269,046

950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	Aa3	1,080,112

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Mandatory put 3/01/18)	No Opt. Call	AA+	3,155,340

NUVEEN	157

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
$5,000	5.000%, 7/15/17	No Opt. Call	A2	$5,177,750
5,000	5.000%, 7/15/18	No Opt. Call	A2	5,354,300
5,680	5.000%, 7/15/19	No Opt. Call	A2	6,271,515

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	3,290,897

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
675	4.000%, 8/15/17	No Opt. Call	AA–	698,875
1,475	5.000%, 8/15/18	No Opt. Call	AA–	1,603,605

6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA–	7,347,660

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010:
1,475	5.000%, 12/01/16	No Opt. Call	AA–	1,496,034
1,555	5.000%, 12/01/17	No Opt. Call	AA–	1,636,964
1,635	5.000%, 12/01/18	No Opt. Call	AA–	1,782,542
1,710	5.000%, 12/01/19	No Opt. Call	AA–	1,923,511

3,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	3,664,500

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
500	5.000%, 8/15/16 (ETM)	No Opt. Call	N/R (4)	501,015
750	5.000%, 8/15/18 (ETM)	No Opt. Call	AA (4)	817,072
315	5.000%, 8/15/20 (ETM)	No Opt. Call	AA (4)	367,550
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	AA (4)	1,777,791

55	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	67,856

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,195	5.250%, 5/01/20	5/19 at 100.00	AA–	8,100,203
40	5.375%, 5/01/25	5/19 at 100.00	AA–	45,067
2,820	5.750%, 5/01/29	5/19 at 100.00	AA–	3,201,884

9,815	Wisconsin State, Transportation Revenue Bonds, Refunding Series 2015-1, 5.000%, 7/01/18	No Opt. Call	AA+	10,654,870

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
5,000	5.000%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	5,623,100
595	5.000%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	669,149
1,770	5.000%, 7/01/23 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	1,990,577

	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25	7/24 at 100.00	A1	840,287
1,000	5.000%, 7/01/26	7/24 at 100.00	A1	1,247,830
700	5.000%, 7/01/27	7/24 at 100.00	A1	868,202
78,350	Total Wisconsin			86,525,104
$4,259,006	Total Municipal Bonds (cost $4,544,629,310)			4,681,365,072

158	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$132	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$39,504

35	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	10,506
$167	Total Corporate Bonds (cost $14,944)				50,010

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 0.7%

5,150,000	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Preferred Shares iMTPs				$5,150,103

15,000,000	Eaton Vance Municipal Income Trust				15,000,450

14,450,000	Eaton Vance Pennsylvania Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs				14,450,289
	Total Investment Companies (cost $34,600,000)				34,600,842
	Total Long-Term Investments (cost $4,579,244,254)				4,716,015,924

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.4%

	MUNICIPAL BONDS – 1.4%

	National – 0.0%

$796	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rule Demand Obligations, Series 2014, 1.090%, 11/15/17 (10)		No Opt. Call	A+	$792,862

	California – 0.2%

6,490	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Variable Rate Demand Obligations, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax) (10)		No Opt. Call	A-2	6,901,206

3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax) (10)		No Opt. Call	A-2	3,591,835
9,855	Total California				10,493,041

	Idaho – 0.1%

3,360	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Variable Rate Demand Obligations, Refunding Series 2016, 2.750%, 10/01/24 (WI/DD, Settling 8/17/16) (10)		No Opt. Call	Ba1	3,360,000

	Massachusetts – 0.4%

20,075	Massachusetts State, General Obligation Bonds, Variable Rate Demand Obligations, Consolidated Loan Series 2014D-1, 1.050%, 8/01/43 (Mandatory put 7/01/20) (10)		No Opt. Call	AA+	20,075,000

	Missouri – 0.3%

14,790	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate Demand Obligations, Tender Option Bond Trust DCL-017, 0.750%, 7/01/22 (10)		No Opt. Call	A-2	14,790,000

NUVEEN	159

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 0.1%

$4,205	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Tender Option Bond Floater 2016-XM0282, Variable Rate Demand Obligations, 0.630%, 10/01/16 (10)	No Opt. Call	VMIG-1	$4,205,000

	Pennsylvania – 0.3%

36	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable, Variable Rate Demand Obligations, Series 2013B, 5.000%, 12/31/23 (10)	10/16 at 100.00	N/R	15,932

1,600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Variable Rate Demand Obligations, Series 2011R-1, 1.250%, 11/01/41 (Mandatory put 10/31/17) (10)	No Opt. Call	A	1,603,696

2,600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Variable Rate Demand Obligations, Series 2014T-3, 1.350%, 5/01/34 (Mandatory put 4/30/18) (10)	No Opt. Call	A–	2,612,662

6,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Variable Rate Demand Obligations, Series 2001-14, 1.500%, 11/01/31 (Mandatory put 5/01/18) (10)	5/18 at 100.00	A	6,859,432
11,036	Total Pennsylvania			11,091,722

	Utah – 0.0%

500	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Floater 1050, Variable Rate Demand Obligations, 0.500%, 6/15/36 (10)	6/18 at 100.00	VMIG-2	500,000
$64,617	Total Short-Term Investments (cost $64,616,613)			65,307,625
	Total Investments (cost $4,643,860,867) –100.0%			4,781,323,549
	Other Assets Less Liabilities – (0.0)%			(921,788)
	Net Assets – 100%			$4,780,401,761

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

160	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,681,365,072	$—	$4,681,365,072
Corporate Bonds	—	—	50,010	50,010
Investment Companies	34,600,842	—	—	34,600,842
Short-Term Investments:
Municipal Bonds	—	65,307,625	—	65,307,625
Total	$34,600,842	$4,746,672,697	$50,010	$4,781,323,549

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2016, the cost of investments was $4,641,718,747.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$142,234,880
Depreciation	(2,630,078)
Net unrealized appreciation (depreciation) of investments	$139,604,802

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	161

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.5%

	MUNICIPAL BONDS – 100.0%

	Alabama – 2.2%

$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/16 at 100.00	B3	$10,169,797

4,175	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/16 at 100.00	B3	4,192,285

2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27	9/25 at 100.00	N/R	2,565,783

50	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series 2008A, 3.750%, 6/01/17	No Opt. Call	A2	51,245

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	10/16 at 100.00	B1	45,038
610	5.125%, 4/01/20 – AMBAC Insured	10/16 at 100.00	B1	610,732
100	5.125%, 4/01/21 – AMBAC Insured	10/16 at 100.00	B1	100,120

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
500	5.000%, 4/01/22 – NPFG Insured	10/16 at 100.00	AA–	500,335
5,500	5.000%, 4/01/23 – NPFG Insured	10/16 at 100.00	AA–	5,502,970

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
500	5.000%, 4/01/18 – NPFG Insured	10/16 at 100.00	AA–	500,740
1,000	5.000%, 4/01/20 – NPFG Insured	10/16 at 100.00	AA–	1,001,060
25	5.000%, 4/01/21 – NPFG Insured	10/16 at 100.00	AA–	25,020

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
525	5.250%, 1/01/18 – AGM Insured	10/16 at 100.00	AA	528,061
150	5.250%, 1/01/19 – AGM Insured	10/16 at 100.00	AA	150,875
5,315	5.250%, 1/01/20	10/16 at 100.00	A–	5,345,986
17,900	5.500%, 1/01/22	10/16 at 100.00	A–	18,004,357
150	5.500%, 1/01/22 – AGM Insured	10/16 at 100.00	AA	150,875
1,785	5.250%, 1/01/23	10/16 at 100.00	A–	1,795,407
1,000	5.000%, 1/01/24	10/16 at 100.00	A–	1,005,830
75	4.750%, 1/01/25 – AGM Insured	10/16 at 100.00	AA	75,437

	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D:
1,300	5.000%, 10/01/21	No Opt. Call	BBB–	1,464,450
1,000	5.000%, 10/01/22	No Opt. Call	BBB–	1,131,440

7,250	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/28	No Opt. Call	A3	9,104,912

8,430	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,644,881

7,845	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	7,998,684
77,845	Total Alabama			80,666,320

162	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alaska – 0.3%

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
$1,540	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	Baa2	$1,808,499
1,580	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,883,186
3,400	5.000%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	Baa2	4,083,332
1,880	4.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	2,073,377

	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007:
490	5.000%, 8/01/18 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (4)	512,055
230	5.000%, 8/01/21 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (4)	240,352
9,120	Total Alaska			10,600,801

	Arizona – 2.4%

2,580	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	10/16 at 100.00	N/R	2,586,424

650	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.243%, 1/02/37	1/17 at 100.00	AA–	604,786

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2050:
3,000	1.697%, 1/01/37 (IF) (5)	1/17 at 100.00	AA–	2,304,390
1,500	1.697%, 1/01/37 (IF) (5)	1/17 at 100.00	AA–	1,152,195
1,500	1.682%, 1/01/37 (IF) (5)	1/17 at 100.00	AA–	1,152,195
3,000	1.579%, 1/01/37 (IF) (5)	1/17 at 100.00	AA–	2,304,390

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
3,000	5.000%, 2/01/27	2/22 at 100.00	BBB+	3,480,990
850	5.000%, 2/01/30	2/22 at 100.00	BBB+	977,288

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2007A:
1,000	5.000%, 7/01/21 – NPFG Insured	7/17 at 100.00	A1	1,032,630
4,085	4.500%, 7/01/23 – NPFG Insured	7/17 at 100.00	A1	4,194,519

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
170	3.000%, 7/15/18	No Opt. Call	N/R	173,679
605	5.000%, 7/15/24	No Opt. Call	N/R	685,646

1,750	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25	No Opt. Call	N/R	1,824,060

230	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25	7/24 at 100.00	N/R	245,500

145	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	BB–	148,341

150	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Senior Lien Series 2012A, 3.000%, 7/01/18	No Opt. Call	AA+	155,231

	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016:
1,020	4.000%, 7/15/30	7/26 at 100.00	A1	1,156,088
1,100	4.000%, 7/15/31	7/26 at 100.00	A1	1,239,513

NUVEEN	163

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$965	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Series 2007, 5.500%, 7/01/37	7/17 at 100.00	BBB–	$982,775

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
1,000	3.000%, 7/01/20	No Opt. Call	BB	1,018,680
5,915	4.000%, 7/01/25	No Opt. Call	BB	6,342,891

555	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BB+	631,945

255	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22	7/21 at 100.00	BB	275,132

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
515	4.750%, 7/01/19	No Opt. Call	N/R	539,900
1,250	5.750%, 7/01/24	No Opt. Call	N/R	1,448,825

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
510	3.000%, 7/01/20	No Opt. Call	BB–	517,426
4,445	4.000%, 7/01/25	No Opt. Call	BB–	4,748,682

14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	15,274,029

585	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	639,335

2,340	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB	2,377,627

1,070	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	1,175,299

1,330	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,489,826

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q:
1,220	4.000%, 7/01/19	No Opt. Call	Baa3	1,268,849
740	4.500%, 7/01/20	No Opt. Call	Baa3	788,485

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,550	4.000%, 7/01/26	No Opt. Call	Baa3	4,831,508
5,555	5.000%, 7/01/31	7/26 at 100.00	Baa3	6,278,094

950	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A, 4.000%, 12/15/24	No Opt. Call	BB	972,743

2,600	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.700%, 4/01/22	10/16 at 100.00	A	2,618,486

7,000	Verrado District 1 Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	10/16 at 100.00	N/R	7,010,010

904	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	10/16 at 100.00	N/R	905,636

870	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Refunding Series 2015A, 3.900%, 9/01/24	No Opt. Call	BB+	921,974

164	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
$1,000	5.000%, 8/01/19	No Opt. Call	Baa1	$1,084,900
500	5.000%, 8/01/20	No Opt. Call	Baa1	555,425
87,219	Total Arizona			90,116,347

	California – 11.4%

715	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Eskaton Properties Inc., Refunding Series 2013, 5.000%, 11/15/20	No Opt. Call	BBB	816,530

14,145	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/34	10/26 at 100.00	BBB+	17,374,728

385	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	Aaa (4)	406,710

2,800	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	Ba3 (4)	3,327,632

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/21	No Opt. Call	Ba3	1,124,350
8,305	5.000%, 3/01/26	No Opt. Call	Ba3	9,878,133
7,165	5.000%, 3/01/31	3/26 at 100.00	Ba3	8,242,974

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 3.615%, 4/01/36 (IF) (5)	10/26 at 100.00	AA	1,070,040

1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	2,037,790

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
16,935	5.250%, 6/01/21	12/18 at 100.00	B1	17,329,247
20,375	5.450%, 6/01/28	12/18 at 100.00	B3	20,730,951

	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Obligated Group, Refunding Series 2013:
1,200	4.500%, 4/01/25	4/23 at 100.00	BBB+	1,353,504
1,050	4.750%, 4/01/26	4/23 at 100.00	BBB+	1,193,997
1,310	5.000%, 4/01/27	4/23 at 100.00	BBB+	1,502,924

500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	B+	553,460

505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BBB–	540,603

920	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	1,022,966

460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25	No Opt. Call	BB	508,990

570	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BBB–	596,197

	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A:
2,000	4.000%, 7/01/26	No Opt. Call	BB	2,147,380
5,340	5.000%, 7/01/31	7/26 at 100.00	BB	5,973,164

NUVEEN	165

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	$1,256,164

1,525	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	1,702,922

1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,630,753

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
565	5.000%, 8/15/21	No Opt. Call	BBB	657,733
325	5.000%, 8/15/22	No Opt. Call	BBB	382,496
515	5.000%, 8/15/23	No Opt. Call	BBB	622,434

395	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B, 5.000%, 4/01/25	No Opt. Call	Baa3	482,015

50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	52,524

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	195,022

1,500	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	No Opt. Call	BBB+	1,741,845

2,280	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,345,846

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB–	241,352
300	5.000%, 11/01/24	No Opt. Call	BBB–	367,056
350	5.000%, 11/01/27	11/24 at 100.00	BBB–	415,464

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,587,675

3,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 7/01/30 (Alternative Minimum Tax)	No Opt. Call	Baa3	3,421,050

	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016:
1,000	4.000%, 6/01/26	No Opt. Call	N/R	1,038,740
1,000	4.500%, 6/01/31	6/26 at 100.00	N/R	1,041,950

3,030	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28	6/25 at 100.00	N/R	3,180,197

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A:
415	5.000%, 6/01/21	No Opt. Call	N/R	456,915
785	5.000%, 6/01/26	6/25 at 100.00	N/R	885,496

500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22	6/20 at 102.00	N/R	527,525

995	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24	No Opt. Call	BB+	1,101,137

166	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,800	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24	2/24 at 100.00	BB–	$2,023,686

425	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	464,036

380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24	No Opt. Call	N/R	409,575

450	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB–	493,641

1,065	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	1,197,624

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
15,380	5.250%, 12/01/29	12/24 at 100.00	BB+	18,164,395
2,500	5.250%, 12/01/34	12/24 at 100.00	BB+	2,896,175

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,025	5.000%, 12/01/28	6/26 at 100.00	BB+	2,438,586
4,000	5.000%, 12/01/29	6/26 at 100.00	BB+	4,778,680
3,500	5.000%, 12/01/30	6/26 at 100.00	BB+	4,148,130
2,625	5.000%, 12/01/31	6/26 at 100.00	BB+	3,098,760

1,000	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.150%, 7/01/30 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (4)	1,042,200

2,845	California Statewide Communities Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.125%, 9/02/25	3/17 at 103.00	N/R	2,935,386

1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24	No Opt. Call	N/R	1,135,850

5,910	California Statewide Communities Development Authority, Revenue Bonds, Ridgecrest Regional Hospital, Series 2007A, 5.000%, 2/01/37 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AA– (4)	6,180,914

1,195	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	1,256,531

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015:
1,405	4.000%, 9/01/26	No Opt. Call	N/R	1,562,472
875	4.125%, 9/01/27	No Opt. Call	N/R	974,067

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,040	5.000%, 9/02/24	No Opt. Call	N/R	1,237,974
1,100	5.000%, 9/02/25	No Opt. Call	N/R	1,314,753
1,150	5.000%, 9/02/26	9/25 at 100.00	N/R	1,364,291

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,090	5.500%, 7/01/24 (6)	10/16 at 100.00	CCC	1,090,011
2,500	5.500%, 7/01/30 (6)	10/16 at 100.00	CCC	2,500,025
305	5.500%, 7/01/35 (6)	10/16 at 100.00	CCC	305,003

NUVEEN	167

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,740	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22 (6)	10/16 at 100.00	CCC	$1,740,017

3,040	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25 (6)	10/16 at 100.00	CCC	3,040,030

300	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/21	11/16 at 100.00	N/R	301,509

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
5,310	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	5,724,976
2,000	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	2,162,080

	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014:
540	5.000%, 9/01/23	No Opt. Call	N/R	661,754
1,250	5.000%, 9/01/25	No Opt. Call	N/R	1,533,287

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
45,040	4.500%, 6/01/27	6/17 at 100.00	B	45,846,666
12,020	5.000%, 6/01/33	6/17 at 100.00	B–	12,114,117

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
105	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	109,544
1,390	5.000%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,433,243

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
255	5.000%, 9/01/20	No Opt. Call	N/R	291,608
200	5.000%, 9/01/23	No Opt. Call	N/R	240,640
250	5.000%, 9/01/24	No Opt. Call	N/R	298,805
320	5.000%, 9/01/25	9/24 at 100.00	N/R	384,563
195	5.000%, 9/01/26	9/24 at 100.00	N/R	231,176

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	954,342

4,110	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	4,758,394

950	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	984,001

100	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Series 2006A, 4.000%, 9/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	100,321

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	627,663
690	5.000%, 9/01/24	No Opt. Call	N/R	828,076
425	5.000%, 9/01/25	No Opt. Call	N/R	512,554
760	5.000%, 9/01/26	9/25 at 100.00	N/R	909,728
795	5.000%, 9/01/27	9/25 at 100.00	N/R	943,347
835	5.000%, 9/01/28	9/25 at 100.00	N/R	985,893

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	249,049

168	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
$805	5.000%, 6/01/21	6/17 at 100.00	N/R	$811,521
5,075	4.625%, 6/01/21	6/17 at 100.00	N/R	5,104,689

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
100	5.000%, 9/01/22	No Opt. Call	N/R	120,464
100	5.000%, 9/01/24	No Opt. Call	N/R	123,334
100	5.000%, 9/01/25	9/24 at 100.00	N/R	121,827
175	5.000%, 9/01/26	9/24 at 100.00	N/R	211,748

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	597,940
595	5.000%, 9/01/24	No Opt. Call	N/R	718,950

	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
834	3.000%, 9/02/20	No Opt. Call	N/R	856,907
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,664,024

570	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	644,545

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B:
2,650	1.850%, 11/15/26	No Opt. Call	A	2,523,357
2,125	1.665%, 11/15/27	No Opt. Call	A	2,035,729

445	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	558,595

	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
1,200	5.000%, 9/01/24	No Opt. Call	N/R	1,480,008
375	5.000%, 9/01/26	9/25 at 100.00	N/R	462,566
325	5.000%, 9/01/28	9/25 at 100.00	N/R	392,444

980	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (4)	1,055,156

	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,965	0.000%, 12/01/17 – AMBAC Insured	No Opt. Call	N/R	1,913,753
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	774,001

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
950	4.750%, 9/01/23	No Opt. Call	N/R	1,092,034
800	5.200%, 9/01/28	9/24 at 100.00	N/R	941,888

3,800	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.125%, 11/01/29	No Opt. Call	A	5,125,516

450	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	522,819

250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A	315,470

NUVEEN	169

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$7,000	Northern California Gas Authority 1, Gas Project Revenue Bonds, Index Series 2007B, 1.139%, 7/01/27	No Opt. Call	A	$6,398,420

	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
500	5.000%, 8/15/24	No Opt. Call	N/R	629,205
680	5.000%, 8/15/25	No Opt. Call	N/R	851,244
760	5.000%, 8/15/27	8/25 at 100.00	N/R	935,978

690	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19	No Opt. Call	Ba1	753,287

880	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	961,822

2,550	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 4.000%, 9/01/18	No Opt. Call	N/R	2,666,076

	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
425	4.000%, 9/01/20	No Opt. Call	N/R	472,579
440	4.000%, 9/01/21	No Opt. Call	N/R	493,310
455	4.000%, 9/01/22	No Opt. Call	N/R	511,820
475	4.000%, 9/01/23	No Opt. Call	N/R	538,493
495	4.000%, 9/01/24	No Opt. Call	N/R	563,557
515	5.000%, 9/01/25	9/24 at 100.00	N/R	618,906
540	5.000%, 9/01/26	9/24 at 100.00	N/R	644,549

2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,828,331

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016:
100	5.000%, 9/01/26	No Opt. Call	N/R	124,626
250	5.000%, 9/01/28	9/26 at 100.00	N/R	306,923

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
20	1.800%, 10/01/16	9/16 at 100.00	N/R	20,033
35	2.150%, 10/01/17	10/16 at 100.00	N/R	35,041
50	2.500%, 10/01/18	10/16 at 100.00	N/R	50,087
70	3.050%, 10/01/19	10/16 at 100.00	N/R	70,167
85	3.450%, 10/01/20	10/16 at 100.00	N/R	85,244
105	3.850%, 10/01/21	10/16 at 100.00	N/R	105,352
135	4.150%, 10/01/22	10/16 at 100.00	N/R	135,475
155	4.400%, 10/01/23	10/16 at 100.00	N/R	155,578
175	4.550%, 10/01/24	10/16 at 100.00	N/R	175,653
205	4.650%, 10/01/25	10/16 at 100.00	N/R	205,740
230	4.800%, 10/01/26	10/16 at 100.00	N/R	230,863
260	4.900%, 10/01/27	10/16 at 100.00	N/R	260,972
290	5.050%, 10/01/28	10/16 at 100.00	N/R	291,137
325	5.100%, 10/01/29	10/16 at 100.00	N/R	326,251
360	5.200%, 10/01/30	10/16 at 100.00	N/R	361,415
395	5.250%, 10/01/31	10/16 at 100.00	N/R	396,541
440	5.350%, 10/01/32	10/16 at 100.00	N/R	441,729
480	5.400%, 10/01/33	10/16 at 100.00	N/R	481,877

170	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	$625,625

345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	425,006

	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	551,530
500	4.250%, 9/01/24	No Opt. Call	N/R	557,045
750	5.000%, 9/01/25	9/24 at 100.00	N/R	872,992

125	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	137,886

340	Riverside Unified School District Finance Authority, Riverside County, California, Special Tax Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/24 – BAM Insured	No Opt. Call	AA	426,591

	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,140	5.000%, 9/01/22	No Opt. Call	N/R	1,358,641
1,385	5.000%, 9/01/24	No Opt. Call	N/R	1,696,528
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,854,754
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	2,010,990
805	5.000%, 9/01/27	9/25 at 100.00	N/R	969,622

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Packard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,044,151
365	5.000%, 9/01/31	9/26 at 100.00	N/R	395,357

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/23	No Opt. Call	N/R	1,203,200
2,005	5.000%, 9/01/24	No Opt. Call	N/R	2,439,263
1,800	5.000%, 9/01/25	No Opt. Call	N/R	2,203,668
1,000	5.000%, 9/01/27	9/25 at 100.00	N/R	1,204,500

1,000	Sacramento, California, Special Tax Bonds, Community Facilities District 97-01 North Natomas, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	BBB+	1,252,260

1,065	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F, 5.000%, 9/01/24	No Opt. Call	BBB+	1,318,640

	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	478,352
585	5.000%, 9/01/24	No Opt. Call	N/R	706,867
500	5.000%, 9/01/25	9/24 at 100.00	N/R	592,755
655	5.000%, 9/01/26	9/24 at 100.00	N/R	771,256
1,250	5.000%, 9/01/27	9/24 at 100.00	N/R	1,460,250

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	No Opt. Call	BB+	3,059,900
500	8.000%, 12/01/26	12/21 at 100.00	BB+	659,850
4,000	7.000%, 12/01/26	No Opt. Call	BB+	4,992,080

NUVEEN	171

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
$200	4.000%, 9/01/23	No Opt. Call	N/R	$231,028
100	5.000%, 9/01/24	No Opt. Call	N/R	124,182
500	5.000%, 9/01/25	No Opt. Call	N/R	626,125
300	5.000%, 9/01/26	9/25 at 100.00	N/R	370,053
500	5.000%, 9/01/27	9/25 at 100.00	N/R	611,365
1,000	5.000%, 9/01/28	9/25 at 100.00	N/R	1,207,520
500	5.000%, 9/01/29	9/25 at 100.00	N/R	604,220

1,425	San Fernando Redevelopment Agency, California, Tax Allocation Bonds, Civic Center Redevelopment Project 3, Series 2006, 4.500%, 9/15/17 (Pre-refunded 9/15/16)	9/16 at 100.00	A– (4)	1,432,553

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A–	444,506
400	5.000%, 8/01/24	No Opt. Call	A–	501,440
350	5.000%, 8/01/25	8/24 at 100.00	A–	434,605

500	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/27	8/22 at 100.00	N/R	582,590

	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016:
900	5.000%, 9/01/27	9/26 at 100.00	N/R	1,088,496
1,255	5.000%, 9/01/30	9/26 at 100.00	N/R	1,493,739

4,585	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29	1/25 at 100.00	BBB–	5,431,208

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A:
160	5.000%, 8/01/17 – NPFG Insured	10/16 at 100.00	AA–	160,602
100	5.000%, 8/01/18 – NPFG Insured	10/16 at 100.00	AA–	100,375

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	293,158

8,405	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 1.896%, 11/01/38	No Opt. Call	A	7,747,393

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	149,023

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	10/16 at 100.00	AA–	100,264

805	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006, 5.100%, 9/01/16	No Opt. Call	N/R	806,489

1,460	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	10/16 at 100.00	AA–	1,464,920

10,080	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	10/16 at 100.00	B+	10,084,939

	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
400	5.000%, 9/01/23	No Opt. Call	BBB+	485,712
385	5.000%, 9/01/24	No Opt. Call	BBB+	475,279
865	5.000%, 9/01/26	9/25 at 100.00	BBB+	1,076,683
1,000	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,237,230

172	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
$250	5.000%, 9/01/26	9/25 at 100.00	N/R	$304,448
225	5.000%, 9/01/28	9/25 at 100.00	N/R	271,953

340	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.375%, 12/01/20	No Opt. Call	A+	398,728

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26	1/21 at 100.00	A–	3,859,850

195	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	212,412

450	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	502,929

1,040	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/21	7/17 at 100.00	Baa1	1,077,450

340	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	376,128

9,260	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,450,743

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Refunding Series 2015.:
680	5.000%, 9/01/26	3/25 at 100.00	N/R	824,894
735	5.000%, 9/01/27	3/25 at 100.00	N/R	884,190
795	5.000%, 9/01/28	3/25 at 100.00	N/R	951,814
930	5.000%, 9/01/30	3/25 at 100.00	N/R	1,103,147
1,010	5.000%, 9/01/31	3/25 at 100.00	N/R	1,192,083
389,754	Total California			427,390,320

	Colorado – 2.6%

500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB–	603,285

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
1,655	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	AA	1,693,810
1,235	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,262,602

415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba2	434,414

275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A	327,726

625	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26	7/25 at 100.00	BB+	657,888

4,650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Brighton School Project, Series 2006, 6.000%, 11/01/36	11/16 at 100.00	N/R	4,672,367

100	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22 (Pre-refunded 6/15/17)	6/17 at 100.00	A (4)	103,695

360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 4.750%, 7/15/29	7/19 at 100.00	BBB	374,710

NUVEEN	173

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	$552,240

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A	586,025

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	BBB	1,076,750

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24	No Opt. Call	BB+	533,030

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BB+	572,392
1,160	5.000%, 12/15/28	12/25 at 100.00	BB+	1,282,403

470	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	494,811

	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
1,275	5.000%, 10/01/25	No Opt. Call	Baa2	1,552,874
470	5.000%, 10/01/34	10/25 at 100.00	Baa2	550,624

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	1,135,340

1,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27	2/26 at 100.00	N/R	1,282,338

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22 (7)	No Opt. Call	N/R	803,720

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
2,000	5.000%, 12/01/25	No Opt. Call	BBB+	2,314,300
505	4.000%, 12/01/26	12/22 at 100.00	BBB+	544,269

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	620,038

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,500	5.000%, 6/01/23	No Opt. Call	A–	1,781,175
3,520	5.000%, 6/01/25	No Opt. Call	A–	4,290,598

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25	No Opt. Call	N/R	733,481
750	5.500%, 12/01/30	12/25 at 100.00	N/R	790,822

50	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.000%, 12/01/18 – RAAI Insured	12/17 at 100.00	AA	51,348

1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	1,071,380

1,500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.850%, 12/01/26 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (4)	1,527,075

535	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	552,783

174	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	$1,557,630

295	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 5.000%, 12/01/30 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	297,186

585	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB+	668,871

485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB–	518,242

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
750	5.000%, 9/01/19	No Opt. Call	A3	844,028
665	5.000%, 9/01/20	No Opt. Call	A3	768,501

80	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%, 9/01/16 – NPFG Insured	No Opt. Call	AA–	80,323

3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007CD-2, 2.390%, 9/01/39 (Mandatory put 9/01/17) – NPFG Insured	3/17 at 100.00	AA–	3,005,970

	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
175	5.000%, 12/01/18	No Opt. Call	N/R	185,327
200	5.000%, 12/01/19	No Opt. Call	N/R	214,998
430	5.000%, 12/01/20	No Opt. Call	N/R	464,981
850	5.000%, 12/01/24	12/22 at 100.00	N/R	926,474

200	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/22 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	AA (4)	210,668

789	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (4)	802,957

5,315	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 5.250%, 12/01/24	No Opt. Call	N/R	5,846,075

580	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 103.00	N/R	585,922

1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,500,392

2,280	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	2,389,622

3,325	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	3,291,717

3,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	3,113,700

675	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.000%, 12/01/25	12/21 at 103.00	N/R	683,822

740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	769,348

4,660	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/27	12/17 at 100.00	N/R	4,741,736

NUVEEN	175

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,285	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	10/16 at 100.00	N/R	$1,287,981

	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A:
1,000	5.000%, 12/01/24	No Opt. Call	BBB	1,232,360
1,000	5.000%, 12/01/26	12/25 at 100.00	BBB	1,232,650
3,650	5.000%, 12/01/28	12/25 at 100.00	BBB	4,444,167
1,350	5.000%, 12/01/30	12/25 at 100.00	BBB	1,627,006
1,000	5.000%, 12/01/31	12/25 at 100.00	BBB	1,200,580

1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/18	No Opt. Call	N/R	1,595,220

100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010B, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	102,722

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
4,220	5.250%, 12/15/21	12/16 at 100.00	N/R	4,262,706
1,250	5.400%, 12/15/31	12/16 at 100.00	N/R	1,260,963

2,000	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	2,121,920

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,195	6.125%, 11/15/23	No Opt. Call	A	2,799,788
440	6.250%, 11/15/28	No Opt. Call	A	591,008

200	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 4.250%, 12/01/28	12/24 at 100.00	N/R	212,172

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
215	5.375%, 1/15/25	7/20 at 100.00	BBB+	244,036
800	6.000%, 1/15/26	7/20 at 100.00	BBB+	932,064

940	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17	No Opt. Call	N/R	873,777

1,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,024,050

250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/16 – RAAI Insured	No Opt. Call	AA	253,548

1,000	Tablerock Metropolitan District, Jefferson County, Colorado, Limited Tax, General Obligation Improvement Bonds, Refunding Series 2007, 4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,040,050

506	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	508,181
89,955	Total Colorado			97,145,752

	Connecticut – 0.6%

8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B3	8,659,827

75	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 4.375%, 7/01/18 – RAAI Insured	10/16 at 100.00	AA	75,209

176	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$1,850	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/16 at 100.00	Ba1	$1,854,477

10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index, Series 2015C, 1.950%, 6/15/24 (UB)	No Opt. Call	AA–	10,011,100
20,585	Total Connecticut			20,600,613

	Delaware – 0.1%

2,040	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25	3/25 at 100.00	N/R	2,114,440

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB	933,094
2,870	Total Delaware			3,047,534

	District of Columbia – 0.3%

8,555	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.250%, 10/01/32	No Opt. Call	BBB	9,180,542

725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB+	841,500

1,770	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,857,243
11,050	Total District of Columbia			11,879,285

	Florida – 10.3%

500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	517,635

3,175	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.250%, 11/01/25	No Opt. Call	N/R	3,249,454

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
230	4.250%, 11/01/21	No Opt. Call	N/R	234,814
725	5.500%, 11/01/30	11/26 at 100.00	N/R	749,628

925	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	925,610

1,385	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,559,011

	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015:
750	4.250%, 11/01/21	No Opt. Call	N/R	764,265
775	4.750%, 11/01/26	11/25 at 100.00	N/R	797,901
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,171,615

885	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	925,790

1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	1,033,780

510	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	BBB	523,454

NUVEEN	177

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
$3,225	4.000%, 11/01/25	No Opt. Call	N/R	$3,370,157
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,264,752

815	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB–	975,262

490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB–	512,947

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,005	3.375%, 5/01/21	No Opt. Call	A3	1,064,878
1,040	3.600%, 5/01/22	No Opt. Call	A3	1,118,499
1,080	3.750%, 5/01/23	No Opt. Call	A3	1,176,282
1,125	3.875%, 5/01/24	No Opt. Call	A3	1,240,650
1,165	4.000%, 5/01/25	5/24 at 100.00	A3	1,284,331
1,220	4.125%, 5/01/26	5/24 at 100.00	A3	1,346,587
1,070	4.250%, 5/01/27	5/24 at 100.00	A3	1,184,019

930	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	951,120

500	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.100%, 5/01/26	No Opt. Call	N/R	513,370

750	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 3.500%, 5/01/22	No Opt. Call	N/R	760,440

420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	A	462,076

3,595	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BB+	3,910,246

2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/16 at 100.00	B3	2,316,491

970	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/26 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,141,962

	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015:
230	3.750%, 7/01/19	No Opt. Call	N/R	235,695
500	4.000%, 7/01/20	No Opt. Call	N/R	515,460
580	4.250%, 7/01/21	No Opt. Call	N/R	603,496
550	4.500%, 7/01/22	No Opt. Call	N/R	572,897
1,230	4.750%, 7/01/24	No Opt. Call	N/R	1,299,766

	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F:
120	5.500%, 10/01/17 – NPFG Insured	10/16 at 100.00	AA–	120,038
200	5.125%, 10/01/21 – NPFG Insured	10/16 at 100.00	AA–	200,012

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24	1/21 at 103.00	N/R	645,845

280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50	10/16 at 100.00	N/R	280,073

178	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$7,135	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	$7,830,734

1,000	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A, 3.500%, 7/01/25	No Opt. Call	A	1,022,330

1,000	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	1,036,670

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,350	4.750%, 5/01/24	No Opt. Call	N/R	1,410,156
1,775	5.000%, 5/01/34	5/24 at 100.00	N/R	1,854,520

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
285	4.250%, 6/01/17	No Opt. Call	A+	293,750
265	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	272,651

230	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/22	No Opt. Call	AA–	277,904

2,250	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	2,675,587

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
4,780	4.500%, 6/01/23	No Opt. Call	BBB–	5,170,861
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	560,840
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,141,220

3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24	No Opt. Call	N/R	3,594,000

11,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	10/16 at 100.00	N/R	11,022,220

2,395	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	10/16 at 100.00	N/R	2,396,605

630	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	641,315

2,130	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,226,276

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
945	4.500%, 5/01/25	No Opt. Call	N/R	992,656
1,740	4.625%, 5/01/26	No Opt. Call	N/R	1,835,770

	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015:
980	3.750%, 5/01/20	No Opt. Call	N/R	998,992
2,750	4.250%, 5/01/25	5/22 at 100.00	N/R	2,828,017

1,890	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,972,442

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	374,650

NUVEEN	179

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,270	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	$1,494,384

465	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	485,148

1,005	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	1,030,648

1,315	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,332,897

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,522,920

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,755,222

2,210	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.000%, 7/15/26 (WI/DD, Settling 8/10/16)	No Opt. Call	N/R	2,215,348

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
330	5.000%, 6/15/24	No Opt. Call	N/R	346,408
2,500	5.625%, 6/15/29	6/24 at 100.00	N/R	2,652,325

2,730	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25	No Opt. Call	N/R	2,859,402

1,120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB–	1,244,197

5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,477,796

1,750	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 5.750%, 6/15/29	6/24 at 100.00	N/R	1,843,380

50	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 4.250%, 4/01/17 (ETM)	No Opt. Call	A– (4)	51,248

	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,750	5.000%, 10/01/24	No Opt. Call	BBB+	2,143,942
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,551,850
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,467,920

105	Florida Municipal Loan Council, Infrastructure Improvement Revenue Bonds, 9B Design-Build-Finance Project, Series 2012, 1.750%, 8/15/16	No Opt. Call	AA–	105,057

1,255	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,401,408

765	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	793,565

745	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	824,670

395	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	10/16 at 100.00	N/R	395,170

775	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	801,017

180	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$875	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	$904,374

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,025,730

1,505	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,560,715

1,900	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,955,993

5,945	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	6,352,708

1,245	Harrison Ranch Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/38	5/17 at 100.00	A–	1,269,377

435	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	451,922

595	Highlands Community Development District, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 4.000%, 5/01/23	No Opt. Call	N/R	608,405

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	392,833
390	3.000%, 5/01/20	No Opt. Call	A–	406,485
405	3.250%, 5/01/21	No Opt. Call	A–	428,166

124	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	134,503

1,200	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	1,256,436

4,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	4,158,280

305	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	323,358

2,215	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	2,405,047

155	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	166,906

4,380	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	4,777,704

280	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012, 5.000%, 11/01/24	11/22 at 100.00	N/R	294,098

1,000	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	1,055,920

	Lakewood Ranch Stewardship District, Florida, Special Assessment Bonds, Lakewood Ranch South Project, Series 2016:
1,535	4.000%, 5/01/21	No Opt. Call	N/R	1,589,707
1,660	4.250%, 5/01/26	No Opt. Call	N/R	1,734,219

NUVEEN	181

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
$910	4.250%, 5/01/25	No Opt. Call	N/R	$971,935
735	4.875%, 5/01/35	No Opt. Call	N/R	782,113

364	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2016, 3.750%, 5/01/23	No Opt. Call	N/R	374,494

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,855	5.250%, 6/15/27	6/17 at 100.00	BB	6,956,934
5,000	5.375%, 6/15/37	6/17 at 100.00	BB	5,062,800

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007:
2,000	5.000%, 11/15/16	No Opt. Call	BBB	2,022,520
3,500	5.000%, 11/15/22	5/17 at 100.00	BBB	3,611,685
2,110	5.000%, 11/15/29	5/17 at 100.00	BBB	2,167,455

1,050	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,126,356

	Manatee County School Board, Florida, Certificates of Participation, Series 2011A:
790	4.500%, 7/01/18	No Opt. Call	BBB+	829,192
1,225	5.000%, 7/01/20	No Opt. Call	BBB+	1,358,060

25,560	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	26,793,781

1,735	Martin County School Board, Florida, Certificates of Participation, Refunding Series 2014A, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	2,138,179

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
295	4.000%, 5/01/19	No Opt. Call	A–	307,995
305	4.200%, 5/01/20	No Opt. Call	A–	324,175
1,315	5.100%, 5/01/31	5/22 at 100.00	A–	1,438,649

450	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014, 5.000%, 11/15/23	No Opt. Call	Baa1	548,874

335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	412,542

500	Miami, Florida, Limited Ad Valorem Tax Refunding Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2007A, 5.000%, 1/01/22 – NPFG Insured	1/17 at 100.00	AA–	509,045

5,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30	No Opt. Call	A1	5,817,050

1,770	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/26	7/24 at 100.00	A	2,173,259

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pinecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB–	870,690

1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25	No Opt. Call	N/R	1,052,340

182	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$6,085	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B, 4.250%, 5/01/24	5/23 at 100.00	N/R	$6,659,607

9,480	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 4.250%, 5/01/24	5/23 at 100.00	N/R	10,375,196

565	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	618,178

3,730	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	4,054,659

1,225	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,300,509

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
1,270	3.750%, 8/01/19	No Opt. Call	N/R	1,292,479
2,500	4.500%, 8/01/24	No Opt. Call	N/R	2,613,850

3,145	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,274,857

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
500	3.500%, 11/01/20	No Opt. Call	N/R	509,175
375	4.250%, 11/01/25	No Opt. Call	N/R	389,003

500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A–	544,405

935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	977,552

1,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/19	No Opt. Call	AA	1,051,050

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014:
1,170	5.000%, 12/01/23	No Opt. Call	BBB+	1,414,799
2,335	5.000%, 12/01/24	No Opt. Call	BBB+	2,868,641

750	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/21	No Opt. Call	BBB+	864,045

775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	A	955,575

1,650	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Entrance Fee Series 2014C, 6.000%, 6/01/21	No Opt. Call	N/R	1,701,991

3,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project, Series 2007, 5.750%, 11/15/26 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	3,520,902

	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 20016:
550	3.000%, 5/01/24	No Opt. Call	BBB	567,111
565	3.000%, 5/01/25	No Opt. Call	BBB	579,684
1,925	3.750%, 5/01/31	5/26 at 100.00	BBB	2,013,877

555	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	11/16 at 100.00	BBB–	557,054

NUVEEN	183

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$75	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-2, 7.400%, 11/01/19	No Opt. Call	N/R	$78,894

	Parklands Lee Community Development District, Florida, Special Assessment Bonds, Series 2013A-1:
145	3.125%, 5/01/20	No Opt. Call	A–	148,365
145	3.250%, 5/01/21	No Opt. Call	A–	148,753
155	3.375%, 5/01/22	No Opt. Call	A–	160,402

495	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	529,502

760	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	789,245

1,770	Pinellas County Educational Facilities Authority, Florida, Revenue Bonds, Eckerd College Project, Series 2006, 5.250%, 10/01/29 (Pre-refunded 10/01/16) – ACA Insured	10/16 at 100.00	N/R (4)	1,784,585

620	Pompano Beach, Florida, Revenue Bonds, John Knox Village Project, Series 2015, 5.000%, 9/01/23	No Opt. Call	A–	746,517

1,305	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/27 – NPFG Insured	7/17 at 100.00	AA–	1,354,825

880	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	918,456

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
1,630	4.000%, 5/01/20	No Opt. Call	N/R	1,672,413
3,820	5.000%, 5/01/25	No Opt. Call	N/R	4,168,537

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
420	3.500%, 5/01/19	No Opt. Call	N/R	426,405
995	4.250%, 5/01/25	No Opt. Call	N/R	1,037,357

1,000	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	1,019,420

475	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	489,744

315	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	342,099

380	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 0.000%, 11/01/22	No Opt. Call	N/R	372,522

7,050	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007, 5.625%, 7/01/27	7/17 at 100.00	N/R	7,116,763

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
1,440	5.750%, 10/01/22	10/17 at 100.00	BBB	1,509,955
8,035	5.500%, 10/01/24	10/17 at 100.00	BBB	8,402,119
4,315	5.250%, 10/01/27	10/17 at 100.00	BBB	4,491,915

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
1,510	3.625%, 11/01/20	No Opt. Call	N/R	1,555,542
2,000	4.500%, 11/01/25	No Opt. Call	N/R	2,108,640

184	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015:
$360	3.625%, 5/01/20	No Opt. Call	N/R	$364,889
535	4.375%, 5/01/25	5/24 at 101.00	N/R	551,815

530	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	546,292

2,200	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	10/16 at 100.00	N/R	2,201,474

1,075	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,109,239

315	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A1, 3.500%, 5/01/32	5/26 at 100.00	BBB	313,286

475	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	480,657

	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1:
1,275	5.000%, 3/01/19	No Opt. Call	BBB+	1,381,845
2,000	5.000%, 3/01/21	No Opt. Call	BBB+	2,259,800
1,000	5.000%, 3/01/22	No Opt. Call	BBB+	1,146,120
1,000	5.000%, 3/01/23	No Opt. Call	BBB+	1,161,430
1,925	5.000%, 3/01/24	No Opt. Call	BBB+	2,263,761
4,370	5.000%, 3/01/30	3/24 at 100.00	BBB+	4,992,594

830	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	875,160

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013:
500	3.500%, 5/01/18	No Opt. Call	N/R	510,600
1,185	4.000%, 5/01/25	5/23 at 100.00	N/R	1,267,393

945	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	1,102,257

2,325	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	2,461,570

	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
750	4.000%, 11/01/20	No Opt. Call	N/R	769,658
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,277,706

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A–	605,290

1,910	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B, 5.000%, 7/01/28	7/24 at 100.00	A–	2,296,832

790	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	845,900

390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	401,950

7,565	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	10/16 at 100.00	N/R	7,574,229

NUVEEN	185

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,445	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	$1,638,587

400	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	407,688

	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1:
315	4.250%, 11/01/20	No Opt. Call	N/R	320,427
250	5.000%, 11/01/26	No Opt. Call	N/R	258,705

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
440	3.625%, 11/01/20	No Opt. Call	N/R	451,849
530	4.375%, 11/01/25	No Opt. Call	N/R	557,465

470	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	483,221

400	Tuscany Reserve Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.550%, 5/01/36	10/16 at 100.00	N/R	400,164

355	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26 (WI/DD, Settling 8/11/16)	No Opt. Call	N/R	355,845

350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	359,821

615	Venetian Park Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	810,828

1,425	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	No Opt. Call	N/R	1,595,729

1,180	Village Community Development District 11, Florida, Special Assessment Bonds, Series 2014, 3.250%, 5/01/19	No Opt. Call	N/R	1,199,871

	Village Community Development District 7, Sumter County, Florida, Special Assessment Revenue Bonds, Refunding Series 2015:
835	4.000%, 5/01/24	No Opt. Call	A	939,492
690	4.000%, 5/01/25	No Opt. Call	A	783,329
2,470	4.000%, 5/01/26	5/25 at 100.00	A	2,731,746

	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B:
650	5.000%, 10/15/24	No Opt. Call	A–	803,211
400	5.000%, 10/15/25	4/25 at 100.00	A–	494,936

2,005	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	2,104,869

45	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	5/17 at 100.00	AA–	45,397

	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
350	4.000%, 11/01/20	No Opt. Call	N/R	357,819
400	4.375%, 11/01/25	No Opt. Call	N/R	415,640

525	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	546,236

186	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	$1,036,969

560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	578,889

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
570	4.000%, 5/01/22	No Opt. Call	N/R	582,705
975	5.000%, 5/01/29	5/28 at 100.00	N/R	1,007,351
361,178	Total Florida			385,757,115

	Georgia – 0.7%

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016:
600	5.000%, 1/01/26	No Opt. Call	A+	759,168
600	5.000%, 1/01/27	1/26 at 100.00	A+	755,046
550	5.000%, 1/01/30	1/26 at 100.00	A+	677,765

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
940	5.000%, 7/15/21	No Opt. Call	Baa2	1,077,118
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,138,345
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,212,952
750	5.000%, 7/15/24	No Opt. Call	Baa2	882,045
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,163,650
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,157,340
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,142,100

1,200	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	1,335,276

4,955	Fulton County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East, Series 2007A, 1.507%, 11/15/28	No Opt. Call	AA+	4,767,602

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	586,242

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
395	5.000%, 7/01/17	No Opt. Call	N/R	403,248
2,500	5.000%, 7/01/27	7/17 at 100.00	N/R	2,535,275

545	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/27	3/17 at 100.00	BB+	546,717

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
490	5.500%, 7/15/23	7/21 at 100.00	N/R	509,250
958	5.500%, 7/15/30	7/21 at 100.00	N/R	996,829
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,094,346

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A	375,580
830	5.000%, 3/15/22	No Opt. Call	A	959,978

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	140,134

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014:
1,900	5.000%, 4/01/27	4/24 at 100.00	Baa2	2,292,654
925	5.000%, 4/01/33	4/24 at 100.00	Baa2	1,085,506
25,230	Total Georgia			27,594,166

NUVEEN	187

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam – 1.3%

$1,000	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.000%, 11/01/26	No Opt. Call	A–	$1,208,700

2,200	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Series 2006B, 4.500%, 10/01/26 (Pre-refunded 10/01/16) – ACA Insured	10/16 at 100.00	N/R (4)	2,215,356

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
2,000	6.625%, 12/01/30	12/20 at 100.00	B+	2,202,060
600	6.875%, 12/01/40	12/20 at 100.00	B+	665,778

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
410	5.000%, 7/01/19	No Opt. Call	A–	454,231
385	5.000%, 7/01/21	No Opt. Call	A–	444,744
400	5.000%, 7/01/22	No Opt. Call	A–	469,636
1,750	5.000%, 7/01/23	No Opt. Call	A–	2,080,977
2,200	5.000%, 7/01/24	No Opt. Call	A–	2,647,370

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	A–	400,096
1,000	5.000%, 7/01/28	7/23 at 100.00	A–	1,164,900

1,190	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	1,319,686

	Guam Government, General Obligation Bonds, 2009 Series A:
5,525	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	6,607,182
3,525	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	4,244,065

	Guam Government, General Obligation Bonds, Series 2007A:
3,000	5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (4)	3,171,840
2,275	5.125%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (4)	2,408,975

2,010	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+	2,230,055

675	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.000%, 10/01/18	No Opt. Call	BBB	737,228

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	3,748,290

5,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/30	10/20 at 100.00	BBB	5,671,800

1,500	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,796,865

	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/23	No Opt. Call	BBB	1,191,580
1,000	5.000%, 10/01/25	10/24 at 100.00	BBB	1,202,970
42,245	Total Guam			48,284,384

	Hawaii – 0.8%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,335	5.000%, 7/01/20	No Opt. Call	BB+	1,410,775
1,555	5.750%, 7/01/23	No Opt. Call	BB+	1,741,009
1,575	6.250%, 7/01/27	7/23 at 100.00	BB+	1,782,286

19,375	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	19,767,537

188	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$240	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BBB	$249,934

4,510	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27 (Alternative Minimum Tax)	10/16 at 100.00	BB–	4,528,175

230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	242,627
28,820	Total Hawaii			29,722,343

	Idaho – 0.4%

1,000	Canyon County School District 131 Nampa, Idaho, General Obligation Bonds, Series 2006, 5.000%, 7/30/21 – NPFG Insured	No Opt. Call	AA–	1,042,600

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
710	5.000%, 9/01/22	No Opt. Call	BB+	822,258
1,835	5.000%, 9/01/26	No Opt. Call	BB+	2,203,725
2,090	5.000%, 9/01/27	9/26 at 100.00	BB+	2,489,608
1,045	5.000%, 9/01/28	9/26 at 100.00	BB+	1,239,757
1,000	5.000%, 9/01/30	9/26 at 100.00	BB+	1,176,780
1,000	5.000%, 9/01/31	9/26 at 100.00	BB+	1,172,020

1,320	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB+	1,376,087

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
25	5.250%, 9/01/26 (Pre-refunded 9/01/16)	9/16 at 100.00	BB+ (4)	25,105
1,500	5.250%, 9/01/30 (Pre-refunded 9/01/16)	9/16 at 100.00	BB+ (4)	1,506,315

3,585	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24 (WI/DD, Settling 8/17/16)	No Opt. Call	Ba1	3,585,000
15,110	Total Idaho			16,639,255

	Illinois – 10.4%

3,245	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	11/17 at 100.00	N/R	3,284,167

6,865	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	6,881,957

1,235	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,345,211

15,405	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 3.490%, 6/15/23	12/16 at 100.00	N/R	15,435,656

3,180	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2007B, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	B+	3,296,324

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
1,500	5.000%, 12/01/16	No Opt. Call	B+	1,492,575
1,870	5.000%, 12/01/17	No Opt. Call	B+	1,829,365

5,675	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.000%, 12/01/22	No Opt. Call	B+	5,457,534

1,490	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2009F, 5.000%, 12/01/16 (ETM)	No Opt. Call	B+ (4)	1,512,708

NUVEEN	189

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$10,300	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011C-1, 0.960%, 3/01/32	10/16 at 100.00	B+	$10,297,631

12,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2013A-1, 7.500%, 3/01/26	10/16 at 100.00	B+	12,256,650

20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	B+	21,206,400

630	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	10/16 at 100.00	AA–	638,807

5,860	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Series 2005B, 5.000%, 12/01/21 – AMBAC Insured	No Opt. Call	B+	5,874,357

4,900	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/22 – NPFG Insured	No Opt. Call	AA–	3,973,214

500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/25 – NPFG Insured	No Opt. Call	AA–	354,765

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	9/16 at 100.00	N/R	1,201,236

343	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	3/17 at 100.00	Ba3	351,197

480	Chicago, Illinois, General Obligation Bonds, Direct Access Bond Program Series 2006B-1, 4.300%, 1/01/24 – AMBAC Insured	10/16 at 100.00	BBB+	481,382

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,650	5.000%, 1/01/25	No Opt. Call	BBB+	2,789,390
795	5.000%, 1/01/26	1/25 at 100.00	BBB+	829,948

5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	BBB+	6,192,556

1,975	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	No Opt. Call	BBB+	1,993,466

1,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/33	No Opt. Call	BBB+	1,020,830

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A:
1,870	5.000%, 1/01/22	No Opt. Call	BBB+	1,938,891
1,170	5.000%, 1/01/25	No Opt. Call	BBB+	1,197,261

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,000	5.000%, 1/01/23	1/22 at 100.00	BBB+	3,141,870
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,553,190

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,330	5.000%, 1/01/24	No Opt. Call	BBB+	6,682,897
1,065	5.000%, 1/01/25	No Opt. Call	BBB+	1,121,019
10,140	5.000%, 1/01/26	No Opt. Call	BBB+	10,596,807

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
5,565	5.000%, 1/01/26	1/25 at 100.00	BBB+	5,809,637
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB+	5,278,200

921	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	10/16 at 100.00	N/R	925,448

2,750	Chicago, Illinois, Tax Increment Allocation Bonds, Chicago Pilsen Redevelopment Project, Series 2014, 5.000%, 6/01/22	No Opt. Call	A	3,168,770

190	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,190	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.250%, 11/15/22	No Opt. Call	AA–	$2,549,861

2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,756,913

300	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	No Opt. Call	AA	307,188

1,385	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	1,474,429

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
1,095	5.000%, 12/01/16	No Opt. Call	BBB	1,109,005
350	5.000%, 12/01/21	12/16 at 100.00	BBB	353,336
420	5.000%, 12/01/26	12/16 at 100.00	BBB	422,940
420	5.000%, 12/01/36	12/16 at 100.00	BBB	422,285

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
335	4.500%, 12/01/20	No Opt. Call	N/R	338,585
815	5.250%, 12/01/25	No Opt. Call	N/R	846,141
1,815	5.500%, 12/01/30	12/25 at 100.00	N/R	1,872,626

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
2,335	6.875%, 10/01/31	10/21 at 100.00	BB+	2,590,963
455	7.125%, 10/01/41	10/21 at 100.00	BB+	508,740

	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
920	5.000%, 9/01/20	No Opt. Call	BBB	1,015,008
1,080	5.000%, 9/01/25	No Opt. Call	BBB	1,250,942
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,116,470

2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	2,011,060

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	BBB	422,705
800	5.000%, 9/01/23	No Opt. Call	BBB	953,304
1,495	5.000%, 9/01/25	9/24 at 100.00	BBB	1,792,370
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB	1,191,040
1,400	5.000%, 9/01/27	9/24 at 100.00	BBB	1,657,670
800	5.000%, 9/01/29	9/24 at 100.00	BBB	938,280

65	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 4.900%, 11/15/17	10/16 at 100.00	N/R	65,528

695	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Refunding Series 2016, 5.000%, 5/15/26	No Opt. Call	BBB–	841,430

1,235	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,254,958

765	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	796,893

225	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	253,940

NUVEEN	191

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$130	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	$155,511

	Illinois Finance Authority, Revenue Bonds, DePaul University Series 2016:
1,300	5.000%, 10/01/31	10/26 at 100.00	A	1,608,711
600	5.000%, 10/01/32	10/26 at 100.00	A	739,428

1,845	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.375%, 2/15/25	10/16 at 100.00	BB–	1,846,458

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
100	5.000%, 4/01/19	10/16 at 100.00	Baa3	100,141
5,765	5.000%, 4/01/22	10/16 at 100.00	Baa3	5,770,477
1,000	5.000%, 4/01/26	10/16 at 100.00	Baa3	1,000,570

	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
680	5.000%, 9/01/26	No Opt. Call	A–	832,334
500	5.000%, 9/01/27	9/26 at 100.00	A–	608,185
1,500	5.000%, 9/01/28	9/26 at 100.00	A–	1,805,310
1,500	3.000%, 9/01/30	9/26 at 100.00	A–	1,464,390
1,500	3.000%, 9/01/31	9/26 at 100.00	A–	1,455,390

370	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	402,727

2,400	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	2,429,400

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
15,000	5.000%, 2/15/28 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	17,542,650
23,775	5.000%, 2/15/29 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	27,668,869
15,250	5.000%, 2/15/30 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	17,673,682
15,000	5.000%, 2/15/31 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	17,340,600

195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22	5/20 at 100.00	BBB	230,121

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
1,000	5.000%, 7/01/20	No Opt. Call	A–	1,137,530
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,165,720
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,208,480

3,635	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009, 6.125%, 5/15/25	5/19 at 100.00	BBB	4,090,029

110	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	126,435

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	199,450
375	5.000%, 8/15/25	No Opt. Call	Baa1	458,674
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,206,310

510	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Refunding Series 2010A, 5.000%, 8/15/17	No Opt. Call	BBB+	527,672

	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B:
2,700	5.000%, 5/01/25	11/16 at 100.00	BBB+	2,717,631
5,005	5.000%, 5/01/30	11/16 at 100.00	BBB+	5,030,976

192	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,135	Illinois Medical District Office Building, Illinois, Certificates of Participation, Series 2002, 5.000%, 6/01/22 – NPFG Insured	10/16 at 100.00	AA–	$1,137,213

	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014:
3,380	5.000%, 6/15/22	No Opt. Call	A	3,763,596
3,200	5.000%, 6/15/23	No Opt. Call	A	3,597,664
4,005	5.000%, 6/15/24	No Opt. Call	A	4,550,000
5,000	5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	5,820,150
500	5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	581,060

5,610	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	A	4,710,044

1,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB+	1,104,030

5,000	Illinois State, General Obligation Bonds, Refunding Series 2008, 5.000%, 4/01/26	4/17 at 100.00	BBB+	5,108,000

120	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	BBB+	128,882

	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	1,172,900
5,000	5.000%, 8/01/24	8/22 at 100.00	BBB+	5,561,300

5,000	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	5,803,650

	Illinois State, General Obligation Bonds, Series 2013:
380	4.000%, 7/01/18	No Opt. Call	BBB+	397,784
5,000	5.250%, 7/01/28	7/23 at 100.00	BBB+	5,595,550
5,000	5.250%, 7/01/29	7/23 at 100.00	BBB+	5,572,650

2,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	AA–	2,546,791

2,073	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,423,296

13,105	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	13,339,711

2,940	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	3,208,246

	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
510	5.000%, 10/01/23	No Opt. Call	BBB+	607,328
500	5.000%, 10/01/24	No Opt. Call	BBB+	602,930

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
1,255	5.250%, 11/01/17	No Opt. Call	AA	1,326,271
1,510	5.750%, 11/01/19	No Opt. Call	AA	1,745,726

2,540	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/17 at 100.00	N/R	2,542,388

2,545	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,668,738

1,640	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,720,590

760	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	797,346

867	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	885,961
364,089	Total Illinois			390,089,582

NUVEEN	193

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 1.5%

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
$1,505	6.000%, 11/15/22	No Opt. Call	N/R	$1,696,436
1,550	7.000%, 11/15/27	No Opt. Call	N/R	1,788,669

55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B+	60,737

1,260	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A, 6.250%, 7/01/23	No Opt. Call	B–	1,317,355

935	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23	No Opt. Call	B–	977,561

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
290	6.000%, 10/01/21	10/19 at 100.00	B–	285,986
1,500	6.625%, 10/01/29	10/19 at 100.00	B–	1,484,910

18,200	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	17,950,660

8,585	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	8,599,079

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	BBB+	1,363,241

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	BBB+	299,315
325	5.000%, 10/01/23	No Opt. Call	BBB+	395,528
550	5.000%, 10/01/24	10/23 at 100.00	BBB+	665,544
1,400	5.000%, 10/01/29	10/23 at 100.00	BBB+	1,643,012

15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	No Opt. Call	A+	17,537

500	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	523,410

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,405	5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	1,665,993
1,250	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	1,469,275

1,000	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/28	No Opt. Call	Baa2	1,108,660

600	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	616,602

710	Monroe County, Indiana, Multifamily Housing Revenue Bonds, Canterbury House Apartments Project, Series 2002, Pass through Certificates Series 2002-1, 5.900%, 11/01/34 (Mandatory put 11/01/22) (Alternative Minimum Tax)	12/16 at 100.00	Baa1	713,529

4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	3,563,055

2,475	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	2,921,787

3,495	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A2	4,138,429
53,580	Total Indiana			55,266,310

194	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 2.5%

$1,000	Coralville, Iowa, Urban Renewal Revenue Bonds, Refunding Series 2007C, 5.000%, 6/01/18	6/17 at 100.00	Ba2	$1,011,010

1,000	Iowa Finance Authority, Health Facilities Revenue Bonds, Mercy Medical Center Project, Series 2012, 5.000%, 8/15/26	No Opt. Call	A	1,172,810

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
35,840	5.000%, 12/01/19	No Opt. Call	B+	37,280,051
18,535	5.500%, 12/01/22	12/18 at 100.00	B+	19,291,413
23,550	5.250%, 12/01/25	12/23 at 100.00	B+	25,482,748

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010:
745	5.000%, 9/01/16	No Opt. Call	BB	746,669
730	5.000%, 9/01/17	No Opt. Call	BB	748,279

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	125,061
60	4.000%, 9/01/17	No Opt. Call	BB	60,863

8,950	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	9,025,001
90,535	Total Iowa			94,943,905

	Kansas – 1.2%

	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B:
1,200	5.000%, 6/01/22 – NPFG Insured	No Opt. Call	AA–	1,374,240
1,400	5.000%, 6/01/25 – NPFG Insured	No Opt. Call	AA–	1,642,144
1,600	5.000%, 6/01/27 – NPFG Insured	6/25 at 100.00	AA–	1,851,728

	Kansas Power Pool, Electric Utility Revenue Bonds, Clay Center Projects, Series 2013A:
100	3.000%, 12/01/18	No Opt. Call	A3	103,719
310	4.000%, 12/01/20	No Opt. Call	A3	339,785

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Refunding & Improvement Series 2007:
3,305	5.250%, 5/15/22	5/17 at 100.00	N/R	3,366,473
500	5.375%, 5/15/27	5/17 at 100.00	N/R	507,560

3,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007A, 5.000%, 5/15/24	5/17 at 100.00	N/R	3,034,680

500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	501,800

	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
35	5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	35,196
7,900	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	7,922,357

	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
1,100	5.250%, 12/15/29	12/22 at 100.00	N/R	1,037,223
1,550	6.100%, 12/15/34	No Opt. Call	N/R	1,475,476

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
4,250	4.375%, 12/15/23	No Opt. Call	N/R	3,987,010
1,200	6.000%, 12/15/32	No Opt. Call	N/R	1,164,636

NUVEEN	195

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	5/19 at 100.00	N/R	$519,235

155	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	175,124

13,950	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	14,514,417
42,555	Total Kansas			43,552,803

	Kentucky – 0.3%

4,475	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	4,527,313

1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,445,231

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
585	5.000%, 7/01/22	No Opt. Call	BBB+	682,438
1,500	5.000%, 7/01/25	No Opt. Call	BBB+	1,821,810

2,015	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	2,111,398
9,905	Total Kentucky			10,588,190

	Louisiana – 1.4%

1,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	10/16 at 100.00	B3	1,255,763

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
1,190	6.250%, 7/01/31	7/21 at 100.00	BB	1,367,191
3,480	6.375%, 7/01/41	7/21 at 100.00	BB	3,959,683

500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%, 1/01/28 (Pre-refunded 1/01/19) – AGM Insured (Alternative Minimum Tax)	1/19 at 100.00	AA (4)	557,650

3,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	4,430,829

150	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – CIFG Insured	10/16 at 100.00	AA	150,375

410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	473,997

165	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	182,975

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
730	5.000%, 5/15/28	5/26 at 100.00	A–	909,288
1,350	5.000%, 5/15/29	5/26 at 100.00	A–	1,665,981

196	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
$400	5.000%, 5/15/23	No Opt. Call	A–	$491,716
300	5.000%, 5/15/24	No Opt. Call	A–	375,435
415	5.000%, 5/15/25	No Opt. Call	A–	523,298
400	5.000%, 5/15/26	5/25 at 100.00	A–	500,920
475	5.000%, 5/15/27	5/25 at 100.00	A–	587,827

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
1,740	6.625%, 12/15/23	No Opt. Call	N/R	1,989,533
770	8.375%, 12/15/43	12/23 at 100.00	N/R	935,419

200	Louisiana Public Facilities Authority, Revenue Bonds, The Oaks of Alexandria, L.L.C. – Louisiana State University at Alexandria Student Housing Project, Series 2006, 4.000%, 10/01/17 – NPFG Insured	10/16 at 100.00	AA–	201,012

4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	2,323,400

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,175	5.000%, 12/01/25	No Opt. Call	A+	1,480,253
595	5.000%, 12/01/26	12/25 at 100.00	A+	744,958

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
450	5.000%, 6/01/22	No Opt. Call	A	536,621
500	5.000%, 6/01/24	No Opt. Call	A	615,040
500	5.000%, 6/01/25	6/24 at 100.00	A	612,010

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
700	5.000%, 6/01/28	6/25 at 100.00	A	853,916
365	5.000%, 6/01/30	6/25 at 100.00	A	441,325

	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014:
2,260	5.000%, 12/01/25	12/24 at 100.00	A–	2,773,585
835	5.000%, 12/01/26	12/24 at 100.00	A–	1,021,172
1,050	5.000%, 12/01/28	12/24 at 100.00	A–	1,265,439

1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,405,937

18,135	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	18,550,473
49,640	Total Louisiana			53,183,021

	Maine – 0.6%

2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,786,313

6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35 (Mandatory put 8/01/25) (Alternative Minimum Tax)	No Opt. Call	B1	7,921,252

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
400	5.000%, 7/01/22	No Opt. Call	BBB	469,144
1,000	5.000%, 7/01/26	7/23 at 100.00	BBB	1,169,430
500	5.000%, 7/01/27	7/23 at 100.00	BBB	581,410

NUVEEN	197

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine (continued)

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
$1,780	5.000%, 7/01/19	No Opt. Call	BBB–	$1,916,295
100	5.250%, 7/01/21	No Opt. Call	BBB–	111,824

9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B3	9,091,721
22,095	Total Maine			24,047,389

	Maryland – 0.8%

700	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	740,894

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
375	5.250%, 9/01/21 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	376,170
100	5.250%, 9/01/23 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	100,312
625	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	626,956

	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	444,158
260	5.000%, 6/15/24	No Opt. Call	BBB+	312,348
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	328,276
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	458,335
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	408,856

2,115	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/27	4/17 at 100.00	N/R	2,138,773

8,810	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	B	8,784,803

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
2,360	5.000%, 12/01/16 (7)	No Opt. Call	N/R	1,414,820
6,000	5.000%, 12/01/31 (7)	12/16 at 100.00	N/R	3,582,600

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R	597,100

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland – Baltimore Project, Refunding Senior Lien Series 2015:
790	4.000%, 7/01/22	No Opt. Call	BBB–	863,138
600	4.000%, 7/01/24	No Opt. Call	BBB–	658,710

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	907,987
1,500	5.000%, 7/01/24	No Opt. Call	BBB	1,839,255
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,473,340
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,216,660

1,700	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30	1/26 at 100.00	N/R	1,772,896
32,065	Total Maryland			30,046,387

198	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 2.7%

$860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A–	$1,055,676

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/27 – ACA Insured	1/17 at 100.00	N/R	754,388

	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A:
750	5.000%, 10/01/30	10/26 at 100.00	Baa2	907,718
2,000	5.000%, 10/01/31	10/26 at 100.00	Baa2	2,404,740

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB–	1,111,861
1,040	4.500%, 1/01/22	No Opt. Call	BBB–	1,169,823
1,080	4.700%, 1/01/23	No Opt. Call	BBB–	1,242,616

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB–	1,174,430

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
100	5.000%, 7/15/19	No Opt. Call	BBB–	110,414
300	5.000%, 7/15/21	No Opt. Call	BBB–	345,858
335	5.000%, 7/15/22	No Opt. Call	BBB–	393,213
325	5.000%, 7/15/23	No Opt. Call	BBB–	387,413
315	5.000%, 7/15/24	7/23 at 100.00	BBB–	373,590

	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Healthcare, Refunding Series 2016I:
1,000	5.000%, 7/01/24	No Opt. Call	A–	1,236,940
1,275	5.000%, 7/01/25	No Opt. Call	A–	1,599,169
845	5.000%, 7/01/26	No Opt. Call	A–	1,072,558
1,150	5.000%, 7/01/27	7/26 at 100.00	A–	1,443,779

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,560	4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,705,459
4,330	5.000%, 7/01/25 (Alternative Minimum Tax)	7/22 at 100.00	AA	4,705,151
5,665	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	6,282,542

125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	AA	141,081

4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (Alternative Minimum Tax)	1/25 at 100.00	AA	5,507,028

200	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Simmons College Issue, Series 2007H, 5.250%, 10/01/21 – SYNCORA GTY Insured	No Opt. Call	BBB+	235,712

90	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20	No Opt. Call	BBB+	92,522

625	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (4)	645,619

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
5,110	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	5,131,258
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	210,737
14,635	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	14,695,443

NUVEEN	199

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$10,550	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001B. ARS, 1.087%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	$9,284,000

39,925	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 1.140%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	35,134,000
102,765	Total Massachusetts			101,554,738

	Michigan – 2.7%

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A:
270	4.750%, 7/01/18 – NPFG Insured	10/16 at 100.00	AA–	270,230
1,100	4.750%, 7/01/25 – NPFG Insured	1/17 at 100.00	AA–	1,100,924

20	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.000%, 4/01/20	9/16 at 100.00	A3	20,066

5,000	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	10/16 at 100.00	AA–	5,017,400

1,000	Genesee County Industrial Development Agency, Michigan, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	10/16 at 100.00	N/R	1,001,340

211	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-1A, 5.000%, 4/01/17 – AGM Insured	9/16 at 100.00	AA	212,008

	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-2A:
845	5.375%, 4/01/18 – NPFG Insured	9/16 at 100.00	AA–	848,186
3,225	5.000%, 4/01/19	9/16 at 100.00	AA–	3,238,255
3,225	5.000%, 4/01/20	9/16 at 100.00	AA–	3,235,610

423	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/17 – SYNCORA GTY Insured	9/16 at 100.00	A–	424,101

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1:
500	5.000%, 7/01/27	7/25 at 100.00	A–	611,270
1,000	5.000%, 7/01/29	7/25 at 100.00	A–	1,207,700
700	5.000%, 7/01/30	7/25 at 100.00	A–	841,645

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	5,972,550
5,000	5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA	6,082,350
5,000	5.000%, 7/01/24 – AGM Insured (5)	No Opt. Call	AA	6,188,850

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/22 – NPFG Insured	No Opt. Call	AA–	2,381,560
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	1,447,572
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	3,549,762

365	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB	375,570

1,470	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B–	1,400,601

200	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$170	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	$172,275

500	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R	503,175

950	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	964,316

45,470	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	46,641,307

1,115	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC, Sauk Trail Hills Project, Series 2014, 5.750%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,146,343

1,600	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detroit, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	1,697,168

750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	806,430

2,715	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/22	No Opt. Call	BBB	2,943,332
93,719	Total Michigan			100,301,896

	Minnesota – 1.3%

330	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	365,468

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
225	4.000%, 7/01/20	No Opt. Call	N/R	228,589
770	4.750%, 7/01/25	No Opt. Call	N/R	805,305
630	5.250%, 7/01/30	7/25 at 100.00	N/R	658,262

1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BBB–	1,547,410

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	379,283
540	5.000%, 7/01/31	7/24 at 102.00	N/R	585,230

1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	BB	1,754,747

160	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	170,848

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BB+	279,191
300	4.000%, 7/01/20	No Opt. Call	BB+	311,505
500	4.000%, 7/01/23	No Opt. Call	BB+	518,020
420	4.000%, 7/01/24	No Opt. Call	BB+	432,541
500	5.000%, 7/01/29	7/24 at 100.00	BB+	535,400

2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	10/16 at 100.00	N/R	2,472,128

NUVEEN	201

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	10/16 at 100.00	B3	$553,124

1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,910,287

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	593,648

1,355	Minneapolis, Minnesota, Multi-Family Housing Revenue Bonds, Cameron Building Limited Partnership, Series 2015B, 3.000%, 1/01/18	10/16 at 100.00	N/R	1,355,149

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	530,120
335	4.000%, 3/01/24	3/23 at 100.00	N/R	349,184
325	4.000%, 3/01/27	3/23 at 100.00	N/R	335,839

600	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 4.150%, 9/01/24	No Opt. Call	BB+	635,310

2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	2,321,811

1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	1,248,548

8,095	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	8,793,194

1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	BB–	1,018,610

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/22 at 100.00	BB+	1,054,370

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BBB–	1,262,733
700	4.500%, 12/01/29	12/24 at 100.00	BBB–	744,485

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
4,260	5.000%, 11/15/24	No Opt. Call	BBB–	5,244,571
4,825	5.000%, 11/15/26	11/20 at 100.00	BBB–	5,459,150
1,505	5.250%, 11/15/28	11/20 at 100.00	BBB–	1,710,342

205	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	207,485

	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
240	4.000%, 12/01/22	No Opt. Call	N/R	256,039
200	4.000%, 12/01/23	No Opt. Call	N/R	212,538
400	4.000%, 12/01/24	No Opt. Call	N/R	426,868
43,755	Total Minnesota			47,267,332

202	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi – 0.4%

$2,260	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	Baa2	$2,834,063

3,100	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28	12/16 at 100.00	BB+	3,127,032

1,695	Mississippi Development Bank, Special Obligation Bonds, Gulfport School District General Obligation Project, Series 2014, 5.000%, 4/01/27 – BAM Insured	4/24 at 100.00	AA	2,079,663

3,983	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts, Deutsche Trust for DTC Settlement, USbank Trustee on underlying Bond, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,952,853

3,105	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	A–	3,773,724
14,143	Total Mississippi			15,767,335

	Missouri – 1.0%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
315	5.000%, 6/01/17	No Opt. Call	BB+	316,547
400	5.000%, 6/01/19	6/17 at 100.00	BB+	402,620
1,530	5.000%, 6/01/27	6/17 at 100.00	BB+	1,534,881

810	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	891,802

7,175	Independence Thirty-Ninth Street Transportation Development District, Missouri, Revenue Bonds, Road Improvement Project, Refunding Series 2008, 6.875%, 9/01/32	9/18 at 100.00	N/R	7,679,833

1,800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/26	2/24 at 100.00	A–	2,188,350

1,400	Kansas City Industrial Development Authority, Missouri, Health Care Facilities First Mortgage Revenue Bonds, The Bishop Spenser Place, Incorporated, Series 2004A, 6.500%, 1/01/35	10/16 at 100.00	N/R	1,403,052

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,176,772
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,232,397

500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	10/16 at 100.00	N/R	500,960

1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25	No Opt. Call	N/R	1,630,169

	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Refunding Series 2016B:
1,465	5.000%, 4/01/24 (WI/DD, Settling 8/02/16)	No Opt. Call	A–	1,748,536
1,535	5.000%, 4/01/25 (WI/DD, Settling 8/02/16)	No Opt. Call	A–	1,854,495
1,685	5.000%, 4/01/26 (WI/DD, Settling 8/02/16)	4/25 at 100.00	A–	2,018,546

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/30	2/26 at 100.00	BBB+	1,195,860

1,895	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	2,001,707

NUVEEN	203

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
$660	4.000%, 5/01/20	No Opt. Call	N/R	$685,001
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,228,535

1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	6/18 at 100.00	N/R	1,163,444

185	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	AA–	188,028

480	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 (Pre-refunded 12/15/16)	12/16 at 100.00	AA– (4)	488,222

405	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	10/16 at 100.00	N/R	405,851

150	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.375%, 9/01/21	9/17 at 100.00	BBB–	153,966

1,345	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,512,466

4,000	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015B, 3.125%, 12/01/19	3/17 at 100.00	N/R	4,015,280

625	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	680,625
35,475	Total Missouri			38,297,945

	Nebraska – 0.1%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
165	5.250%, 12/01/18	No Opt. Call	A	180,124
150	5.250%, 12/01/19	No Opt. Call	A	168,719
815	5.250%, 12/01/21	No Opt. Call	A	967,087

1,000	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	1,202,340
2,130	Total Nebraska			2,518,270

	Nevada – 1.0%

2,000	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	No Opt. Call	BBB+	2,295,960

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
815	5.000%, 8/01/21	No Opt. Call	BBB	893,216
1,570	4.000%, 8/01/22	No Opt. Call	BBB	1,650,572
2,210	4.000%, 8/01/23	No Opt. Call	BBB	2,322,180

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015:
1,225	4.000%, 8/01/20	No Opt. Call	N/R	1,331,342
1,150	4.500%, 8/01/23	No Opt. Call	N/R	1,285,136
725	4.500%, 8/01/24	No Opt. Call	N/R	809,868

1,340	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,460,908

1,900	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25	No Opt. Call	BB	1,972,238

204	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Refunding Series 2013:
$1,635	4.000%, 8/01/16	No Opt. Call	N/R	$1,635,262
1,635	4.000%, 8/01/17	No Opt. Call	N/R	1,678,131
1,690	4.000%, 8/01/18	No Opt. Call	N/R	1,768,027

85	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013, 4.000%, 3/01/17	No Opt. Call	N/R	85,624

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Series 2006:
995	5.125%, 9/01/19	3/17 at 100.00	N/R	995,856
995	5.150%, 9/01/20	3/17 at 100.00	N/R	995,428
100	5.150%, 9/01/21	3/17 at 100.00	N/R	99,928

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,415	5.000%, 6/15/30	6/26 at 100.00	BBB+	1,715,985
1,465	5.000%, 6/15/31	6/26 at 100.00	BBB+	1,768,094

300	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 6.500%, 6/15/17 (ETM)	No Opt. Call	BBB+ (4)	315,594

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
505	4.000%, 6/01/18	No Opt. Call	N/R	521,746
635	4.000%, 6/01/19	No Opt. Call	N/R	665,759
460	4.000%, 6/01/20	No Opt. Call	N/R	489,316

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
890	4.000%, 6/01/18	No Opt. Call	N/R	927,549
605	4.000%, 6/01/19	No Opt. Call	N/R	639,449
495	4.000%, 6/01/21	No Opt. Call	N/R	522,032
640	5.000%, 6/01/23	No Opt. Call	N/R	704,019
595	5.000%, 6/01/24	No Opt. Call	N/R	653,405
495	5.000%, 6/01/25	6/24 at 100.00	N/R	536,194

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
500	5.000%, 12/01/26	12/25 at 100.00	N/R	551,405
1,570	5.000%, 12/01/28	12/25 at 100.00	N/R	1,709,400

2,300	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 3.500%, 6/15/25	6/21 at 100.00	N/R	2,311,707

2,520	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/27 – NPFG Insured	3/17 at 100.00	AA–	2,522,218

535	North Las Vegas, Nevada, General Obligation Bonds, Water and Sewer Series 2005B, 4.000%, 8/01/16 – AMBAC Insured	No Opt. Call	Ba2	535,021

300	Overton Power District 5, Nevada, Special Obligation Revenue Bonds, Series 2008, 8.000%, 12/01/38 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (4)	351,171

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
100	6.500%, 6/15/20	6/18 at 100.00	B1	106,264
250	6.750%, 6/15/28	6/18 at 100.00	B1	265,380
36,645	Total Nevada			39,091,384

NUVEEN	205

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
$180	0.000%, 1/01/17 – ACA Insured	No Opt. Call	AA	$178,187
900	0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	826,272
1,080	Total New Hampshire			1,004,459

	New Jersey – 6.9%

4,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	4,199,520

640	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/19 – AMBAC Insured	10/16 at 100.00	BBB–	648,685

	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A:
200	5.250%, 6/01/20 – NPFG Insured	10/16 at 100.00	AA–	200,672
4,405	5.250%, 6/01/21 – NPFG Insured	10/16 at 100.00	AA–	4,419,448

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,590,036

1,000	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A, 4.000%, 6/15/30	6/26 at 100.00	A–	1,035,500

335	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24	No Opt. Call	BB	357,743

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
240	2.875%, 1/01/17	No Opt. Call	N/R	240,802
400	3.250%, 1/01/18	No Opt. Call	N/R	405,620
905	3.625%, 1/01/19	No Opt. Call	N/R	931,462
1,000	4.375%, 1/01/24	No Opt. Call	N/R	1,073,640

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	1,306,480

	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties LLC – Rowan University Student Housing Project, Series 2015A:
575	5.000%, 1/01/24	No Opt. Call	BBB–	677,264
650	5.000%, 1/01/25	No Opt. Call	BBB–	772,427

1,315	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 4.000%, 7/01/22	No Opt. Call	BBB–	1,435,059

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
780	4.000%, 7/01/20	No Opt. Call	BBB–	832,923
2,460	4.000%, 7/01/24	No Opt. Call	BBB–	2,701,424

4,345	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC – New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/26	7/25 at 100.00	BBB–	4,789,276

500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	548,115

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX:
15,000	5.000%, 6/15/22	No Opt. Call	A–	16,981,200
15,000	5.000%, 6/15/26	6/25 at 100.00	A–	17,108,100

206	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340
$250	2.809%, 9/01/25 (IF) (5)	3/25 at 100.00	A–	$151,930
1,000	3.997%, 9/01/27 (IF) (5)	3/23 at 100.00	A–	611,600

100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 5.125%, 10/01/24	No Opt. Call	BB–	103,985

4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	BB–	5,455,645

530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	10/16 at 100.00	BB–	531,897

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,545	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	1,646,058
7,720	5.125%, 9/15/23 (Alternative Minimum Tax)	9/16 at 100.00	BB–	8,728,155
500	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	561,335

150	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail Transit System, Refunding Series 2008A, 5.000%, 5/01/19	No Opt. Call	A–	162,564

	New Jersey Educational Facilities Authority, Revenue and Refunding Bonds, Stockton University Issue, Series 2016 A:
2,885	5.000%, 7/01/26	No Opt. Call	A	3,550,973
3,000	5.000%, 7/01/28	7/26 at 100.00	A	3,646,590
4,275	5.000%, 7/01/29	7/26 at 100.00	A	5,167,193
2,100	5.000%, 7/01/31	7/26 at 100.00	A	2,517,921

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,335	5.000%, 7/01/20	No Opt. Call	BB+	4,734,037
525	5.000%, 7/01/21	No Opt. Call	BB+	579,784
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,519,635

1,000	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/23	No Opt. Call	A–	1,200,460

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
2,470	5.000%, 7/01/23	No Opt. Call	Baa2	3,031,851
1,340	5.000%, 7/01/25	No Opt. Call	Baa2	1,699,576
1,000	5.000%, 7/01/26	No Opt. Call	Baa2	1,285,920
1,000	5.000%, 7/01/27	7/26 at 100.00	Baa2	1,276,010
1,000	5.000%, 7/01/28	7/26 at 100.00	Baa2	1,268,760
1,450	5.000%, 7/01/29	7/26 at 100.00	Baa2	1,831,509

1,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	1,835,978

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
1,380	5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,716,761
1,000	5.000%, 7/01/26 – AGM Insured	7/25 at 100.00	AA	1,235,290
1,695	5.000%, 7/01/28 – AGM Insured	7/25 at 100.00	AA	2,068,341
1,145	5.000%, 7/01/29 – AGM Insured	7/25 at 100.00	AA	1,391,519

2,435	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A–	2,729,391

NUVEEN	207

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$8,195	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series 2007A, 5.250%, 7/01/23	7/17 at 100.00	BBB	$8,535,174

11,000	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	12,643,510

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
12,001	4.500%, 6/01/23	6/17 at 100.00	Baa3	12,244,980
22,330	4.625%, 6/01/26	6/17 at 100.00	B+	22,569,601
42,035	5.000%, 6/01/29	6/17 at 100.00	B	42,489,819
26,735	4.750%, 6/01/34	6/17 at 100.00	B–	26,228,906
240,196	Total New Jersey			258,208,054

	New Mexico – 0.3%

1,820	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	1,821,656

	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
200	4.000%, 10/01/20	No Opt. Call	N/R	205,830
240	4.875%, 10/01/25	No Opt. Call	N/R	253,476

1,355	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico San Juan Project, Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	BBB+	1,508,576

570	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	633,447

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	AA–	2,365,051

1,205	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	1,317,872

1,500	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25	5/20 at 103.00	N/R	1,585,170
9,225	Total New Mexico			9,691,078

	New York – 5.0%

	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015:
565	5.000%, 7/01/24	No Opt. Call	BBB+	693,249
450	5.000%, 7/01/26	7/25 at 100.00	BBB+	554,234
180	5.000%, 7/01/28	7/25 at 100.00	BBB+	218,997

70	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B	71,717

	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
485	4.000%, 4/01/19	No Opt. Call	BBB–	503,183
525	4.000%, 4/01/21	No Opt. Call	BBB–	552,500
545	4.000%, 4/01/22	No Opt. Call	BBB–	575,051

208	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
$680	4.000%, 11/01/17	No Opt. Call	BB	$695,654
705	4.000%, 11/01/18	No Opt. Call	BB	731,973
735	4.000%, 11/01/19	No Opt. Call	BB	772,118
765	5.000%, 11/01/20	No Opt. Call	BB	840,551
805	5.000%, 11/01/21	No Opt. Call	BB	897,382
845	5.000%, 11/01/22	No Opt. Call	BB	950,507

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
2,095	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	2,200,190
3,000	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	3,345,180

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
195	4.000%, 5/01/22	No Opt. Call	BB+	216,017
715	5.000%, 5/01/23	No Opt. Call	BB+	841,476
3,745	5.000%, 5/01/24	5/23 at 100.00	BB+	4,371,576
2,830	5.000%, 5/01/26	5/23 at 100.00	BB+	3,257,613
980	5.000%, 5/01/27	5/23 at 100.00	BB+	1,119,581

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (4)	5,779
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (4)	18,566

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	105,205
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	80,451
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	24,754

8,250	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21	12/18 at 100.00	Ba1	9,145,950

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,500	5.000%, 12/01/25	No Opt. Call	Ba1	1,756,755
300	5.000%, 12/01/26	No Opt. Call	Ba1	345,012

1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinate Series 2000, 6.000%, 12/15/25 (Alternative Minimum Tax)	12/16 at 100.00	Ba1	1,719,493

555	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Refunding Series 2013B, 4.000%, 12/01/20	No Opt. Call	A–	617,265

800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 4.000%, 12/01/23	12/22 at 100.00	A–	907,624

400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	No Opt. Call	BBB+	477,004

1,715	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/26	7/24 at 100.00	BBB+	2,090,928

5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	10/16 at 100.00	B–	5,539,927

NUVEEN	209

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
$500	5.000%, 7/01/24	No Opt. Call	BBB	$613,085
335	5.000%, 7/01/26	7/25 at 100.00	BBB	414,130
210	5.000%, 7/01/27	7/25 at 100.00	BBB	257,687
375	5.000%, 7/01/28	7/25 at 100.00	BBB	455,910

475	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax) (ETM)	No Opt. Call	N/R (4)	475,185

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A:
100	5.000%, 12/01/16	No Opt. Call	BB–	100,765
700	5.000%, 12/01/21	12/16 at 100.00	BB–	707,392
4,525	5.000%, 12/01/28	12/16 at 100.00	BB–	4,560,838

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B:
785	5.000%, 12/01/21	12/16 at 100.00	BB–	793,290
1,480	5.000%, 12/01/28	12/16 at 100.00	BB–	1,491,722
1,510	5.000%, 12/01/31	12/16 at 100.00	BB–	1,520,781

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
170	5.000%, 1/01/19 – AMBAC Insured	1/17 at 100.00	BBB	173,133
75	5.000%, 1/01/20 – AMBAC Insured	1/17 at 100.00	BBB	76,334
175	5.000%, 1/01/21 – AMBAC Insured	1/17 at 100.00	BBB	178,008
635	5.000%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BBB	645,179
195	5.000%, 1/01/23 – AMBAC Insured	1/17 at 100.00	BBB	198,235
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BBB	1,014,020
275	4.300%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BBB	276,947

7,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 1.902%, 3/01/26 – FGIC Insured	No Opt. Call	BBB	6,386,730

2,165	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	2,499,839

11,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34	11/24 at 100.00	N/R	12,414,490

5,250	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014, 3.750%, 12/01/44 (Alternative Minimum Tax)	No Opt. Call	BB–	5,515,020

7,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014R-2, 3.125%, 12/01/44 (Mandatory put 6/01/26) (Alternative Minimum Tax)	No Opt. Call	B1	7,136,850

4,755	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/21 (Alternative Minimum Tax)	No Opt. Call	BB	5,337,678

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
24,985	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	27,807,306
2,930	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	3,216,202

210	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015:
$525	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	$623,348
545	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	659,139

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
5,715	4.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	BBB	6,201,232
4,320	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	4,649,357

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	1,094,870

1,250	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 4.625%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,394,175

770	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 5.000%, 12/01/20	No Opt. Call	Baa1	881,565

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA–	76,651

	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A:
930	5.250%, 12/01/16	No Opt. Call	N/R	939,691
8,600	5.000%, 12/01/23	6/17 at 100.00	N/R	8,809,152

6,065	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28	11/16 at 100.00	BBB–	6,109,760

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	N/R	101,713

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
100	4.750%, 6/01/22	10/16 at 100.00	BBB–	100,101
21,280	5.000%, 6/01/26	10/16 at 100.00	BB–	21,329,370

	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2016:
1,000	5.000%, 11/01/27	11/25 at 100.00	BBB	1,242,750
1,000	5.000%, 11/01/28	11/25 at 100.00	BBB	1,236,740
1,440	5.000%, 11/01/29	11/25 at 100.00	BBB	1,772,539
175,160	Total New York			187,732,371

	North Carolina – 0.0%

940	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25	No Opt. Call	N/R	987,442

500	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	536,000
1,440	Total North Carolina			1,523,442

	North Dakota – 0.2%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (4)	596,923

NUVEEN	211

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
$500	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	$597,550
165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	197,192
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,434,120
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,278,757
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,744,846
4,885	Total North Dakota			5,849,388

	Ohio – 4.1%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
12,285	5.375%, 6/01/24	6/17 at 100.00	B–	12,148,882
43,920	5.125%, 6/01/24	6/17 at 100.00	B–	43,379,345
10,500	5.875%, 6/01/30	6/17 at 100.00	B–	10,501,050
2,000	5.750%, 6/01/34	6/17 at 100.00	B–	1,991,000

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,320	5.000%, 12/01/24	12/22 at 100.00	N/R	2,404,054
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,247,794

2,550	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/22	11/20 at 100.00	A	2,996,173

	Franklin County, Ohio Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement, Series 2014:
150	5.000%, 11/15/23	No Opt. Call	A–	180,117
205	5.000%, 11/15/24	No Opt. Call	A–	249,924
200	5.000%, 11/15/25	11/24 at 100.00	A–	241,630
500	5.000%, 11/15/26	11/24 at 100.00	A–	598,690

5,000	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	5,061,050

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A–	1,932,150
5,000	5.250%, 6/01/26	No Opt. Call	A–	5,915,950

465	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A, 5.000%, 12/01/22	12/16 at 100.00	N/R	467,325

2,225	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	2,431,324

1,500	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	1,646,940

220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	238,460

2,590	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29	11/23 at 100.00	A–	3,112,273

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
100	5.000%, 2/15/19	No Opt. Call	BB+	107,949
2,445	5.000%, 2/15/20	No Opt. Call	BB+	2,694,757
1,725	5.000%, 2/15/21	No Opt. Call	BB+	1,932,776
2,250	5.000%, 2/15/27	2/23 at 100.00	BB+	2,505,667

212	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	Baa1	$2,257,740

1,500	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–	1,655,655

400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Corp. Project, Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	Ba2	404,136

8,780	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	9,787,681

2,735	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	2,165,628

2,000	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	10/16 at 100.00	B+	2,003,940

265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	10/16 at 100.00	B+	265,607

1,675	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	No Opt. Call	B	1,654,213

7,010	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33	No Opt. Call	BB+	7,149,008

1,000	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	1,050,340

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	272,908

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
300	5.000%, 12/01/23	No Opt. Call	BB	340,092
595	5.000%, 12/01/24	No Opt. Call	BB	679,365
415	5.000%, 12/01/25	12/24 at 100.00	BB	470,577
850	5.500%, 12/01/29	12/24 at 100.00	BB	966,059

2,010	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/16 at 100.00	B+	2,010,985

	Toledo– Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,725,525
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,549,250

9,065	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	9,522,329
146,555	Total Ohio			151,916,318

	Oklahoma – 0.7%

2,950	Arbuckle Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2008, 7.250%, 1/01/38	1/18 at 102.00	N/R	3,148,830

2,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	3,302,886

NUVEEN	213

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

$17,625	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	No Opt. Call	BB–	$20,611,732
23,450	Total Oklahoma			27,063,448

	Oregon – 0.1%

530	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	574,790

840	Oregon State Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	905,596

1,095	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/21 at 100.00	N/R	1,144,505

550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	599,748

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	406,357

510	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 4.000%, 11/15/26 (WI/DD, Settling 8/04/16)	11/24 at 102.00	N/R	538,611
3,930	Total Oregon			4,169,607

	Pennsylvania – 7.1%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
1,760	6.500%, 5/01/17	No Opt. Call	B	1,779,730
10,500	6.750%, 11/01/24	11/19 at 100.00	B	10,335,990
1,350	6.875%, 5/01/30	11/19 at 100.00	B	1,333,759

5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	No Opt. Call	B	4,977,347

400	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	430,324

200	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A, 5.000%, 11/15/17 (ETM)	No Opt. Call	N/R (4)	206,214

775	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	834,318

4,130	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	B	4,156,515

11,295	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	10/16 at 100.00	N/R	11,297,824

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A:
2,780	5.000%, 5/01/26	No Opt. Call	Baa2	3,164,974
2,800	5.000%, 5/01/30	No Opt. Call	Baa2	3,129,168
2,000	5.000%, 5/01/32	No Opt. Call	Baa2	2,225,000

5,335	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Taxable Series 2012B, 5.000%, 5/01/25	No Opt. Call	Baa2	6,102,600

214	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41	No Opt. Call	Ba2	$2,011,740

7,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	Ba2	7,544,025

1,070	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BB+	1,065,292

250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999B, 4.750%, 8/01/20 (Mandatory put 5/01/18)	No Opt. Call	A1	264,708

190	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 4.875%, 3/15/27	3/17 at 100.00	BBB–	191,896

3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	No Opt. Call	B	3,163,487

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,409,046

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	999,754
295	5.000%, 12/01/30	12/25 at 100.00	N/R	317,547

1,975	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB+	2,115,067

1,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB–	1,064,080

1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,118,840

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
1,095	5.000%, 5/01/22	No Opt. Call	Baa3	1,242,288
655	5.000%, 5/01/23	No Opt. Call	Baa3	750,905
500	5.000%, 5/01/24	No Opt. Call	Baa3	578,705

8,450	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Keystone Obligated Group, Series 2006A, 5.000%, 12/15/26 (Pre-refunded 12/15/16)	12/16 at 100.00	BB (4)	8,592,889

2,445	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/26	No Opt. Call	A–	2,812,581

7,620	Delaware Valley Regional Finance Authority, Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.808%, 6/01/27	No Opt. Call	A+	6,854,952

150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AA	162,143

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB	589,119

NUVEEN	215

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	$286,289

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014:
790	5.000%, 7/01/20	No Opt. Call	BBB–	878,433
870	5.000%, 7/01/22	No Opt. Call	BBB–	998,943
405	5.000%, 7/01/24	No Opt. Call	BBB–	473,745
1,000	5.000%, 7/01/29	No Opt. Call	BBB–	1,140,540

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,080,260

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,092,620
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,124,180

3,393	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	3,653,582

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc., Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	BBB+	1,420,636
1,200	5.000%, 10/01/25	10/24 at 100.00	BBB+	1,450,272
2,030	5.000%, 10/01/26	10/24 at 100.00	BBB+	2,426,966

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
4,240	5.000%, 1/15/25	No Opt. Call	Baa2	5,002,140
2,000	5.250%, 1/15/26	1/25 at 100.00	Baa2	2,378,780

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (4)	1,096,860

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,063,520

1,335	Moon Industrial Development Authority Revenue Refunding Bonds, Pennsylvania, Baptist Homes Society, Refunding Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	1,416,302

	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A:
1,125	5.000%, 3/01/25	No Opt. Call	BBB	1,363,444
635	5.000%, 3/01/27	3/26 at 100.00	BBB	774,865
1,250	5.000%, 3/01/29	3/26 at 100.00	BBB	1,503,738

6,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project), Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/16 at 100.00	B+	6,052,783

7,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	BB–	7,710,750

11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38	No Opt. Call	B+	12,364,814

216	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$34,695	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)	No Opt. Call	B+	$36,050,187

4,100	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	4,653,910

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
500	5.000%, 6/30/23 (Alternative Minimum Tax)	No Opt. Call	BBB	593,470
350	5.000%, 6/30/24 (Alternative Minimum Tax)	No Opt. Call	BBB	421,155
3,600	5.000%, 12/31/24 (Alternative Minimum Tax)	No Opt. Call	BBB	4,361,544
3,700	5.000%, 6/30/25 (Alternative Minimum Tax)	No Opt. Call	BBB	4,504,824
3,415	5.000%, 12/31/26 (Alternative Minimum Tax)	6/26 at 100.00	BBB	4,197,923

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Ba1	187,920

120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	Baa3	131,213

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-2:
3,165	5.000%, 6/01/30	6/26 at 100.00	A3	3,835,885
7,000	5.000%, 6/01/31	6/26 at 100.00	A3	8,443,190

2,985	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	3,277,470

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	78,583

1,840	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007A, 5.500%, 7/01/30	7/17 at 100.00	BBB–	1,880,811

7,465	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BBB–	7,640,204

23,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	No Opt. Call	BBB–	23,879,750

100	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 5.000%, 9/01/17 – BHAC Insured	No Opt. Call	AA+	104,376

180	Reading, Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2011A, 5.250%, 11/15/19 – AGM Insured	No Opt. Call	A2	200,677

150	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 4.250%, 9/15/18 – FGIC Insured	9/16 at 100.00	AA–	149,661

1,000	Scranton, Pennsylvania, General Obligation Bonds, Refunding Series 2003B, 4.350%, 9/01/20 – AMBAC Insured	10/16 at 100.00	N/R	982,890

910	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	969,377

415	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (4)	453,263

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB	422,518

NUVEEN	217

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,215	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 1.377%, 11/15/34	11/17 at 100.00	AA	$2,827,592

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,245,480

1,550	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/21	No Opt. Call	BB	1,659,074
250,313	Total Pennsylvania			264,730,236

	Rhode Island – 0.3%

2,000	Providence Public Building Authority, Rhode Island, Revenue Bonds, Various Capital Projects, Series 2011A, 5.875%, 6/15/26 – AGM Insured	6/21 at 100.00	AA	2,342,280

	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,500	5.000%, 4/01/23	No Opt. Call	Baa2	1,756,755
1,500	5.000%, 4/01/24	No Opt. Call	Baa2	1,778,970
1,910	5.000%, 4/01/25 – AGM Insured	No Opt. Call	AA	2,319,179
1,750	5.000%, 4/01/26 – AGM Insured	4/25 at 100.00	AA	2,107,315

85	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 5.000%, 5/15/17 – AGC Insured	No Opt. Call	A3	87,045

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23	No Opt. Call	BBB	1,277,879

110	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2007-55B, 4.550%, 10/01/22 (Alternative Minimum Tax)	10/16 at 100.00	AA+	110,482
9,970	Total Rhode Island			11,779,905

	South Carolina – 0.5%

1,250	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds, Self Regional Healthcare, Refunding Series 2012B, 5.000%, 10/01/25	No Opt. Call	A+	1,464,187

6,850	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	7,551,508

110	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (4)	120,881

415	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25	2/25 at 100.00	BB	433,555

875	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	940,879

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	2,051,914
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,290,194
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,111,740

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,500	5.000%, 8/01/23	No Opt. Call	BBB+	1,819,920
400	5.250%, 8/01/24	8/23 at 100.00	BBB+	491,456

218	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
$745	3.125%, 12/01/22	No Opt. Call	N/R	$796,532
1,310	5.000%, 12/01/26	12/23 at 100.00	N/R	1,487,662
17,495	Total South Carolina			19,560,428

	South Dakota – 0.0%

40	Heartland Consumers Power District, South Dakota, Electric System Revenue Refunding Bonds, Series 1992, 6.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	AA (4)	40,919

160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	175,206
200	Total South Dakota			216,125

	Tennessee – 1.2%

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	BBB+	863,072
1,135	5.000%, 10/01/25	10/24 at 100.00	BBB+	1,388,831

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23	No Opt. Call	BBB–	1,065,740

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
23,125	5.250%, 5/01/25	11/24 at 100.00	N/R	23,399,725
2,830	6.000%, 5/01/34	11/24 at 100.00	N/R	2,859,545

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
1,190	5.000%, 10/01/26	No Opt. Call	BBB	1,477,456
555	5.000%, 10/01/27	10/26 at 100.00	BBB	684,537
1,385	5.000%, 10/01/29	10/26 at 100.00	BBB	1,686,958

850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,001,487

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,518,774

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
755	5.000%, 2/01/18	No Opt. Call	A	799,666
925	5.000%, 2/01/20	No Opt. Call	A	1,044,288
40	5.000%, 2/01/24	No Opt. Call	A	48,201
190	5.000%, 2/01/25	No Opt. Call	A	231,228
1,025	5.000%, 2/01/27	No Opt. Call	A	1,273,316
41,161	Total Tennessee			44,342,824

	Texas – 7.3%

350	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB+	355,450

165	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	185,275

NUVEEN	219

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
$1,500	5.250%, 1/01/19 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	$1,521,900
3,000	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	3,041,790

765	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	792,701

425	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	435,680

4,040	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds, The Dow Chemical Company Project, Series 2002-A4, 5.950%, 5/15/33 (Alternative Minimum Tax)	5/18 at 102.00	BBB	4,425,456

3,155	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Refunding Bonds, Dow Chemical Company Project, Series 2002-B2, 4.950%, 5/15/33	5/17 at 100.00	BBB	3,295,334

2,750	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,931,830

1,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	1,112,611

305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27 (WI/DD, Settling 8/10/16)	9/26 at 100.00	N/R	304,726

700	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	717,311

1,500	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,540,860

375	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016, 4.375%, 9/01/26	9/22 at 103.00	N/R	389,025

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18 (ETM)	No Opt. Call	BBB+ (4)	69,719

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
300	5.000%, 1/01/25	No Opt. Call	BBB+	373,383
500	5.000%, 1/01/26	7/25 at 100.00	BBB+	625,250
1,275	5.000%, 1/01/28	7/25 at 100.00	BBB+	1,574,383
850	5.000%, 1/01/29	7/25 at 100.00	BBB+	1,038,759

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,000	5.000%, 1/01/25	No Opt. Call	BBB+	1,244,610
1,500	5.000%, 1/01/26	No Opt. Call	BBB+	1,894,965
1,250	5.000%, 1/01/27	1/26 at 100.00	BBB+	1,570,563
1,000	5.000%, 1/01/28	1/26 at 100.00	BBB+	1,246,720
3,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	4,316,375
2,700	5.000%, 1/01/30	1/26 at 100.00	BBB+	3,311,766
2,000	5.000%, 1/01/31	1/26 at 100.00	BBB+	2,441,800
2,000	5.000%, 1/01/32	1/26 at 100.00	BBB+	2,432,380

1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 4.000%, 12/01/25	6/25 at 100.00	BBB–	1,669,035

910	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	933,760

220	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D:
$2,000	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	$2,439,740
2,525	5.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	3,074,415

1,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	1,173,543

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
315	5.000%, 9/01/19	No Opt. Call	BB+	351,105
255	4.000%, 9/01/20	No Opt. Call	BB+	278,248
255	5.000%, 9/01/21	No Opt. Call	BB+	289,351
230	5.000%, 9/01/22	No Opt. Call	BB+	260,924
325	5.000%, 9/01/23	No Opt. Call	BB+	370,048
305	5.000%, 9/01/24	No Opt. Call	BB+	348,798
1,785	5.250%, 9/01/29	9/24 at 100.00	BB+	2,010,321

1,170	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	No Opt. Call	N/R	1,255,492

3,645	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2015A, 4.266%, 10/01/29 (Mandatory put 3/01/17)	9/16 at 100.00	B–	3,654,659

4,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	4,381,063

200	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	10/16 at 100.00	BB+	200,466

4,000	Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 5.750%, 9/01/17	No Opt. Call	B	4,058,000

225	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26	9/22 at 100.00	N/R	236,095

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28	9/22 at 100.00	N/R	524,085

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
105	5.000%, 6/01/18	No Opt. Call	Baa3	111,672
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,063,889
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa3	1,606,080

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	A3	514,981
545	5.000%, 11/15/24	No Opt. Call	A3	671,135
1,000	5.000%, 11/15/25	11/24 at 100.00	A3	1,223,830

965	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	1,194,380

5,500	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	B–	5,966,235

NUVEEN	221

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	$2,108,220

5,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend Project, Series 2006A, 5.625%, 11/01/26	11/16 at 100.00	N/R	5,539,655

1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	No Opt. Call	BB–	1,466,612

5,200	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	5,785,936

10,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	11,126,800

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	10,065,110
28,775	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	BB–	33,100,170
2,100	5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	2,383,059

1,080	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	9/24 at 100.00	A2	1,344,568

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,400	5.000%, 8/15/24	No Opt. Call	BBB+	1,700,384
1,000	5.000%, 8/15/25	No Opt. Call	BBB+	1,229,560

725	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	746,243

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2-5 Major Improvement Project:
3,055	6.650%, 9/01/21	3/17 at 100.00	N/R	3,150,041
2,945	6.900%, 9/01/24	3/17 at 103.00	N/R	3,056,557

	Little Elm, Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
860	6.400%, 9/01/23	3/18 at 103.00	N/R	904,006
805	6.650%, 9/01/28	3/18 at 103.00	N/R	846,055

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
1,030	5.500%, 2/15/18 (ETM)	No Opt. Call	N/R (4)	1,104,860
340	5.750%, 2/15/19 (ETM)	No Opt. Call	N/R (4)	382,442

25	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Series 2007, 4.750%, 2/15/17 (ETM)	No Opt. Call	N/R (4)	25,561

50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	A–	54,775

500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/23 at 100.00	N/R	515,270

300	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%, 2/15/24	No Opt. Call	BBB–	346,287

222	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,420	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	$3,655,843

6,165	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26 (Alternative Minimum Tax)	No Opt. Call	N/R	6,375,042

1,245	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,381,564

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2014A:

465	4.000%, 4/01/20	No Opt. Call	BBB–	502,614
540	5.000%, 4/01/21	No Opt. Call	BBB–	615,643
655	5.000%, 4/01/23	No Opt. Call	BBB–	769,101
690	5.000%, 4/01/24	No Opt. Call	BBB–	818,568
300	5.000%, 4/01/25	4/24 at 100.00	BBB–	351,528
3,280	5.000%, 4/01/29	No Opt. Call	BBB–	3,757,174

305	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/31	4/26 at 100.00	BBB–	360,394

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	505,620
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,585,182

725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB–	844,581

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville III, L.L.C. – Tarleton State University Project, Series 2015A:

440	4.000%, 4/01/22	No Opt. Call	BBB–	483,560
430	5.000%, 4/01/24	No Opt. Call	BBB–	506,484

1,845	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville, L.L.C. – Tarleton State University Project, Series 2013A, 5.375%, 4/01/28	4/23 at 100.00	BBB–	2,123,761

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston – Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24	No Opt. Call	Baa3	359,250
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,703,597

900	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/26	1/25 at 100.00	A2	1,121,733

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba2	2,141,213

1,350	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	AA–	1,486,579

500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 5.625%, 12/15/22 (7)	No Opt. Call	N/R	443,675

NUVEEN	223

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$385	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014B-1, 6.125%, 11/15/20	10/16 at 100.00	N/R	$385,758

	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016:
250	4.900%, 9/15/24	3/24 at 102.00	N/R	257,688
650	5.375%, 9/15/30	3/24 at 102.00	N/R	672,230

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
75	5.250%, 8/01/17	No Opt. Call	A	78,032
770	5.500%, 8/01/22	No Opt. Call	A	937,359
355	5.500%, 8/01/27	No Opt. Call	A	461,685

	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A:
3,555	5.000%, 7/15/34 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	A3	3,568,438
8,040	5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	A3	8,069,185

1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22	11/17 at 100.00	BB	1,036,380

1,845	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A, 5.000%, 11/15/25	No Opt. Call	BB	2,126,123

8,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-1, 4.500%, 11/15/21	5/17 at 100.00	BB	8,250,658

2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-2, 3.875%, 11/15/20	5/17 at 100.00	BB	2,529,875

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D:
195	5.625%, 12/15/17	No Opt. Call	BBB+	202,264
2,500	6.250%, 12/15/26	No Opt. Call	BBB+	3,178,875

405	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/24	No Opt. Call	BBB+	500,074

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
200	5.000%, 12/15/19	No Opt. Call	A3	222,898
5,000	5.000%, 12/15/22	No Opt. Call	A3	5,993,200
3,400	5.000%, 12/15/24	No Opt. Call	A3	4,027,946
2,000	5.000%, 12/15/25	No Opt. Call	A3	2,358,860
550	5.000%, 12/15/27	No Opt. Call	A3	642,587
975	5.000%, 12/15/29	No Opt. Call	A3	1,126,554

45	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/23	No Opt. Call	BBB+	55,101

1,300	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22	No Opt. Call	N/R	1,439,334

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
1,205	5.250%, 11/01/17	No Opt. Call	Baa3	1,267,033
14,415	5.250%, 11/01/32	11/17 at 100.00	Baa3	14,905,975

224	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Benefited Area Series 2015:
$500	4.000%, 12/01/21	No Opt. Call	N/R	$544,670
550	4.000%, 12/01/27	12/24 at 100.00	N/R	580,932

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,275	5.500%, 9/01/25	No Opt. Call	N/R	3,416,316
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,914,170
248,850	Total Texas			274,677,049

	Utah – 0.5%

16,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	16,937,760

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,215	5.550%, 11/15/21 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (4)	1,232,192
500	5.550%, 11/15/26 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (4)	507,075

750	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25	4/20 at 100.00	BB+	765,803

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
325	3.625%, 10/15/18	No Opt. Call	BB+	330,005
500	6.500%, 10/15/33	10/18 at 100.00	BB+	528,660
19,290	Total Utah			20,301,495

	Vermont – 0.3%

2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	No Opt. Call	Baa3	2,333,708

	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29	7/21 at 100.00	Baa1	302,922
315	5.625%, 7/01/30	7/21 at 100.00	Baa1	361,261
460	5.750%, 7/01/31	7/21 at 100.00	Baa1	529,055

4,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative Minimum Tax)	No Opt. Call	BB–	4,141,480

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	BBB+	201,040
555	5.000%, 10/01/25	10/22 at 100.00	BBB+	652,885
805	5.000%, 10/01/27	10/22 at 100.00	BBB+	940,602

2,250	Vermont Student Assistance Corporation, Education Loan Revenue Bonds, Senior Series 2014A, 5.000%, 6/15/23 (Alternative Minimum Tax)	No Opt. Call	AA	2,635,785
11,010	Total Vermont			12,098,738

	Virgin Islands – 0.4%

320	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/25	10/20 at 100.00	BBB	323,059

50	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 5.125%, 10/01/19	No Opt. Call	B2	50,319

NUVEEN	225

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$2,220	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	BBB–	$2,224,440

1,530	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	BBB–	1,534,116

4,495	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB–	4,754,182

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A:
1,300	4.750%, 7/01/17	No Opt. Call	BBB–	1,312,584
2,380	5.000%, 7/01/18	No Opt. Call	BBB–	2,411,654

3,305	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	10/16 at 100.00	BBB–	3,313,395
15,600	Total Virgin Islands			15,923,749

	Virginia – 0.7%

1,000	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	1,049,230

1,025	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25	No Opt. Call	N/R	1,091,379

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,074,605

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,219,160
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,406,400

700	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	702,534

2,130	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25	No Opt. Call	N/R	2,152,216

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
207	5.800%, 9/01/17	No Opt. Call	N/R	216,483
2,622	6.250%, 9/01/24	9/17 at 100.00	N/R	2,743,136
2,387	6.450%, 9/01/37	9/17 at 100.00	N/R	2,488,352

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23	No Opt. Call	BB+	1,708,660
1,550	5.000%, 7/01/24	No Opt. Call	BB+	1,802,247
1,635	5.000%, 7/01/25	No Opt. Call	BB+	1,916,253

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
400	5.000%, 7/01/22	No Opt. Call	BB+	457,140
1,320	5.000%, 7/01/23	No Opt. Call	BB+	1,523,940
1,390	5.000%, 7/01/24	No Opt. Call	BB+	1,616,209
1,455	5.000%, 7/01/25	No Opt. Call	BB+	1,705,289
23,261	Total Virginia			25,873,233

226	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 0.7%

$1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	$1,236,889

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
2,500	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	2,539,400
1,500	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,519,770

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	1,325,962
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	A–	1,411,409

415	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/17 at 100.00	N/R	416,502

800	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/17 at 100.00	BBB	805,224

1,000	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,155,590

45	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	50,895

70	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	81,383

5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bond Trust 2015-XF1017, 3.043%, 1/01/35 (IF) (5)	7/24 at 100.00	A–	4,824,800

1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26 (WI/DD, Settling 8/03/16)	7/24 at 102.00	N/R	1,028,860

1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25	No Opt. Call	N/R	1,451,682

2,875	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, TEMPS 45 Series 2015B-3, 4.375%, 1/01/21	7/17 at 100.00	N/R	2,911,800

2,125	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, TEMPS 65 Series 2015B-2, 4.875%, 1/01/22	7/17 at 100.00	N/R	2,134,818

100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22	No Opt. Call	N/R	113,645

380	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23	1/17 at 100.00	N/R	420,113

345	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23 (ETM)	1/17 at 100.00	N/R (4)	385,151

85	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 4.000%, 7/01/18	No Opt. Call	A–	88,640

2,450	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 6.000%, 1/01/24	No Opt. Call	N/R	2,758,553

950	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 80 Series 2014B-1, 5.875%, 1/01/21	10/16 at 100.00	N/R	951,777
26,405	Total Washington			27,612,863

NUVEEN	227

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.1%

$2,155	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba1	$2,442,240

	Wisconsin – 2.1%

1,915	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	2,089,705

645	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	665,840

250	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/22	No Opt. Call	BBB-	279,273

135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26	No Opt. Call	N/R	138,723

825	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26	No Opt. Call	N/R	837,557

1,755	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	No Opt. Call	BBB–	1,950,805

2,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25	No Opt. Call	BB+	2,880,289

535	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25	No Opt. Call	N/R	557,465

635	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	715,048

325	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	BB+	340,314

1,725	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 6.500%, 5/01/29 (7)	5/24 at 100.00	N/R	1,572,803

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	687,768
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,397,995

6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	7,629,127

1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	1,251,394

	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A:
1,045	4.000%, 9/01/20	No Opt. Call	BB	1,112,246
1,250	5.000%, 9/01/25	No Opt. Call	BB	1,430,437

465	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB+	512,086

1,685	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB–	1,788,358

2,860	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB–	3,049,103

228	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$4,470	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	$5,023,922

	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation – Cullowhee LLC – Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB–	160,166
540	5.000%, 7/01/23	No Opt. Call	BBB–	625,655

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	710,061
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,370,100

2,265	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/26	No Opt. Call	A–	2,667,423

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/25	No Opt. Call	A3	2,943,875

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
300	5.000%, 7/01/21	No Opt. Call	BBB+	348,168
750	5.000%, 7/01/22	No Opt. Call	BBB+	887,482
1,000	5.000%, 7/01/23	No Opt. Call	BBB+	1,198,390
385	5.000%, 7/01/25	7/24 at 100.00	BBB+	463,602
670	5.000%, 7/01/26	7/24 at 100.00	BBB+	801,675

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB+	110,661
100	4.000%, 9/15/23	9/22 at 100.00	BBB+	109,235
100	4.000%, 9/15/24	9/22 at 100.00	BBB+	108,681
100	4.000%, 9/15/25	9/22 at 100.00	BBB+	107,327

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A–	230,992
200	5.000%, 8/15/22	No Opt. Call	A–	235,514

5,825	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006A, 5.125%, 5/15/29	10/16 at 100.00	BBB+	5,838,165

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2014:
250	5.000%, 3/01/23	No Opt. Call	BBB	298,328
945	5.000%, 3/01/24	No Opt. Call	BBB	1,146,899
500	5.000%, 3/01/25	3/24 at 100.00	BBB	602,920

4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,364,514

1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,621,875

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,345	5.000%, 5/01/22	No Opt. Call	BBB	1,566,629
1,485	5.000%, 5/01/24	No Opt. Call	BBB	1,775,080
350	5.000%, 5/01/25	5/24 at 100.00	BBB	412,731
800	5.000%, 5/01/26	5/24 at 100.00	BBB	939,480

NUVEEN	229

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
$7,000	5.750%, 5/01/33	5/19 at 100.00	AA–	$7,913,710
4,000	6.000%, 5/01/36	5/19 at 100.00	AA–	4,546,920
72,540	Total Wisconsin			80,016,516

	Wyoming – 0.2%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BBB–	1,460,354
795	5.000%, 9/01/24	9/23 at 100.00	BBB–	936,446
1,360	5.000%, 9/01/25	9/23 at 100.00	BBB–	1,588,072
1,310	5.000%, 9/01/30	9/23 at 100.00	BBB–	1,484,649

1,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	10/16 at 100.00	BBB	1,003,910

1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	1,249,754
6,795	Total Wyoming			7,723,185
$3,505,043	Total Municipal Bonds (cost $3,582,880,424)			3,750,417,473

Shares	Description (1), (8)			Value

	INVESTMENT COMPANIES – 0.5%

6,475,000	Eaton Vance Massachusetts Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs			$6,475,130

3,875,000	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Preferred Shares iMTPs			3,875,077

7,350,000	Eaton Vance Ohio Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs			7,350,147
	Total Investment Companies (cost $17,700,000)			17,700,354

Shares	Description (1)			Value

	COMMON STOCKS – 0.0%

	Airlines – 0.0%

11,715	American Airlines Group Inc. (9)			$415,883
	Total Common Stocks (cost $363,949)			415,883
	Total Long-Term Investments (cost $3,600,944,373)			3,768,533,710

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.5%

	MUNICIPAL BONDS – 0.5%

	Alabama – 0.4%

$15,125	Jefferson County, Alabama, Limited Obligation School Warrants, Variable Rate Demand Obligations, Series 2005A-1, 1.206%, 1/01/27 – AMBAC Insured (10)	10/16 at 100.00	A–	$15,125,000

230	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 0.1%

$5,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Variable Rate Demand Obligations, Series 2014, 1.140%, 12/01/44 (Mandatory put 12/02/19) (10)	6/19 at 100.00	A-2	$4,938,150
$20,125	Total Short-Term Investments (cost $20,047,195)			20,063,150
	Total Investments (cost $3,620,991,568) – 101.0%			3,788,596,860
	Floating Rate Obligations – (0.2)%			(8,000,000)
	Other Assets Less Liabilities – (0.8)% (11)			(29,948,081)
	Net Assets – 100%			$3,750,648,779

Investments in Derivatives as of July 31, 2016

Credit Default Swaps

Counterparty	Referenced Entity	Buy/Sell Protection (12)	Current Credit Spread (13)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citibank, National Association	City of Chicago	Sell	4.70%	$8,000,000	1.000%	6/20/21	$(924,717)	$1,015 (14)

Interest Rate Swaps

Counter party	Notional Amount	Fund Pay / Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termi nation Date	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appre ciation (Depre ciation)
Barclays Bank PLC*	$88,300,000	Receive	3-Month USD-LIBOR-ICE	2.270%	Semi-Annually	9/27/16	N/A	9/27/22	$(5,865,993)	$(305,571)	$(5,891,115)
JPMorgan Chase Bank, N.A.	41,700,000	Receive	Weekly USD-SIFMA	1.278%	Quarterly	3/29/17	4/28/17	3/29/26	(846,229)	—	(846,229)
	$130,000,000								$(6,712,222)	$(305,571)	$(6,737,344)
* Morgan Stanley Capital Services LLC is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	231

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,750,417,473	$—	$3,750,417,473
Investment Companies	17,700,354	—	—	17,700,354
Common Stocks	415,883	—	—	415,883
Short-Term Investments:
Municipal Bonds	—	20,063,150	—	20,063,150
Investments in Derivatives:
Credit Default Swaps*	—	—	1,015	1,015
Interest Rate Swaps*	—	(6,737,344)	—	(6,737,344)
Total	$18,116,237	$3,763,743,279	$1,015	$3,781,860,531
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2016, the cost of investments (excluding investments in derivatives) was $3,607,315,333.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$180,031,432
Depreciation	(6,749,905)
Net unrealized appreciation (depreciation) of investments	$173,281,527

232	NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional 0.25% effective May 11, 2016.

(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(10)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(12)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(13)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(14)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not Applicable

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

NUVEEN	233

Nuveen Strategic Municipal Opportunities Fund

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.8%

	MUNICIPAL BONDS – 96.6%

	Alabama – 2.3%

$1,110	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46	No Opt. Call	Aa3	$1,243,944

250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	258,758

100	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	101,959
1,460	Total Alabama			1,604,661

	Arizona – 2.4%

875	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/28	7/25 at 100.00	AA	1,108,958

300	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A, 5.000%, 7/01/29	7/25 at 100.00	A+	372,654

100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	100,138

100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB	100,997
1,375	Total Arizona			1,682,747

	California – 42.1%

1,300	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/36	10/26 at 100.00	BBB+	1,582,450

1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,128,440

250	Banning Financing Authority, California, Revenue Bonds, Electric System Project, Refunding Series 2015, 5.000%, 6/01/32 – AGM Insured	6/25 at 100.00	AA	302,368

	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A:
350	5.000%, 11/15/41	11/25 at 100.00	AA–	429,650
75	5.000%, 11/15/46	11/25 at 100.00	AA–	91,728

1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45	10/26 at 100.00	AAA	1,134,930

410	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	BB	449,631

250	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB–	287,470

	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
600	5.000%, 8/01/29	8/25 at 100.00	BBB	707,196
755	5.000%, 8/01/30	8/25 at 100.00	BBB	887,261

234	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$260	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016, 4.000%, 6/01/26	No Opt. Call	N/R	$270,072

300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education – Obligated Group, Series 2016A, 5.000%, 6/01/31	6/25 at 100.00	N/R	327,822

430	California State University, Systemwide Revenue Bonds, Series 2016A, 5.000%, 11/01/45	5/26 at 100.00	Aa2	533,897

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
295	5.000%, 12/01/36	6/26 at 100.00	BB+	344,112
620	5.000%, 12/01/41	6/26 at 100.00	BB+	715,796

305	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A, 4.000%, 8/15/46	8/26 at 100.00	A+	334,189

300	California Statewide Communities Development Authority, Revenue Bonds, Rady Children’s Hospital of San Diego, Refunding Series 2016A, 5.000%, 8/15/22	No Opt. Call	Aa3	366,576

500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/39 (4)	10/16 at 100.00	CCC	500,005

2,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election 2004 Series 2004A, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	AA+	1,617,539

	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016:
480	5.000%, 9/01/23	No Opt. Call	N/R	588,226
530	5.000%, 9/01/25	No Opt. Call	N/R	663,693

1,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	B–	1,200,300

1,200	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2015C, 5.000%, 11/01/37	5/26 at 100.00	AA–	1,485,192

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/32 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,210,290

425	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 4.000%, 9/01/27	9/25 at 100.00	N/R	475,677

1,500	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)	8/35 at 100.00	AA	1,319,910

100	Oceanside Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2015A, 5.000%, 9/01/25 – BAM Insured	No Opt. Call	AA	127,037

525	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.000%, 8/15/30	8/25 at 100.00	N/R	637,067

500	Palmdale Community Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/34	9/26 at 100.00	AA–	621,435

500	Pittsburg City Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Subordinate Series 2016A, 5.000%, 9/01/29 – AGM Insured	9/26 at 100.00	AA	622,625

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Series 2016, 4.000%, 9/01/37 (WI/DD, Settling 8/02/16)	9/26 at 100.00	N/R	1,096,450

155	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Packard Campus Oaks, Series 2016, 5.000%, 9/01/31	9/26 at 100.00	N/R	167,891

NUVEEN	235

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$220	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/30	9/25 at 100.00	N/R	$267,054

1,500	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	9/25 at 100.00	AA–	1,927,825

1,000	San Diego, California, Special Tax Bonds, Community Facilities District 4 Black Mountain Ranch Villages, Series 2016, 5.000%, 9/01/37	9/26 at 100.00	N/R	1,198,000

1,500	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Refunding Series 2016C, 5.000%, 8/01/34	8/26 at 100.00	A–	1,857,104

150	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	87,857

1,000	Santee School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 4.000%, 8/01/31	8/25 at 100.00	AA–	1,152,500

780	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2016D, 3.125%, 8/01/39	8/26 at 100.00	Aa2	796,099
26,265	Total California			29,513,364

	Colorado – 3.2%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35	12/25 at 100.00	N/R	525,005

100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	103,040

500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.375%, 12/01/33	12/21 at 103.00	N/R	502,925

500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	518,635

80	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	BBB	94,806

500	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	467,470
2,180	Total Colorado			2,211,881

	Connecticut – 0.7%

200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B3	199,996

100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46	9/26 at 100.00	BB	111,201

125	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA	153,566
425	Total Connecticut			464,763

	District of Columbia – 0.7%

195	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	241,999

236	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

$190	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2015B, 5.000%, 10/01/29	10/25 at 100.00	AA+	$239,634
385	Total District of Columbia			481,633

	Florida – 2.5%

240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30	7/25 at 100.00	N/R	267,245

100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%, 7/15/36 (WI/DD, Settling 8/10/16)	7/26 at 100.00	N/R	98,980

200	Lakewood Ranch Stewardship District, Florida, Special Assessment Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	211,058

250	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	270,805

390	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2016B, 4.000%, 10/01/45	10/26 at 100.00	A	422,713

	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Series 2016A:
160	5.000%, 12/01/36	12/25 at 100.00	Baa1	190,120
225	5.000%, 12/01/41	12/25 at 100.00	Baa1	265,320
1,565	Total Florida			1,726,241

	Guam – 1.7%

1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	1,157,630

	Hawaii – 0.3%

200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	204,052

	Illinois – 3.0%

250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	265,080

745	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB+	762,969

100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35	12/25 at 100.00	N/R	103,139

200	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	201,106

360	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, 4.000%, 7/01/38	7/26 at 100.00	A+	387,965

250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (6)	10/25 at 100.00	AA+	295,903

270	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 6.375%, 1/01/17 (7)	No Opt. Call	N/R	120,139
2,175	Total Illinois			2,136,301

NUVEEN	237

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 0.1%

$110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	B	$97,409

	Iowa – 2.6%

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
250	5.500%, 12/01/22	12/18 at 100.00	B+	260,202
500	5.250%, 12/01/25	12/23 at 100.00	B+	541,035

1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	10/16 at 100.00	B+	1,002,630
1,750	Total Iowa			1,803,867

	Louisiana – 0.8%

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/21	No Opt. Call	A+	590,060

	Maine – 0.3%

200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/30	7/24 at 100.00	A+	237,230

	Maryland – 2.3%

500	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	B	498,570

500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (8)	12/16 at 100.00	N/R	298,550

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R	597,100

65	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	76,740

100	Maryland State Economic Development Corporation, Private Activity Revenue Bonds, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/51 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	120,823
2,165	Total Maryland			1,591,783

	Massachusetts – 3.7%

180	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	No Opt. Call	A–	214,911

1,200	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/35	12/26 at 100.00	A1	1,472,412

500	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/28	8/25 at 100.00	A+	621,140

230	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Healthcare, Refunding Series 2016I, 5.000%, 7/01/28	7/26 at 100.00	A–	287,121
2,110	Total Massachusetts			2,595,584

	Michigan – 0.3%

200	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	205,152

238	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 0.0%

$30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	BB–	$30,734

	Mississippi – 1.4%

993	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. USbank Trustee on underlying Bond, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	985,750

	Nevada – 0.3%

200	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Series 2006, 5.150%, 9/01/20	3/17 at 100.00	N/R	200,086

	New Jersey – 0.5%

300	Morris County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Morris County General Obligation Bond Project, Series 2015, 4.000%, 5/01/22	No Opt. Call	AAA	349,002

	New York – 16.1%

250	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/35	No Opt. Call	BBB–	115,590

870	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	A	1,067,786

300	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/32	9/25 at 100.00	A–	366,915

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/36	11/25 at 100.00	AA–	1,218,200

1,200	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2016-1E, 4.000%, 4/01/31 (WI/DD, Settling 8/02/16)	10/26 at 100.00	AA	1,412,472

1,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	1,438,263

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40	No Opt. Call	N/R	292,303

1,150	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2016A, 4.000%, 6/15/46	6/26 at 100.00	AAA	1,304,445

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
205	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	228,157
50	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	54,884

55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	65,303

755	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	868,220

NUVEEN	239

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$200	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A, 5.000%, 4/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa1	$241,370

1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 11/15/25	5/23 at 100.00	A+	1,243,530

1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	BBB	1,373,340
9,735	Total New York			11,290,778

	North Carolina – 0.9%

250	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	287,393

310	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37 (WI/DD, Settling 8/10/16)	11/26 at 100.00	A–	376,879
560	Total North Carolina			664,272

	Ohio – 1.9%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
225	5.125%, 6/01/24	6/17 at 100.00	B–	222,230
1,000	5.875%, 6/01/47	6/17 at 100.00	B–	999,480

120	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/19	No Opt. Call	BB+	129,539
1,345	Total Ohio			1,351,249

	Oregon – 0.8%

500	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/46 (WI/DD, Settling 8/04/16)	11/24 at 102.00	N/R	547,330

	Pennsylvania – 0.8%

100	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	111,219

200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba1	229,882

180	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	191,745
480	Total Pennsylvania			532,846

	South Carolina – 2.7%

200	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/30	8/23 at 100.00	BBB+	238,758

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
600	5.000%, 12/01/35	6/26 at 100.00	AA–	732,438
555	5.000%, 12/01/36	6/26 at 100.00	AA–	675,341

250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	276,940
1,605	Total South Carolina			1,923,477

240	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 1.1%

$100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45		9/25 at 100.00	N/R	$105,237

255	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)		10/18 at 103.00	BB–	272,585

275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)		1/26 at 102.00	N/R	284,776

115	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42		5/26 at 100.00	AA–	126,023
745	Total Texas				788,621

	Virginia – 0.4%

250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45		3/25 at 100.00	N/R	265,895

	Washington – 0.3%

200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45		7/25 at 100.00	N/R	218,048

	Wisconsin – 0.4%

250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45		7/25 at 100.00	N/R	260,760

20	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)		8/26 at 100.00	N/R	20,684
270	Total Wisconsin				281,444
$61,278	Total Municipal Bonds (cost $64,651,350)				67,733,890

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 2.2%

	Real Estate Management & Development – 2.2%

$1,548	AAF Holdings LLC, 144A	12.000%	7/01/19	N/R	$1,587,027
$1,548	Total Corporate Bonds (cost $1,453,060)				1,587,027
	Total Long-Term Investments (cost $66,104,410)				69,320,917
	Floating Rate Obligations – (0.3)%				(200,000)
	Other Assets Less Liabilities – 1.5% (9)				1,010,049
	Net Assets – 100%				$70,130,966

Investments in Derivatives as of July 31, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(10)	9/16	$(1,330,469)	$(4,844)	$(21,119)

NUVEEN	241

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Credit Default Swaps

Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	Assured Guaranty Municipal Corp.	Buy	1.97%	$250,000	5.000%	9/20/20	$(30,529)	$(20,657)
Goldman Sachs Bank USA	Assured Guaranty Municipal Corp.	Buy	2.12	2,000,000	5.000	12/20/20	(244,218)	(147,887)
Goldman Sachs Bank USA	City of Chicago	Sell	4.70	4,000,000	1.000	6/20/21	(462,602)	18,033	(12)
Goldman Sachs Bank USA	Markit MCDX NA 21	Buy	1.01	250,000	1.000	12/20/18	(234)	(1,226	)(12)
Goldman Sachs Bank USA	Markit MCDX NA 24	Buy	0.82	250,000	1.000	6/20/20	(1,879)	(1,966	)(12)
				$6,750,000			$(739,462)	$(153,703)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$67,733,890	$—	$67,733,890
Corporate Bonds	—	1,587,027	—	1,587,027
Investment in Derivatives:
Futures Contracts*	(21,119)	—	—	(21,119)
Credit Default Swaps*	—	(168,544)	14,841	(153,703)
Total	$(21,119)	$69,152,373	$14,841	$69,146,095
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2016, the cost of investments (excluding investments in derivatives) was $65,870,020.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$3,290,099
Depreciation	(39,202)
Net unrealized appreciation (depreciation) of investments	$3,250,897

242	NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional 0.25% effective May 11, 2016.

(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(7)	On November 11, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.375% to 3.825%.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as OTC-cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as level 3.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	243

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 103.4%

	MUNICIPAL BONDS – 101.7%

	Alabama – 1.7%

$16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)	8/20 at 100.00	N/R	$14,113,600

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/16 at 100.00	B3	9,999,800

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/16 at 100.00	B3	3,881,001

10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45	9/25 at 100.00	N/R	10,565,600

14,165	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37 (Pre-refunded 2/01/17)	2/17 at 101.00	N/R (5)	14,735,991

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,494,194
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,739,800

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
3,425	5.125%, 4/01/17 – AMBAC Insured	10/16 at 100.00	B1	3,430,583
1,900	5.125%, 4/01/19 – AMBAC Insured	10/16 at 100.00	B1	1,901,197
140	5.125%, 4/01/20 – AMBAC Insured	10/16 at 100.00	B1	140,168
2,540	5.125%, 4/01/21 – AMBAC Insured	10/16 at 100.00	B1	2,543,048
2,525	5.000%, 4/01/26 – AMBAC Insured	10/16 at 100.00	B1	2,525,353

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
655	5.000%, 4/01/21 – NPFG Insured	10/16 at 100.00	AA–	655,524
1,500	5.000%, 4/01/22 – NPFG Insured	10/16 at 100.00	AA–	1,501,005
1,000	5.000%, 4/01/23 – NPFG Insured	10/16 at 100.00	AA–	1,000,540
7,990	5.000%, 4/01/24 – NPFG Insured	10/16 at 100.00	AA–	8,036,582

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,275	5.250%, 1/01/17	10/16 at 100.00	A–	4,328,480
5,000	5.000%, 1/01/24	10/16 at 100.00	A–	5,029,150

4,500	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.500%, 10/01/53 – AGM Insured	10/23 at 102.00	AA	5,268,105

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	AA	13,559,271
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	AA	4,126,950
3,520	0.000%, 10/01/46 – AGM Insured (6)	10/23 at 105.00	AA	2,899,248
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	AA	8,259,700

36,600	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BBB–	44,523,168

21,190	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	29,132,860

244	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama (continued)

$31,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	$32,950,180

10,000	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (Alternative Minimum Tax)	No Opt. Call	BBB	10,564,100

8,080	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	8,238,287
235,925	Total Alabama			248,143,485

	Arizona – 2.5%

1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2016-XF0393, 17.501%, 1/01/31 (IF) (7)	1/18 at 100.00	AA–	2,138,290

4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 18.016%, 1/01/32 (IF) (7)	1/18 at 100.00	AA–	5,325,080

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29	7/24 at 100.00	N/R	713,714
650	5.000%, 7/15/33	7/24 at 100.00	N/R	707,798
750	5.000%, 7/15/38	7/24 at 100.00	N/R	808,110

1,085	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39	7/24 at 100.00	N/R	1,175,825

2,100	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39	7/25 at 100.00	N/R	2,173,773

364	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	10/16 at 100.00	N/R	365,380

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB–	3,680,722

625	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2016, 5.250%, 7/15/40	7/26 at 100.00	BBB–	708,994

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	10/16 at 100.00	N/R	420,172

5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	6,140,886

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
1,880	5.000%, 7/01/35	7/25 at 100.00	BB	2,061,721
3,130	5.000%, 7/01/46	7/25 at 100.00	BB	3,395,424

13,105	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	N/R	5,372,133

640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.000%, 7/01/32	7/21 at 100.00	BB	714,509

NUVEEN	245

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
$3,000	6.500%, 7/01/34	7/24 at 100.00	N/R	$3,580,380
10,000	6.750%, 7/01/44	7/24 at 100.00	N/R	12,112,800

3,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45	No Opt. Call	BB–	3,219,270

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	2,988,424
4,225	7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	5,279,602

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
650	5.000%, 7/01/35	7/25 at 100.00	N/R	722,573
1,195	5.000%, 7/01/45	7/25 at 100.00	N/R	1,307,354

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	22,201,144
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	18,969,615
24,530	5.375%, 2/01/41	2/24 at 100.00	B+	25,598,527

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	16.839%, 6/01/34 – AGM Insured (IF) (7)	6/22 at 100.00	A	3,478,696
1,500	15.891%, 6/01/42 – AGM Insured (IF) (7)	6/22 at 100.00	A	2,327,460
375	15.891%, 6/01/42 – AGM Insured (IF) (7)	6/22 at 100.00	A	581,865
1,265	15.891%, 6/01/42 – AGM Insured (IF) (7)	6/22 at 100.00	A	1,962,825
975	15.872%, 6/01/42 – AGM Insured (IF) (7)	6/22 at 100.00	A	1,512,157
775	15.868%, 6/01/42 – AGM Insured (IF) (7)	6/22 at 100.00	A	1,201,831

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%%, 6/01/42 (UB) (7)	6/22 at 100.00	A	5,689,550

6,395	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,403,825

4,755	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	10/16 at 100.00	Baa2	4,766,317

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,762,557

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,099,960
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	2,000,898

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,305	6.000%, 7/01/33	7/20 at 102.00	BB	1,374,674
2,110	5.700%, 7/01/35	7/20 at 102.00	BB	2,178,237
1,330	6.000%, 7/01/43	7/20 at 102.00	BB	1,386,365
800	6.000%, 7/01/48	7/20 at 102.00	BB	831,824

1,895	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	No Opt. Call	BB	2,074,229

246	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
$3,445	5.250%, 7/01/36	7/26 at 100.00	BB	$3,479,347
5,700	5.375%, 7/01/46	7/26 at 100.00	BB	5,741,439
6,830	5.500%, 7/01/51	7/26 at 100.00	BB	6,902,535

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	2,047,004
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,785,705

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44	2/24 at 100.00	N/R	10,346,006

2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48	2/24 at 100.00	N/R	2,710,088

7,825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (5)	9,375,289

2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American Charter School Foundation, Series 2007A, 5.625%, 7/01/38	7/17 at 100.00	BB	2,245,657

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
610	7.000%, 1/01/22	No Opt. Call	B	614,416
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,264,911
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,619,547

5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A, 5.000%, 12/15/34	No Opt. Call	BB	5,950,543

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,190	6.000%, 6/01/40	6/19 at 100.00	BB+	1,248,310
2,750	6.100%, 6/01/45	6/19 at 100.00	BB+	2,888,270

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
245	5.875%, 6/01/22	10/16 at 100.00	BB+	245,470
1,575	6.000%, 6/01/36	10/16 at 100.00	BB+	1,577,221

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Baa3 (5)	3,122,454

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Tender Option Bond Trust 2015-XF0087, 14.195%, 3/01/30 (IF)	3/18 at 100.00	AA–	3,845,855

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
880	6.625%, 12/01/17	No Opt. Call	B–	888,818
14,560	7.000%, 12/01/27	12/17 at 102.00	B–	14,406,974

19,225	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	B+	21,758,663

NUVEEN	247

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
$60	5.250%, 12/01/22	No Opt. Call	BBB+	$71,008
80	5.250%, 12/01/28	No Opt. Call	BBB+	100,708
175	5.000%, 12/01/32	No Opt. Call	BBB+	219,679
26,530	5.500%, 12/01/37	No Opt. Call	BBB+	32,516,494
500	5.000%, 12/01/37	No Opt. Call	BBB+	643,815

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	A	4,488,366

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,224,553
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,557,088

	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016:
1,020	5.000%, 7/01/36	7/26 at 100.00	Baa3	1,148,224
1,200	5.000%, 7/01/47	7/26 at 100.00	Baa3	1,332,780

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
7,723	5.750%, 7/01/22	10/16 at 100.00	N/R	7,736,979
10,496	6.000%, 7/01/30	10/16 at 100.00	N/R	10,511,744

4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Series 2012, 5.125%, 3/01/42	No Opt. Call	BB+	4,566,635

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011:
3,215	7.625%, 3/01/31	3/21 at 100.00	BB+	3,757,338
1,830	7.875%, 3/01/42	3/21 at 100.00	BB+	2,158,320

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,331,357
341,238	Total Arizona			365,945,100

	California – 21.2%

1,000	Alameda Community Facilities District No. 13-1, California, Alameda Landing Public Improvements, Special Tax Bonds, Series 2016, 5.000%, 9/01/46	9/24 at 102.00	N/R	1,155,910

7,295	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37	10/26 at 100.00	BBB+	8,872,690

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	AA	574,440
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA	3,189,505
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	2,353,432

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	Ba3 (5)	2,264,020

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
11,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	12,181,060
13,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	15,171,155

248	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0071, 15.912%, 8/01/47 (IF) (7)	8/23 at 100.00	A+	$5,667,227

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	10/16 at 100.00	N/R	1,001,210

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	259,848

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
3,035	5.000%, 9/01/27	9/17 at 100.00	N/R	3,072,755
7,275	5.000%, 9/01/37	9/17 at 100.00	N/R	7,361,718

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (6)	5/40 at 100.00	Aa2	1,189,167
11,860	0.000%, 5/01/47 (6)	5/40 at 100.00	Aa2	8,266,420

19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014, 5.000%, 10/01/54 (UB) (7)	10/24 at 100.00	AA–	22,907,976

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179:
1,085	16.576%, 4/01/31 (Pre-refunded 4/01/17) (IF)	4/17 at 100.00	AA (5)	1,217,641
1,250	18.619%, 4/01/43 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (5)	1,664,000
1,000	17.127%, 4/01/47 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (5)	1,306,280
1,250	17.127%, 4/01/47 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (5)	1,632,850

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,142,847

2,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	3,313,725

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	1,054,106

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,139,540

1,595	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,794,375

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	10/16 at 100.00	N/R	1,002,210

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
830	5.600%, 9/01/25	9/17 at 100.00	N/R	838,682
2,315	5.650%, 9/01/30	9/17 at 100.00	N/R	2,333,080

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/16 at 100.00	N/R	859,155
2,065	5.500%, 9/01/35	9/16 at 100.00	N/R	2,074,644

2,195	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,815,944

4,065	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	2,619,242

2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,365,240

NUVEEN	249

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	$11,490,100

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	12/18 at 100.00	B2	1,526,130
1,175	5.700%, 6/01/46	12/18 at 100.00	B2	1,195,504

2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	10/16 at 100.00	B1	2,000,160

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	10/16 at 100.00	B–	7,000,490

50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	10/16 at 100.00	N/R	7,120,000

40,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016B, 5.000%, 11/15/46 (WI/DD, Settling 8/18/16) (UB)	11/26 at 100.00	AA–	49,284,000

6,545	California Health Facilities Financing Authority, Hospital Revenue Bonds, Adventist Health System West, Tender Option Bonds Trust 4699, 18.521%, 9/01/28 – NPFG Insured (IF) (7)	10/16 at 101.50	N/R	8,369,288

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 3267:
2,500	18.793%, 11/15/40 (IF) (7)	11/21 at 100.00	AA	4,705,000
1,500	18.793%, 11/15/40 (IF) (7)	11/21 at 100.00	AA	2,823,000
4,000	17.803%, 11/15/40 (IF) (7)	11/21 at 100.00	AA	7,241,280

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 2015-XF1002:
1,250	15.952%, 4/01/42 (IF) (7)	4/22 at 100.00	AA–	2,091,350
605	15.921%, 4/01/42 (IF) (7)	4/22 at 100.00	AA–	1,011,366

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152:
540	16.487%, 8/15/43 (IF) (7)	8/24 at 100.00	AA	956,659
1,250	16.511%, 8/15/51 (IF) (7)	8/22 at 100.00	AA	2,146,700

15,480	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2016B, 5.000%, 8/15/55 (UB) (7)	8/26 at 100.00	AA	18,820,274

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
465	20.311%, 10/01/33 (IF) (7)	10/24 at 100.00	AA–	962,578
460	20.351%, 10/01/38 (IF) (7)	10/24 at 100.00	AA–	917,180
3,150	20.477%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	6,171,952
2,000	20.477%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	3,918,700
2,000	20.477%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	3,918,700
845	20.409%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	1,652,769

1,020	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034, 20.573%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	1,998,537

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,100,650

250	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
$1,800	20.600%, 8/15/51 (IF) (7)	8/22 at 100.00	AA	$3,414,060
1,610	20.590%, 8/15/51 (IF) (7)	8/22 at 100.00	AA	3,052,882

3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2016A, 5.000%, 8/15/54 (UB) (7)	8/26 at 100.00	AA	4,014,873

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,000	16.590%, 8/15/51 (IF) (7)	8/22 at 100.00	AA	3,434,720
2,385	16.586%, 8/15/51 (IF) (7)	8/22 at 100.00	AA	4,095,403

7,480	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (Pre-refunded 11/15/16)	11/16 at 100.00	AA–(5)	7,587,862

1,250	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF0061, 17.489%, 11/15/30 (IF)	11/16 at 100.00	AA–	1,322,100

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2016A:
4,690	5.000%, 11/15/41 (UB)	11/25 at 100.00	AA–	5,757,303
22,955	5.000%, 11/15/46 (UB) (7)	11/25 at 100.00	AA–	28,074,883

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2221:
2,500	20.919%, 8/15/42 (IF)	8/20 at 100.00	AA–	4,472,600
2,000	20.919%, 8/15/42 (IF)	8/20 at 100.00	AA–	3,578,080

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
2,500	20.383%, 8/15/42 (IF) (7)	8/20 at 100.00	AA–	4,472,600
2,500	20.383%, 8/15/42 (IF) (7)	8/20 at 100.00	AA–	4,472,600

4,320	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 2016-XF2308, 9.331%, 2/01/30 (Alternative Minimum Tax) (IF) (7)	2/17 at 100.00	AA–	4,509,734

1,015	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA+	1,127,736

1,000	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BBB–	1,066,950

17,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	A–	19,129,732

4,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,465,000

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BBB–	2,113,840

1,195	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	BB	1,303,291

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	No Opt. Call	BB	2,990,295
675	5.300%, 8/01/47	8/22 at 100.00	BB	733,894

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,309,762

NUVEEN	251

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$495	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Taxable Series 2014B , 7.250%, 6/01/18	No Opt. Call	N/R	$499,915

1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49	8/24 at 100.00	BB	1,827,000

925	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45	8/26 at 100.00	N/R	964,692

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
920	6.750%, 10/01/28	10/18 at 100.00	N/R	964,740
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,051,740

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,464,361

8,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	9,882,013

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,969,450

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	9,212,531

2,225	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB	2,615,176

3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	No Opt. Call	BB+	3,371,808

	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
2,490	5.000%, 4/01/35	4/25 at 100.00	Baa3	2,889,122
3,080	5.000%, 4/01/41	4/25 at 100.00	Baa3	3,555,829

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	636,673
530	6.875%, 1/01/42	1/22 at 100.00	N/R	599,186

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,326,485

915	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014B, 5.500%, 1/01/19	No Opt. Call	N/R	918,321

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (5)	615,655
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA (5)	1,297,244

1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB–	1,227,873

5,000	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A–	5,833,600

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,587,675

252	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
$38,365	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	$43,410,381
33,450	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	37,751,001

35,480	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	36,605,780

3,500	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/41	8/25 at 100.00	BBB	4,037,775

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	1,099,550

11,770	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	12,829,888

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34	6/24 at 100.00	BB+	1,358,589
2,390	6.000%, 6/01/44	6/24 at 100.00	BB+	2,719,127

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34	2/24 at 100.00	BB–	2,329,429
4,960	6.750%, 8/01/44	2/24 at 100.00	BB–	5,863,315

2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35	7/25 at 100.00	BBB–	2,084,640

1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45	11/24 at 100.00	N/R	1,399,398

690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB–	784,675

5,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	A+	6,087,700

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 16.457%, 9/01/32 (IF) (7)	9/23 at 100.00	Aa3	20,234,481

	California State, General Obligation Bonds, Series 2015:
1,500	5.000%, 3/01/45 (UB) (7)	3/25 at 100.00	AA–	1,832,295
10,000	5.000%, 9/01/45 (UB) (7)	9/26 at 100.00	AA–	12,510,500

	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039:
125	16.281%, 10/01/37 (IF) (7)	10/24 at 100.00	AA–	240,950
815	16.234%, 10/01/37 (IF) (7)	10/24 at 100.00	AA–	1,568,671
1,570	16.208%, 10/01/37 (IF) (7)	10/24 at 100.00	AA–	3,019,361
15,725	16.281%, 4/01/43 (IF) (7)	4/23 at 100.00	AA–	28,456,589
1,250	16.640%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	2,392,500

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 18.510%, 3/01/40 – AGM Insured (IF) (7)	3/20 at 100.00	AA	7,176,420

1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1037, 16.740%, 8/01/35 (IF) (7)	8/24 at 100.00	AA–	2,429,500

NUVEEN	253

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
$2,500	15.945%, 11/01/43 (IF) (7)	11/23 at 100.00	AA–	$4,690,000
1,875	15.935%, 11/01/43 (IF) (7)	11/23 at 100.00	AA–	3,516,394
725	15.945%, 5/01/44 (IF) (7)	5/24 at 100.00	AA–	1,356,359
750	12.462%, 11/01/44 (IF) (7)	11/24 at 100.00	AA–	1,100,310

	California State, General Obligation Bonds, Various Purpose, Series 2015:
14,520	5.000%, 8/01/45 (UB) (7)	8/25 at 100.00	AA–	17,878,331
3,055	4.000%, 8/01/45 (UB) (7)	8/25 at 100.00	AA–	3,438,219

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
2,215	5.250%, 12/01/29	12/24 at 100.00	BB+	2,616,004
6,050	5.250%, 12/01/34	12/24 at 100.00	BB+	7,008,743
62,285	5.250%, 12/01/44	12/24 at 100.00	BB+	71,908,032
148,795	5.500%, 12/01/54	12/24 at 100.00	BB+	173,899,692

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
6,760	5.000%, 12/01/36	6/26 at 100.00	BB+	7,885,405
9,670	5.000%, 12/01/41	6/26 at 100.00	BB+	11,164,112
18,965	5.000%, 12/01/46	6/26 at 100.00	BB+	21,808,802
71,250	5.250%, 12/01/56	6/26 at 100.00	BB+	83,164,425

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	No Opt. Call	N/R	1,599,420

2,725	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.250%, 7/01/42 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (5)	2,842,502

6,570	California Statewide Communities Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	3/17 at 103.00	N/R	6,776,101

1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	1,030,120

1,950	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,168,400

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	3,113,214

1,400	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,729,924

	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
225	6.000%, 10/01/29	10/19 at 100.00	BBB+	256,435
4,650	6.250%, 10/01/39	10/19 at 100.00	BBB+	5,352,754

440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 19.820%, 11/15/49 – AGM Insured (IF) (7)	11/24 at 100.00	AA	860,662

254	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	$406

1,800	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/46	8/26 at 100.00	A+	2,220,012

12,810	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51 (UB) (7)	8/26 at 100.00	A+	15,679,568

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 17.706%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	3,568,768

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,102,110

500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (5)	522,510

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,310,738

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,447,975
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,500,693

1,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	No Opt. Call	N/R	1,712,700

1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	2,130,063

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,925	5.000%, 9/02/35	9/25 at 100.00	N/R	4,434,269
1,375	5.000%, 9/02/40	No Opt. Call	N/R	1,539,299

4,120	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,541,929

1,250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	1,376,775

2,130	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016, 5.000%, 5/15/40	5/26 at 100.00	Baa1	2,581,752

2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,706,535

240	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	237,674

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	6,044,600

NUVEEN	255

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$545	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39 (Alternative Minimum Tax)	10/16 at 100.00	N/R	$545,823

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	1,042,050
6,280	5.500%, 11/01/38	11/17 at 102.00	N/R	6,514,118

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,495,975
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,721,015

14,335	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	14,806,908

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
5,730	5.500%, 7/01/30 (8)	10/16 at 100.00	CCC	5,730,057
14,960	5.500%, 7/01/35 (8)	10/16 at 100.00	CCC	14,960,150
13,000	5.250%, 7/01/39 (8)	10/16 at 100.00	CCC	13,000,130

3,235	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25 (8)	10/16 at 100.00	CCC	3,235,032

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,305,200
800	5.000%, 11/01/29	11/16 at 100.00	N/R	802,440

4,020	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	4,040,944

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF2186, 17.518%, 11/15/48 (IF)	5/18 at 100.00	AA–	9,046,341

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 17.803%, 11/15/48 (IF) (7)	5/18 at 100.00	AA–	8,575,775

1,000	California Statewide Community Development Authority, Senior Living Revenue Bonds, Southern California Presbyterian Homes, Series 2006A, 4.875%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (5)	1,013,350

1,000	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	N/R	1,136,130

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,076,660

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
3,925	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	4,231,739
605	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	654,029

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 16.783%, 8/01/38 (IF)	8/23 at 100.00	AA	4,560,800

	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B:
1,015	5.000%, 9/01/32	9/23 at 100.00	N/R	1,156,938
500	5.000%, 9/01/35	9/23 at 100.00	N/R	564,665

256	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016:
$500	5.000%, 9/01/36	9/26 at 100.00	N/R	$591,580
1,000	4.000%, 9/01/45	9/26 at 100.00	N/R	1,061,400

8,895	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40 (UB) (7)	8/26 at 100.00	AA+	10,171,255

	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
1,000	5.000%, 9/01/38	9/23 at 100.00	N/R	1,115,340
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,389,150

	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
1,000	5.000%, 9/01/23	9/18 at 100.00	B–	933,130
2,000	5.250%, 9/01/28	9/18 at 100.00	B–	1,833,540
2,000	5.750%, 9/01/38	9/18 at 100.00	B–	1,871,880

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 216-XG0043, 16.915%, 2/01/32 – AGC Insured (IF)	8/19 at 100.00	AA	7,621,400

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (5)	5,171,939

	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007:
6,100	5.200%, 9/01/27 (Pre-refunded 9/01/16)	9/16 at 101.00	N/R (5)	6,186,681
15,470	5.250%, 9/01/37 (Pre-refunded 9/01/16)	9/16 at 101.00	N/R (5)	15,690,602

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	2,407,840
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	A+	3,188,374
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	A+	3,012,246

3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	3,717,009

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 2016-XG0095, 16.940%, 9/01/32 – AMBAC Insured (IF) (7)	10/16 at 100.00	A+	2,607,900

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/16 at 100.00	N/R	3,618,953
3,000	5.000%, 9/01/36	9/16 at 100.00	N/R	3,005,970

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,902,765

9,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/33	No Opt. Call	BBB–	4,926,060

NUVEEN	257

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
$5,000	0.000%, 1/15/29 – AGM Insured (6)	No Opt. Call	AA	$4,487,700
11,000	0.000%, 1/15/32 – AGM Insured (6)	1/31 at 100.00	AA	10,153,770
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	2,551,600
9,955	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	11,456,513
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,398,245
7,500	6.000%, 1/15/49	1/24 at 100.00	BBB–	9,105,825
3,665	6.000%, 1/15/53	1/24 at 100.00	BBB–	4,449,713

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
38,500	5.000%, 6/01/33	6/17 at 100.00	B–	38,801,455
114,205	5.750%, 6/01/47	6/17 at 100.00	B–	116,526,788
148,130	5.125%, 6/01/47	6/17 at 100.00	B–	148,167,032

134,585	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B–	138,326,463

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2015A:
34,235	5.000%, 6/01/40 (UB) (7)	6/25 at 100.00	A+	41,497,613
6,000	5.000%, 6/01/45 (UB) (7)	6/25 at 100.00	A+	7,246,200

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
925	15.891%, 6/01/34 (IF) (7)	6/25 at 100.00	A+	1,759,609
2,485	15.887%, 6/01/40 (IF) (7)	6/25 at 100.00	A+	4,592,951
690	15.874%, 6/01/40 (IF) (7)	6/25 at 100.00	A+	1,274,803
34,335	15.891%, 6/01/45 (IF) (7)	6/25 at 100.00	A+	62,858,458

250,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	6/17 at 17.48	CCC+	26,472,500

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	2,084,423

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 21.314%, 7/15/40 (IF) (7)	7/21 at 100.00	Aaa	3,815,175

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/16 at 102.00	N/R	1,022,650

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
5,675	5.000%, 8/01/25 – AMBAC Insured	10/16 at 100.00	N/R	5,680,278
6,780	5.000%, 8/01/35 – AMBAC Insured	10/16 at 100.00	N/R	6,784,746
3,750	4.750%, 8/01/35 – AMBAC Insured	10/16 at 100.00	N/R	3,751,912

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,368,495
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	1,047,930
3,100	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,167,859
465	5.500%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	N/R	476,997
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	4,321,452

2,935	Imperial, California, Special Tax Bonds, Community Facilities District 2006-2 Savanna Ranch Improvement Area 1, Series 2006, 5.000%, 9/01/37 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (5)	2,946,857

258	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,380	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	$2,613,859

510	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	553,008

212,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2, 0.000%, 6/01/47	6/17 at 13.65	N/R	27,377,868

1,000	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,146,910

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
750	5.000%, 9/01/44	9/24 at 100.00	N/R	861,263
2,750	5.000%, 9/01/49	9/24 at 100.00	N/R	3,155,295

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	3,580,914
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,449,102

1,225	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A, 5.000%, 9/01/42	9/24 at 100.00	A–	1,428,473

	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A:
1,265	5.000%, 9/01/35	9/25 at 100.00	N/R	1,418,571
1,940	5.000%, 9/01/40	9/25 at 100.00	N/R	2,147,832

4,725	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34	8/21 at 100.00	N/R	5,571,720

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–	1,218,305

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
535	5.000%, 9/01/34	No Opt. Call	N/R	608,584
260	5.000%, 9/01/40	No Opt. Call	N/R	292,391

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/42	No Opt. Call	N/R	1,116,020

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 9/01/35	9/25 at 100.00	N/R	1,161,210
4,400	5.000%, 9/01/40	9/25 at 100.00	N/R	5,006,584

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,300,254

7,590	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (6)	No Opt. Call	AA	5,692,576

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,841,130
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,223,780

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,100,930

NUVEEN	259

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
$2,000	6.875%, 8/01/34	8/19 at 100.00	BBB	$2,313,980
1,045	6.875%, 8/01/39	No Opt. Call	BBB	1,209,055

1,400	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (5)	1,661,128

645	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	12/16 at 100.00	N/R	657,081

6,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	6,555,316

965	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	1,099,550

1,825	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A, 5.000%, 9/01/43	9/24 at 100.00	N/R	2,024,929

2,565	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	3,519,231

1,935	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	BBB	2,235,351

6,265	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)	8/29 at 100.00	AA–	5,688,369

2,500	Los Angeles County Regional Financing Authority, California, Insured Revenue Bonds, Montecedro Inc. Project, Series 2014A, 5.000%, 11/15/44	11/22 at 100.00	AA–	2,936,575

6,230	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,647,659

17,730	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2016A, 5.000%, 5/15/42 (Alternative Minimum Tax) (UB)	5/26 at 100.00	AA–	21,421,918

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 16.781%, 5/15/35 (IF) (7)	5/20 at 100.00	AA	2,961,825

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (7)	7/24 at 100.00	Aa2	6,089,750

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047:
1,150	16.613%, 7/01/38 (IF) (7)	7/22 at 100.00	Aa2	2,027,473
1,715	16.642%, 7/01/43 (IF) (7)	1/24 at 100.00	Aa2	3,125,810

2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 20.394%, 7/01/44 (IF) (7)	7/24 at 100.00	AA+	5,056,590

7,830	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A, 5.000%, 7/01/46 (UB)	1/26 at 100.00	AA+	9,671,381

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 19.159%, 6/01/34 (IF) (7)	6/19 at 100.00	AA+	3,942,425

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,255,270

260	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
$1,185	7.000%, 8/01/26	8/21 at 100.00	A–	$1,501,715
2,650	7.250%, 8/01/31	8/21 at 100.00	A–	3,348,036
10,010	7.500%, 8/01/41	8/21 at 100.00	A–	12,766,253

3,950	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	A–	5,037,632

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,240	5.000%, 9/01/39	No Opt. Call	N/R	2,467,114
2,950	5.000%, 9/01/44	No Opt. Call	N/R	3,238,215
1,000	4.250%, 9/01/44	No Opt. Call	N/R	1,036,580

1,750	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 2, Series 2013, 6.000%, 9/01/43	9/23 at 100.00	N/R	1,806,525

1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (5)	1,747,320

	Merced, California, Community Facilities District 2005-1, Improvement Area 1 Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	3/17 at 100.00	N/R	1,270,381
2,195	5.300%, 9/01/36	3/17 at 100.00	N/R	2,195,615

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26	5/21 at 100.00	A+	1,894,262
1,075	6.900%, 5/01/36	5/21 at 100.00	A+	1,306,630

1,320	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,513,301

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/17 at 100.00	N/R	616,328

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	220,585

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	3/17 at 100.00	N/R	1,011,650

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	1,022,100
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,340,185

4,195	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	6,255,668

11,910	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	17,760,430

8,010	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	11,944,672

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	2,323,640

NUVEEN	261

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,505	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A	$3,161,009

3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA	2,667,421

3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 2016-XF1056, 15.662%, 10/01/42 (IF) (7)	4/22 at 100.00	A	5,044,689

4,565	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	5,445,086

2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	AA	1,433,018

2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/17 at 100.00	N/R	2,538,601

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	3/17 at 100.00	N/R	1,703,315
3,780	5.450%, 9/01/32	9/16 at 100.00	N/R	3,786,804
4,480	5.500%, 9/01/36	9/16 at 100.00	N/R	4,487,526

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,000	7.000%, 4/01/25	10/16 at 100.00	CCC+	993,400
1,605	7.500%, 4/01/35	10/16 at 100.00	CCC+	1,620,697

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A	708,898
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A	687,691

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/16 at 100.00	N/R	2,861,224

5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Ba1	5,897,906

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	18,697,935

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured (6)	8/29 at 100.00	AA	3,685,710

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0017:
3,750	16.599%, 8/01/37 – NPFG Insured (IF) (7)	8/17 at 100.00	AA–	4,338,900
7,000	16.599%, 8/01/37 – NPFG Insured (IF) (7)	8/17 at 100.00	AA–	8,099,280

2,000	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0033, Tender Option Bond Trust 11872, 16.713%, 8/01/37 – NPFG Insured (IF)	8/17 at 100.00	AA–	2,314,080

3,130	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,537,088

16,550	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	18,828,438

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 17.013%, 8/01/37 – AGM Insured (IF) (7)	8/17 at 100.00	AA	5,918,800

262	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,390	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	$5,883,023

285	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	340,757

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/17 at 100.00	N/R	1,318,161
2,475	5.150%, 9/01/35	9/17 at 100.00	N/R	2,528,510

3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA–	4,838,418

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	BB+ (5)	19,090,830

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A+	1,804,825

4,360	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	BB+ (5)	4,374,911

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,466,829

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	10/16 at 100.00	BBB–	1,286,863

1,220	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,347,051

	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 9/01/30	9/25 at 100.00	N/R	1,820,820
1,265	5.000%, 9/01/31	9/25 at 100.00	N/R	1,516,115
1,800	5.000%, 9/01/32	9/25 at 100.00	N/R	2,146,014
1,000	5.000%, 9/01/33	9/25 at 100.00	N/R	1,186,900
1,300	5.000%, 9/01/34	9/25 at 100.00	N/R	1,537,601
1,050	5.000%, 9/01/35	9/25 at 100.00	N/R	1,237,593
2,000	5.000%, 9/01/36	9/25 at 100.00	N/R	2,352,040

8,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	9,305,440

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016:
565	5.000%, 9/01/41	9/26 at 100.00	N/R	657,558
1,000	5.000%, 9/01/46	9/26 at 100.00	N/R	1,160,530

3,895	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	4,016,251

1,250	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,412,513

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	10/16 at 100.00	N/R	4,422,576

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Refunding Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	1,131,910

NUVEEN	263

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Series 2005, 5.500%, 9/01/37 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (5)	$1,003,240

4,745	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	4,892,285

	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011:
775	7.500%, 9/01/31 (Pre-refunded 9/01/16)	9/16 at 103.00	N/R (5)	803,094
1,440	7.750%, 9/01/41 (Pre-refunded 9/01/16)	9/16 at 103.00	N/R (5)	1,492,517

1,445	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2014, 5.000%, 9/01/35	9/24 at 100.00	N/R	1,666,475

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18 (4)	10/16 at 100.00	N/R	3,236,955

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 16.995%, 11/01/45 (Alternative Minimum Tax) (IF) (7)	11/25 at 100.00	AA–	2,440,250

1,315	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project, Refunding Series 2014A, 5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	1,603,274

720	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E, 5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	877,838

	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A:
1,000	5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	1,219,220
1,045	5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	1,270,584

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30	10/20 at 100.00	A	1,762,815

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	1,659,341
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	1,541,076
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	1,360,227
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	1,017,352

5,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/39	No Opt. Call	A	2,210,550

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A	1,276,040

1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,535,786

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	AA–	259,468
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	AA–	299,930

3,250	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	3,742,245

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/17 at 101.00	N/R	1,011,740

264	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	$7,098,036

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	1,223,982
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,065,770
1,735	5.500%, 9/01/46	9/26 at 100.00	N/R	1,900,675

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,077,569
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,536,439

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
515	5.000%, 9/01/31	9/25 at 100.00	N/R	608,066
675	5.000%, 9/01/37	9/25 at 100.00	N/R	785,180

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	3/17 at 100.00	N/R	3,005,400

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	16.755%, 12/01/30 – AMBAC Insured (IF) (7)	No Opt. Call	A+	5,882,300
3,000	16.755%, 12/01/30 – AMBAC Insured (IF) (7)	No Opt. Call	A+	7,058,760
6,580	16.857%, 12/01/33 – AMBAC Insured (IF) (7)	No Opt. Call	A+	16,175,482

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 2016-XG0067, 16.841%, 12/01/30 – AMBAC Insured (IF) (7)	No Opt. Call	A+	4,206,643

1,550	Sacramento County, California, Special Tax Bonds, Community Facilities District 2005-2 North Vineyard Station 1, Series 2016, 5.000%, 9/01/45	9/26 at 100.00	N/R	1,828,458

3,400	Sacramento County, California, Special Tax Bonds, Community Facilities District 2014-2 North Vineyard Station 2, Series 2016, 5.000%, 9/01/41	9/26 at 100.00	N/R	3,893,510

5,895	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	6,095,253

2,620	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA–	3,001,813

1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,133,650

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB+	5,135,680
16,730	7.500%, 12/01/41	12/21 at 100.00	BB+	20,899,952

2,880	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/46	9/25 at 100.00	N/R	3,327,322

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 18.692%, 2/01/33 (IF)	8/19 at 100.00	AA	4,636,537

2,725	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2010C, 0.000%, 7/01/48 (6)	No Opt. Call	Aa2	2,175,531

15,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2013C, 4.000%, 7/01/42 (UB)	7/23 at 100.00	Aa2	16,522,050

NUVEEN	265

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 16.035%, 5/01/44 (IF) (7)	5/24 at 100.00	A+	$2,262,196

4,285	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1033, 15.992%, 5/01/44 (Alternative Minimum Tax) (IF) (7)	5/24 at 100.00	A+	7,141,081

5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	No Opt. Call	N/R	5,584,100

3,750	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/41 – NPFG Insured	8/26 at 100.00	AA–	4,650,338

1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A–	1,471,487

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/17 at 45.43	N/R	613,443
3,020	0.000%, 8/01/34	2/17 at 35.66	N/R	1,056,154

500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A– (5)	587,355

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
31,500	5.250%, 1/15/44	1/25 at 100.00	BB+	35,580,195
26,000	5.250%, 1/15/49	1/25 at 100.00	BB+	29,367,780

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
3,155	5.000%, 1/15/34	1/25 at 100.00	BBB–	3,711,037
47,000	5.000%, 1/15/44	1/25 at 100.00	BBB–	54,895,530
13,440	5.000%, 1/15/50	1/25 at 100.00	BBB–	15,609,754

8,240	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB+	8,356,266

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 2015-XF01212:
1,500	15.990%, 9/01/30 – AGM Insured (IF) (7)	3/17 at 100.00	AA	1,652,340
470	15.911%, 9/01/30 – AGM Insured (IF) (7)	3/17 at 100.00	AA	517,475

3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 2015-XF2185, 16.527%, 9/01/38 – BHAC Insured (IF)	9/17 at 100.00	AA+	4,620,188

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation, Orange County, California, 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA	3,300,950

7,910	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (Alternative Minimum Tax)	10/16 at 100.00	N/R	7,921,311

465	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District 99-1 Talega, Series 2013B, 5.000%, 9/01/38	9/24 at 100.00	N/R	536,033

266	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41	2/21 at 100.00	A	$4,022,200

1,245	Saugus/Hart School Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2016, 5.000%, 9/01/46	3/26 at 100.00	N/R	1,470,270

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,634,752
3,460	6.000%, 9/01/43	9/23 at 100.00	N/R	4,077,991

1,170	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	1,175,721

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	916,497

	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	6/17 at 34.85	N/R	7,321,600
7,500	0.000%, 6/01/47	6/17 at 18.52	N/R	1,068,750

1,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A	1,296,190

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2006A:
1,710	4.500%, 8/01/28 – NPFG Insured	10/16 at 100.00	AA–	1,598,286
1,000	4.500%, 8/01/31 – NPFG Insured	10/16 at 100.00	AA–	952,730

1,300	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A	1,644,071

1,000	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004, 5.000%, 9/01/36 – FGIC Insured	10/16 at 100.00	AA–	1,000,050

	Stockton, California, Community Facilities District 2006-3, Northbrook Woodside Improvement Area 1 Special Tax Bonds, Series 2007:
1,935	6.125%, 9/01/31 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (5)	1,958,510
2,930	6.250%, 9/01/37 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (5)	2,965,658

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	7,739,250

3,500	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	4,015,340

6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	6,666,300

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006:
6,650	5.450%, 9/01/26	3/17 at 100.00	N/R	6,654,389
18,565	5.500%, 9/01/36	3/17 at 100.00	N/R	18,573,911

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 17.875%, 5/15/38 (IF) (7)	5/23 at 100.00	AA–	12,993,442

NUVEEN	267

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
$14,345	5.375%, 6/01/38	10/16 at 100.00	B–	$14,343,996
6,115	5.500%, 6/01/45	10/16 at 100.00	B–	6,115,428

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
11,300	5.000%, 6/01/37	10/16 at 100.00	BB+	11,300,904
56,235	5.125%, 6/01/46	10/16 at 100.00	B+	56,239,499

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
550	5.000%, 11/01/16	No Opt. Call	BB–	553,718
835	5.100%, 11/01/27	11/17 at 100.00	BB–	841,521
2,785	5.200%, 11/01/32	11/17 at 100.00	BB–	2,802,518

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	A–	1,517,521

700	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A, 5.000%, 9/01/40	9/25 at 100.00	N/R	807,786

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	950,638
4,110	7.650%, 9/01/42	9/21 at 100.00	BBB+	5,190,190

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-2194, 16.532%, 5/15/37 (IF) (7)	5/22 at 100.00	AA–	2,761,349

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061, 16.571%, 5/15/36 (IF) (7)	5/23 at 100.00	AA	4,587,400

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 16.880%, 5/15/38 (IF) (7)	5/23 at 100.00	AA	4,786,845

3,677	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Alternative Minimum Tax) (Mandatory Put 7/01/16)	No Opt. Call	N/R	3,672,588

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	AA	3,460,210

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	773,124

3,630	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,135,296

1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,975,752

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	4,707,221

1,145	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	1,194,624

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	3/17 at 100.00	N/R	7,284,104
3,259,056	Total California			3,064,651,446

268	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 6.7%

$5,871	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	$6,410,776

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	3,820,368
13,160	5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	13,226,590

2,235	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	No Opt. Call	N/R	2,336,648

4,405	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,555,034

1,620	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,682,338

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	2,047,380

125	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	128,585

155	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.250%, 12/01/19 – RAAI Insured	12/17 at 100.00	AA	158,649

1,400	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,117,312

2,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44	12/23 at 100.00	N/R	3,091,946

1,845	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.500%, 12/01/45	12/20 at 103.00	N/R	1,924,889

4,010	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	4,270,289

2,950	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,998,734

4,500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,744,170

1,922	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/25 at 100.00	N/R	1,938,414

5,931	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R	5,987,285

3,290	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	3,352,214

2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	B	2,693,106

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B	4,654,230

1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46	7/25 at 100.00	BB+	1,441,706

NUVEEN	269

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$962	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	$813,921

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,811,408

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (5)	4,899,550

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
1,940	5.500%, 2/15/26	2/18 at 100.00	N/R	1,960,952
2,370	5.625%, 2/15/36	2/18 at 100.00	N/R	2,395,501

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	1,130,060

4,760	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	5,230,669

2,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,302,676

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
250	5.125%, 7/01/34	7/24 at 100.00	BB+	273,993
1,150	5.375%, 7/01/44	7/24 at 100.00	BB+	1,264,207

900	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	1,043,892

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BB+	2,966,686
4,500	5.000%, 12/15/45	12/25 at 100.00	BB+	4,801,635

2,255	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BB	2,270,537

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	BB+	944,281
765	5.125%, 11/01/49	11/24 at 100.00	BB+	808,215

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/17 at 101.00	N/R	3,980,424

1,773	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	10/16 at 100.00	N/R	1,775,872

2,685	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (5)	2,997,668

15,505	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016A, 5.000%, 11/15/41 (UB)	5/26 at 100.00	AA	18,868,500

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	14,564,880

29,135	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	29,432,760

270	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	$5,377,652

4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46	2/26 at 100.00	N/R	4,223,155

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 16.325%, 1/01/45 (IF) (7)	1/23 at 100.00	A–	2,860,563

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003:
3,450	15.548%, 2/01/41 (IF) (7)	2/21 at 100.00	A–	5,001,672
2,500	15.548%, 2/01/41 (IF) (7)	2/21 at 100.00	A–	3,624,400

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 16.332%, 1/01/45 (IF) (7)	1/23 at 100.00	A–	6,297,460

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 17.104%, 10/01/37 (IF) (7)	11/23 at 100.00	A–	5,236,200

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado Project, Series 2016A:
4,315	5.000%, 12/01/41 (UB) (7)	6/26 at 100.00	A+	5,215,023
5,200	5.000%, 12/01/44 (UB) (7)	6/26 at 100.00	A+	6,274,580

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32 (4)	6/22 at 100.00	N/R	1,446,696
3,630	7.000%, 6/01/42 (4)	6/22 at 100.00	N/R	2,917,504
4,225	7.125%, 6/01/47 (4)	6/22 at 100.00	N/R	3,395,717

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	870,877

Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366. As of 6/4/2015 Converted to Trust 2015-XF2048:

2,000	22.871%, 1/01/35 (IF) (7)	1/24 at 100.00	AA–	4,286,700
4,785	20.394%, 1/01/44 (IF) (7)	1/24 at 100.00	AA–	8,918,809

1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45	12/25 at 100.00	N/R	1,381,042

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
1,000	17.549%, 1/01/18 (IF)	No Opt. Call	AA–	1,550,200
1,250	17.549%, 1/01/18 (IF)	No Opt. Call	AA–	1,937,750
3,500	16.560%, 1/01/18 (IF)	No Opt. Call	AA–	5,263,300
265	16.560%, 7/01/18 (IF)	No Opt. Call	AA–	386,423

1,500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2015, 5.000%, 1/15/35	1/26 at 100.00	A	1,823,370

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,667,435

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
134	5.000%, 9/01/16 (Alternative Minimum Tax) (4), (9)	No Opt. Call	N/R	132,156
655	6.200%, 4/01/16 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	589,428

NUVEEN	271

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,668	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	$2,463,797

1,777	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.500%, 12/01/35	12/16 at 100.00	N/R	1,789,919

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	1,123,689
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	3,682,853
6,830	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	AA	6,991,529

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,564,408

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	5,173,698

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
8,410	5.400%, 12/01/27	12/17 at 100.00	N/R	8,415,803
10,965	5.450%, 12/01/34	12/17 at 100.00	N/R	10,964,123

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	101,901
462	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	467,775
2,740	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	2,779,785
400	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	404,340

4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	4,857,452

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
5,000	5.850%, 12/01/26 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	5,090,250
6,455	5.950%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	6,573,643

5,195	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,555,793

2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,451,261

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	4,203,074

1,605	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	1,693,307

670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	689,437

4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	5,018,422

3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44	12/19 at 100.00	N/R	3,503,482

790	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016, 7.750%, 12/15/44	12/19 at 103.00	N/R	794,938

272	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 16.035%, 11/15/43 (IF) (7)	11/23 at 100.00	A	$4,244,600

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
8,200	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	8,569,492
30,800	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	31,983,336

1,000	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A, 5.000%, 12/01/39	12/23 at 100.00	BBB+	1,138,950

2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,213,643

870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	870,270

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
22,000	0.000%, 9/01/35	No Opt. Call	A3	11,991,980
7,500	0.000%, 9/01/39	No Opt. Call	A3	3,625,125
13,000	0.000%, 9/01/40	No Opt. Call	A3	6,103,240
3,995	0.000%, 9/01/41	No Opt. Call	A3	1,813,131

1,125	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	884,779

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	25,877,081
5,285	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	3,549,723
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	325,020
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	6,884,812
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	303,385

45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	AA–	17,777,308

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	AA–	10,281,296
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	AA–	9,871,925
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	AA–	7,601,445

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
36,250	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	27,495,262
24,545	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	17,787,025

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	1,801,380
9,000	0.000%, 9/01/29 – NPFG Insured	9/20 at 60.30	AA–	4,764,060
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	AA–	445,147

550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	597,075

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
280	5.000%, 12/01/22 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	AA (5)	294,935
2,835	5.200%, 12/01/27 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	AA (5)	3,012,811
18,350	5.350%, 12/01/37 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	AA (5)	19,537,612

NUVEEN	273

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,317	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	$2,397,461

3,239	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35 (10)	10/16 at 100.00	N/R	2,108,524

2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,385,007

632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	648,369

1,620	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,682,467

1,162	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26 (Pre-refunded 12/15/16)	12/16 at 100.00	N/R (5)	1,189,783

5,173	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	5,705,612

2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	No Opt. Call	N/R	2,517,225

2,260	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,323,122

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,750	5.250%, 12/01/24	No Opt. Call	N/R	3,024,780
10,495	5.750%, 12/01/30	12/24 at 100.00	N/R	11,590,993
14,310	6.000%, 12/01/38	12/24 at 100.00	N/R	15,758,601

760	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	846,990

7,746	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	10/16 at 100.00	N/R	7,754,056

2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,244,327

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,927,840

3,995	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40	12/20 at 100.00	N/R	4,256,393

780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 103.00	N/R	780,967

1,760	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	1,819,893

1,260	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	1,296,250

735	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	750,391

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	834,698

2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44	12/19 at 100.00	N/R	2,115,902

274	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$955	Hawthorn Metropolitan District 2, Jefferson County, Colorado, Limited Tax Subordinate General Obligation Bonds, Series 2015, 7.750%, 12/15/44	12/19 at 103.00	N/R	$981,052

16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	17,162,184

8,850	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	8,908,233

795	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	785,969

687	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	683,599

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	1,019,400
1,680	8.250%, 12/01/37 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	1,723,882

1,025	Iliff Commons Metropolitan District 2, City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 100.00	N/R	1,068,491

6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	6,539,938

	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,485	5.125%, 12/01/31 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	5,430,095
4,510	5.250%, 12/01/36 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	4,456,917
18,640	5.375%, 12/01/46 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	18,377,735

7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	7,053,943

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,788,504

6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	6,438,963

1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,282,848

	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
500	4.375%, 12/01/33	12/21 at 103.00	N/R	502,925
520	5.000%, 12/01/45	12/21 at 103.00	N/R	535,512

695	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	692,915

1,556	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,495,347

2,230	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	2,313,112

	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016:
625	5.000%, 12/01/36	12/26 at 100.00	BBB+	738,431
1,000	5.000%, 12/01/41	12/26 at 100.00	BBB+	1,175,640

NUVEEN	275

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$900	Madre Metropolitan District 2, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2007A, 5.500%, 12/01/36	12/16 at 100.00	N/R	$900,126

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	AA	338,012

1,805	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,853,428

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,586,130
4,300	5.000%, 12/01/46	12/25 at 100.00	N/R	4,473,505

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,119	5.500%, 12/01/27 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	1,137,866
4,600	5.625%, 12/01/37 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	4,679,488

2,345	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,440,699

	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (11)	10/16 at 100.00	N/R	3,878,652
10,910	6.125%, 12/01/35 (12)	10/16 at 100.00	N/R	7,333,811

1,000	North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds, Series 2016B, 5.000%, 12/01/38	12/25 at 100.00	Baa1	1,176,060

915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	929,292

940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	952,746

16,275	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	BBB	19,052,980

1,640	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,678,474

1,965	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40	12/22 at 100.00	N/R	2,103,591

12,930	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A, 5.400%, 12/15/31	12/16 at 100.00	N/R	13,043,396

12,265	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	13,030,704

	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	No Opt. Call	N/R	499,163
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,366,635

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (7)	6/23 at 100.00	AA	11,610,000

	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
2,660	15.931%, 6/01/39 (IF) (7)	6/23 at 100.00	A	4,475,397
3,190	16.920%, 6/01/44 (IF) (7)	6/23 at 100.00	A	5,278,493
3,750	15.931%, 6/01/44 (IF) (7)	6/23 at 100.00	A	6,206,100
2,745	15.925%, 6/01/44 (IF) (7)	6/23 at 100.00	A	4,542,042

276	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	BBB+	$4,736,680

3,000	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21	12/17 at 100.00	N/R	2,583,420

2,405	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45 (WI/DD, Settling 8/09/16)	12/26 at 100.00	N/R	2,405,000

660	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45 (WI/DD, Settling 8/09/16)	12/26 at 100.00	N/R	660,000

1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,438,892

510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	526,412

1,925	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,926,810

1,166	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	10/16 at 100.00	N/R	1,167,504

1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,812,446

1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,526,025

2,223	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,485,498

4,413	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	4,125,890

	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010:
2,195	7.375%, 12/01/35	12/20 at 100.00	N/R	2,379,336
2,829	6.000%, 12/15/40	No Opt. Call	N/R	2,441,172

7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Convertible Capital Appreciation Series 2015, 0.000%, 12/01/42	12/20 at 103.00	N/R	6,330,889

9,340	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	9,677,641

2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,716,691

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,778,060
3,500	5.750%, 12/01/45	12/20 at 103.00	N/R	3,612,035

1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,076,841

6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 0.000%, 12/01/45 (6)	12/22 at 102.00	N/R	4,595,573

4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	No Opt. Call	N/R	5,164,900

NUVEEN	277

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (13)	12/17 at 100.00	N/R	$1,648,425

1,244	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Series 2007, 5.625%, 12/01/36 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,319,411

2,510	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,773,525

1,115	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	1,153,334

1,935	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,113,039

974	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	978,198

	Thompson Crossing Metropolitan District No. 6 in the Town of Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
1,000	6.000%, 12/01/44	12/20 at 103.00	N/R	1,041,280
784	7.750%, 12/15/44	12/20 at 103.00	N/R	818,245

6,440	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,990,298

2,283	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,287,589

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (14)	12/18 at 100.00	N/R	2,182,530

970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	No Opt. Call	A2	996,956

245	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	272,687

470	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	523,115

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	AA	530,576

1,953	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	1,990,927

1,297	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (5)	1,503,534
1,059,884	Total Colorado			966,771,049

	Connecticut – 0.7%

7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B3	7,049,859

6,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45 (UB)	6/26 at 100.00	AA	7,254,420

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
750	7.000%, 4/01/22	4/20 at 100.00	N/R	846,068
38,220	7.875%, 4/01/39	4/20 at 100.00	N/R	45,224,962

278	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$152,525	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (4)	No Opt. Call	N/R	$6,096,436

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
395	5.125%, 1/01/23	1/17 at 100.00	B–	395,292
20,600	5.250%, 1/01/33	1/17 at 100.00	B–	20,267,516

5,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45	2/23 at 100.00	B–	5,189,450

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	6,341,150
235,540	Total Connecticut			98,665,153

	Delaware – 0.3%

22,885	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	25,137,342

1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB+	1,192,411

	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A:
295	5.000%, 9/01/36	9/26 at 100.00	BBB	344,067
550	5.000%, 9/01/46	9/26 at 100.00	BBB	636,312

	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890	6.750%, 9/01/35	3/25 at 100.00	N/R	5,061,492
7,500	7.000%, 9/01/45	3/25 at 100.00	N/R	7,785,300

3,000	Sussex County, Delaware, Recovery Zone Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 6.000%, 10/01/40	12/20 at 100.00	Baa3	3,385,080

1,385	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,571,435
41,605	Total Delaware			45,113,439

	District of Columbia – 0.5%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,701,667

100,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	10/16 at 100.00	N/R	13,476,000

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Series 2015:
5,000	5.000%, 7/15/40 (UB) (7)	1/26 at 100.00	A1	6,040,300
10,000	5.000%, 7/15/44 (UB) (7)	1/26 at 100.00	A1	12,033,900

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
2,305	17.955%, 7/15/35 – AGM Insured (IF)	7/18 at 101.00	AA	3,181,845
1,160	17.837%, 7/15/35 – AGM Insured (IF)	7/18 at 101.00	AA	1,607,586

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,342,678

NUVEEN	279

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
$2,590	7.125%, 11/15/26	11/20 at 100.00	BBB–	$2,962,830
2,740	7.500%, 11/15/31	11/20 at 100.00	BBB–	3,163,823
1,000	7.875%, 11/15/40	11/20 at 100.00	BBB–	1,169,590

6,500	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41	4/21 at 100.00	BBB	7,025,980

2,500	District of Columbia, Revenue Bonds, Howard University, Series 2011A, 6.500%, 10/01/41 (UB) (7)	4/21 at 100.00	BBB	2,702,300

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
2,500	21.483%, 10/01/37 (IF) (7)	4/21 at 100.00	BBB	3,265,700
3,025	21.458%, 10/01/37 (IF) (7)	4/21 at 100.00	BBB	3,950,348
1,250	21.483%, 10/01/41 (IF) (7)	4/21 at 100.00	BBB	1,654,600
1,750	21.483%, 10/01/41 (IF) (7)	4/21 at 100.00	BBB	2,316,440
625	21.483%, 10/01/41 (IF) (7)	4/21 at 100.00	BBB	827,300
1,250	21.483%, 10/01/41 (IF) (7)	4/21 at 100.00	BBB	1,654,600
148,875	Total District of Columbia			72,077,487

	Florida – 10.8%

1,500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/29 at 100.00	N/R	1,565,910

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	3,155,025
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	3,149,950

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	12,430,154
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	15,266,797
7,500	8.125%, 11/15/46	No Opt. Call	N/R	8,999,100

2,605	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	10/16 at 100.00	N/R	2,609,012

3,015	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	10/16 at 100.00	N/R	3,010,990

2,250	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016, 6.000%, 11/01/47	11/26 at 100.00	N/R	2,324,588

1,688	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	9/16 at 100.00	N/R	1,688,448

945	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Centex Homes Project, Series 2006A-3, 5.500%, 5/01/36	10/16 at 100.00	N/R	945,312

370	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	370,244

18,940	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	10/16 at 100.00	N/R	18,942,273

23,865	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	25,712,867

280	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	$3,877,481

5,620	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	5,795,456

2,100	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,194,626

	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016:
2,375	5.000%, 11/01/36	11/28 at 100.00	N/R	2,472,114
4,545	5.000%, 11/01/48	11/28 at 100.00	N/R	4,665,897

1,500	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2015A-1, 4.500%, 5/01/35	5/25 at 100.00	BBB	1,622,205

1,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	BBB	1,046,380

3,885	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,989,701

3,245	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,390,344

4,845	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,845,678

3,430	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 0.000%, 5/01/37 (6)	5/22 at 100.00	N/R	2,728,977

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	2,863,537

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB–	2,706,875
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB–	1,121,547
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB–	4,383,396

1,710	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	10/16 at 100.00	N/R	1,711,813

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
2,080	5.000%, 11/01/36	11/25 at 100.00	N/R	2,185,581
15,385	5.000%, 11/01/46	11/25 at 100.00	N/R	15,989,630

140	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	141,792

2,925	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	3,053,261

3,335	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	10/16 at 100.00	N/R	3,330,564

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB–	3,942,930

1,500	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 4.125%, 11/01/47	11/26 at 100.00	BBB–	1,577,490

NUVEEN	281

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	$1,246,410

	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
900	5.375%, 11/01/36	11/27 at 100.00	N/R	917,829
2,600	5.500%, 11/01/46	11/27 at 100.00	N/R	2,629,146

2,465	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016B, 5.625%, 11/01/35	No Opt. Call	N/R	2,541,119

3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,263,456

30,035	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	32,052,451

	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016:
1,000	4.500%, 5/01/34	5/27 at 100.00	N/R	1,028,310
4,985	4.750%, 5/01/46	5/27 at 100.00	N/R	5,145,866

2,565	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	2,573,105

4,055	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	4,088,656

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,540	6.500%, 11/01/29	11/19 at 100.00	BB+	1,675,043
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	12,097,588

4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40	7/25 at 100.00	N/R	4,475,200

	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F:
660	5.125%, 10/01/21 – NPFG Insured	10/16 at 100.00	AA–	660,040
10,880	5.000%, 10/01/31 – NPFG Insured	10/16 at 100.00	AA–	10,882,067

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44	1/21 at 103.00	N/R	1,680,172

720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50	10/16 at 100.00	N/R	720,187

5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,495,050

1,285	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	10/16 at 100.00	N/R	1,286,902

	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
935	5.625%, 11/01/36	11/26 at 100.00	N/R	968,454
2,250	5.750%, 11/01/47	11/26 at 100.00	N/R	2,325,510

3,440	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	10/16 at 100.00	N/R	3,442,236

282	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
$4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	$4,184,424
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	10,195,024

2,700	Century Gardens at Tamiami Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007A, 6.250%, 5/01/37	5/17 at 100.00	N/R	2,726,865

1,750	Champion’s Reserve Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	1,783,635

4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36 (Alternative Minimum Tax)	10/25 at 100.00	N/R	4,115,760

	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016:
2,650	4.500%, 5/01/32	5/27 at 100.00	N/R	2,727,327
1,340	4.750%, 5/01/38	5/27 at 100.00	N/R	1,376,984
3,300	5.000%, 5/01/46	5/27 at 100.00	N/R	3,393,819

3,370	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	10/16 at 100.00	N/R	3,377,279

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	560,840
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,430,799

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35	5/24 at 100.00	N/R	9,556,080
5,000	8.000%, 5/15/37	5/24 at 100.00	N/R	6,053,200

8,430	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	10/16 at 100.00	N/R	8,447,029

9,660	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	10/16 at 100.00	N/R	9,666,472

2,910	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	10/16 at 100.00	N/R	2,915,383

1,525	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	5/17 at 100.00	N/R	1,535,934

1,920	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	10/16 at 100.00	N/R	1,922,554

	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
795	5.250%, 11/01/37	11/28 at 100.00	N/R	811,520
1,020	5.600%, 11/01/46	11/28 at 100.00	N/R	1,045,378

2,225	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	2,312,776

3,515	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,668,852

2,475	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,606,423

NUVEEN	283

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,040	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/16 at 100.00	N/R	$1,040,686

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
840	5.250%, 5/01/35	5/26 at 100.00	N/R	887,258
940	5.300%, 5/01/36	5/26 at 100.00	N/R	993,514
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,510,652
1,965	5.500%, 5/01/46	5/26 at 100.00	N/R	2,072,682

8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	9,071,570

2,805	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	3,043,537

3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,412,363

4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,379,687

	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015:
105	5.250%, 11/01/35	5/25 at 100.00	N/R	110,747
250	5.375%, 11/01/46	5/25 at 100.00	N/R	263,628

3,320	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	3,344,435

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,596,417
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	15,474,264

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,491,998
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,537,265

320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	325,475

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
6,405	4.750%, 7/15/36 (WI/DD, Settling 8/10/16)	7/26 at 100.00	N/R	6,339,669
4,185	5.000%, 7/15/46 (WI/DD, Settling 8/10/16)	7/26 at 100.00	N/R	4,219,401

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34	6/24 at 100.00	N/R	1,332,563
4,275	6.000%, 6/15/44	6/24 at 100.00	N/R	4,550,267

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35	6/25 at 100.00	N/R	377,819
8,590	6.125%, 6/15/46	6/25 at 100.00	N/R	9,139,502

284	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
$1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	$1,595,415
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,466,552

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB–	11,154,711
5,275	7.500%, 6/15/33	6/21 at 100.00	BB–	6,250,928
20,150	7.625%, 6/15/41	6/21 at 100.00	BB–	23,957,544

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	No Opt. Call	N/R	1,664,790
5,800	6.125%, 6/15/43	No Opt. Call	N/R	6,446,004

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	21,525,494
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,742,000

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,232,697
6,195	6.125%, 6/15/44	6/24 at 100.00	N/R	6,522,839

1,630	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB–	1,633,390

4,185	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,645,266

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	1,297,900
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,556,775

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,766,587

	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,000	5.000%, 11/01/35	11/25 at 100.00	N/R	1,036,080
1,250	5.375%, 11/01/45	11/25 at 100.00	N/R	1,294,338

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,801,329

220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	234,843

3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,112,560

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,040,510

NUVEEN	285

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016:
$2,345	4.750%, 5/01/36	5/26 at 100.00	N/R	$2,413,286
4,500	5.000%, 5/01/46	5/26 at 100.00	N/R	4,636,575

4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,665,060

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,032,200

8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (Alternative Minimum Tax)	No Opt. Call	N/R	9,502,581

890	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	949,781

4,995	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,266,628

	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014:
760	5.000%, 11/01/34	11/24 at 100.00	N/R	789,108
1,270	5.500%, 11/01/44	11/24 at 100.00	N/R	1,324,216

	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,320,588
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,380,360

1,000	Heritage Landing Community Development District, Saint John’s County, Florida, Special Assessment Bonds, Refunding Series 2015, 4.350%, 5/01/36	5/25 at 100.00	BBB	1,060,170

3,140	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	10/16 at 100.00	N/R	3,143,297

590	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	10/16 at 100.00	N/R	590,236

2,345	Highlands Community Development District, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 5.500%, 5/01/46	5/28 at 100.00	N/R	2,420,673

33,480	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2006G, 5.125%, 11/15/32 (Pre-refunded 11/15/16)	11/16 at 100.00	Aa2 (5)	33,936,332

1,875	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XF2310, 17.521%, 11/15/36 – BHAC Insured (IF) (7)	11/16 at 100.00	AA+	1,974,675

3,615	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BB+	3,642,185

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,960	5.000%, 11/01/35	11/25 at 100.00	N/R	2,053,374
3,000	5.125%, 11/01/45	11/25 at 100.00	N/R	3,119,070

8,095	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	8,415,319

286	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$13,550	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	11/16 at 100.00	BBB–	$13,549,051

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 2016-XG0064:
5,810	16.696%, 11/01/32 (IF) (7)	11/17 at 100.00	A	6,856,032
2,865	16.699%, 11/01/38 (IF) (7)	11/17 at 100.00	A	3,348,727

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 16.575%, 4/01/35 (IF)	10/21 at 100.00	AA–	4,404,951

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
500	5.125%, 11/01/34	11/24 at 100.00	N/R	529,635
920	5.375%, 11/01/44	11/24 at 100.00	N/R	977,224

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	646,155
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,094,066

5,200	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	10/16 at 100.00	N/R	5,207,124

2,550	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,681,529

1,980	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,924,243

1,235	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	No Opt. Call	N/R	1,336,715

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,936,650

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,832,300
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,376,796

2,875	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,028,985

	Lakewood Ranch Stewardship District, Florida, Special Assessment Bonds, Lakewood Ranch South Project, Series 2016:
4,525	5.000%, 5/01/36	5/26 at 100.00	N/R	4,775,187
9,375	5.125%, 5/01/46	5/26 at 100.00	N/R	9,940,687

1,000	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/35	No Opt. Call	N/R	1,064,100

9,480	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	10/16 at 100.00	N/R	9,495,168

1,185	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	1,228,513

1,825	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,990,491

NUVEEN	287

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
$12,795	5.250%, 6/15/27	6/17 at 100.00	BB	$12,985,262
35,550	5.375%, 6/15/37	6/17 at 100.00	BB	35,996,508

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,857,969
4,700	5.750%, 6/15/42	6/22 at 100.00	BB	5,119,099

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	No Opt. Call	BB+	6,248,913

3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,811,185

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
6,870	9.000%, 12/01/30	12/18 at 104.00	N/R	7,531,237
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	17,094,311

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB) (7)	4/17 at 100.00	A	6,966,804
23,920	5.000%, 4/01/37 (UB) (7)	4/17 at 100.00	A	24,474,226

240	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	240,708

8,850	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (4)	10/16 at 100.00	N/R	5,307,434

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (4)	No Opt. Call	N/R	891,693

	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	1,051,520
3,760	5.625%, 5/01/46	5/26 at 100.00	N/R	3,951,459

1,930	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,052,748

4,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2012, 5.500%, 11/15/42	No Opt. Call	BBB+	4,575,440

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	448,782

5,655	Miami Beach, Florida, Parking System Revenue Bonds, Series 2015, 5.000%, 9/01/45	9/25 at 100.00	A+	6,732,108

	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB)	9/25 at 100.00	AA–	16,344,230
7,000	5.000%, 9/01/45 (UB)	9/25 at 100.00	AA–	8,427,370

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pinecrest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB–	1,109,430
1,550	5.250%, 9/15/44	No Opt. Call	BBB–	1,728,266

288	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
$1,500	5.750%, 9/15/35	9/25 at 100.00	N/R	$1,581,540
2,250	6.000%, 9/15/45	9/25 at 100.00	N/R	2,386,058

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 2016-XG0065, 17.410%, 10/01/41 (IF) (7)	10/20 at 100.00	A	4,615,229

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Tender Option Bond Trust 2016-XG0010, 16.431%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF) (7)	10/18 at 100.00	AA	4,665,500

20,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2015D, 5.000%, 7/01/45 (WI/DD, Settling 8/04/16) (UB)	7/26 at 100.00	AA	24,527,000

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 2015-XF2191, 21.323%, 6/01/39 – AGM Insured (IF)	6/19 at 100.00	AA	4,872,106

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030:
3,750	16.695%, 10/01/39 – AGM Insured (IF)	10/20 at 100.00	AA	5,948,700
855	16.695%, 10/01/39 – AGM Insured (IF)	10/20 at 100.00	AA	1,356,304
2,065	16.677%, 10/01/39 – AGM Insured (IF)	10/20 at 100.00	AA	3,274,285

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
990	5.000%, 5/01/29	5/23 at 100.00	N/R	1,081,704
6,725	5.000%, 5/01/37	5/23 at 100.00	N/R	7,284,654

14,525	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	15,733,770

1,500	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/23 at 100.00	N/R	1,639,875

2,100	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/35	5/25 at 100.00	N/R	2,184,357

10,000	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	10/16 at 100.00	N/R	10,013,900

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,565	5.250%, 11/01/35	11/24 at 100.00	N/R	1,688,416
2,690	5.625%, 11/01/45	11/24 at 100.00	N/R	2,911,064

870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	478,274

1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	874,087

2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,188,397

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
1,895	5.000%, 8/01/29	8/24 at 100.00	N/R	2,025,187
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,838,618
15,500	5.000%, 8/01/46	8/24 at 100.00	N/R	16,166,345

NUVEEN	289

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	$13,850,907

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,290	4.750%, 11/01/35	11/25 at 100.00	N/R	1,338,672
3,245	4.875%, 11/01/45	11/25 at 100.00	N/R	3,362,761

345	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 2016-XF1056, 15.619%, 10/01/42 (IF) (7)	4/22 at 100.00	A	487,778

2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,358,170

1,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB+	1,182,550

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	596,655
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,201,520
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,209,420
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	6,191,050
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	14,439,912

2,085	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 20016, 4.000%, 5/01/36	5/26 at 100.00	BBB	2,197,799

560	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	11/16 at 100.00	BBB–	562,072

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,280,204

550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	662,926

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
500	4.875%, 5/01/22	No Opt. Call	N/R	534,850
1,395	5.375%, 5/01/31	5/22 at 100.00	N/R	1,486,205

10,680	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	10/16 at 100.00	N/R	10,685,447

2,490	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	10/16 at 100.00	N/R	2,206,165

575	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.000%, 5/01/37	5/17 at 100.00	N/R	582,607

	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
2,445	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	2,539,499
315	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	327,027

2,530	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,662,370

290	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
$380	5.750%, 11/01/22	No Opt. Call	N/R	$431,045
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,588,875
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,307,450

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,405,971
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,367,769

4,130	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	10/16 at 100.00	N/R	4,131,735

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,494,855

7,495	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,881,592

2,740	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 5.000%, 5/01/36	No Opt. Call	N/R	2,881,740

2,600	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,654,210

2,705	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,901,762

	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,241	4.500%, 5/01/32	5/27 at 100.00	N/R	1,278,304
1,005	5.000%, 5/01/46	5/27 at 100.00	N/R	1,034,436

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
605	5.450%, 5/01/31	5/26 at 100.00	N/R	623,495
960	5.600%, 5/01/37	5/26 at 100.00	N/R	989,136

1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	2,084,129

1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 0.000%, 11/01/46	11/26 at 100.00	N/R	1,662,855

6,375	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014A, 5.375%, 1/01/49 (4)	4/17 at 100.00	N/R	4,334,873

2,359	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014B, 2.500%, 1/01/49 (4)	4/17 at 100.00	N/R	24

8,200	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	5/17 at 100.00	N/R	8,255,350

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,000	5.500%, 10/01/24	10/17 at 100.00	BBB	3,137,070
21,150	5.250%, 10/01/27	10/17 at 100.00	BBB	22,017,150

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
1,000	5.125%, 11/01/36	11/25 at 100.00	N/R	1,053,180
5,000	5.400%, 11/01/45	11/25 at 100.00	N/R	5,265,700

NUVEEN	291

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$685	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 6.000%, 11/01/47	11/31 at 100.00	N/R	$692,439

2,600	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-2, 6.000%, 11/01/46	11/16 at 101.00	N/R	2,560,480

2,190	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,258,459

1,655	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 5.750%, 11/01/47	11/27 at 100.00	N/R	1,703,227

6,300	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	10/16 at 100.00	N/R	6,304,095

6,645	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	10/16 at 100.00	N/R	6,649,452

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
65	5.000%, 5/01/29	5/27 at 100.00	N/R	67,070
845	5.375%, 5/01/37	5/27 at 100.00	N/R	873,181
3,000	5.625%, 5/01/47	5/27 at 100.00	N/R	3,098,760

2,115	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,125,977

2,340	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 2015-XF1000, 20.738%, 8/15/42 (IF) (7)	8/17 at 100.00	AA–	2,755,233

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2015-XF0251:
2,130	14.672%, 8/15/24 (IF) (7)	8/17 at 100.00	AA–	2,464,048
3,835	14.688%, 8/15/25 (IF) (7)	8/17 at 100.00	AA–	4,432,838

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2015-XF2175:
750	16.729%, 8/15/27 (IF)	8/17 at 100.00	AA–	882,030
6,250	15.228%, 8/15/29 (IF)	8/17 at 100.00	AA–	6,914,250

6,350	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2016-XG0009, 8.143%, 8/15/33 (IF) (7)	8/17 at 100.00	AA–	6,664,833

	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A1:
485	3.500%, 5/01/32	5/26 at 100.00	BBB	482,362
1,035	3.750%, 5/01/38	5/26 at 100.00	BBB	1,023,563

	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	404,640
100	5.000%, 5/01/38	5/26 at 100.00	N/R	101,153

2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	2,214,680

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,273,867

292	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
$2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	$2,244,276
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,454,403

2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,454,931

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	3,060,400

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	2,985,531
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,285,138

205	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	211,041

	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
585	5.000%, 11/01/35	11/25 at 100.00	N/R	611,512
3,000	5.125%, 11/01/45	11/25 at 100.00	N/R	3,138,420

	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
998	4.500%, 5/01/32	5/27 at 100.00	N/R	1,028,000
500	4.750%, 5/01/38	5/27 at 100.00	N/R	513,840
1,621	5.000%, 5/01/46	5/27 at 100.00	N/R	1,668,479

8,330	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	8,411,634

17,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 5.000%, 11/15/46 (UB) (7)	5/26 at 100.00	Aa2	20,690,020

	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016:
1,115	4.800%, 5/01/36	5/26 at 100.00	N/R	1,148,272
1,815	5.000%, 5/01/46	5/26 at 100.00	N/R	1,868,651

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
410	6.750%, 11/01/27	11/18 at 100.00	N/R	427,130
1,995	7.850%, 11/01/41	11/18 at 100.00	N/R	2,123,458

9,585	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (6)	5/17 at 100.00	N/R	7,769,984

22,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (6)	5/19 at 100.00	N/R	13,768,519

11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	5,326,210

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	104

NUVEEN	293

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	$121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT:
5	6.375%, 5/01/17 (4)	No Opt. Call	N/R	5,040
150	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	153,282
175	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	178,817
870	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	891,280

2,675	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39	5/17 at 100.00	N/R	2,583,461

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
160	6.375%, 5/01/17	No Opt. Call	N/R	160,360
2,835	6.450%, 5/01/23	5/17 at 100.00	N/R	2,851,925
3,440	6.550%, 5/01/27	5/17 at 100.00	N/R	3,461,122
2,210	5.250%, 5/01/39	5/17 at 100.00	N/R	2,222,221
17,045	6.650%, 5/01/40	5/17 at 100.00	N/R	17,233,518

35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (4)	5/18 at 100.00	N/R	22,017,962

21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (4)	5/18 at 100.00	N/R	11,467,833

23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	5/18 at 100.00	N/R	235

37,980	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	10/16 at 100.00	N/R	38,026,336

3,285	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,797,394

1,535	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.750%, 11/01/46	11/26 at 100.00	N/R	1,563,428

9,200	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (4)	10/16 at 100.00	N/R	6,035,752

	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1:
825	5.375%, 11/01/36	11/28 at 100.00	N/R	855,327
1,000	5.750%, 11/01/46	No Opt. Call	N/R	1,029,180

1,600	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-2, 5.875%, 11/01/30	11/28 at 100.00	N/R	1,667,456

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	992,745

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	2,089,100
570	5.125%, 11/01/45	11/25 at 100.00	N/R	597,269

2,445	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,586,786

294	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$625	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37 (WI/DD, Settling 8/11/16)	5/26 at 100.00	N/R	$622,506

5,650	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.250%, 5/01/37	9/16 at 100.00	N/R	5,652,317

	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	261,367
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,018,400

2,275	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	2,361,951

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,618,770
130	6.125%, 5/01/42	5/22 at 100.00	N/R	140,958

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,285	5.000%, 5/01/23	5/22 at 100.00	N/R	1,398,787
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,967,745

1,055	Venetian Park Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,457,535

2,155	Veranda Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015, 5.250%, 11/01/45	11/27 at 100.00	N/R	2,281,305

4,430	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,693,939

5,740	Verano Center Community Development District, Florida, Special Assessment Revenue Bonds, Community Infrastructure Projects, Series 2006A, 5.375%, 5/01/37	10/16 at 100.00	N/R	5,743,788

2,315	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	5/17 at 100.00	N/R	2,342,502

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/13 (4)	No Opt. Call	N/R	835,787
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	549,860
1,500	5.550%, 5/01/39 (4)	5/17 at 100.00	N/R	824,775

505	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	N/R	545,269

	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
2,000	5.125%, 11/01/35	11/24 at 100.00	N/R	2,088,380
2,420	5.500%, 11/01/45	11/24 at 100.00	N/R	2,527,158

17,965	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	10/16 at 100.00	N/R	17,979,731

3,345	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37	10/16 at 100.00	N/R	3,347,007

1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	1,935,113

NUVEEN	295

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015:
$1,555	5.000%, 11/01/35	11/25 at 100.00	N/R	$1,632,719
1,110	5.125%, 11/01/45	11/25 at 100.00	N/R	1,163,014

	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016:
1,105	4.750%, 11/01/37	11/27 at 100.00	N/R	1,138,968
1,500	5.000%, 11/01/46	11/27 at 100.00	N/R	1,545,495

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	527,955
2,390	5.625%, 5/01/45	5/25 at 100.00	N/R	2,526,206

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	945,131
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,755,658

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
550	5.125%, 5/01/36	5/28 at 100.00	N/R	569,377
1,000	5.500%, 5/01/46	5/28 at 100.00	N/R	1,036,750

640	Wynnmere West Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	729,542
1,569,622	Total Florida			1,564,152,783

	Georgia – 0.9%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,568,056

5,325	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	6,082,108

2,880	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	3,271,738

7,750	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2015, 5.000%, 11/01/40 (UB)	5/25 at 100.00	AA–	9,421,133

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234:
4,385	20.549%, 11/01/40 (IF)	5/25 at 100.00	AA–	9,109,574
1,215	20.497%, 11/01/40 (IF)	5/25 at 100.00	AA–	2,520,639

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4)	10/16 at 100.00	D	712,000
95	5.375%, 12/01/28 (4)	12/16 at 100.00	D	76,000

11,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	Baa3	14,177,430

3,490	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.250%, 12/01/22	10/16 at 100.00	BB–	3,491,396

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,310,167

296	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	$5,732,714

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
9,550	5.000%, 7/01/27	7/17 at 100.00	N/R	9,684,750
1,000	5.000%, 7/01/29	7/17 at 100.00	N/R	1,013,100
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	8,093,840
39,945	5.125%, 7/01/42	7/17 at 100.00	N/R	40,334,064

4,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42 (Mandatory put 7/01/23)	No Opt. Call	N/R	4,189,200

2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Tender Option Bond Trust 2015-XF1016, 21.788%, 8/15/49 (IF) (7)	2/25 at 100.00	AA–	5,451,464

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,128	5.500%, 7/15/23	7/21 at 100.00	N/R	1,173,626
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,331,987
2,461	5.500%, 1/15/36	7/21 at 100.00	N/R	2,559,339
120,166	Total Georgia			136,304,325

	Guam – 0.5%

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,101,030
8,000	6.875%, 12/01/40	12/20 at 100.00	B+	8,877,040

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	A–	2,329,600
3,840	5.500%, 7/01/43	7/23 at 100.00	A–	4,490,842

4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A–	4,644,800

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	9,327,786
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	39,165,795

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
1,410	6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,726,178
1,000	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	1,215,380
61,580	Total Guam			72,878,451

	Hawaii – 0.2%

3,710	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,738,827

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB+	3,485,117
9,450	6.875%, 7/01/43	7/23 at 100.00	BB+	10,916,073

4,550	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	4,642,183

NUVEEN	297

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BBB	$5,821,012

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,166,891
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,181,740
30,055	Total Hawaii			32,951,843

	Idaho – 0.1%

3,795	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,422,427

770	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	891,560

1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc., Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB–	1,359,706

	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A:
1,000	5.000%, 6/01/35	6/25 at 100.00	BBB–	1,088,540
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB–	2,579,587
9,250	Total Idaho			10,341,820

	Illinois – 10.3%

1,065	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	1,088,771

9,150	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	9,172,601

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/17 at 100.00	N/R	4,020,880

2,400	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,460,720

4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,976,554

5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 20.554%, 12/01/39 – AGM Insured (IF) (7)	12/21 at 100.00	AA	7,757,646

755	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B+	702,580

3,310	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	No Opt. Call	B+	3,183,591

8,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011C-1, 0.960%, 3/01/32	10/16 at 100.00	B+	8,797,976

2,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	No Opt. Call	B+	1,840,740

29,055	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2013A-1, 7.500%, 3/01/26	10/16 at 100.00	B+	29,261,872

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
2,500	5.250%, 12/01/35	12/24 at 100.00	B+	2,358,375
3,220	5.250%, 12/01/39	12/24 at 100.00	B+	3,030,052

298	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
$100	5.000%, 12/01/18	No Opt. Call	B+	$96,602
4,500	5.000%, 12/01/31	No Opt. Call	B+	4,187,340

225,920	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	239,547,494

1,765	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AA–	1,013,922

22,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series 2016C, 5.000%, 12/01/45 (UB) (7)	12/26 at 100.00	AAA	26,515,500

6,870	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series 2015A, 5.000%, 12/01/44 (UB)	12/24 at 100.00	AAA	8,178,117

9,155	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series 2015B, 5.000%, 12/01/44 (UB)	12/24 at 100.00	AAA	10,898,204

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
2,950	19.992%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	5,513,874
8,000	20.004%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	14,957,600
500	20.004%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	934,850

8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (7)	12/21 at 100.00	AA	9,933,576

11,725	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.000%, 12/01/44 (UB) (7)	12/24 at 100.00	AA	13,452,562

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	20.133%, 12/01/44 (IF) (7)	12/24 at 100.00	AA	4,515,420
2,000	20.133%, 12/01/44 (IF) (7)	12/24 at 100.00	AA	3,473,400
3,755	20.133%, 12/01/44 (IF) (7)	12/24 at 100.00	AA	6,521,308
1,000	21.377%, 12/01/49 (IF) (7)	12/24 at 100.00	AA	1,840,400
2,000	21.377%, 12/01/49 (IF) (7)	12/24 at 100.00	AA	3,680,800
1,150	21.377%, 12/01/49 (IF) (7)	12/24 at 100.00	AA	2,116,460

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	No Opt. Call	N/R	1,201,236

1,051	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	No Opt. Call	N/R	1,060,878

6,329	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	10/16 at 100.00	N/R	4,503,452

4,467	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,607,174

9,325	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	AA–	4,439,912

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.500%, 1/01/31	1/25 at 100.00	BBB+	2,739,749
2,000	5.500%, 1/01/34	1/25 at 100.00	BBB+	2,091,740
2,500	5.500%, 1/01/37	1/25 at 100.00	BBB+	2,597,150

NUVEEN	299

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
$1,445	5.250%, 1/01/32	1/24 at 100.00	BBB+	$1,507,135
13,125	5.000%, 1/01/34	1/24 at 100.00	BBB+	13,451,419
5,000	5.000%, 1/01/35	1/24 at 100.00	BBB+	5,111,750

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	BBB+	2,876,753
2,900	5.500%, 1/01/34	1/25 at 100.00	BBB+	3,033,023

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	BBB+	5,239,950
6,850	5.500%, 1/01/37	1/25 at 100.00	BBB+	7,116,191
15,675	5.500%, 1/01/40	1/25 at 100.00	BBB+	16,229,425

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
5,865	5.000%, 1/01/34	No Opt. Call	BBB+	5,919,838
5,795	5.000%, 1/01/40	No Opt. Call	BBB+	5,847,329

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	No Opt. Call	BBB+	3,161,302
13,430	5.000%, 1/01/40	No Opt. Call	BBB+	13,530,053

	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
22,245	5.000%, 1/01/33	No Opt. Call	BBB+	22,688,343
2,150	5.000%, 1/01/34	No Opt. Call	BBB+	2,190,786

2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	2,067,960

1,415	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/37 – FGIC Insured	1/18 at 100.00	BBB+	1,439,763

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
4,000	5.000%, 1/01/24	No Opt. Call	BBB+	4,223,000
2,000	5.000%, 1/01/25	No Opt. Call	BBB+	2,105,200
2,000	5.000%, 1/01/26	No Opt. Call	BBB+	2,090,100
3,045	5.000%, 1/01/35	1/26 at 100.00	BBB+	3,118,445
18,250	5.000%, 1/01/38	1/26 at 100.00	BBB+	18,564,812

	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	AA–	3,525,905
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	AA–	2,508,289

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB+	4,073,394
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB+	4,950,577

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 20.447%, 1/01/35 – AGM Insured (IF) (7)	1/21 at 100.00	AA	1,091,160

23,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	23,895,278

1,500	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/32 – AGM Insured	1/24 at 100.00	AA	1,703,595

1,025	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2002, 5.000%, 1/01/31	1/25 at 100.00	AA	1,142,619

4,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AA	4,257,280

1,450	Chicago, Illinois, Sales Tax Revenue Bonds, Variable Rate Demand Obligations, Series 2002, 5.000%, 1/01/32	1/25 at 100.00	AA	1,611,907

300	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Cook County, Illinois, General Obligation Bonds, Series 2016A:
$2,750	5.000%, 11/15/30 (UB) (7)	11/26 at 100.00	AA–	$3,331,570
7,500	5.000%, 11/15/31 (UB) (7)	11/26 at 100.00	AA–	9,056,025

60,080	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	60,412,242

2,371	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,374,106

644	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2011A, 6.000%, 10/01/42	10/16 at 100.00	N/R	660,351

1,400	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	No Opt. Call	N/R	1,450,428

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,405	7.750%, 7/01/30 (4)	7/21 at 100.00	N/R	6,654,725
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,383,826
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	1,802,700

1,000	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/35 – AGM Insured	3/24 at 100.00	AA	1,139,910

2,070	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,270,583

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 20.684%, 1/01/39 (IF)	1/24 at 100.00	AA–	3,832,400

930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	10/16 at 100.00	BB	932,009

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
25	5.000%, 12/01/21	12/16 at 100.00	BBB	25,238
2,830	5.000%, 12/01/36	12/16 at 100.00	BBB	2,845,395

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35	12/25 at 100.00	N/R	871,525
4,475	6.000%, 12/01/45	12/25 at 100.00	N/R	4,633,683

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,625	6.875%, 10/01/31	10/21 at 100.00	BB+	1,803,133
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,825,353

1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,900,973

77,440	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	77,868,243

5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	5,273,248

NUVEEN	301

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 2016-XG0008:
$1,500	17.045%, 8/15/33 – AGC Insured (IF) (7)	8/18 at 100.00	AA	$1,969,320
2,495	17.045%, 8/15/47 – AGC Insured (IF) (7)	8/18 at 100.00	AA	3,216,354
1,625	17.045%, 8/15/47 – AGC Insured (IF) (7)	8/18 at 100.00	AA	2,094,820
625	16.941%, 8/15/47 – AGC Insured (IF) (7)	8/18 at 100.00	AA	805,700
550	16.869%, 8/15/47 – AGC Insured (IF) (7)	8/18 at 100.00	AA	708,290

890	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	915,766

5,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	10/16 at 100.00	BB–	5,503,245

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	10/16 at 100.00	Baa3	1,000,570
11,170	5.000%, 4/01/31	10/16 at 100.00	Baa3	11,173,463
19,140	5.000%, 4/01/36	10/16 at 100.00	Baa3	19,142,105

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	6,370,860

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,246,977

10,275	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	10,289,282

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
3,390	5.500%, 5/15/26	5/17 at 100.00	N/R	3,431,528
11,825	5.750%, 5/15/38	5/17 at 100.00	N/R	11,951,054
350	5.400%, 5/15/38	10/16 at 100.00	N/R	350,266

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 16.500%, 5/01/30 (IF)	5/20 at 100.00	AA	4,824,500

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	16.697%, 8/15/37 (IF)	8/22 at 100.00	AA+	892,640
1,000	16.697%, 8/15/37 (IF)	8/22 at 100.00	AA+	1,594,000
1,925	16.707%, 8/15/43 (IF)	8/22 at 100.00	AA+	3,041,134

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783:
625	18.826%, 8/15/36 (IF)	8/19 at 100.00	AA–	928,650
490	18.826%, 8/15/37 (IF)	2/21 at 100.00	AA–	783,804

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (UB) (7)	11/17 at 100.00	A	2,027,186

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	19.021%, 11/15/33 (IF) (7)	11/17 at 100.00	A	1,425,892
4,260	20.042%, 5/15/39 (IF) (7)	5/20 at 100.00	A	7,050,130
1,705	20.042%, 5/15/39 (IF) (7)	5/20 at 100.00	A	2,818,416
4,740	20.037%, 5/15/39 (IF) (7)	5/20 at 100.00	A	7,844,510

302	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
$3,525	15.435%, 5/15/41 (IF) (7)	5/22 at 100.00	A	$5,394,660
2,500	15.435%, 5/15/41 (IF) (7)	5/22 at 100.00	A	3,826,000

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
10,500	5.000%, 2/15/41 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	11,987,745
29,575	4.000%, 2/15/41 (WI/DD, Settling 8/16/16)	2/27 at 100.00	BBB	29,713,707

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB	1,272,071

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB	9,752,607

200	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 6.500%, 4/01/44	10/19 at 100.00	Baa3	221,462

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB) (7)	11/18 at 100.00	Aaa	10,389,491

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB) (7)	11/18 at 100.00	Aaa	2,815,736

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (UB) (7)	5/19 at 100.00	Aaa	6,455,538

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 2016-XG0050:
300	21.685%, 11/01/29 (IF) (7)	5/19 at 100.00	Aaa	487,608
250	22.675%, 11/01/39 (IF) (7)	5/19 at 100.00	Aaa	413,160
1,065	22.624%, 11/01/39 (IF) (7)	5/19 at 100.00	Aaa	1,758,421
815	22.609%, 11/01/39 (IF) (7)	5/19 at 100.00	Aaa	1,345,263
315	22.504%, 11/01/39 (IF) (7)	5/19 at 100.00	Aaa	518,950
3,067	22.663%, 11/01/39 (IF) (7)	5/19 at 100.00	Aaa	5,067,512

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	769,886

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
1,030	20.427%, 8/15/41 – AGM Insured (IF) (7)	8/21 at 100.00	AA	1,876,289
665	20.318%, 8/15/41 – AGM Insured (IF) (7)	8/21 at 100.00	AA	1,208,305

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
3,025	18.637%, 2/15/19 (IF) (7)	No Opt. Call	AA–	4,816,163
4,250	18.637%, 2/15/35 (IF) (7)	2/21 at 100.00	AA–	6,766,510

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2016-XG0026, 18.826%, 8/15/36 (IF)	8/19 at 100.00	AA–	3,395,144

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,224,566

20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (7)	10/25 at 100.00	AA+	23,672,200

985	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	1,000,868

26,460	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/30	11/16 at 100.00	BBB+	26,597,327

NUVEEN	303

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A:
$7,540	5.500%, 6/01/19 (4)	10/16 at 100.00	Caa2	$6,785,472
6,905	5.000%, 6/01/24 (4)	10/16 at 100.00	Caa2	6,214,017
21,715	5.125%, 6/01/35 (4)	10/16 at 100.00	Caa2	19,541,980

445	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 2015-XF0107, 16.862%, 2/01/33 (Alternative Minimum Tax) (IF) (7)	8/18 at 100.00	AA	478,931

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (7)	10/16 at 100.00	AA+	22,037,953

	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
250	16.657%, 6/15/32 – AGM Insured (IF) (7)	6/24 at 100.00	AA	408,310
3,305	16.651%, 6/15/32 – AGM Insured (IF) (7)	6/24 at 100.00	AA	5,397,065
2,245	16.648%, 6/15/32 – AGM Insured (IF) (7)	6/24 at 100.00	AA	3,665,816

4,915	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/29	7/23 at 100.00	BBB+	5,477,915

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 15.442%, 4/01/32 – AGM Insured (IF) (7)	4/24 at 100.00	AA	2,754,535

8,695	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 4/01/36 – AGM Insured (UB) (7)	4/24 at 100.00	AA	9,802,308

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010:
1,170	15.518%, 2/01/39 – AGM Insured (IF) (7)	2/24 at 100.00	AA	1,740,153
6,665	15.549%, 2/01/39 – AGM Insured (IF) (7)	2/24 at 100.00	AA	9,919,919

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	15.655%, 7/01/28 – AGM Insured (IF) (7)	7/23 at 100.00	AA	4,263,050
1,850	16.645%, 7/01/33 – AGM Insured (IF) (7)	7/23 at 100.00	AA	2,844,042

7,625	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 5/01/33 (UB) (7)	5/24 at 100.00	BBB+	8,335,955

	Illinois State, General Obligation Bonds, Series 2012:
11,500	5.000%, 3/01/30 (UB) (7)	3/22 at 100.00	BBB+	12,386,535
10,500	5.000%, 3/01/33 (UB) (7)	3/22 at 100.00	BBB+	11,232,375

25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (15)	10/16 at 100.00	N/R	11,540,038

4,015	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	10/16 at 100.00	D	3,415,239

	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
1,595	5.250%, 1/01/25 (16)	10/16 at 100.00	D	486,411
3,675	5.250%, 1/01/30 (16)	10/16 at 100.00	D	1,120,728
5,420	5.250%, 1/01/36 (16)	10/16 at 100.00	D	1,652,883

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	124

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
2,550	0.000%, 12/15/50	No Opt. Call	BBB	575,969
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	AA	1,786,076
19,675	5.000%, 6/15/52	6/22 at 100.00	BBB	21,359,770

304	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
$12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	AA	$2,966,613
5,950	5.000%, 6/15/53	12/25 at 100.00	BBB	6,718,383

3,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	AA	1,392,761

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
5,000	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AA–	2,869,000
56,000	0.000%, 12/15/36 (WI/DD, Settling 8/01/16) – NPFG Insured	No Opt. Call	AA–	25,261,040
32,815	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	AA–	14,235,475
500	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	AA–	212,255

4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 15.121%, 6/15/53 (IF) (7)	6/22 at 100.00	BBB	5,370,080

7,360	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2015A, 5.000%, 6/15/53 (UB) (7)	12/25 at 100.00	BBB	8,310,470

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
265	16.914%, 6/15/50 (IF) (7)	6/20 at 100.00	BBB	349,986
9,300	15.868%, 6/15/50 (IF) (7)	6/20 at 100.00	BBB	11,795,748

4,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2010B-1, 5.000%, 6/15/50 – AGM Insured (UB) (7)	6/20 at 100.00	AA	4,427,162

4,285	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/18 at 100.00	N/R	4,313,410

3,365	Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41 (Alternative Minimum Tax)	12/16 at 102.00	N/R	3,443,068

5,630	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	6,143,681

10,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 6.000%, 7/01/33 – NPFG Insured (UB)	No Opt. Call	AA	14,000,500

—(17)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	209

	Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
1,915	6.950%, 1/01/21	1/18 at 100.00	N/R	1,954,468
1,900	6.950%, 1/01/25	1/18 at 100.00	N/R	1,910,336

19,495	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	17,263,602

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500	7.250%, 11/01/33	11/23 at 100.00	AA	698,885
7,775	7.250%, 11/01/36	11/23 at 100.00	AA	10,766,198
15,225	7.125%, 11/01/43	11/23 at 100.00	AA	20,839,980

NUVEEN	305

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/36 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (5)	$1,024,970

3,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	3,094,380

1,750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,808,800

1,961	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/17 at 100.00	N/R	1,910,661

490	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	490,828

2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (18)	1/17 at 102.00	N/R	1,289,420

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,970,053

6,545	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannonball & Beecher, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,702,538
1,476,736	Total Illinois			1,484,797,505

	Indiana – 1.9%

1,080	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	N/R	792,731

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	No Opt. Call	N/R	1,145,950
7,500	7.125%, 11/15/47	No Opt. Call	N/R	8,572,500

6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B+	7,547,959

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29 (Alternative Minimum Tax)	10/16 at 100.00	B+	862,279

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 17.238%, 4/01/30 – AMBAC Insured (IF) (7)	No Opt. Call	AA	3,726,781

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 16.662%, 10/15/20 (IF) (7)	No Opt. Call	A	5,501,700

7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,404,205

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
2,000	7.000%, 7/01/33	7/23 at 100.00	B–	2,138,540
6,000	7.250%, 7/01/43	7/23 at 100.00	B–	6,450,720

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	B–	2,437,936
5,240	7.250%, 7/01/43	7/23 at 100.00	B–	5,633,629

4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB–	4,458,973

306	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B–	$3,926,649

18,820	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	18,562,166

21,310	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	B	18,870,857

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	15.657%, 5/01/42 (IF) (7)	5/23 at 100.00	A	5,951,550
1,000	15.657%, 5/01/42 (IF) (7)	5/23 at 100.00	A	1,587,080
1,600	15.657%, 5/01/42 (IF) (7)	5/23 at 100.00	A	2,539,328
1,000	15.657%, 5/01/42 (IF) (7)	5/23 at 100.00	A	1,587,080

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	BBB+	1,170,640
875	5.500%, 8/15/45	8/20 at 100.00	BBB+	978,407

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
3,085	17.529%, 6/01/17 (IF) (7)	No Opt. Call	AA	4,706,291
1,460	17.385%, 6/01/17 (IF) (7)	No Opt. Call	AA	2,226,938
330	17.502%, 12/01/32 (IF) (7)	12/19 at 100.00	AA	503,501
1,250	17.502%, 12/01/32 (IF) (7)	12/19 at 100.00	AA	1,907,200
5,000	14.623%, 12/01/32 (IF) (7)	12/19 at 100.00	AA	7,628,800

	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF0090:
2,750	19.402%, 5/15/31 (IF)	11/16 at 100.00	AA+	2,896,190
1,500	16.500%, 5/15/31 (IF)	11/16 at 100.00	AA+	1,579,740

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2009A, 5.500%, 1/01/28 – AGC Insured (UB)	1/19 at 100.00	AA	11,181,600

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 2016-XG0024:
4,995	19.223%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AA	7,463,629
6,250	18.246%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AA	9,204,000
310	18.246%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AA	456,518
2,500	18.246%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AA	3,681,600

4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	4,107,080

21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	17,023,485

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,820,580

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/18 at 100.00	N/R	2,228,033

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31	9/21 at 100.00	N/R	6,051,200
5,000	8.000%, 9/01/41	9/21 at 100.00	N/R	6,050,650

NUVEEN	307

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
$6,160	5.700%, 9/01/37	9/17 at 100.00	N/R	$6,335,991
19,000	5.750%, 9/01/42	9/17 at 100.00	N/R	19,532,380
39,655	5.800%, 9/01/47	9/17 at 100.00	N/R	40,765,737
246,590	Total Indiana			269,198,803

	Iowa – 2.6%

164,100	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	172,040,799

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
3,525	5.000%, 12/01/19	No Opt. Call	B+	3,666,635
137,750	5.250%, 12/01/25	12/23 at 100.00	B+	149,055,142

4,560	Iowa Finance Authority, Multifamily Housing Revenue Bonds, Series 2006A, 4.600%, 7/01/41 (UB) (7)	10/16 at 100.00	AA	4,565,564

2,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.750%, 9/01/30	9/20 at 100.00	BB	2,124,800

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
19,450	5.375%, 6/01/38	10/16 at 100.00	B+	19,451,361
14,845	5.500%, 6/01/42	10/16 at 100.00	B+	14,845,891
8,345	5.625%, 6/01/46	10/16 at 100.00	B+	8,366,947

1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,514,078

	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
1,300	5.000%, 12/01/36 (WI/DD, Settling 9/06/16)	12/26 at 100.00	BBB+	1,533,922
3,000	5.000%, 12/01/41 (WI/DD, Settling 9/06/16)	12/26 at 100.00	BBB+	3,510,900
360,365	Total Iowa			380,676,039

	Kansas – 0.7%

4,170	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37 (Pre-refunded 8/15/17)	8/17 at 100.00	Aaa (5)	4,382,753

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 16.472%, 1/01/34 (IF)	1/20 at 100.00	AA–	3,293,605

1,910	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	2,014,649

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16	No Opt. Call	N/R	399,770
4,780	5.000%, 3/01/26	10/16 at 100.00	N/R	1,910,901

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	12/16 at 100.00	N/R	1,076,382

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
18,500	5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	18,566,600
1,000	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	1,003,080

308	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	$14,039,620

2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	No Opt. Call	N/R	2,189,416

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
4,250	4.375%, 12/15/23	No Opt. Call	N/R	3,987,010
10,710	6.000%, 12/15/32	No Opt. Call	N/R	10,394,376

13,275	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement, Series 2015, 5.000%, 9/01/45 (UB) (7)	9/25 at 100.00	AA–	15,844,907

3,865	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	10/16 at 100.00	N/R	4,125,596

11,565	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	12,028,756

12,500	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34	No Opt. Call	N/R	4,510,625
108,730	Total Kansas			99,768,046

	Kentucky – 0.4%

2,150	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.750%, 10/01/34	No Opt. Call	N/R	2,173,973

8,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40	6/20 at 100.00	BBB+	9,246,800

5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 16.287%, 1/01/45 (IF) (7)	1/23 at 100.00	A–	8,378,341

2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,699,550

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	1,077,170

19,525	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	22,621,470

14,660	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 5.625%, 5/01/45	5/25 at 100.00	N/R	15,386,843

1,000	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,067,020

125	Ohio County, Kentucky, Pollution Control Revenue Bonds, Big Rivers Electric Corporation Project, Refunding Series 2010A, 6.000%, 7/15/31	7/20 at 100.00	Ba2	130,290
54,200	Total Kentucky			62,781,457

	Louisiana – 1.5%

44,125	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	49,863,015

NUVEEN	309

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax), (9)	No Opt. Call	N/R	$1,500

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
1,385	6.250%, 7/01/31	7/21 at 100.00	BB	1,591,227
11,415	6.375%, 7/01/41	7/21 at 100.00	BB	12,988,444

1,160	Juban Park Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/49 (4)	No Opt. Call	N/R	233,009

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
6,750	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,339,170
1,085	6.000%, 12/15/37 (4)	10/16 at 100.00	N/R	595,589

90	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	49,405

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman’s Hospital Foundation Project, Tender Option Bonds Trust 2016-XF2336:
1,375	19.435%, 10/01/40 (IF) (7)	10/20 at 100.00	A	2,367,750
3,315	19.424%, 10/01/40 (IF) (7)	10/20 at 100.00	A	5,706,938

16,050	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	18,234,565

10,310	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/45	11/25 at 100.00	A–	11,996,922

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,156,090

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
495	7.750%, 12/15/31	12/21 at 100.00	N/R	567,617
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,599,784

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (5)	2,525,500
600	6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (5)	764,676

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/34	5/25 at 100.00	A–	1,201,050

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	4,715,997
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	5,011,174

5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	2,904,250

1,940	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	10/16 at 100.00	N/R	387,748

310	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
$865	5.250%, 11/15/29	11/24 at 100.00	N/R	$947,348
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,072,110

74,885	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	76,600,615

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	10/16 at 100.00	N/R	411,902
218,585	Total Louisiana			214,833,395

	Maine – 0.1%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	BBB–	2,672,324
6,500	7.000%, 7/01/41	7/21 at 100.00	BBB–	7,526,610

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B3	3,968,210
12,750	Total Maine			14,167,144

	Maryland – 1.6%

	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,384,434
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,095,071
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,943,114

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
7,800	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	7,824,414
12,905	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	12,945,264

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	BB	19,306,026

8,201	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	10/16 at 100.00	N/R	8,210,349

2,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	A+	2,258,120

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
1,270	5.250%, 4/01/27	4/17 at 100.00	N/R	1,284,275
1,085	5.250%, 4/01/33	4/17 at 100.00	N/R	1,095,286

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	No Opt. Call	N/R	796,739
1,000	6.100%, 2/15/44	No Opt. Call	N/R	1,104,560

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	AA	7,343,875

NUVEEN	311

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Community Development Administration, Residential Revenue Bonds, Tender Option Bond Trust 2016-XG0006:
$940	15.966%, 9/01/42 (Alternative Minimum Tax) (IF) (7)	3/17 at 100.00	AA	$973,182
1,710	16.171%, 3/01/48 (Alternative Minimum Tax) (IF) (7)	3/17 at 100.00	AA	1,770,739

27,660	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	B	27,580,892

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16 (4)	No Opt. Call	N/R	989,175
79,800	5.000%, 12/01/31 (4)	12/16 at 100.00	N/R	47,648,580

4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R	2,686,950

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
1,025	5.000%, 7/01/40	7/25 at 100.00	BBB	1,210,351
10,535	5.000%, 7/01/45	7/25 at 100.00	BBB	12,376,097

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (7)	11/21 at 100.00	AA+	2,062,134

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,000	20.076%, 11/15/19 (IF) (7)	No Opt. Call	AA+	1,728,150
1,155	20.076%, 11/15/19 (IF) (7)	No Opt. Call	AA+	1,996,013
1,135	20.038%, 11/15/43 (IF) (7)	11/21 at 100.00	AA+	1,959,781

20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (7)	2/25 at 100.00	A	24,271,478

2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 15.847%, 8/15/42 (IF) (7)	2/25 at 100.00	A	4,362,932

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB–	1,598,970

	Maryland State Economic Development Corporation, Private Activity Revenue Bonds, Purple Line Light Rail Project, Green Bonds, Series 2016D:
3,325	5.000%, 3/31/46 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	4,027,340
2,440	5.000%, 3/31/51 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	2,948,081

19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (7)	6/25 at 100.00	AA	24,082,422

5,100	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46	1/26 at 100.00	N/R	5,370,657
253,941	Total Maryland			236,235,451

	Massachusetts – 0.7%

16,000	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue, Series 2015O-1, 5.000%, 7/01/45 (UB) (7)	7/25 at 100.00	AA	19,251,840

2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	9/16 at 100.00	N/R	2,001,720

312	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$14,005	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	$14,294,203

1,960	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	1,970,055

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB–	2,902,600

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB–	8,557,275

3,500	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	BBB (5)	4,316,165

1,005	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2016-XL0018, 18.803%, 6/01/41 (IF) (7)	6/20 at 100.00	AA–	1,293,867

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,605	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	1,611,677
1,505	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	1,511,216
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	4,014,040
6,190	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	6,215,565

11,625	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 1.140%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	10,230,000

20,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46 (UB) (7)	3/24 at 100.00	AA+	24,002,200
93,395	Total Massachusetts			102,172,423

	Michigan – 1.5%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,500	6.000%, 11/01/28	11/18 at 100.00	BB+	3,617,215
5,105	6.000%, 11/01/37	11/18 at 100.00	BB+	5,232,931

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	10/16 at 100.00	BBB	1,051,071

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,689,198

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
4,820	5.000%, 11/01/26	11/16 at 100.00	B	4,019,591
3,750	5.250%, 11/01/31	11/16 at 100.00	B	2,975,963
3,840	5.250%, 11/01/36	11/16 at 100.00	B	2,891,750

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,375	6.000%, 10/01/33	10/23 at 100.00	N/R	3,349,688
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	4,002,236

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,655	5.650%, 11/01/25	10/16 at 100.00	B–	1,332,209
500	5.750%, 11/01/30	10/16 at 100.00	B–	373,115
2,425	5.750%, 11/01/35	10/16 at 100.00	B–	1,699,513

NUVEEN	313

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$4,535	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	11/16 at 100.00	B–	$4,534,683

155	Detroit, Michigan, General Obligation Bonds, Series 2002, 5.125%, 4/01/22	9/16 at 100.00	A3	156,059

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
300	5.250%, 4/01/18 – SYNCORA GTY Insured	9/16 at 100.00	N/R	301,026
168	5.250%, 4/01/19 – SYNCORA GTY Insured	No Opt. Call	N/R	168,777
465	5.250%, 4/01/22	9/16 at 100.00	N/R	466,586
159	5.250%, 4/01/23 – SYNCORA GTY Insured	9/16 at 100.00	N/R	159,410

2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	10/16 at 100.00	AA–	2,508,700

1,055	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36 (4)	11/16 at 102.00	N/R	210,895

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BB+	3,542,385

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB–	2,984,229

940	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	10/16 at 100.00	N/R	943,713

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	10/16 at 101.00	N/R	1,899,601

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,435	5.700%, 10/01/21	No Opt. Call	N/R	1,440,884
2,140	7.100%, 10/01/31	10/21 at 100.00	N/R	2,208,095
7,000	7.450%, 10/01/41	10/21 at 100.00	N/R	7,248,360

—(17)	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/23 – SYNCORA GTY Insured	9/16 at 100.00	A–	125

3,500	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/35	7/25 at 100.00	BBB+	4,116,210

3,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2015D-2, 5.000%, 7/01/34	7/25 at 100.00	BBB+	3,895,287

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,558,298

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,353,479

7,070	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	6,332,246

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB	418,668

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,270	7.750%, 7/15/26	7/21 at 100.00	B–	1,210,043
9,000	8.000%, 7/15/41	7/21 at 100.00	B–	8,353,170

314	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,810	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Refunding Bonds, Cesar Chavez Academy Project, Series 2012, 5.750%, 2/01/33	No Opt. Call	BB+	$1,885,966

1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB–	1,021,740

3,775	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB) (7)	10/16 at 100.00	AA	3,780,474

955	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	978,971

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	10/16 at 100.00	BBB	1,508,040

1,500	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	1,512,585

3,365	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	3,397,876

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
180	7.250%, 4/01/20	No Opt. Call	BB	193,059
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,267,156
500	8.000%, 4/01/40	4/20 at 100.00	BB	554,880

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/17 at 100.00	N/R	10,498,892

14,005	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	14,216,055

33,175	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	34,029,588

6,870	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC, Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	7,243,728

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	11,253,269

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
905	5.500%, 5/01/27	5/22 at 100.00	BBB–	962,160
1,315	6.000%, 5/01/37	5/22 at 100.00	BBB–	1,424,329

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,612,860

1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	No Opt. Call	BBB	1,055,600

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
1,705	5.250%, 11/01/20	9/16 at 100.00	BB	1,706,756
470	6.750%, 5/01/21	No Opt. Call	BB	513,621
4,795	5.350%, 11/01/25	9/16 at 100.00	BB	4,798,309
3,685	5.500%, 11/01/30	9/16 at 100.00	BB	3,687,100
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,817,812
6,900	5.500%, 11/01/35	9/16 at 100.00	BB	6,902,829
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,920,699

NUVEEN	315

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	10/16 at 100.00	BB	$2,297,708
212,842	Total Michigan			212,287,471

	Minnesota – 0.9%

	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,317,168
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,066,450

1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB+	1,022,270

100	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008, 5.750%, 8/01/42	8/16 at 102.00	BB+	102,106

14,220	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	15,748,366

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	778,335
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,488,032

2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BBB–	2,156,160

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,303,420

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	743,869
2,510	5.000%, 7/01/47	7/24 at 102.00	N/R	2,631,760

	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	BB	1,101,240
6,200	5.875%, 7/01/40	7/25 at 100.00	BB	6,511,240
5,000	6.000%, 7/01/45	7/25 at 100.00	BB	5,242,400

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	1,232,690

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,095,870

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,060,330

	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,363,564
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	4,773,212

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,138,080

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	854,939
3,940	5.000%, 7/01/44	7/24 at 100.00	BB+	4,118,009

316	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	$1,867,345

2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	10/16 at 100.00	B3	2,297,979

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,054,370
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,725,140

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	1/21 at 100.00	N/R	1,080,020
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,029,630

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,662,690

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB+	537,105
1,840	5.000%, 9/01/44	9/24 at 100.00	BB+	1,950,363

	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	BB–	2,116,510
3,085	5.000%, 4/01/46	4/26 at 100.00	BB–	3,160,428

2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB–	2,729,950

1,695	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,798,446

	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	42,177
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,806,084

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	1,046,370

	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	11/16 at 100.00	N/R	846,099
1,225	5.375%, 5/01/43	10/16 at 100.00	N/R	1,226,372

2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BBB–	2,315,292

11,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	10,543,250

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,045,040

NUVEEN	317

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
$400	5.750%, 9/01/26	9/16 at 100.00	BB+	$400,612
500	6.000%, 9/01/36	9/16 at 100.00	BB+	500,795

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
745	5.000%, 11/15/29	11/25 at 100.00	BBB–	905,831
4,505	5.250%, 11/15/35	11/20 at 100.00	BBB–	5,056,097
1,085	5.000%, 11/15/40	11/25 at 100.00	BBB–	1,289,371
30	5.000%, 11/15/44	11/25 at 100.00	BBB–	35,570

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/17 at 100.00	N/R	1,506,450
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/17 at 100.00	N/R	803,432

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,620,135
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,259,200
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,657,906

	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	318,512
730	4.750%, 6/01/46	6/24 at 100.00	N/R	737,804

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Mary’s Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30 (4)	9/17 at 100.00	N/R	845,830
3,250	6.875%, 9/01/42 (4)	9/17 at 100.00	N/R	2,757,040
124,185	Total Minnesota			129,424,755

	Mississippi – 0.0%

3,983	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. USbank Trustee on underlying Bond, 5.750%, 12/01/47 (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,952,854

1,395	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,428,469
5,378	Total Mississippi			5,381,323

	Missouri – 0.9%

2,500	Bridgeton Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Hilltop Community Improvement District Project, Refunding Series 2015A, 5.625%, 5/01/45	5/23 at 100.00	N/R	2,599,425

580	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	BB+	580,383

210	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, SoutheastHEALTH, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	231,208

318	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
$590	5.000%, 6/01/20	10/16 at 100.00	N/R	$590,561
3,000	5.000%, 6/01/28	10/16 at 100.00	N/R	2,747,850

1,705	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,904,246

1,300	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2012A, 6.000%, 3/01/42	3/17 at 100.00	N/R	1,315,574

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (5)	8,022,141

	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36	4/26 at 100.00	N/R	789,896
3,140	5.000%, 4/01/46	4/26 at 100.00	N/R	3,139,780

4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46	4/26 at 100.00	N/R	4,755,002

3,000	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	10/16 at 100.00	N/R	3,005,760

7,761	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	No Opt. Call	N/R	7,718,202

10,717	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	No Opt. Call	N/R	1,594,719

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BBB–	1,543,155

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,350	5.000%, 5/01/35	5/20 at 100.00	N/R	1,411,695
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,464,472

	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35	6/25 at 100.00	N/R	4,377,870
3,965	6.000%, 6/01/46	6/25 at 100.00	N/R	4,145,289

7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46	6/25 at 100.00	N/R	7,406,258

5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 15.728%, 11/15/48 (IF) (7)	11/23 at 100.00	A	8,234,090

12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (7)	11/23 at 100.00	A	14,724,975

	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,332,658
750	5.000%, 5/01/35	5/21 at 100.00	N/R	779,843

1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,796,469

NUVEEN	319

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
$600	5.000%, 8/15/35	8/25 at 100.00	N/R	$634,872
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,895,094

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/18 at 100.00	N/R	1,310,139
5,700	5.350%, 6/15/32	6/18 at 100.00	N/R	5,753,694

8,585	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	9,033,566

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27 (19)	10/16 at 100.00	N/R	1,429,759

1,616	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	10/16 at 100.00	N/R	1,596,737

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	2,096,246

1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	3/17 at 100.00	N/R	1,255,540

1,129	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	10/16 at 100.00	N/R	1,081,717

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (20)	No Opt. Call	N/R	881,824

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	10/16 at 100.00	N/R	500,600
1,000	5.375%, 11/01/24	10/16 at 100.00	N/R	1,001,130

1,620	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	10/16 at 100.00	N/R	1,623,402

3,215	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,447,734

160	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, SoutheastHEALTH, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	174,240

775	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	10/16 at 100.00	N/R	776,217
127,308	Total Missouri			123,704,032

	Nebraska – 0.0%

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	15.836%, 11/01/45 (IF) (7)	11/25 at 100.00	A–	1,645,267
1,545	15.819%, 11/01/48 (IF) (7)	11/25 at 100.00	A–	2,627,628
2,505	Total Nebraska			4,272,895

	Nevada – 0.5%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028, Tender Option Bond Trust Series 11823, 18.786%, 7/01/42 (IF)	1/20 at 100.00	A+	6,934,980

1,000	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,055,100

320	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 16.751%, 7/01/42 (IF)	1/20 at 100.00	A+	$1,547,604

	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35	12/25 at 100.00	BB	1,048,000
2,520	5.125%, 12/15/45	12/25 at 100.00	BB	2,632,417

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
2,515	5.500%, 1/01/34	7/24 at 100.00	BBB–	2,863,353
2,980	5.500%, 1/01/39	7/24 at 100.00	BBB–	3,368,532
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,380,130

1,480	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-17, Madeira Canyon, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,511,568

4,480	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Series 2006, 5.300%, 9/01/35	9/16 at 100.00	N/R	4,041,408

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (5)	6,018,650

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
395	5.000%, 6/01/28	6/24 at 100.00	N/R	421,785
990	5.000%, 6/01/30	6/24 at 100.00	N/R	1,050,291

1,100	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,171,016

3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35	6/21 at 100.00	N/R	3,003,120

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
425	6.000%, 8/01/27	8/16 at 101.00	N/R	429,769
2,135	6.150%, 8/01/37	8/16 at 101.00	N/R	2,158,656

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	2,188,705

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
940	6.500%, 9/01/20	9/18 at 100.00	N/R	1,009,861
1,395	6.750%, 9/01/27	9/18 at 100.00	N/R	1,473,092

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
4,125	6.500%, 6/15/20	6/18 at 100.00	B1	4,383,390
25,590	6.750%, 6/15/28	6/18 at 100.00	B1	27,164,297
71,730	Total Nevada			78,855,724

NUVEEN	321

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
$1,045	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	$922,244
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	Caa1	429,736
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1	295,656
575	0.000%, 1/01/23 – ACA Insured	No Opt. Call	Caa1	434,786
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	Caa1	33,506
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	Caa1	220,690
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	Caa1	387,681

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	10/16 at 100.00	BBB	200,532
3,850	Total New Hampshire			2,924,831

	New Jersey – 1.9%

9,155	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB+	9,174,683

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	1,049,880

2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	10/16 at 100.00	Caa1	1,849,406

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34	8/24 at 100.00	BB	908,387
1,530	5.875%, 8/01/44	8/24 at 100.00	BB	1,639,839
1,000	6.000%, 8/01/49	8/24 at 100.00	BB	1,070,360

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	B	1,809,039
4,120	5.650%, 8/01/43	8/23 at 100.00	B	2,954,246
2,395	5.750%, 8/01/47	8/23 at 100.00	B	1,710,270

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,154,840
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,809,369

500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	A–	568,300

	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A:
285	6.000%, 10/01/34	10/24 at 100.00	BB–	298,452
1,500	6.200%, 10/01/44	10/24 at 100.00	BB–	1,567,230

15,730	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2015WW, 5.250%, 6/15/40 (UB) (7)	6/25 at 100.00	A–	17,878,718

22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	BB–	25,494,207

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	10/16 at 100.00	BB–	797,846

11,425	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	12,826,505

322	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
$3,000	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	$3,497,580
8,125	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	9,472,612

5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	BB–	6,382,962

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,695,615

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	2,853,528

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 2016-XG0047:
1,250	17.591%, 7/01/38 – AGC Insured (IF) (7)	7/19 at 100.00	AA	1,879,350
5,000	17.591%, 7/01/38 – AGC Insured (IF) (7)	7/19 at 100.00	AA	7,517,400
1,815	17.569%, 7/01/38 – AGC Insured (IF) (7)	7/19 at 100.00	AA	2,727,546

1,365	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,508,639

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	28,096,386

3,775	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	Baa2	4,571,978

5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	5,473,150

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,827,025

2,650	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 10.526%, 12/01/24 (Alternative Minimum Tax) (IF) (7)	12/23 at 100.00	AA	3,338,337

26,970	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA	28,950,677

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0032, 20.179%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (IF)	6/18 at 100.00	AA	1,983,742

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
12,170	0.000%, 12/15/28	No Opt. Call	A–	7,524,589
2,310	0.000%, 12/15/34	No Opt. Call	A–	1,080,988

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
62,980	4.750%, 6/01/34	6/17 at 100.00	B–	61,787,789
4,000	5.000%, 6/01/41	6/17 at 100.00	B–	3,957,640
260,160	Total New Jersey			271,689,110

	New Mexico – 0.4%

1,365	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	10/16 at 100.00	N/R	1,366,242

NUVEEN	323

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$1,325	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	$1,494,322

650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	685,094

4,535	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 9/01/32	9/16 at 45.38	N/R	542,613

835	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	868,442

3,890	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	3,727,748

5,175	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	9/25 at 100.00	N/R	4,671,783

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,198,520

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB–	5,722,452

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,187,632
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,371,712

4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	No Opt. Call	N/R	5,359,948

19,855	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40	5/20 at 103.00	N/R	21,310,570
54,345	Total New Mexico			52,507,078

	New York – 9.2%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB–	10,342,200
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	7,901,733
5,220	0.000%, 7/15/35	No Opt. Call	BBB–	2,413,519
1,750	6.375%, 7/15/43	1/20 at 100.00	BBB–	2,017,470
17,410	0.000%, 7/15/45	No Opt. Call	BBB–	4,992,317

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
800	5.250%, 11/01/29	11/24 at 100.00	BB	902,352
1,500	5.000%, 11/01/39	11/24 at 100.00	BB	1,620,390
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	8,570,716

	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
2,515	5.000%, 4/15/33	4/23 at 100.00	BB+	2,607,627
3,645	5.000%, 4/15/43	4/23 at 100.00	BB+	3,736,562

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
670	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	747,090
8,570	5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	9,751,632

93,890	Build New York City Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc., Series 2015, 5.500%, 9/01/45	9/25 at 100.00	N/R	113,019,149

324	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
$1,645	5.000%, 5/01/38	5/23 at 100.00	BB+	$1,839,390
2,500	4.250%, 5/01/42	No Opt. Call	BB+	2,601,100

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,914,413
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,210,255
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,498,636

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
2,000	6.500%, 12/01/21	12/18 at 100.00	Ba1	2,217,200
3,000	6.250%, 12/01/37	12/18 at 100.00	Ba1	3,278,280

11,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A, 5.000%, 7/01/39 (UB) (7)	7/26 at 100.00	AA–	14,286,565

1,515	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A	1,797,366

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40	No Opt. Call	Ba1	1,473,511
3,900	5.000%, 12/01/45	No Opt. Call	Ba1	4,404,543

3,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2014C, 5.000%, 3/15/44 (UB) (7)	3/24 at 100.00	AAA	4,492,275

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
1,890	20.549%, 3/15/35 (IF) (7)	3/24 at 100.00	AAA	3,913,831
1,000	20.550%, 3/15/36 (IF) (7)	3/24 at 100.00	AAA	2,059,030
2,990	20.543%, 3/15/39 (IF) (7)	3/24 at 100.00	AAA	6,143,643
4,000	20.569%, 3/15/44 (IF) (7)	3/24 at 100.00	AAA	7,958,800

	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B:
24,265	4.000%, 7/01/41 (UB) (7)	7/26 at 100.00	A–	26,496,895
31,980	5.000%, 7/01/46 (UB) (7)	7/26 at 100.00	A–	38,638,236

10,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	10/16 at 100.00	BB	10,074,900

5,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,721,900

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 15.948%, 11/15/41 (IF) (7)	11/22 at 100.00	AA–	8,220,078

21,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56 (UB)	11/26 at 100.00	AA–	25,910,315

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
2,870	5.000%, 7/01/40	7/25 at 100.00	BBB	3,372,824
5,155	5.000%, 7/01/45	7/25 at 100.00	BBB	6,031,453

NUVEEN	325

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$2,425	5.625%, 10/01/17 (21)	No Opt. Call	N/R	$824,427
12,570	5.750%, 10/01/27 (22)	10/17 at 100.00	N/R	4,273,423
33,760	5.750%, 10/01/37 (22)	10/17 at 100.00	N/R	11,477,387
61,500	5.875%, 10/01/46 (23)	10/17 at 102.00	N/R	20,908,155

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B:
1,410	5.000%, 12/01/31	12/16 at 100.00	BB–	1,420,067
7,760	5.250%, 12/01/36	12/16 at 100.00	BB–	7,822,158

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BBB	1,014,020
1,045	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BBB	1,059,954
3,625	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BBB	3,674,590
3,535	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BBB	3,577,561
38,585	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BBB	39,086,605

3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	3,789,208

3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB	3,009,240

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	20.586%, 6/15/44 (IF) (7)	6/21 at 100.00	AA+	3,959,446
3,700	20.613%, 6/15/46 (IF) (7)	6/23 at 100.00	AA+	7,314,900

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 20.408%, 6/15/44 (IF) (7)	6/21 at 100.00	AA+	4,120,720

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
2,025	20.439%, 6/15/45 (IF) (7)	6/22 at 100.00	AA+	3,789,828
1,320	20.477%, 6/15/46 (IF) (7)	6/23 at 100.00	AA+	2,609,640
2,000	20.477%, 6/15/46 (IF) (7)	6/23 at 100.00	AA+	3,954,000
970	20.457%, 6/15/46 (IF) (7)	6/23 at 100.00	AA+	1,916,710

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 16.598%, 6/15/40 (IF)	6/19 at 100.00	AA+	552,465

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Series 2012FF, 5.000%, 6/15/45 (UB) (7)	6/22 at 100.00	AA+	11,746,500

2,265	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022, 20.608%, 6/15/45 (IF) (7)	6/22 at 100.00	AA+	4,242,436

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	20.623%, 6/15/43 (IF) (7)	6/21 at 100.00	AA+	3,622,672
1,000	20.613%, 6/15/44 (IF) (7)	6/21 at 100.00	AA+	1,838,500
400	20.613%, 6/15/45 (IF) (7)	6/22 at 100.00	AA+	749,300
1,600	20.613%, 6/15/47 (IF) (7)	6/23 at 100.00	AA+	3,163,200

326	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2015S-2:
$2,500	5.000%, 7/15/40 (UB)	7/25 at 100.00	AA	$3,052,825
5,000	5.000%, 7/15/41 (UB)	7/25 at 100.00	AA	6,087,550

31,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2016S-1, 5.000%, 7/15/43 (UB)	1/26 at 100.00	AA	37,961,670

1,030	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Tender Option Bond Trust 2015-XF2051, 20.624%, 8/01/34 (IF) (7)	8/24 at 100.00	AAA	2,278,381

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Series 2016E-1, 5.000%, 2/01/40 (UB) (7)	2/26 at 100.00	AAA	12,293,500

25,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017, Series 2016A-1, 5.000%, 5/01/40 (UB)	5/26 at 100.00	AAA	30,867,500

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
2,500	15.777%, 11/15/44 (IF) (7)	11/21 at 100.00	A+	4,180,400
3,750	15.777%, 11/15/44 (IF) (7)	11/21 at 100.00	A+	6,270,600

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
2,170	20.342%, 12/15/41 (IF) (7)	12/21 at 100.00	AA–	4,193,568
3,750	16.490%, 12/15/41 (IF) (7)	12/21 at 100.00	AA–	6,546,300
2,000	16.490%, 12/15/41 (IF) (7)	12/21 at 100.00	AA–	3,491,360

110,820	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	127,510,600

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
30,980	5.150%, 11/15/34	11/24 at 100.00	N/R	34,963,718
54,695	5.375%, 11/15/40	No Opt. Call	N/R	63,949,941

118,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44	11/24 at 100.00	N/R	156,356,010

3,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	4,047,060

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
1,875	17.096%, 1/15/44 (IF) (7)	1/20 at 100.00	AA+	2,883,675
1,000	17.096%, 1/15/44 (IF) (7)	1/20 at 100.00	AA+	1,537,960

2,530	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1014, 20.482%, 3/15/43 (IF) (7)	3/23 at 100.00	AAA	4,727,684

26,880	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	29,505,638

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
53,205	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	61,126,692
20,000	5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	BBB	23,243,400

1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,708,095

NUVEEN	327

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,720	Otsego County Capital Resource Corporation, New York, Tax-Exempt Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	BBB–	$1,921,206

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB) (7)	5/18 at 100.00	AA–	17,139,520

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 13.125%, 11/01/35 (Alternative Minimum Tax) (IF) (7)	5/18 at 100.00	AA–	2,021,094

5,020	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	5,142,086

80	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/17 at 100.00	N/R	80,047

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,000	5.000%, 6/01/26	10/16 at 100.00	BB–	1,002,320
3,355	5.000%, 6/01/34	10/16 at 100.00	B	3,355,168
60,415	5.125%, 6/01/42	10/16 at 100.00	B–	60,196,298

9,364	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2014A, 5.000%, 11/01/44	5/24 at 101.00	BBB	10,919,418

	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A:
1,735	5.000%, 5/01/34	5/24 at 100.00	BB+	1,989,698
12,500	5.500%, 5/01/42	5/24 at 100.00	BB+	14,720,000

49,580	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2016, 5.000%, 11/01/46	11/25 at 100.00	BBB	58,306,576

4,500	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	10/16 at 100.00	BB+	4,499,730

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/17 at 100.00	BB–	1,002,430
1,219,164	Total New York			1,323,775,026

	North Carolina – 0.4%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	1,581,975

1,565	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 17.615%, 1/15/42 (IF)	1/21 at 100.00	AA–	2,510,996

1,740	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,902,064

1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40	3/25 at 100.00	N/R	1,684,800

8,345	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B, 5.000%, 10/01/41 (UB) (7)	10/25 at 100.00	AA+	10,322,848

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35	6/18 at 100.00	BBB	1,069,760

328	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$7,350	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	$8,284,259

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 20.767%, 6/01/20 (IF)	No Opt. Call	AA	3,699,300

20,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Series 2015, 5.000%, 6/01/45 (UB) (7)	6/25 at 100.00	A+	24,640,180

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,816,912
1,195	5.600%, 10/01/36	10/16 at 100.00	N/R	1,200,354

2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,943,666

1,000	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2016A, 5.000%, 10/01/35	10/26 at 100.00	BBB	1,194,020
53,315	Total North Carolina			63,851,134

	North Dakota – 0.1%

6,370	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB)	6/25 at 100.00	A+	7,664,894

	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,841,847
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	8,537,289
23,670	Total North Dakota			18,044,030

	Ohio – 4.5%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 16.539%, 5/01/42 (IF)	5/22 at 100.00	AA–	3,999,800

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	1,169,412

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,000	5.125%, 6/01/24	6/17 at 100.00	B–	9,876,900
110,630	5.875%, 6/01/30	6/17 at 100.00	B–	110,641,063
87,925	5.750%, 6/01/34	6/17 at 100.00	B–	87,529,337
25,355	6.000%, 6/01/42	6/17 at 100.00	B–	25,360,832
19,175	6.500%, 6/01/47	6/17 at 100.00	B–	19,607,971
94,075	5.875%, 6/01/47	6/17 at 100.00	B–	94,026,081

49,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B–	50,716,195

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,491,219
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,446,930

2,595	County of Greene, Ohio, Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,892,569

NUVEEN	329

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$5,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/45 (UB)	5/25 at 100.00	AA+	$5,976,850

13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (UB) (7)	6/22 at 100.00	A–	15,840,552

3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 15.933%, 2/01/44 (IF) (7)	2/24 at 100.00	A	6,132,098

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
535	5.000%, 12/01/22	12/16 at 100.00	N/R	537,675
3,250	5.000%, 12/01/32	12/16 at 100.00	N/R	3,255,298

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,855,200

26,545	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	B	26,341,134

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,811,850

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2016-XF2311, 18.090%, 5/01/29 (IF) (7)	5/19 at 100.00	A–	2,574,224

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	BB+	2,071,352
8,685	5.000%, 2/15/33	2/23 at 100.00	BB+	9,531,440
21,060	5.000%, 2/15/44	2/23 at 100.00	BB+	22,983,199
7,000	5.000%, 2/15/48	2/23 at 100.00	BB+	7,609,280

4,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Ba2	4,053,600

20,190	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	15,986,846

1,500	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 6/30/53 (Alternative Minimum Tax)	6/25 at 100.00	A–	1,698,015

15,565	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	10/16 at 100.00	B+	15,595,663

7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	10/16 at 100.00	B+	7,318,722

100	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	No Opt. Call	B	98,759

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2013D:
1,000	7.000%, 8/01/21 (Alternative Minimum Tax) (4), (9)	8/16 at 100.00	N/R	10
397	10.635%, 8/01/25 (4), (9)	8/16 at 100.00	N/R	4
2,955	7.125%, 8/01/25 (Alternative Minimum Tax) (4), (9)	8/16 at 100.00	N/R	30
1,257	10.820%, 8/01/34 (4), (9)	8/16 at 100.00	N/R	13
9,181	7.250%, 8/01/34 (Alternative Minimum Tax) (4), (9)	8/16 at 100.00	N/R	92

8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds, RBM Development – Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	9,047,668

330	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
$1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	$1,637,430
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,243,030
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,419,800

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB	2,584,714
12,000	6.000%, 12/01/42	12/22 at 100.00	BB	13,816,800

1,200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB	1,372,212

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/16 at 100.00	B+	11,305,537

27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	29,018,592

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	55,578
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	459,816

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	50
682,942	Total Ohio			647,991,442

	Oklahoma – 0.8%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	9,929,626

	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
5,250	6.875%, 11/01/46	11/26 at 100.00	N/R	5,579,647
6,235	7.000%, 11/01/51	11/26 at 100.00	N/R	6,632,918

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27 (4)	7/17 at 100.00	N/R	316,437
3,540	6.000%, 7/01/37 (4)	7/17 at 100.00	N/R	530,894

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Series 2010A:
7,510	7.250%, 11/01/40	5/20 at 100.00	N/R	8,330,543
10,760	7.250%, 11/01/45	5/20 at 100.00	N/R	11,915,839

31,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	36,041,985

5,250	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	6,006,997

15,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	18,042,375

NUVEEN	331

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
$2,085	6.000%, 5/01/25	5/19 at 100.00	N/R	$2,151,032
3,640	6.000%, 5/01/31	5/19 at 100.00	N/R	3,754,260
101,785	Total Oklahoma			109,232,553

	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	3,012,750

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Refunding Series 2008:
900	8.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (5)	1,059,309
2,670	8.250%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (5)	3,158,637

5,325	Lane County School District 19, Springfield, Oregon, General Obligation Bonds, Deferred Interest Series 2015B, 0.000%, 6/15/40	No Opt. Call	AA+	2,609,303

9,900	Oregon Facilities Authority, Revenue Bonds, Providence Health and Services, Series 2015C, 5.000%, 10/01/45 (UB) (7)	10/25 at 100.00	AA–	12,080,376

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
495	4.850%, 10/01/20	10/16 at 100.00	N/R	485,367
130	5.000%, 10/01/21	1/17 at 100.00	N/R	125,568
730	5.350%, 10/01/31	10/16 at 100.00	N/R	651,656

1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	BB+	1,743,440

525	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2015C, 5.000%, 10/01/45	10/25 at 100.00	AA	640,626

	Oregon State Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35	6/25 at 100.00	N/R	575,509
1,650	5.750%, 6/15/46	6/25 at 100.00	N/R	1,728,755

1,940	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	No Opt. Call	N/R	2,029,958

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	10/16 at 100.00	B+	8,292,081

3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,318,094

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	2,488,308
43,290	Total Oregon			43,999,737

	Pennsylvania – 2.4%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
13,355	6.750%, 11/01/24	11/19 at 100.00	B	13,146,395
12,175	6.875%, 5/01/30	11/19 at 100.00	B	12,028,535

332	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$7,620	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B	$7,518,654

11,730	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	B	10,387,384

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31	11/21 at 100.00	BBB–	1,450,225
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB–	2,923,075

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	2,044,039

1,505	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	1,640,480

30	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	B	30,193

4,560	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,669,714

2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 2015-XF2049, 20.361%, 11/01/44 (IF) (7)	5/22 at 100.00	AA–	3,458,459

	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A:
1,295	4.875%, 3/15/27	3/17 at 100.00	BBB–	1,307,924
1,000	5.000%, 3/15/37	3/17 at 100.00	BBB–	1,008,450

1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	No Opt. Call	B	1,231,887

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
4,925	5.500%, 10/15/25	10/16 at 100.00	N/R	5,030,740
12,180	5.750%, 10/15/37	10/16 at 100.00	N/R	12,424,331

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	758,883
680	5.000%, 12/01/35	12/25 at 100.00	N/R	715,720
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,478,162

9,500	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB+	9,900,995

	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB–	1,763,904
785	5.000%, 10/01/44	10/24 at 100.00	BBB–	860,745

1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,765,777

NUVEEN	333

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	No Opt. Call	BBB–	$1,112,200

2,215	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2, 5.000%, 5/01/46	5/26 at 100.00	BBB+	2,591,262

3,750	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	4,260,225

6,642	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	7,152,106

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 18.349%, 8/01/38 (IF) (7)	8/20 at 100.00	N/R	2,482,963

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Baa2	1,148,100

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (5)	1,096,860

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 2016-XG0063:
945	16.579%, 2/15/31 (IF) (7)	8/23 at 100.00	Aa1	1,790,038
1,340	16.606%, 2/15/32 (IF) (7)	8/23 at 100.00	Aa1	2,516,440
1,410	16.593%, 2/15/33 (IF) (7)	8/23 at 100.00	Aa1	2,630,129
1,480	16.620%, 2/15/34 (IF) (7)	8/23 at 100.00	Aa1	2,741,138

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	10/16 at 100.00	N/R	485,687

76	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23	10/16 at 100.00	N/R	33,855

5,500	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	6,143,610

1,475	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/37	3/26 at 100.00	BBB	1,729,939

49,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project), Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/16 at 100.00	B+	49,072,563

56,920	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B+	61,293,164

1,975	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)	No Opt. Call	B+	2,052,144

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
1,130	5.000%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	1,334,327
1,000	5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	1,177,050

334	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	$1,108,360

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	BB–	2,432,043

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189:
1,205	20.170%, 8/15/41 (IF)	8/21 at 100.00	AA–	2,280,209
750	19.667%, 8/15/41 (IF)	8/21 at 100.00	AA–	1,400,857

4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38 (6)	12/27 at 100.00	A–	5,058,880

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/17 at 100.00	Baa3	1,011,570

3,091	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	10/16 at 100.00	N/R	31

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,378,164

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,380	6.050%, 5/01/23	10/16 at 100.00	N/R	1,381,394
985	6.250%, 5/01/33	10/16 at 100.00	N/R	985,877

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,151,050
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	7,149,003

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BBB–	3,070,410

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	No Opt. Call	BBB–	1,129,280
37,555	5.625%, 7/01/42	7/22 at 100.00	BBB–	42,259,139

1,000	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Refunding Series 2006, 4.800%, 9/15/30 – RAAI Insured	9/16 at 100.00	AA	973,430

550	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/16 at 100.00	AA–	550,033

	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007:
90	5.000%, 6/01/22 – RAAI Insured	6/17 at 100.00	AA	90,174
3,245	5.250%, 6/01/39 – RAAI Insured	6/17 at 100.00	AA	3,254,475

4,000	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	4,503,880

5,980	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	6,353,630

2,695	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	2,870,849

1,010	Scranton, Pennsylvania, General Obligation Notes, Series 2012B, 8.500%, 9/01/22	No Opt. Call	N/R	1,137,230

NUVEEN	335

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
$1,375	5.000%, 11/15/21	No Opt. Call	BB	$1,471,759
6,620	5.000%, 11/15/28	5/24 at 100.00	BB	7,109,615

465	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 6.875%, 8/01/31	8/21 at 100.00	A–	563,208
329,255	Total Pennsylvania			352,063,021

	Rhode Island – 0.3%

11,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46	1/21 at 100.00	N/R	13,099,443

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
2,370	5.500%, 9/01/28	9/23 at 100.00	BBB	2,706,753
2,500	6.000%, 9/01/33	9/23 at 100.00	BBB	2,913,150

1,890	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 2016-XG0044, 17.153%, 10/01/26 (IF)	10/16 at 100.00	AA+	1,912,907

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	AA	1,630,383

225,585	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	6/17 at 12.63	CCC+	23,675,146
244,945	Total Rhode Island			45,937,782

	South Carolina – 0.7%

	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	20.490%, 5/01/33 (IF)	5/24 at 100.00	AA–	982,729
500	20.644%, 5/01/34 (IF)	5/24 at 100.00	AA–	957,400
1,000	20.644%, 5/01/39 (IF)	5/24 at 100.00	AA–	1,860,700

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	1,567,550

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	4,214,307

3,275	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	10/16 at 100.00	N/R	3,279,847

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
2,285	5.250%, 10/01/26	11/16 at 100.00	N/R	2,287,491
4,465	5.300%, 10/01/35	11/16 at 100.00	N/R	4,469,822

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
2,100	5.500%, 5/01/28	5/17 at 100.00	N/R	2,130,135
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	1,010,900

165	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19	No Opt. Call	N/R	171,232

336	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$2,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45	11/24 at 100.00	N/R	$2,333,260

3,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46	No Opt. Call	BB	3,141,900

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,546,415
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	13,106,718

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	785,378
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,326,824

15,055	South Carolina Jobs-Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax) (4)	1/22 at 100.00	N/R	13,476,182

	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2016B:
7,500	5.000%, 12/01/41 (UB)	12/26 at 100.00	AA–	9,107,250
28,525	5.000%, 12/01/46 (UB)	12/26 at 100.00	AA–	34,494,142

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
1,280	5.000%, 12/01/31	12/23 at 100.00	N/R	1,417,933
1,500	5.000%, 12/01/37	12/23 at 100.00	N/R	1,631,085
108,337	Total South Carolina			105,299,200

	South Dakota – 0.1%

6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32	3/24 at 100.00	N/R	6,746,048

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 2016-XG0096:
1,250	17.437%, 11/01/40 (IF) (7)	11/19 at 100.00	A+	1,883,900
250	17.437%, 11/01/40 (IF) (7)	11/19 at 100.00	A+	376,780
2,905	17.430%, 11/01/40 (IF) (7)	11/19 at 100.00	A+	4,377,544
10,805	Total South Dakota			13,384,272

	Tennessee – 1.7%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	16.359%, 1/01/40 (IF) (7)	1/23 at 100.00	A–	4,113,865
2,500	16.366%, 1/01/45 (IF) (7)	1/23 at 100.00	A–	3,997,300
865	16.265%, 1/01/45 (IF) (7)	1/23 at 100.00	A–	1,382,313

1,315	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	BBB+	1,522,362

110	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38	7/20 at 100.00	BBB+	126,091

NUVEEN	337

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$5,565	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	$6,259,512

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,855	5.250%, 5/01/25	11/24 at 100.00	N/R	3,900,797
54,230	6.000%, 5/01/34	11/24 at 100.00	N/R	54,796,161

4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	BBB	5,098,144

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
13,135	5.000%, 7/01/40 (UB) (7)	7/26 at 100.00	A3	15,882,448
31,675	5.000.%, 7/01/46 (UB) (7)	7/26 at 100.00	A3	38,116,112

1,250	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Fixed Rate Revenue Refunding Bonds, Trezevant Manor, Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,323,088

76,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	91,162,477

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46	No Opt. Call	N/R	12,011,969
210,070	Total Tennessee			239,692,639

	Texas – 4.7%

2,250	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BB+	2,338,223

1,150	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB+	1,173,288

205	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	230,190

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
1,000	5.000%, 12/01/36	12/26 at 100.00	BBB–	1,174,670
845	5.000%, 12/01/46	12/26 at 100.00	BBB–	981,189

6,630	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,928,814

5,935	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	6,182,727

23,850	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/34	1/17 at 100.00	BB	24,156,472

8,395	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	9,228,204

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	B	1,603,343
3,525	7.750%, 8/15/41	8/21 at 100.00	B	3,604,841

338	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$9,860	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax) (4)	10/16 at 100.00	C	$167,226

1,020	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/16) (4)	11/16 at 100.00	N/R	17,299

8,875	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax) (4)	10/16 at 100.00	CC	150,520

10,925	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (4)	10/16 at 100.00	C	185,288

13,650	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2006, 5.000%, 3/01/41 (Alternative Minimum Tax) (4)	10/16 at 100.00	C	231,504

16,665	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (4)	10/16 at 100.00	C	282,638

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)	7/18 at 100.00	N/R	678,400

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,544,845
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,618,824

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,153,932
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,719,310

	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016:
575	4.800%, 9/01/37 (WI/DD, Settling 8/10/16)	9/26 at 100.00	N/R	574,230
1,000	5.250%, 9/01/46 (WI/DD, Settling 8/10/16)	9/26 at 100.00	N/R	998,460

1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,126,719

	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,800,820
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,143,650

6,045	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,351,602

10,640	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	11,156,359

	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36	9/22 at 103.00	N/R	725,459
1,650	5.250%, 9/01/46	9/22 at 103.00	N/R	1,709,351

1,595	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,687,701

1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	BBB	1,120,360

NUVEEN	339

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
$2,225	0.000%, 1/01/28	No Opt. Call	BBB+	$1,531,823
4,000	0.000%, 1/01/29	No Opt. Call	BBB+	2,649,080

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB (5)	25,085,800

6,525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016, 5.000%, 1/01/46	1/26 at 100.00	BBB+	7,724,295

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
45	7.750%, 2/15/18	No Opt. Call	B+	46,478
7,500	9.000%, 2/15/38	2/18 at 100.00	B+	7,852,725

900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB–	933,777

3,355	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB–	3,556,199

	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,527,995
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,588,200

8,335	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 12/01/48 (UB) (7)	12/25 at 100.00	AA+	10,114,856

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (5)	2,630,378

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	7,145,352

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
1,000	6.625%, 9/01/31	9/23 at 100.00	N/R	1,229,190
9,340	6.375%, 9/01/42	9/23 at 100.00	N/R	11,110,023

11,875	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	12,951,706

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	No Opt. Call	N/R	1,499,442
2,000	6.750%, 9/01/43	No Opt. Call	N/R	2,133,940

4,480	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	4,921,280

5,490	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	6,017,644

6,900	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Series 2012C, 5.000%, 7/01/42	No Opt. Call	B–	7,584,549

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	10/16 at 100.00	BB+	2,535,895

340	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
$860	8.625%, 9/01/29	9/19 at 100.00	N/R	$948,838
8,380	9.000%, 9/01/38	9/19 at 100.00	N/R	9,240,291

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37	9/22 at 100.00	N/R	524,180
525	6.750%, 9/01/44	9/22 at 100.00	N/R	550,289

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33	9/22 at 100.00	N/R	523,900

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43	1/23 at 100.00	BB+	3,015,400

2,421	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	10/16 at 100.00	N/R	2,424,222

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	1,502,437
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	AA–	11,923,114
4,920	0.000%, 11/15/26	No Opt. Call	AA–	3,544,811
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	AA–	3,450,950
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	8,064,892
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	AA–	6,684,533
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	AA–	9,075,182
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	AA–	2,958,800
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	1,047,138
1,500	0.000%, 11/15/33	11/31 at 88.44	AA–	773,265
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	AA–	1,005,939
35	0.000%, 11/15/35	11/31 at 78.18	AA–	15,713
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	1,756,061
9,230	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	AA–	3,623,329
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	AA–	714,003
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	AA–	389,771
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	AA–	3,229,869
5,460	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	1,648,592

110	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	135,684

1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	601,183

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	49,639
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	AA–	283,104
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	AA–	626,263
215	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	AA–	89,135
4,030	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	AA–	1,565,131
10,000	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	AA–	3,217,700
17,675	0.000%, 11/15/39	11/24 at 41.26	AA–	5,354,111

NUVEEN	341

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
$1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	$610,685
27,475	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	11,033,960
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	AA	3,835,815

9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,671,280

8,020	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	8,111,268

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	BB–	8,186,080

9,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (Alternative Minimum Tax)	7/25 at 100.00	BB–	10,415,315

2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	3,007,193

39,955	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	43,176,971

	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	797,436
750	5.875%, 9/01/44	9/19 at 103.00	N/R	771,630

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
2,765	7.150%, 9/01/27	3/18 at 103.00	N/R	2,905,075
1,475	7.400%, 9/01/28	3/20 at 103.00	N/R	1,584,047

	Little Elm, Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
870	6.900%, 9/01/32	3/18 at 103.00	N/R	914,222
1,215	7.150%, 9/01/37	3/18 at 103.00	N/R	1,276,552

	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/23 at 100.00	N/R	515,130
400	5.500%, 9/15/40	9/23 at 100.00	N/R	412,052

20,970	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB–	22,416,091

17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)	1/26 at 102.00	N/R	18,049,636

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2014A:

500	5.000%, 4/01/34	4/24 at 100.00	BBB–	563,565
1,000	5.000%, 4/01/39	No Opt. Call	BBB–	1,119,890
7,260	5.000%, 4/01/44	No Opt. Call	BBB–	8,104,265

342	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$825	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	BBB–	$947,735

2,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	BBB–	2,840,393

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A:
2,310	5.000%, 7/01/35	7/25 at 100.00	BBB–	2,627,232
6,380	5.000%, 7/01/47	7/25 at 100.00	BBB–	7,156,255

500	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 4.875%, 12/01/32	No Opt. Call	BBB–	552,745

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 1015, 19.055%, 1/01/38 (IF) (7)	1/18 at 100.00	AA–	15,962,391

3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	3,903,350

1,720	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	BBB+	2,025,575

	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
6,280	7.000%, 12/15/32 (4)	No Opt. Call	N/R	5,561,191
3,800	7.250%, 12/15/42 (4)	No Opt. Call	N/R	3,369,118
14,375	7.250%, 12/15/47 (4)	12/21 at 100.00	N/R	12,734,238

4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46	11/21 at 100.00	N/R	5,011,921

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,968,085

750	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	774,915

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (4)	10/16 at 100.00	C	100,827

4,095	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax) (4)	10/16 at 100.00	C	69,451

2,285	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22 (4)	10/16 at 100.00	C	38,754

1,575	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22 (4)	10/16 at 100.00	C	26,712

100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series 2012B, 8.000%, 7/01/38 (Alternative Minimum Tax)	No Opt. Call	N/R	87,431

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	1,616,692

27,880	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB)	5/26 at 100.00	AA–	33,873,921

NUVEEN	343

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2014, 5.625%, 11/15/41	11/24 at 100.00	BB	$2,757,300

2,075	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,340,475

3,940	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, Inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	4,121,713

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	BBB+	119,698

4,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/31	No Opt. Call	A3	4,558,200

1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	2,256,991

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	10,471,698
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,325,223
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	12,343,344

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,477,947
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	4,578,221

3,295	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	10/16 at 100.00	BB	3,294,473

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	BBB	6,700,760

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)	10/16 at 100.00	C	16,621

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
8,610	5.250%, 11/01/32	11/17 at 100.00	Baa3	8,903,257
12,015	5.375%, 11/01/37	11/17 at 100.00	Baa3	12,412,456

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,146,938
2,280	6.250%, 9/01/40	9/25 at 100.00	N/R	2,369,946
4,545	6.375%, 9/01/45	9/25 at 100.00	N/R	4,731,436
831,521	Total Texas			675,328,341

	Utah – 0.4%

1,600	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	1,849,664

830	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37	6/17 at 100.00	N/R	837,877

344	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
$1,145	5.550%, 11/15/26 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (5)	$1,161,202
9,195	5.700%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (5)	9,329,155

2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45	4/20 at 100.00	BB+	2,751,544

750	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2014A, 5.000%, 5/15/45	5/24 at 100.00	AA+	891,360

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology, Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	2,244,540

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	1,829,164
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,804,548

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
1,675	6.250%, 6/15/28	6/17 at 100.00	N/R	1,705,937
2,975	6.500%, 6/15/38	6/17 at 100.00	N/R	3,026,230

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
1,940	8.000%, 7/15/30	7/18 at 102.00	N/R	2,119,663
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,271,323

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,960,637

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
995	5.750%, 7/15/22	7/17 at 100.00	N/R	1,004,781
1,530	5.875%, 7/15/27	7/17 at 100.00	N/R	1,542,164
3,475	6.000%, 7/15/37	7/17 at 100.00	N/R	3,499,673

4,100	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	4,219,556
48,225	Total Utah			51,049,018

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, 2016B Green Bonds:
1,500	5.000%, 12/01/37 (UB) (7)	6/26 at 100.00	A–	1,799,880
3,750	5.000%, 12/01/39 (UB) (7)	6/26 at 100.00	A–	4,485,375
5,990	5.000%, 12/01/46 (UB) (7)	6/26 at 100.00	A–	7,136,127
11,240	Total Vermont			13,421,382

	Virgin Islands – 0.0%

1,785	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB–	1,887,923

	Virginia – 1.1%

24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	25,314,817

NUVEEN	345

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
$2,133	6.250%, 3/01/18 (24)	3/17 at 100.00	N/R	$1,376,532
5,251	6.600%, 3/01/25 (25)	10/16 at 100.00	N/R	3,389,731
3,131	6.750%, 3/01/34 (26)	10/16 at 100.00	N/R	2,021,593

	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35	3/25 at 100.00	N/R	1,170,598
1,865	5.400%, 3/01/45	3/25 at 100.00	N/R	1,983,577

720	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A, 6.250%, 12/01/38	11/18 at 100.00	N/R	725,861

11,285	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	12,468,458

6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45	3/25 at 100.00	N/R	6,977,244

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	6,034,000
5,265	5.000%, 12/01/47	12/23 at 100.00	N/R	5,643,501

6,000	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45	3/25 at 100.00	N/R	6,123,300

7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (6)	10/28 at 100.00	BBB+	8,459,640

4,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	1,812,120

3,900	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	4,377,009

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA	1,751,334
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA	2,830,974
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	2,009,556
17,560	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	8,088,487

4,650	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	4,602,756

	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. – Harbor’s Edge Project, Refunding Series 2014:
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,685,540
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,277,500

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,202	6.350%, 9/01/28	9/17 at 100.00	N/R	1,253,758
10,054	6.450%, 9/01/37	9/17 at 100.00	N/R	10,480,893

346	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
$1,805	5.000%, 6/15/34	6/26 at 100.00	Baa1	$2,193,346
3,940	5.000%, 6/15/35	6/26 at 100.00	Baa1	4,768,503
1,000	5.000%, 6/15/36	6/26 at 100.00	Baa1	1,207,380

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	725,950

7,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	6,842,360

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
1,100	5.000%, 7/01/35	7/25 at 100.00	BB+	1,235,641
4,225	5.000%, 7/01/45	7/25 at 100.00	BB+	4,697,820
163,546	Total Virginia			151,529,779

	Washington – 1.3%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (7)	6/19 at 100.00	AA	1,790,722

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0007:
2,500	18.511%, 6/01/39 (IF) (7)	6/19 at 100.00	AA	3,697,300
750	18.511%, 6/01/39 (IF) (7)	6/19 at 100.00	AA	1,109,190

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,176,441

	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
2,225	5.000%, 12/01/30	No Opt. Call	N/R	2,387,892
5,795	5.000%, 12/01/38	No Opt. Call	N/R	6,131,400

	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	No Opt. Call	N/R	1,558,290
5,500	6.250%, 12/01/45	No Opt. Call	N/R	5,728,305

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,360	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,381,434
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	3,708,239

1,580	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	2,167,491

6,800	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BBB–	7,406,152

4,025	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	4,054,624

7,675	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/17 at 100.00	N/R	7,702,784

4,370	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Refunding Series 2015, 5.000%, 7/01/39	7/25 at 100.00	Baa1	5,081,174

NUVEEN	347

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$2,420	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Series 2015A, 5.000%, 8/15/45 (UB) (7)	8/25 at 100.00	AA–	$2,911,333

	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	16.740%, 8/15/40 (IF) (7)	8/25 at 100.00	AA–	907,860
2,125	16.740%, 8/15/45 (IF) (7)	8/25 at 100.00	AA–	3,850,755

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D:
5,015	5.000%, 10/01/38 (UB) (7)	10/24 at 100.00	AA–	5,944,480
4,750	5.000%, 10/01/41 (UB) (7)	10/24 at 100.00	AA–	5,618,823

14,005	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014C, 5.000%, 10/01/44 (UB) (7)	10/24 at 100.00	AA–	16,634,859

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,640	20.477%, 10/01/41 (IF) (7)	10/24 at 100.00	AA–	3,159,788
1,060	20.477%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	2,029,423
600	20.477%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	1,148,730

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
2,500	16.802%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	4,329,100
3,740	16.786%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	6,473,566
1,190	16.867%, 10/01/44 (IF) (7)	10/24 at 100.00	AA–	2,058,819

2,220	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/42 (UB) (7)	10/22 at 100.00	AA–	2,592,205

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
1,510	16.780%, 10/01/42 (IF) (7)	10/22 at 100.00	AA–	2,521,821
630	16.742%, 10/01/42 (IF) (7)	10/22 at 100.00	AA–	1,052,503
785	16.865%, 10/01/42 (IF) (7)	10/22 at 100.00	AA–	1,308,933

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015A, 5.000%, 10/01/45 (UB)	4/25 at 100.00	Aa2	12,041,700

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 2015-XF0153:
3,685	16.690%, 12/06/18 (IF) (7)	No Opt. Call	AA	5,577,984
2,500	16.597%, 10/01/40 (IF) (7)	10/20 at 100.00	AA	3,784,700
1,750	16.695%, 10/01/40 (IF) (7)	10/20 at 100.00	AA	2,649,290
935	16.795%, 10/01/42 (IF) (7)	10/22 at 100.00	AA	1,562,048
945	16.577%, 10/01/42 (IF) (7)	10/22 at 100.00	AA	1,577,914

1,200	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.250%, 10/01/46	4/22 at 100.00	Baa1	1,374,144

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 16.380%, 8/15/42 (IF) (7)	8/22 at 100.00	AA–	1,744,335

1,520	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016-XF0392, 17.818%, 10/01/39 (IF) (7)	4/20 at 100.00	AA–	2,266,001

1,875	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679, 17.936%, 10/01/39 (IF)	4/20 at 100.00	AA–	2,796,000

348	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$13,914	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R	$14,309,779

1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45	7/25 at 100.00	N/R	1,858,859

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,130	6.500%, 10/01/32	No Opt. Call	N/R	2,366,877
18,225	6.750%, 10/01/47	No Opt. Call	N/R	20,205,693

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,833,299
159,244	Total Washington			194,573,059

	West Virginia – 0.4%

7,722	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	No Opt. Call	N/R	8,367,405

3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba1	3,844,897

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R	1,756,924

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,180	6.500%, 10/01/38	10/18 at 100.00	N/R	13,973,831
22,445	6.750%, 10/01/43	10/18 at 100.00	N/R	23,833,223
48,347	Total West Virginia			51,776,280

	Wisconsin – 1.2%

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R	9,340,520

4,695	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46	2/26 at 100.00	N/R	4,833,596

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36	5/26 at 100.00	N/R	1,106,644
3,445	5.250%, 5/01/46	5/26 at 100.00	N/R	3,488,683

3,530	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	3,939,162

3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45	3/25 at 100.00	BB+	3,275,994

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35	7/25 at 100.00	N/R	1,040,930
1,590	5.625%, 7/01/45	7/25 at 100.00	N/R	1,658,434

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	724,766
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	550,130

NUVEEN	349

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
$1,100	6.000%, 10/01/32	10/22 at 100.00	BB+	$1,216,666
4,275	6.200%, 10/01/42	10/22 at 100.00	BB+	4,730,458

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	BB+	1,827,435
1,085	5.125%, 10/01/45	10/22 at 100.00	BB+	1,134,509

4,535	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 7.000%, 5/01/40 (4)	5/24 at 100.00	N/R	4,135,557

1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,943,700

11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	13,148,428

5,270	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	5,450,287

1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A, 5.000%, 9/01/38	9/24 at 100.00	BB	1,864,190

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	No Opt. Call	BB–	4,733,924
4,250	5.750%, 4/01/42	No Opt. Call	BB–	4,509,335

4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB–	4,766,769

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,816,997
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,899,106

3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 16.716%, 11/15/41 (IF) (7)	11/21 at 100.00	AA+	6,551,497

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072, 16.777%, 4/15/35 (IF) (7)	4/23 at 100.00	A2	4,071,900

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,376,018

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Tender Option Bond Trust 2016-XL0008, 18.206%, 8/15/37 (IF) (7)	2/20 at 100.00	AA	4,114,550

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 17.592%, 4/01/39 (IF) (7)	4/19 at 100.00	AA–	1,300,366

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	15.626%, 11/15/44 (IF) (7)	11/22 at 100.00	A+	3,931,700
380	15.626%, 11/15/44 (IF) (7)	11/22 at 100.00	A+	597,618
750	15.626%, 11/15/44 (IF) (7)	11/22 at 100.00	A+	1,179,510

350	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
$1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)		5/21 at 100.00	N/R (5)	$1,227,640
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)		5/21 at 100.00	N/R (5)	4,864,095

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38		12/19at 100.00	AA–	557,565

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,655	8.375%, 6/01/37		NoOpt. Call	N/R	3,179,389
42,905	8.625%, 6/01/47		6/22 at 100.00	N/R	51,679,931
145,245	Total Wisconsin				168,767,999
$15,237,122	Total Municipal Bonds (cost 13,526,250,049)				14,695,278,480

Shares	Description (1)				Value

	COMMON STOCKS – 0.8%

	Airlines – 0.8%

3,000,000	American Airlines Group Inc. (27)				$106,500,000

	Chemicals – 0.0%

3,615	Ingevity Corporation (28)				138,346

	Containers & Packaging – 0.0%

21,692	WestRock Company (29)				930,804
	Total Common Stocks (cost $43,592,165)				107,569,150

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.9%

	Real Estate Management & Development – 0.9%

$133,138	AAF Holdings LLC, 144A	12.000%	7/01/19	N/R	$136,466,413

	Transportation – 0.0%

68	Las Vegas Monorail Company, Senior Interest Bonds (9), (30)	5.500%	7/15/19	N/R	20,331

18	Las Vegas Monorail Company, Senior Interest Bonds (9), (30)	5.500%	7/15/55	N/R	5,407
86	Total Transportation				25,738
$133,224	Total Corporate Bonds (cost $124,296,882)				136,492,151
	Total Long-Term Investments (cost $13,694,139,096)				14,939,339,781

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.9%

	MUNICIPAL BONDS – 0.9%

	Arizona – 0.0%

$4,065	Arizona State Transportation Board, Highway Revenue Bonds, Tender Option Bond Floater 3466, Variable Rate Demand Obligations, 0.434%, 1/01/18 (31)		No Opt. Call	A-1	$4,065,000

NUVEEN	351

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 0.1%

$6,380	California Educational Facilities Authority, Revenue Bonds, Claremont McKenna College, Tender Option Bond Floater 3580, Variable Rate Demand Obligations, 0.420%, 7/01/17 (31)	No Opt. Call	VMIG-1	$6,380,000

5,000	California Educational Facilities Authority, Revenue Bonds, Claremont McKenna College, Tender Option Bond Floater 3969, Variable Rate Demand Obligations, 0.470%, 7/01/17 (31)	No Opt. Call	VMIG-1	5,000,000

2,000	California Educational Facilities Authority, Revenue Bonds, Claremont McKenna College, Tender Option Bond Floater 3962, Variable Rate Demand Obligations, 0.440%, 7/01/17 (WI/DD, Settling 8/01/16) (31)	No Opt. Call	VMIG-1	2,000,000

2,000	Los Angeles Community College District, California, General Obligation Bonds, Tender Option Bond Floater 2016-ZM0163, Variable Rate Demand Obligations, 0.460%, 3/29/17 (31)	No Opt. Call	VMIG-1	2,000,000

4,220	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond Floaters 3415, Variable Rate Demand Obligations, 0.490%, 2/01/17 (31)	No Opt. Call	A-1	4,220,000
19,600	Total California			19,600,000

	District of Columbia – 0.1%

7,080	District of Columbia, Income Tax Secured Revenue Bonds, Tender Option Bond Floater 3354, Variable Rate Demand Obligations, 0.470%, 6/01/17 (31)	No Opt. Call	A-1	7,080,000

	Florida – 0.1%

15,830	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Tender Option Bond Floater 2008-2539, Variable Rate Demand Obligations, 0.440%, 1/01/17 (31)	No Opt. Call	VMIG-1	15,830,000

	Georgia – 0.1%

685	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, Variable Rate Demand Obligations, 6.500%, 3/31/17 (31)	1/17 at 100.00	N/R	685,000

6,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Tender Option Bond Floater 4016, Variable Rate Demand Obligations, 0.490%, 1/01/17 (31)	No Opt. Call	A-1	6,500,000
7,185	Total Georgia			7,185,000

	Illinois – 0.1%

14,305	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Tender Option Bond Floater 2016-ZF0480, Variable Rate Demand Obligations, 0.500%, 7/01/17 (31)	No Opt. Call	A-1	14,305,000

	Indiana – 0.0%

4,925	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint Francis Health Services Inc., Tender Option Bond Floater 2016-ZF0309, Variable Rate Demand Obligations, 0.466%, 11/01/17 (31)	No Opt. Call	VMIG-1	4,925,000

	Michigan – 0.0%

5,220	Lakewood Public Schools, Ionia County, Michigan, General Obligation Bonds, Tender Option Bond Floater 2016-ZF0297, Variable Rate Demand Obligations, 0.512%, 5/01/29 (31)	5/17 at 100.00	A-1	5,220,000

352	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 0.2%

$6,660	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Floater 3160, Variable Rate Demand Obligations, 0.460%, 9/15/16 (31)	No Opt. Call	A-1	$6,660,000

7,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Tender Option Bond Floater 1075X, Variable Rate Demand Obligations, 0.530%, 1/15/39 (31)	1/19 at 100.00	F-1	7,300,000

7,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Floater 2887, Variable Rate Demand Obligations, 0.440%, 9/15/16 (31)	No Opt. Call	A-1	7,000,000
20,960	Total New York			20,960,000

	South Carolina – 0.0%

875	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Tender Option Bond Floater 2016-ZM0314, Variable Rate Demand Obligations, 0.560%, 1/01/38 (31)	1/19 at 100.00	A-1	875,000

	Tennessee – 0.1%

9,900	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Tender Option Bond Floater 2016-3013, Variable Rate Demand Obligations, 0.470%, 10/01/39 (31)	10/19 at 100.00	A-1	9,900,000

	Washington – 0.1%

9,995	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Tender Option Bond Floater 2016-ZF0472, Variable Rate Demand Obligations, 0.480%, 5/01/17 (31)	No Opt. Call	A-1	9,995,000

9,995	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Tender Option Bond Floater 2640, Variable Rate Demand Obligations, 0.440%, 7/01/17 (31)	No Opt. Call	A-1	9,995,000
19,990	Total Washington			19,990,000
$129,935	Total Short-Term Investments (cost $129,935,000)			129,935,000
	Total Investments (cost $13,824,074,096) – 104.3%			15,069,274,781
	Floating Rate Obligations – (6.3)%			(914,617,000)
	Other Assets Less Liabilities – 2.0% (32)			293,280,420
	Net Assets – 100%			$14,447,938,201

Investments in Derivatives as of July 31, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(600)	9/16	$(79,828,125)	$(290,625)	$(2,199,279)

NUVEEN	353

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

Credit Default Swaps

Counterparty	Referenced Entity	Buy/Sell Protec tion (33)	Current Credit Spread (34)	Notional Amount	Fixed Rate (Annua lized)	Termi nation Date	Value	Unrea lized Appre ciation (Depre ciation)
Citibank, National Association	City of Chicago	Sell	4.70%	$33,000,000	1.000%	6/20/21	$(3,814,496)	$(6,526	)(9)
Citibank, National Association	Commonwealth of Puerto Rico	Buy	N/A	10,000,000	5.000	12/20/19	4,091,667	2,161,855
Goldman Sachs Bank USA	Assured Guaranty Municipal Corp.	Buy	1.97	19,750,000	5.000	9/20/20	(2,411,781)	(1,631,926)
Goldman Sachs Bank USA	Assured Guaranty Municipal Corp.	Buy	2.12	3,000,000	5.000	12/20/20	(366,327)	(221,830)
Goldman Sachs Bank USA	Markit MCDX NA 21	Buy	1.01	54,750,000	1.000	12/20/18	(51,385)	(254,004	)(9)
Goldman Sachs Bank USA	Markit MCDX NA 24	Buy	0.82	24,750,000	1.000	6/20/20	(186,000)	(194,597	)(9)
				$145,250,000			$(2,738,322)	$(147,028)

Interest Rate Swaps

Counter party	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annua lized)	Fixed Rate Payment Frequency	Effective Date (35)	Optional Early Termi nation	Termi nation Date	Variation Margin Recei vable/ (Payable)	Unrea lized Appre ciation (Depre ciation)
Barclays bank PLC*	$60,000,000	Receive	3-Month USD- LIBOR-ICE	2.546%	Semi- Annually	1/13/17	N/A	1/13/33	$(473,229)	$(8,325,628)
JPMorgan Chase Bank, N.A.	18,000,000	Receive	Weekly USD-SIFMA	1.937	Quarterly	1/25/17	2/25/17	1/25/37	—	(1,711,056)
	$78,000,000								$(473,229)	$(10,036,684)
*	Citigroup Global Markets Inc. is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$14,695,144,675	$133,805	$14,695,278,480
Common Stocks	107,569,150	—	—	107,569,150
Corporate Bonds	—	136,466,413	25,738	136,492,151
Short-Term Investments:
Municipal Bonds	—	129,935,000	—	129,935,000
Investments in Derivatives
Futures Contracts*	(2,199,279)	—	—	(2,199,279)
Credit Default Swaps*	—	308,099	(455,127)	(147,028)
Interest Rate Swaps*	—	(10,036,684)	—	(10,036,684)
Total	$105,369,871	$14,951,817,503	$(295,584)	$15,056,891,790
*	Represents net unrealized appreciation (depreciation).

354	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2016, the cost of investments (excluding investments in derivatives) was $12,859,603,928.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$1,704,637,492
Depreciation	(409,625,935)
Net unrealized appreciation (depreciation) of investments	$1,295,011,557

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(8)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional 0.25% effective May 11, 2016.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	On June 3, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.375% to 3.825%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.825% to 5.100%.

(11)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 3.600%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.600% to 4.800%.

NUVEEN	355

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2016 (Unaudited)

(12)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.125% to 3.675%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.675% to 4.900%.

(13)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to 1.813%. On May 7, 2015, the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(14)	On December 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.750% to 0.775%.

(15)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(16)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(17)	Principal Amount (000) rounds to less than $1,000.

(18)	On July 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 4.200%.

(19)	On September 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.500% to 3.850%.

(20)	On February 8, 2011, the Fund’s Adviser ceased accruing additional income and “wrote-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian resumed accruing income at an annual interest rate of 4.500%.

(21)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.625% to 2.250%.

(22)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(23)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(24)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(25)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(26)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(27)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(28)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(29)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(30)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(31)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(32)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(33)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(34)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(35)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not Applicable

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

356	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2016